UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02676

Fidelity School Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2024

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Global Credit Fund Fidelity® Global Credit Fund : FGBFX

This annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Global Credit Fund	$ 52	0.50%
What affected the Fund's performance this period?

•Global investment-grade bonds gained in 2024, buoyed by global monetary easing, as most major developed-market central banks - including in the U.S., U.K, Europe and Canada - began to lower policy interest rates after raising them aggressively the previous two years to combat inflation.
•At year-end, about 65% of the portfolio was comprised of corporate bond holdings, while 19% was in non-benchmark exposure to U.S. government bonds and roughly 2% in non-U.S. government bonds.
•Roughly 40% of the fund was invested in investment-grade securities rated A and above, while 52% was in bonds rated BBB and lower. The fund also had an approximate 5% allocation to cash as of December 31.
•The largest individual relative contributor this period was the fund's position in real-estate investor Aroundtown bonds, followed by overweights in European property companies Grand City Properties and Heimstaden.
•Conversely, the largest individual relative detractor was a position in Titanium 2l Bondco SARl.
•Top fund holdings at the end of the year included U.S. treasury notes and bonds, UBS Group, Aroundtown and Argentum Netherlands BV.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Global Credit Fund	8.42%	0.08%	1.74%
Fidelity Global Credit Fund Linked Index℠	3.52%	0.60%	1.91%
Bloomberg Global Aggregate Credit Index (Hedged USD)	3.52%	0.60%	2.46%
Bloomberg Global Aggregate Bond Index	-1.69%	-1.96%	0.15%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$51,614,947
Number of Holdings	207
Total Advisory Fee	$206,732
Portfolio Turnover	57%
What did the Fund invest in?
(as of December 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.4
AAA - 1.3
AA - 0.1
A - 10.6
BBB - 39.7
BB - 12.8
B - 2.7
CCC,CC,C - 0.2
D - 0.2
Not Rated - 6.9
Short-Term Investments and Net Other Assets (Liabilities) - 7.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 61.1
U.S. Treasury Obligations - 18.4
Preferred Securities - 11.2
Foreign Government and Government Agency Obligations - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 7.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 42.8
United Kingdom - 15.0
Germany - 12.7
France - 4.1
Netherlands - 3.9
Luxembourg - 3.4
Switzerland - 3.2
Ireland - 2.2
Denmark - 1.8
Others - 10.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	9.7
US Treasury Bonds	8.7
UBS Group AG	2.5
Argentum Netherlands BV	2.2
NatWest Group PLC	2.0
Grand City Properties SA	1.9
Aroundtown SA	1.9
Blackstone Property Partners Europe Holdings Sarl	1.8
HSBC Holdings PLC	1.4
Barclays PLC	1.3
33.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914345.100    2423-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Global Credit Fund Fidelity Advisor® Global Credit Fund Class C : FGBYX

This annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 156	1.51%
What affected the Fund's performance this period?

•Global investment-grade bonds gained in 2024, buoyed by global monetary easing, as most major developed-market central banks - including in the U.S., U.K, Europe and Canada - began to lower policy interest rates after raising them aggressively the previous two years to combat inflation.
•At year-end, about 65% of the portfolio was comprised of corporate bond holdings, while 19% was in non-benchmark exposure to U.S. government bonds and roughly 2% in non-U.S. government bonds.
•Roughly 40% of the fund was invested in investment-grade securities rated A and above, while 52% was in bonds rated BBB and lower. The fund also had an approximate 5% allocation to cash as of December 31.
•The largest individual relative contributor this period was the fund's position in real-estate investor Aroundtown bonds, followed by overweights in European property companies Grand City Properties and Heimstaden.
•Conversely, the largest individual relative detractor was a position in Titanium 2l Bondco SARl.
•Top fund holdings at the end of the year included U.S. treasury notes and bonds, UBS Group, Aroundtown and Argentum Netherlands BV.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	6.37%	-0.91%	0.87%
Class C	7.37%	-0.91%	0.87%
Fidelity Global Credit Fund Linked Index℠	3.52%	0.60%	1.91%
Bloomberg Global Aggregate Credit Index (Hedged USD)	3.52%	0.60%	2.46%
Bloomberg Global Aggregate Bond Index	-1.69%	-1.96%	0.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$51,614,947
Number of Holdings	207
Total Advisory Fee	$206,732
Portfolio Turnover	57%
What did the Fund invest in?
(as of December 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.4
AAA - 1.3
AA - 0.1
A - 10.6
BBB - 39.7
BB - 12.8
B - 2.7
CCC,CC,C - 0.2
D - 0.2
Not Rated - 6.9
Short-Term Investments and Net Other Assets (Liabilities) - 7.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 61.1
U.S. Treasury Obligations - 18.4
Preferred Securities - 11.2
Foreign Government and Government Agency Obligations - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 7.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 42.8
United Kingdom - 15.0
Germany - 12.7
France - 4.1
Netherlands - 3.9
Luxembourg - 3.4
Switzerland - 3.2
Ireland - 2.2
Denmark - 1.8
Others - 10.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	9.7
US Treasury Bonds	8.7
UBS Group AG	2.5
Argentum Netherlands BV	2.2
NatWest Group PLC	2.0
Grand City Properties SA	1.9
Aroundtown SA	1.9
Blackstone Property Partners Europe Holdings Sarl	1.8
HSBC Holdings PLC	1.4
Barclays PLC	1.3
33.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914347.100    2425-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Global Credit Fund Fidelity Advisor® Global Credit Fund Class Z : FIQYX

This annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 43	0.42%
What affected the Fund's performance this period?

•Global investment-grade bonds gained in 2024, buoyed by global monetary easing, as most major developed-market central banks - including in the U.S., U.K, Europe and Canada - began to lower policy interest rates after raising them aggressively the previous two years to combat inflation.
•At year-end, about 65% of the portfolio was comprised of corporate bond holdings, while 19% was in non-benchmark exposure to U.S. government bonds and roughly 2% in non-U.S. government bonds.
•Roughly 40% of the fund was invested in investment-grade securities rated A and above, while 52% was in bonds rated BBB and lower. The fund also had an approximate 5% allocation to cash as of December 31.
•The largest individual relative contributor this period was the fund's position in real-estate investor Aroundtown bonds, followed by overweights in European property companies Grand City Properties and Heimstaden.
•Conversely, the largest individual relative detractor was a position in Titanium 2l Bondco SARl.
•Top fund holdings at the end of the year included U.S. treasury notes and bonds, UBS Group, Aroundtown and Argentum Netherlands BV.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	8.61%	0.20%	2.19%
Fidelity Global Credit Fund Linked Index℠	3.52%	0.60%	2.34%
Bloomberg Global Aggregate Credit Index (Hedged USD)	3.52%	0.60%	2.34%
Bloomberg Global Aggregate Bond Index	-1.69%	-1.96%	-0.30%
A   From October 2, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$51,614,947
Number of Holdings	207
Total Advisory Fee	$206,732
Portfolio Turnover	57%
What did the Fund invest in?
(as of December 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.4
AAA - 1.3
AA - 0.1
A - 10.6
BBB - 39.7
BB - 12.8
B - 2.7
CCC,CC,C - 0.2
D - 0.2
Not Rated - 6.9
Short-Term Investments and Net Other Assets (Liabilities) - 7.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 61.1
U.S. Treasury Obligations - 18.4
Preferred Securities - 11.2
Foreign Government and Government Agency Obligations - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 7.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 42.8
United Kingdom - 15.0
Germany - 12.7
France - 4.1
Netherlands - 3.9
Luxembourg - 3.4
Switzerland - 3.2
Ireland - 2.2
Denmark - 1.8
Others - 10.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	9.7
US Treasury Bonds	8.7
UBS Group AG	2.5
Argentum Netherlands BV	2.2
NatWest Group PLC	2.0
Grand City Properties SA	1.9
Aroundtown SA	1.9
Blackstone Property Partners Europe Holdings Sarl	1.8
HSBC Holdings PLC	1.4
Barclays PLC	1.3
33.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914350.100    3282-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Intermediate Municipal Income Fund Fidelity Advisor® Intermediate Municipal Income Fund Class C : FZICX

This annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 142	1.41%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index for the fiscal year.
•Pricing factors also meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•Underweights in general obligation bonds backed by the states of California, New York and Massachusetts, as well as an underweight in securities backed by New York City and its Municipal Water Finance Authority, helped, as well.
•In contrast, the fund's yield-curve positioning detracted, as performance was hurt especially by an overweight in 20-year bonds.
•Overweights in certain health care and airport bonds also detracted from the relative result.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class C (incl. contingent deferred sales charge)	-0.67%	0.11%	1.09%
Class C	0.32%	0.11%	1.09%
Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index	0.71%	1.05%	2.12%
Fidelity Intermediate Municipal Income Linked Index℠	0.84%	1.07%	2.04%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$12,118,799,362
Number of Holdings	2,936
Total Advisory Fee	$29,274,568
Portfolio Turnover	19%
What did the Fund invest in?
(as of December 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	34.5
Transportation	19.1
Health Care	14.7
Special Tax	7.6
Education	5.1
Others(Individually Less Than 5%)	19.0
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 9.1
AA - 39.8
A - 35.5
BBB - 7.6
BB - 1.0
B - 0.5
Not Rated - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.6
Illinois	9.5
Florida	6.6
New York	5.9
New Jersey	5.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914131.100    1526-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Global Credit Fund Fidelity Advisor® Global Credit Fund Class A : FGBZX

This annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 79	0.75%
What affected the Fund's performance this period?

•Global investment-grade bonds gained in 2024, buoyed by global monetary easing, as most major developed-market central banks - including in the U.S., U.K, Europe and Canada - began to lower policy interest rates after raising them aggressively the previous two years to combat inflation.
•At year-end, about 65% of the portfolio was comprised of corporate bond holdings, while 19% was in non-benchmark exposure to U.S. government bonds and roughly 2% in non-U.S. government bonds.
•Roughly 40% of the fund was invested in investment-grade securities rated A and above, while 52% was in bonds rated BBB and lower. The fund also had an approximate 5% allocation to cash as of December 31.
•The largest individual relative contributor this period was the fund's position in real-estate investor Aroundtown bonds, followed by overweights in European property companies Grand City Properties and Heimstaden.
•Conversely, the largest individual relative detractor was a position in Titanium 2l Bondco SARl.
•Top fund holdings at the end of the year included U.S. treasury notes and bonds, UBS Group, Aroundtown and Argentum Netherlands BV.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 4.00% sales charge)	3.83%	-1.00%	1.06%
Class A (without 4.00% sales charge)	8.15%	-0.19%	1.47%
Fidelity Global Credit Fund Linked Index℠	3.52%	0.60%	1.91%
Bloomberg Global Aggregate Credit Index (Hedged USD)	3.52%	0.60%	2.46%
Bloomberg Global Aggregate Bond Index	-1.69%	-1.96%	0.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$51,614,947
Number of Holdings	207
Total Advisory Fee	$206,732
Portfolio Turnover	57%
What did the Fund invest in?
(as of December 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.4
AAA - 1.3
AA - 0.1
A - 10.6
BBB - 39.7
BB - 12.8
B - 2.7
CCC,CC,C - 0.2
D - 0.2
Not Rated - 6.9
Short-Term Investments and Net Other Assets (Liabilities) - 7.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 61.1
U.S. Treasury Obligations - 18.4
Preferred Securities - 11.2
Foreign Government and Government Agency Obligations - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 7.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 42.8
United Kingdom - 15.0
Germany - 12.7
France - 4.1
Netherlands - 3.9
Luxembourg - 3.4
Switzerland - 3.2
Ireland - 2.2
Denmark - 1.8
Others - 10.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	9.7
US Treasury Bonds	8.7
UBS Group AG	2.5
Argentum Netherlands BV	2.2
NatWest Group PLC	2.0
Grand City Properties SA	1.9
Aroundtown SA	1.9
Blackstone Property Partners Europe Holdings Sarl	1.8
HSBC Holdings PLC	1.4
Barclays PLC	1.3
33.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914346.100    2424-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Intermediate Municipal Income Fund Fidelity Advisor® Intermediate Municipal Income Fund Class Z : FIQZX

This annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.31%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index for the fiscal year.
•Pricing factors also meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•Underweights in general obligation bonds backed by the states of California, New York and Massachusetts, as well as an underweight in securities backed by New York City and its Municipal Water Finance Authority, helped, as well.
•In contrast, the fund's yield-curve positioning detracted, as performance was hurt especially by an overweight in 20-year bonds.
•Overweights in certain health care and airport bonds also detracted from the relative result.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	1.43%	1.23%	2.27%
Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index	0.71%	1.05%	2.20%
Fidelity Intermediate Municipal Income Linked Index℠	0.84%	1.07%	2.14%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.24%
A   From October 2, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$12,118,799,362
Number of Holdings	2,936
Total Advisory Fee	$29,274,568
Portfolio Turnover	19%
What did the Fund invest in?
(as of December 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	34.5
Transportation	19.1
Health Care	14.7
Special Tax	7.6
Education	5.1
Others(Individually Less Than 5%)	19.0
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 9.1
AA - 39.8
A - 35.5
BBB - 7.6
BB - 1.0
B - 0.5
Not Rated - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.6
Illinois	9.5
Florida	6.6
New York	5.9
New Jersey	5.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914134.100    3283-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Multi-Asset Income Fund Fidelity Advisor® Multi-Asset Income Fund Class Z : FIWBX

This annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 66	0.62%
What affected the Fund's performance this period?

•Higher-risk assets fared well in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, the fund underperformed the Composite index - a 50/50 blend of the S&P 500® index and the Bloomberg U.S. Aggregate Bond Index.
•Relative to this index, security selection in the fund's equity sleeve and an underweight in the asset class detracted.
•Among investment-grade bonds, security selection hampered the fund's relative result, as the fund's exposure to long-dated U.S. Treasurys detracted in a generally rising-rate environment. An underweight in the overall investment-grade segment, however, meaningfully contributed for the year.
•Other noteworthy contributors were security selection and the fund's out-of-benchmark allocation to convertible securities.
•The largest portfolio shifts the past year included higher exposure to convertible securities and equities, primarily with the sale proceeds of U.S. Treasury securities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
October 2, 2018 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class Z	9.95%	8.08%	9.23%
S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index	12.65%	7.18%	7.71%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.34%
A   From October 2, 2018
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$2,883,680,080
Number of Holdings	471
Total Advisory Fee	$16,916,255
Portfolio Turnover	230%
What did the Fund invest in?
(as of December 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 17.4
A - 0.9
BBB - 1.6
BB - 7.8
B - 8.9
CCC,CC,C - 3.8
Not Rated - 12.7
Equities - 45.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 42.8
Corporate Bonds - 26.1
U.S. Treasury Obligations - 17.4
Bank Loan Obligations - 5.1
Preferred Securities - 3.4
Preferred Stocks - 1.8
Alternative Funds - 1.3
Foreign Government and Government Agency Obligations - 0.8
Asset-Backed Securities - 0.3
CMOs and Other Mortgage Related Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	17.4
MicroStrategy Inc	2.8
DHT Holdings Inc	2.2
EchoStar Corp	1.6
Amazon.com Inc	1.6
TransAlta Corp	1.4
Scorpio Tankers Inc	1.3
Fidelity Private Credit Company LLC	1.3
Meta Platforms Inc Class A	1.3
Great Outdoors Group LLC	1.3
32.2
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914365.100    3285-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Multi-Asset Income Fund Fidelity Advisor® Multi-Asset Income Fund Class I : FAYZX

This annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 75	0.72%
What affected the Fund's performance this period?

•Higher-risk assets fared well in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, the fund underperformed the Composite index - a 50/50 blend of the S&P 500® index and the Bloomberg U.S. Aggregate Bond Index.
•Relative to this index, security selection in the fund's equity sleeve and an underweight in the asset class detracted.
•Among investment-grade bonds, security selection hampered the fund's relative result, as the fund's exposure to long-dated U.S. Treasurys detracted in a generally rising-rate environment. An underweight in the overall investment-grade segment, however, meaningfully contributed for the year.
•Other noteworthy contributors were security selection and the fund's out-of-benchmark allocation to convertible securities.
•The largest portfolio shifts the past year included higher exposure to convertible securities and equities, primarily with the sale proceeds of U.S. Treasury securities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 9, 2015 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class I	9.92%	7.98%	8.13%
S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index	12.65%	7.18%	8.11%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.37%
A   From September 9, 2015
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$2,883,680,080
Number of Holdings	471
Total Advisory Fee	$16,916,255
Portfolio Turnover	230%
What did the Fund invest in?
(as of December 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 17.4
A - 0.9
BBB - 1.6
BB - 7.8
B - 8.9
CCC,CC,C - 3.8
Not Rated - 12.7
Equities - 45.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 42.8
Corporate Bonds - 26.1
U.S. Treasury Obligations - 17.4
Bank Loan Obligations - 5.1
Preferred Securities - 3.4
Preferred Stocks - 1.8
Alternative Funds - 1.3
Foreign Government and Government Agency Obligations - 0.8
Asset-Backed Securities - 0.3
CMOs and Other Mortgage Related Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	17.4
MicroStrategy Inc	2.8
DHT Holdings Inc	2.2
EchoStar Corp	1.6
Amazon.com Inc	1.6
TransAlta Corp	1.4
Scorpio Tankers Inc	1.3
Fidelity Private Credit Company LLC	1.3
Meta Platforms Inc Class A	1.3
Great Outdoors Group LLC	1.3
32.2
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914363.100    2795-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Multi-Asset Income Fund Fidelity® Multi-Asset Income Fund : FMSDX

This annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Multi-Asset Income Fund	$ 71	0.68%
What affected the Fund's performance this period?

•Higher-risk assets fared well in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, the fund underperformed the Composite index - a 50/50 blend of the S&P 500® index and the Bloomberg U.S. Aggregate Bond Index.
•Relative to this index, security selection in the fund's equity sleeve and an underweight in the asset class detracted.
•Among investment-grade bonds, security selection hampered the fund's relative result, as the fund's exposure to long-dated U.S. Treasurys detracted in a generally rising-rate environment. An underweight in the overall investment-grade segment, however, meaningfully contributed for the year.
•Other noteworthy contributors were security selection and the fund's out-of-benchmark allocation to convertible securities.
•The largest portfolio shifts the past year included higher exposure to convertible securities and equities, primarily with the sale proceeds of U.S. Treasury securities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
March 28, 2018 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Multi-Asset Income Fund	9.96%	8.01%	9.22%
S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index	12.65%	7.18%	8.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.25%
A   From March 28, 2018
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$2,883,680,080
Number of Holdings	471
Total Advisory Fee	$16,916,255
Portfolio Turnover	230%
What did the Fund invest in?
(as of December 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 17.4
A - 0.9
BBB - 1.6
BB - 7.8
B - 8.9
CCC,CC,C - 3.8
Not Rated - 12.7
Equities - 45.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 42.8
Corporate Bonds - 26.1
U.S. Treasury Obligations - 17.4
Bank Loan Obligations - 5.1
Preferred Securities - 3.4
Preferred Stocks - 1.8
Alternative Funds - 1.3
Foreign Government and Government Agency Obligations - 0.8
Asset-Backed Securities - 0.3
CMOs and Other Mortgage Related Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	17.4
MicroStrategy Inc	2.8
DHT Holdings Inc	2.2
EchoStar Corp	1.6
Amazon.com Inc	1.6
TransAlta Corp	1.4
Scorpio Tankers Inc	1.3
Fidelity Private Credit Company LLC	1.3
Meta Platforms Inc Class A	1.3
Great Outdoors Group LLC	1.3
32.2
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914364.100    3083-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Multi-Asset Income Fund Fidelity Advisor® Multi-Asset Income Fund Class C : FWBTX

This annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 179	1.72%
What affected the Fund's performance this period?

•Higher-risk assets fared well in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, the fund underperformed the Composite index - a 50/50 blend of the S&P 500® index and the Bloomberg U.S. Aggregate Bond Index.
•Relative to this index, security selection in the fund's equity sleeve and an underweight in the asset class detracted.
•Among investment-grade bonds, security selection hampered the fund's relative result, as the fund's exposure to long-dated U.S. Treasurys detracted in a generally rising-rate environment. An underweight in the overall investment-grade segment, however, meaningfully contributed for the year.
•Other noteworthy contributors were security selection and the fund's out-of-benchmark allocation to convertible securities.
•The largest portfolio shifts the past year included higher exposure to convertible securities and equities, primarily with the sale proceeds of U.S. Treasury securities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 9, 2015 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class C (incl. contingent deferred sales charge)	7.76%	6.90%	7.17%
Class C	8.76%	6.90%	7.17%
S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index	12.65%	7.18%	8.11%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.37%
A   From September 9, 2015
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$2,883,680,080
Number of Holdings	471
Total Advisory Fee	$16,916,255
Portfolio Turnover	230%
What did the Fund invest in?
(as of December 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 17.4
A - 0.9
BBB - 1.6
BB - 7.8
B - 8.9
CCC,CC,C - 3.8
Not Rated - 12.7
Equities - 45.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 42.8
Corporate Bonds - 26.1
U.S. Treasury Obligations - 17.4
Bank Loan Obligations - 5.1
Preferred Securities - 3.4
Preferred Stocks - 1.8
Alternative Funds - 1.3
Foreign Government and Government Agency Obligations - 0.8
Asset-Backed Securities - 0.3
CMOs and Other Mortgage Related Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	17.4
MicroStrategy Inc	2.8
DHT Holdings Inc	2.2
EchoStar Corp	1.6
Amazon.com Inc	1.6
TransAlta Corp	1.4
Scorpio Tankers Inc	1.3
Fidelity Private Credit Company LLC	1.3
Meta Platforms Inc Class A	1.3
Great Outdoors Group LLC	1.3
32.2
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914361.100    2793-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Series International Developed Markets Bond Index Fund Fidelity® Series International Developed Markets Bond Index Fund : FSTQX

This annual shareholder report contains information about Fidelity® Series International Developed Markets Bond Index Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Developed Markets Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•International bonds advanced in 2024, buoyed by global monetary easing, as most major developed-market central banks - including in the U.S., U.K, Europe and Canada - began to lower policy interest rates after raising them aggressively the previous two years to combat inflation.
•We construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key rate durations, credit quality, sector and issuer allocation, and other factors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
August 31, 2021 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	Life of Fund A
Fidelity® Series International Developed Markets Bond Index Fund	2.91%	-1.76%
Bloomberg Global Aggregate Treasury ex USD, ex Emerging Markets, RIC Capped, Float Adjusted Index (Hedged USD)	2.95%	-1.57%
Bloomberg Global Aggregate Bond Index	-1.69%	-4.79%
A   From August 31, 2021
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$13,545,909,695
Number of Holdings	647
Total Advisory Fee	$0
Portfolio Turnover	17%
What did the Fund invest in?
(as of December 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 16.2
AA - 15.6
A - 6.8
BBB - 1.7
BB - 2.0
Not Rated - 55.5
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Foreign Government and Government Agency Obligations - 97.8
Short-Term Investments and Net Other Assets (Liabilities) - 2.2

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

Japan - 20.5
France - 6.6
Italy - 5.9
Germany - 5.2
Australia - 4.9
Canada - 4.8
Austria - 4.7
Spain - 4.7
Netherlands - 4.5
Others - 38.2

TOP HOLDINGS (% of Fund's net assets)
Japan Government	20.5
French Government	6.6
Italian Republic	5.9
German Federal Republic	5.2
Australian Commonwealth	4.9
Canadian Government	4.8
Republic of Austria Government Bond	4.7
Spanish Kingdom	4.7
Dutch Government	4.5
Kingdom of Belgium	4.4
66.2
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914396.100    6397-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Series International Credit Fund Fidelity® Series International Credit Fund : FCDSX

This annual shareholder report contains information about Fidelity® Series International Credit Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Credit Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

What affected the Fund's performance this period?

•Global investment-grade bonds gained in 2024, buoyed by global monetary easing, as most major developed-market central banks - including in the U.S., U.K, Europe and Canada - began to lower policy interest rates after raising them aggressively the previous two years to combat inflation.
•At year-end, about 52% of the portfolio was comprised of corporate bond holdings, while 21% was in non-benchmark exposure to U.S. government bonds and roughly 7% in non-U.S. government bonds.
•Roughly 53% of the fund was invested in investment-grade securities rated A and above, while 35% was in bonds rated BBB and lower. The fund also had an approximate 6% allocation to cash as of December 31.
•The largest individual relative contributor this period was the fund's position in real-estate investor Aroundtown bonds, followed by overweights in European property companies Grand City Properties and Heimstaden.
•Conversely, the largest individual relative detractor was a position in AGPS Bond Co.
•Top fund holdings at year-end included U.S. treasury notes and bonds, German government bonds, KfW and UBS Group.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 25, 2017 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Fidelity® Series International Credit Fund	8.47%	0.88%	2.48%
Bloomberg Global Aggregate Credit Ex U.S. Index (Hedged USD)	4.44%	0.79%	2.19%
Bloomberg Global Aggregate Bond Index	-1.69%	-1.96%	-0.36%
A   From July 25, 2017
Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$117,749,664
Number of Holdings	222
Total Advisory Fee	$0
Portfolio Turnover	61%
What did the Fund invest in?
(as of December 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 20.9
AAA - 7.6
A - 12.5
BBB - 33.1
BB - 6.5
B - 1.2
CCC,CC,C - 0.2
D - 0.3
Not Rated - 9.7
Short-Term Investments and Net Other Assets (Liabilities) - 8.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 56.6
U.S. Treasury Obligations - 20.9
Preferred Securities - 7.7
Foreign Government and Government Agency Obligations - 6.8
Short-Term Investments and Net Other Assets (Liabilities) - 8.0

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 32.6
United Kingdom - 18.6
Germany - 17.3
Netherlands - 4.8
Luxembourg - 4.0
France - 3.3
Switzerland - 2.8
Japan - 2.1
Denmark - 1.8
Others - 12.7

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	13.6
US Treasury Bonds	7.3
German Federal Republic	3.7
KfW	3.0
UBS Group AG	2.3
Japan Government	2.1
Argentum Netherlands BV	1.9
HSBC Holdings PLC	1.9
John Lewis PLC	1.9
NatWest Group PLC	1.8
39.5
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914368.100    3017-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Intermediate Municipal Income Fund Fidelity Advisor® Intermediate Municipal Income Fund Class A : FZIAX

This annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 68	0.68%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index for the fiscal year.
•Pricing factors also meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•Underweights in general obligation bonds backed by the states of California, New York and Massachusetts, as well as an underweight in securities backed by New York City and its Municipal Water Finance Authority, helped, as well.
•In contrast, the fund's yield-curve positioning detracted, as performance was hurt especially by an overweight in 20-year bonds.
•Overweights in certain health care and airport bonds also detracted from the relative result.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class A (incl. 4.00% sales charge)	-3.08%	0.01%	1.26%
Class A (without 4.00% sales charge)	0.96%	0.83%	1.68%
Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index	0.71%	1.05%	2.12%
Fidelity Intermediate Municipal Income Linked Index℠	0.84%	1.07%	2.04%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$12,118,799,362
Number of Holdings	2,936
Total Advisory Fee	$29,274,568
Portfolio Turnover	19%
What did the Fund invest in?
(as of December 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	34.5
Transportation	19.1
Health Care	14.7
Special Tax	7.6
Education	5.1
Others(Individually Less Than 5%)	19.0
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 9.1
AA - 39.8
A - 35.5
BBB - 7.6
BB - 1.0
B - 0.5
Not Rated - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.6
Illinois	9.5
Florida	6.6
New York	5.9
New Jersey	5.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914130.100    1524-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Multi-Asset Income Fund Fidelity Advisor® Multi-Asset Income Fund Class M : FAZYX

This annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 100	0.95%
What affected the Fund's performance this period?

•Higher-risk assets fared well in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, the fund underperformed the Composite index - a 50/50 blend of the S&P 500® index and the Bloomberg U.S. Aggregate Bond Index.
•Relative to this index, security selection in the fund's equity sleeve and an underweight in the asset class detracted.
•Among investment-grade bonds, security selection hampered the fund's relative result, as the fund's exposure to long-dated U.S. Treasurys detracted in a generally rising-rate environment. An underweight in the overall investment-grade segment, however, meaningfully contributed for the year.
•Other noteworthy contributors were security selection and the fund's out-of-benchmark allocation to convertible securities.
•The largest portfolio shifts the past year included higher exposure to convertible securities and equities, primarily with the sale proceeds of U.S. Treasury securities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 9, 2015 through December 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class M (incl. 4.00% sales charge)	5.19%	6.86%	7.41%
Class M (without 4.00% sales charge)	9.58%	7.73%	7.88%
S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index	12.65%	7.18%	8.11%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.37%
A   From September 9, 2015
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$2,883,680,080
Number of Holdings	471
Total Advisory Fee	$16,916,255
Portfolio Turnover	230%
What did the Fund invest in?
(as of December 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 17.4
A - 0.9
BBB - 1.6
BB - 7.8
B - 8.9
CCC,CC,C - 3.8
Not Rated - 12.7
Equities - 45.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 42.8
Corporate Bonds - 26.1
U.S. Treasury Obligations - 17.4
Bank Loan Obligations - 5.1
Preferred Securities - 3.4
Preferred Stocks - 1.8
Alternative Funds - 1.3
Foreign Government and Government Agency Obligations - 0.8
Asset-Backed Securities - 0.3
CMOs and Other Mortgage Related Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	17.4
MicroStrategy Inc	2.8
DHT Holdings Inc	2.2
EchoStar Corp	1.6
Amazon.com Inc	1.6
TransAlta Corp	1.4
Scorpio Tankers Inc	1.3
Fidelity Private Credit Company LLC	1.3
Meta Platforms Inc Class A	1.3
Great Outdoors Group LLC	1.3
32.2
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914362.100    2794-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Intermediate Municipal Income Fund Fidelity® Intermediate Municipal Income Fund : FLTMX

This annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Municipal Income Fund	$ 37	0.37%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index for the fiscal year.
•Pricing factors also meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•Underweights in general obligation bonds backed by the states of California, New York and Massachusetts, as well as an underweight in securities backed by New York City and its Municipal Water Finance Authority, helped, as well.
•In contrast, the fund's yield-curve positioning detracted, as performance was hurt especially by an overweight in 20-year bonds.
•Overweights in certain health care and airport bonds also detracted from the relative result.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Fidelity® Intermediate Municipal Income Fund	1.37%	1.17%	2.01%
Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index	0.71%	1.05%	2.12%
Fidelity Intermediate Municipal Income Linked Index℠	0.84%	1.07%	2.04%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$12,118,799,362
Number of Holdings	2,936
Total Advisory Fee	$29,274,568
Portfolio Turnover	19%
What did the Fund invest in?
(as of December 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	34.5
Transportation	19.1
Health Care	14.7
Special Tax	7.6
Education	5.1
Others(Individually Less Than 5%)	19.0
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 9.1
AA - 39.8
A - 35.5
BBB - 7.6
BB - 1.0
B - 0.5
Not Rated - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.6
Illinois	9.5
Florida	6.6
New York	5.9
New Jersey	5.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914135.100    36-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024	This report describes changes to the Fund that occurred during the reporting period.
Fidelity Advisor® Multi-Asset Income Fund Fidelity Advisor® Multi-Asset Income Fund Class A : FWATX

This annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 101	0.97%
What affected the Fund's performance this period?

•Higher-risk assets fared well in 2024, driven by a sturdy economy, the Federal Reserve's long-anticipated pivot to cutting interest rates and the potential for artificial intelligence to drive transformative change.
•Against this backdrop, the fund underperformed the Composite index - a 50/50 blend of the S&P 500® index and the Bloomberg U.S. Aggregate Bond Index.
•Relative to this index, security selection in the fund's equity sleeve and an underweight in the asset class detracted.
•Among investment-grade bonds, security selection hampered the fund's relative result, as the fund's exposure to long-dated U.S. Treasurys detracted in a generally rising-rate environment. An underweight in the overall investment-grade segment, however, meaningfully contributed for the year.
•Other noteworthy contributors were security selection and the fund's out-of-benchmark allocation to convertible securities.
•The largest portfolio shifts the past year included higher exposure to convertible securities and equities, primarily with the sale proceeds of U.S. Treasury securities.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
September 9, 2015 through December 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund A
Class A (incl. 4.00% sales charge)	5.26%	6.83%	7.39%
Class A (without 4.00% sales charge)	9.65%	7.71%	7.87%
S&P 500®/Bloomberg U.S. Aggregate Bond 50/50 Index	12.65%	7.18%	8.11%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.37%
A   From September 9, 2015
Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$2,883,680,080
Number of Holdings	471
Total Advisory Fee	$16,916,255
Portfolio Turnover	230%
What did the Fund invest in?
(as of December 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 17.4
A - 0.9
BBB - 1.6
BB - 7.8
B - 8.9
CCC,CC,C - 3.8
Not Rated - 12.7
Equities - 45.9
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Common Stocks - 42.8
Corporate Bonds - 26.1
U.S. Treasury Obligations - 17.4
Bank Loan Obligations - 5.1
Preferred Securities - 3.4
Preferred Stocks - 1.8
Alternative Funds - 1.3
Foreign Government and Government Agency Obligations - 0.8
Asset-Backed Securities - 0.3
CMOs and Other Mortgage Related Securities - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.0

TOP HOLDINGS (% of Fund's net assets)
US Treasury Bonds	17.4
MicroStrategy Inc	2.8
DHT Holdings Inc	2.2
EchoStar Corp	1.6
Amazon.com Inc	1.6
TransAlta Corp	1.4
Scorpio Tankers Inc	1.3
Fidelity Private Credit Company LLC	1.3
Meta Platforms Inc Class A	1.3
Great Outdoors Group LLC	1.3
32.2
How has the Fund changed?

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by March 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914360.100    2792-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Global Credit Fund Fidelity Advisor® Global Credit Fund Class M : FGBWX

This annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 79	0.75%
What affected the Fund's performance this period?

•Global investment-grade bonds gained in 2024, buoyed by global monetary easing, as most major developed-market central banks - including in the U.S., U.K, Europe and Canada - began to lower policy interest rates after raising them aggressively the previous two years to combat inflation.
•At year-end, about 65% of the portfolio was comprised of corporate bond holdings, while 19% was in non-benchmark exposure to U.S. government bonds and roughly 2% in non-U.S. government bonds.
•Roughly 40% of the fund was invested in investment-grade securities rated A and above, while 52% was in bonds rated BBB and lower. The fund also had an approximate 5% allocation to cash as of December 31.
•The largest individual relative contributor this period was the fund's position in real-estate investor Aroundtown bonds, followed by overweights in European property companies Grand City Properties and Heimstaden.
•Conversely, the largest individual relative detractor was a position in Titanium 2l Bondco SARl.
•Top fund holdings at the end of the year included U.S. treasury notes and bonds, UBS Group, Aroundtown and Argentum Netherlands BV.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 4.00% sales charge)	3.84%	-0.96%	1.07%
Class M (without 4.00% sales charge)	8.16%	-0.15%	1.49%
Fidelity Global Credit Fund Linked Index℠	3.52%	0.60%	1.91%
Bloomberg Global Aggregate Credit Index (Hedged USD)	3.52%	0.60%	2.46%
Bloomberg Global Aggregate Bond Index	-1.69%	-1.96%	0.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$51,614,947
Number of Holdings	207
Total Advisory Fee	$206,732
Portfolio Turnover	57%
What did the Fund invest in?
(as of December 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.4
AAA - 1.3
AA - 0.1
A - 10.6
BBB - 39.7
BB - 12.8
B - 2.7
CCC,CC,C - 0.2
D - 0.2
Not Rated - 6.9
Short-Term Investments and Net Other Assets (Liabilities) - 7.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 61.1
U.S. Treasury Obligations - 18.4
Preferred Securities - 11.2
Foreign Government and Government Agency Obligations - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 7.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 42.8
United Kingdom - 15.0
Germany - 12.7
France - 4.1
Netherlands - 3.9
Luxembourg - 3.4
Switzerland - 3.2
Ireland - 2.2
Denmark - 1.8
Others - 10.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	9.7
US Treasury Bonds	8.7
UBS Group AG	2.5
Argentum Netherlands BV	2.2
NatWest Group PLC	2.0
Grand City Properties SA	1.9
Aroundtown SA	1.9
Blackstone Property Partners Europe Holdings Sarl	1.8
HSBC Holdings PLC	1.4
Barclays PLC	1.3
33.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914348.100    2426-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Global Credit Fund Fidelity Advisor® Global Credit Fund Class I : FGBIX

This annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 53	0.50%
What affected the Fund's performance this period?

•Global investment-grade bonds gained in 2024, buoyed by global monetary easing, as most major developed-market central banks - including in the U.S., U.K, Europe and Canada - began to lower policy interest rates after raising them aggressively the previous two years to combat inflation.
•At year-end, about 65% of the portfolio was comprised of corporate bond holdings, while 19% was in non-benchmark exposure to U.S. government bonds and roughly 2% in non-U.S. government bonds.
•Roughly 40% of the fund was invested in investment-grade securities rated A and above, while 52% was in bonds rated BBB and lower. The fund also had an approximate 5% allocation to cash as of December 31.
•The largest individual relative contributor this period was the fund's position in real-estate investor Aroundtown bonds, followed by overweights in European property companies Grand City Properties and Heimstaden.
•Conversely, the largest individual relative detractor was a position in Titanium 2l Bondco SARl.
•Top fund holdings at the end of the year included U.S. treasury notes and bonds, UBS Group, Aroundtown and Argentum Netherlands BV.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	8.44%	0.08%	1.74%
Fidelity Global Credit Fund Linked Index℠	3.52%	0.60%	1.91%
Bloomberg Global Aggregate Credit Index (Hedged USD)	3.52%	0.60%	2.46%
Bloomberg Global Aggregate Bond Index	-1.69%	-1.96%	0.15%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$51,614,947
Number of Holdings	207
Total Advisory Fee	$206,732
Portfolio Turnover	57%
What did the Fund invest in?
(as of December 31, 2024)

QUALITY DIVERSIFICATION (% of Fund's net assets)

U.S. Government and U.S. Government Agency Obligations - 18.4
AAA - 1.3
AA - 0.1
A - 10.6
BBB - 39.7
BB - 12.8
B - 2.7
CCC,CC,C - 0.2
D - 0.2
Not Rated - 6.9
Short-Term Investments and Net Other Assets (Liabilities) - 7.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

ASSET ALLOCATION (% of Fund's net assets)

Corporate Bonds - 61.1
U.S. Treasury Obligations - 18.4
Preferred Securities - 11.2
Foreign Government and Government Agency Obligations - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 7.1

GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)

United States - 42.8
United Kingdom - 15.0
Germany - 12.7
France - 4.1
Netherlands - 3.9
Luxembourg - 3.4
Switzerland - 3.2
Ireland - 2.2
Denmark - 1.8
Others - 10.9

TOP HOLDINGS (% of Fund's net assets)
US Treasury Notes	9.7
US Treasury Bonds	8.7
UBS Group AG	2.5
Argentum Netherlands BV	2.2
NatWest Group PLC	2.0
Grand City Properties SA	1.9
Aroundtown SA	1.9
Blackstone Property Partners Europe Holdings Sarl	1.8
HSBC Holdings PLC	1.4
Barclays PLC	1.3
33.4
Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914349.100    2432-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Intermediate Municipal Income Fund Fidelity Advisor® Intermediate Municipal Income Fund Class M : FZITX

This annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 65	0.65%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index for the fiscal year.
•Pricing factors also meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•Underweights in general obligation bonds backed by the states of California, New York and Massachusetts, as well as an underweight in securities backed by New York City and its Municipal Water Finance Authority, helped, as well.
•In contrast, the fund's yield-curve positioning detracted, as performance was hurt especially by an overweight in 20-year bonds.
•Overweights in certain health care and airport bonds also detracted from the relative result.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000 and the current sales charge was paid.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class M (incl. 4.00% sales charge)	-2.95%	0.07%	1.31%
Class M (without 4.00% sales charge)	1.09%	0.89%	1.72%
Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index	0.71%	1.05%	2.12%
Fidelity Intermediate Municipal Income Linked Index℠	0.84%	1.07%	2.04%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$12,118,799,362
Number of Holdings	2,936
Total Advisory Fee	$29,274,568
Portfolio Turnover	19%
What did the Fund invest in?
(as of December 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	34.5
Transportation	19.1
Health Care	14.7
Special Tax	7.6
Education	5.1
Others(Individually Less Than 5%)	19.0
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 9.1
AA - 39.8
A - 35.5
BBB - 7.6
BB - 1.0
B - 0.5
Not Rated - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.6
Illinois	9.5
Florida	6.6
New York	5.9
New Jersey	5.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914132.100    1527-TSRA-0325

ANNUAL SHAREHOLDER REPORT | AS OF DECEMBER 31, 2024
Fidelity® Intermediate Municipal Income Fund Fidelity Advisor® Intermediate Municipal Income Fund Class I : FZIIX

This annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2024 to December 31, 2024. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 44	0.44%
What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain in 2024, rallying during the summer months, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in the fourth quarter, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, was a key contributor to performance versus the Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index for the fiscal year.
•Pricing factors also meaningfully boosted relative performance. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.
•Underweights in general obligation bonds backed by the states of California, New York and Massachusetts, as well as an underweight in securities backed by New York City and its Municipal Water Finance Authority, helped, as well.
•In contrast, the fund's yield-curve positioning detracted, as performance was hurt especially by an overweight in 20-year bonds.
•Overweights in certain health care and airport bonds also detracted from the relative result.
How did the Fund perform over the past 10 years?

CUMULATIVE PERFORMANCE
December 31, 2014 through December 31, 2024.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	10 Year
Class I	1.20%	1.08%	1.93%
Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index	0.71%	1.05%	2.12%
Fidelity Intermediate Municipal Income Linked Index℠	0.84%	1.07%	2.04%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%

Visit institutional.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of December 31, 2024)

KEY FACTS
Fund Size	$12,118,799,362
Number of Holdings	2,936
Total Advisory Fee	$29,274,568
Portfolio Turnover	19%
What did the Fund invest in?
(as of December 31, 2024)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	34.5
Transportation	19.1
Health Care	14.7
Special Tax	7.6
Education	5.1
Others(Individually Less Than 5%)	19.0
100.0

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 9.1
AA - 39.8
A - 35.5
BBB - 7.6
BB - 1.0
B - 0.5
Not Rated - 2.2
Short-Term Investments and Net Other Assets (Liabilities) - 4.3

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	13.6
Illinois	9.5
Florida	6.6
New York	5.9
New Jersey	5.7

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2025 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9914133.100    1528-TSRA-0325

Item 2.

Code of Ethics

As of the end of the period, December 31, 2024, Fidelity School Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Series International Developed Markets Bond Index Fund (the “Fund”):

Services Billed by Deloitte Entities

December 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series International Developed Markets Bond Index Fund	$74,000	$-	$11,100	$1,600

December 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series International Developed Markets Bond Index Fund	$74,200	$-	$11,600	$1,800

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Advisor Multi-Asset Income Fund, Fidelity Global Credit Fund, Fidelity Intermediate Municipal Income Fund and Fidelity Series International Credit Fund (the “Funds”):

Services Billed by PwC

December 31, 2024 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Advisor Multi-Asset Income Fund	$54,900	$4,900	$13,000	$2,100
Fidelity Global Credit Fund	$84,000	$7,000	$14,000	$3,000
Fidelity Intermediate Municipal Income Fund	$49,900	$4,000	$5,600	$1,800
Fidelity Series International Credit Fund	$79,100	$6,700	$12,600	$2,900

December 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

Fidelity Advisor Multi-Asset Income Fund	$55,100	$4,900	$12,200	$2,100
Fidelity Global Credit Fund	$81,700	$7,000	$14,000	$2,900
Fidelity Intermediate Municipal Income Fund	$50,200	$4,100	$5,600	$1,700
Fidelity Series International Credit Fund	$79,300	$6,800	$12,600	$2,800

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2024A	December 31, 2023 A
Audit-Related Fees	$125,000	$75,000
Tax Fees	$-	$-
All Other Fees	$2,929,500	$-

A Amounts may reflect rounding.

Services Billed by PwC

	December 31, 2024A	December 31, 2023A
Audit-Related Fees	$9,701,800	$8,881,200
Tax Fees	$61,000	$1,000
All Other Fees	$35,000	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2024A	December 31, 2023A
Deloitte Entities	$3,361,700	$5,370,500
PwC	$15,368,700	$14,413,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Global Credit Fund

Annual Report
December 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Global Credit Fund
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Foreign Government and Government Agency Obligations - 2.2%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.5%
Australian Commonwealth 1.75% 11/21/2032 (b)	AUD	530,000	273,073
CANADA - 0.1%
Canadian Government 2.75% 6/1/2033	CAD	60,000	40,420
Canadian Government 3% 6/1/2034	CAD	50,000	34,173
TOTAL CANADA			74,593
GERMANY - 1.3%
German Federal Republic 2.5% 7/4/2044 (b)	EUR	430,000	439,533
German Federal Republic 2.6% 5/15/2041 (b)	EUR	125,000	129,378
German Federal Republic 2.6% 8/15/2033 (b)	EUR	30,000	31,786
TOTAL GERMANY			600,697
JAPAN - 0.2%
Japan Government 0.9% 9/20/2034	JPY	19,000,000	118,702
UNITED KINGDOM - 0.1%
United Kingdom of Great Britain and Northern Ireland 4% 10/22/2031 (b)	GBP	50,000	61,007
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,161,147)			1,128,072

Non-Convertible Corporate Bonds - 61.1%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.8%
Financials - 0.8%
Financial Services - 0.5%
Cimic Finance Ltd 1.5% 5/28/2029 (b)	EUR	236,000	220,814
Insurance - 0.3%
QBE Insurance Group Ltd 2.5% 9/13/2038 (b)(c)	GBP	150,000	167,553
TOTAL AUSTRALIA			388,367
BELGIUM - 0.4%
Financials - 0.4%
Banks - 0.4%
KBC Group NV 6.324% 9/21/2034 (c)(d)		200,000	206,882
CANADA - 0.0%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc 2.95% 1/25/2030 (d)		54,000	48,677
DENMARK - 1.8%
Consumer Staples - 0.2%
Tobacco - 0.2%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (b)	EUR	100,000	105,668
Financials - 1.2%
Banks - 1.2%
Danske Bank A/S 3.875% 1/9/2032 (b)(c)	EUR	465,000	495,892
Jyske Bank A/S 5% 10/26/2028 (b)(c)	EUR	125,000	135,717
			631,609
Industrials - 0.4%
Transportation Infrastructure - 0.4%
DSV Finance BV 3.25% 11/6/2030 (b)	EUR	200,000	209,295
TOTAL DENMARK			946,572
FINLAND - 0.4%
Financials - 0.4%
Banks - 0.4%
Nordea Bank Abp 4.125% 5/5/2028 (b)	EUR	200,000	214,780
FRANCE - 4.1%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
RCI Banque SA 5.5% 10/9/2034 (b)(c)	EUR	100,000	105,906
Financials - 2.5%
Banks - 2.5%
BNP Paribas SA 2.159% 9/15/2029 (c)(d)		243,000	217,580
BNP Paribas SA 2.5% 3/31/2032 (b)(c)	EUR	400,000	403,346
BPCE SA 5.716% 1/18/2030 (c)(d)		250,000	251,260
Societe Generale SA 4.75% 11/24/2025 (d)		200,000	198,919
Societe Generale SA 6.691% 1/10/2034 (c)(d)		200,000	205,125
			1,276,230
Industrials - 0.4%
Transportation Infrastructure - 0.4%
Holding d'Infrastructures des Metiers de l'Environnement 0.625% 9/16/2028 (b)	EUR	200,000	183,345
Utilities - 1.1%
Electric Utilities - 0.5%
Electricite de France SA 5.5% 1/25/2035 (b)	GBP	200,000	239,453
Multi-Utilities - 0.6%
Engie SA 3.875% 3/6/2036 (b)	EUR	200,000	211,211
Engie SA 4.25% 9/6/2034 (b)	EUR	100,000	108,455
			319,666
TOTAL UTILITIES			559,119

TOTAL FRANCE			2,124,600
GERMANY - 6.2%
Consumer Discretionary - 1.2%
Automobile Components - 1.2%
Robert Bosch GmbH 4.375% 6/2/2043 (b)	EUR	100,000	108,035
Schaeffler AG 4.75% 8/14/2029 (b)	EUR	200,000	212,097
ZF Europe Finance BV 2% 2/23/2026 (b)	EUR	100,000	100,738
ZF Finance GmbH 2% 5/6/2027 (b)	EUR	200,000	194,714
			615,584
Financials - 1.2%
Banks - 0.3%
Commerzbank AG 8.625% 2/28/2033 (b)(c)	GBP	100,000	134,302
Capital Markets - 0.9%
Deutsche Bank AG 3.25% 5/24/2028 (b)(c)	EUR	100,000	103,716
Deutsche Bank AG 4.5% 7/12/2035 (b)(c)	EUR	100,000	107,139
Deutsche Bank AG 6.125% 12/12/2030 (b)(c)	GBP	200,000	258,191
			469,046
TOTAL FINANCIALS			603,348

Health Care - 1.1%
Pharmaceuticals - 1.1%
Bayer AG 4.625% 5/26/2033 (b)	EUR	150,000	162,725
Bayer US Finance LLC 6.375% 11/21/2030 (d)		200,000	205,753
Bayer US Finance LLC 6.5% 11/21/2033 (d)		200,000	203,482
			571,960
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Accentro Real Estate AG 5.625% 2/13/2026 (b)(e)	EUR	315,000	150,706
Sirius Real Estate Ltd 1.125% 6/22/2026 (b)	EUR	200,000	201,032
			351,738
Utilities - 2.0%
Electric Utilities - 1.7%
Amprion GmbH 3.125% 8/27/2030 (b)	EUR	300,000	309,472
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(c)	EUR	300,000	284,987
EnBW International Finance BV 3.75% 11/20/2035 (b)	EUR	250,000	259,590
			854,049
Independent Power and Renewable Electricity Producers - 0.3%
RWE Finance US LLC 5.875% 4/16/2034 (d)		202,000	202,618
TOTAL UTILITIES			1,056,667

TOTAL GERMANY			3,199,297
HONG KONG - 1.7%
Financials - 1.7%
Insurance - 1.7%
AIA Group Ltd 0.88% 9/9/2033 (b)(c)	EUR	200,000	188,549
Prudential Funding Asia PLC 2.95% 11/3/2033 (b)(c)		742,000	674,775

TOTAL HONG KONG			863,324
IRELAND - 1.7%
Financials - 1.0%
Banks - 0.7%
AIB Group PLC 5.25% 10/23/2031 (b)(c)	EUR	320,000	364,062
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032		150,000	130,698
Industrials - 0.7%
Transportation Infrastructure - 0.7%
Avolon Holdings Funding Ltd 4.25% 4/15/2026 (d)		379,000	374,437
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)		26,000	25,715
			400,152
TOTAL IRELAND			894,912
LUXEMBOURG - 3.4%
Financials - 1.0%
Financial Services - 1.0%
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	1,503,100	521,590
Real Estate - 2.4%
Industrial REITs - 0.2%
Prologis International Funding II SA 4.375% 7/1/2036 (b)	EUR	100,000	108,896
Real Estate Management & Development - 2.2%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (b)	EUR	486,000	463,127
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (b)	EUR	278,000	267,705
Blackstone Property Partners Europe Holdings Sarl 2.625% 10/20/2028 (b)	GBP	150,000	169,457
Logicor Financing Sarl 4.25% 7/18/2029 (b)	EUR	100,000	106,670
P3 Group Sarl 4% 4/19/2032 (b)	EUR	100,000	104,109
			1,111,068
TOTAL REAL ESTATE			1,219,964

TOTAL LUXEMBOURG			1,741,554
MEXICO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos Mexicanos 5.95% 1/28/2031		405,000	340,674
NETHERLANDS - 3.9%
Communication Services - 0.2%
Entertainment - 0.2%
Universal Music Group NV 4% 6/13/2031 (b)	EUR	100,000	107,940
Financials - 3.4%
Banks - 1.2%
ABN AMRO Bank NV 3.875% 1/15/2032 (b)	EUR	100,000	106,568
Cooperatieve Rabobank UA 1.125% 5/7/2031 (b)	EUR	100,000	91,161
ING Groep NV 4.5% 5/23/2029 (b)(c)	EUR	100,000	108,175
ING Groep NV 4.75% 5/23/2034 (b)(c)	EUR	300,000	336,518
			642,422
Insurance - 2.2%
Argentum Netherlands BV 5.625% 8/15/2052 (b)(c)		249,000	248,413
Argentum Netherlands BV 5.75% 8/15/2050 (b)(c)		868,000	865,939
			1,114,352
TOTAL FINANCIALS			1,756,774

Industrials - 0.3%
Transportation Infrastructure - 0.3%
Royal Schiphol Group NV 3.375% 9/17/2036 (b)	EUR	150,000	154,650
TOTAL NETHERLANDS			2,019,364
NORWAY - 0.2%
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA 0.25% 2/23/2029 (b)(c)	EUR	100,000	95,128
POLAND - 0.7%
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (b)	EUR	382,000	360,240
PORTUGAL - 0.5%
Financials - 0.5%
Banks - 0.1%
Banco Espirito Santo SA 4% (b)(f)(g)	EUR	200,000	58,008
Insurance - 0.4%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (b)(c)	EUR	200,000	208,067
TOTAL PORTUGAL			266,075
SPAIN - 1.8%
Financials - 1.4%
Banks - 1.4%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (c)		200,000	199,870
CaixaBank SA 3.625% 9/19/2032 (b)(c)	EUR	500,000	520,575
			720,445
Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
Werfen SA/Spain 4.625% 6/6/2028 (b)	EUR	200,000	216,629
TOTAL SPAIN			937,074
SWEDEN - 0.8%
Real Estate - 0.8%
Real Estate Management & Development - 0.8%
Heimstaden AB 4.375% 3/6/2027 (b)	EUR	300,000	282,787
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (b)	EUR	150,000	123,519

TOTAL SWEDEN			406,306
SWITZERLAND - 2.5%
Financials - 2.5%
Capital Markets - 2.1%
UBS Group AG 2.125% 11/15/2029 (b)(c)	GBP	347,000	389,876
UBS Group AG 4.75% 3/17/2032 (b)(c)	EUR	600,000	669,743
			1,059,619
Insurance - 0.4%
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (b)(c)		250,000	215,112
TOTAL SWITZERLAND			1,274,731
UNITED KINGDOM - 12.2%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC 4.875% 10/3/2078 (b)(c)	GBP	100,000	124,326
Consumer Discretionary - 2.3%
Broadline Retail - 0.9%
John Lewis PLC 6.125% 1/21/2025	GBP	385,000	481,986
Hotels, Restaurants & Leisure - 1.0%
Compass Group PLC 3.25% 9/16/2033 (b)	EUR	150,000	155,336
InterContinental Hotels Group PLC 3.375% 10/8/2028 (b)	GBP	130,000	152,574
Whitbread Group PLC 2.375% 5/31/2027 (b)	GBP	150,000	175,555
			483,465
Household Durables - 0.4%
Berkeley Group PLC/The 2.5% 8/11/2031 (b)	GBP	213,000	213,121
TOTAL CONSUMER DISCRETIONARY			1,178,572

Consumer Staples - 0.5%
Tobacco - 0.5%
BAT International Finance PLC 4.125% 4/12/2032 (b)	EUR	250,000	265,660
Financials - 5.2%
Banks - 4.9%
Barclays PLC 8.407% 11/14/2032 (b)(c)	GBP	150,000	200,968
HSBC Holdings PLC 4.787% 3/10/2032 (b)(c)	EUR	180,000	201,145
HSBC Holdings PLC 4.856% 5/23/2033 (b)(c)	EUR	200,000	226,199
HSBC Holdings PLC 6.8% 9/14/2031 (c)	GBP	100,000	134,069
HSBC Holdings PLC 8.201% 11/16/2034 (b)(c)	GBP	100,000	137,068
Lloyds Banking Group PLC 1.985% 12/15/2031 (c)	GBP	278,000	327,659
Lloyds Banking Group PLC 4.75% 9/21/2031 (b)(c)	EUR	270,000	299,399
NatWest Group PLC 2.105% 11/28/2031 (b)(c)	GBP	486,000	574,181
NatWest Group PLC 3.622% 8/14/2030 (b)(c)	GBP	100,000	124,099
NatWest Group PLC 4.771% 2/16/2029 (b)(c)	EUR	300,000	326,400
			2,551,187
Insurance - 0.3%
Admiral Group PLC 8.5% 1/6/2034 (b)	GBP	100,000	140,212
TOTAL FINANCIALS			2,691,399

Industrials - 1.3%
Ground Transportation - 0.3%
Mobico Group PLC 4.875% 9/26/2031 (b)	EUR	150,000	155,808
Trading Companies & Distributors - 0.5%
Travis Perkins PLC 3.75% 2/17/2026 (b)	GBP	200,000	244,574
Transportation Infrastructure - 0.5%
Heathrow Funding Ltd 6% 3/5/2032 (b)	GBP	200,000	247,898
TOTAL INDUSTRIALS			648,280

Real Estate - 0.2%
Office REITs - 0.2%
Great Portland Estates PLC 5.375% 9/25/2031 (b)	GBP	100,000	122,690
Utilities - 2.5%
Electric Utilities - 0.9%
NGG Finance PLC 2.125% 9/5/2082 (b)(c)	EUR	329,000	327,258
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (b)	EUR	125,000	129,893
			457,151
Gas Utilities - 0.3%
Southern Gas Networks PLC 3.5% 10/16/2030 (b)	EUR	175,000	180,633
Water Utilities - 1.3%
Anglian Water Osprey Financing PLC 2% 7/31/2028 (b)	GBP	175,000	177,783
Anglian Water Services Financing PLC 6.25% 9/12/2044 (b)	GBP	150,000	183,095
Anglian Water Services Financing PLC 6.293% 7/30/2030 (b)	GBP	25,000	31,822
Southern Water Services Finance Ltd 2.375% 5/28/2028 (b)	GBP	170,000	172,963
SW Finance I PLC 7.375% 12/12/2041 (b)	GBP	56,000	62,839
			628,502
TOTAL UTILITIES			1,266,286

TOTAL UNITED KINGDOM			6,297,213
UNITED STATES - 17.3%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.2%
Verizon Communications Inc 3.75% 2/28/2036	EUR	100,000	105,022
Media - 1.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028		347,000	335,435
Time Warner Cable LLC 5.875% 11/15/2040		278,000	248,753
Warnermedia Holdings Inc 4.693% 5/17/2033	EUR	175,000	181,306
			765,494
TOTAL COMMUNICATION SERVICES			870,516

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Western Gas Partners LP 4.05% 2/1/2030 (e)		261,000	244,806
Financials - 2.9%
Banks - 0.5%
Huntington Bancshares Inc/OH 6.208% 8/21/2029 (c)		150,000	154,858
JPMorgan Chase & Co 3.761% 3/21/2034 (b)(c)	EUR	100,000	105,888
			260,746
Capital Markets - 1.6%
Ares Capital Corp 2.15% 7/15/2026		208,000	198,873
Ares Capital Corp 3.25% 7/15/2025		260,000	257,477
Blackstone Private Credit Fund 4.875% 4/14/2026 (b)	GBP	208,000	256,237
Morgan Stanley 3.955% 3/21/2035 (c)	EUR	100,000	106,010
			818,597
Consumer Finance - 0.8%
Capital One Financial Corp 5.468% 2/1/2029 (c)		44,000	44,305
Capital One Financial Corp 5.817% 2/1/2034 (c)		76,000	76,329
Discover Financial Services 6.7% 11/29/2032		15,000	15,987
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	125,000	133,042
Ford Motor Credit Co LLC 6.86% 6/5/2026	GBP	130,000	165,386
			435,049
TOTAL FINANCIALS			1,514,392

Health Care - 3.0%
Health Care Providers & Services - 2.6%
Centene Corp 4.25% 12/15/2027		396,000	383,607
Centene Corp 4.625% 12/15/2029		281,000	265,758
Sabra Health Care LP 3.2% 12/1/2031		94,000	80,648
Universal Health Services Inc 2.65% 10/15/2030		695,000	597,360
			1,327,373
Pharmaceuticals - 0.4%
Elanco Animal Health Inc 6.65% 8/28/2028 (c)		243,000	246,364
TOTAL HEALTH CARE			1,573,737

Industrials - 1.4%
Aerospace & Defense - 0.8%
Boeing Co 5.15% 5/1/2030		313,000	308,613
Boeing Co 6.298% 5/1/2029		14,000	14,512
Boeing Co 6.388% 5/1/2031		11,000	11,501
Boeing Co 6.528% 5/1/2034		12,000	12,571
Boeing Co 6.858% 5/1/2054		17,000	18,068
Boeing Co 7.008% 5/1/2064		16,000	16,978
			382,243
Building Products - 0.2%
Carrier Global Corp 4.5% 11/29/2032	EUR	100,000	110,999
Passenger Airlines - 0.1%
American Airlines 2016-3 Class A Pass Through Trust equipment trust certificate 3.75% 4/15/2027		59,485	58,606
Trading Companies & Distributors - 0.3%
Air Lease Corp 3.125% 12/1/2030		191,000	169,268
TOTAL INDUSTRIALS			721,116

Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 1.2%
Vontier Corp 2.4% 4/1/2028		695,000	627,189
Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Inc 2.45% 2/15/2031 (d)		190,000	163,849
TOTAL INFORMATION TECHNOLOGY			791,038

Real Estate - 2.1%
Diversified REITs - 0.1%
Vornado Realty LP 3.4% 6/1/2031		79,000	67,298
Health Care REITs - 1.2%
Omega Healthcare Investors Inc 4.75% 1/15/2028		625,000	616,539
Office REITs - 0.8%
Hudson Pacific Properties LP 3.95% 11/1/2027		486,000	421,806
TOTAL REAL ESTATE			1,105,643

Utilities - 4.2%
Electric Utilities - 2.4%
Cleco Corporate Holdings LLC 3.375% 9/15/2029		695,000	624,869
Duke Energy Corp 3.85% 6/15/2034	EUR	207,000	214,755
Southern Co/The 1.875% 9/15/2081 (c)	EUR	364,000	353,484
			1,193,108
Independent Power and Renewable Electricity Producers - 0.8%
AES Corp/The 2.45% 1/15/2031		497,000	414,154
Multi-Utilities - 1.0%
Puget Energy Inc 4.1% 6/15/2030		521,000	491,209
TOTAL UTILITIES			2,098,471

TOTAL UNITED STATES			8,919,719
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $35,554,883)			31,545,489

Preferred Securities - 11.2%
		Principal Amount (a)	Value ($)
CZECH REPUBLIC - 1.1%
Real Estate - 1.1%
Real Estate Management & Development - 1.1%
CPI Property Group SA 3.75% (b)(c)(h)	EUR	590,000	545,660
FINLAND - 0.5%
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Citycon Oyj 7.875% (b)(c)(h)	EUR	243,000	250,280
GERMANY - 5.2%
Consumer Discretionary - 0.9%
Automobiles - 0.9%
Volkswagen International Finance NV 3.875% (b)(c)(h)	EUR	500,000	492,854
Real Estate - 4.3%
Real Estate Management & Development - 4.3%
Aroundtown Finance Sarl 7.875% (c)(h)		250,000	232,654
Aroundtown SA 5 year EUR Swap Annual Index + 3.98%, 6.2133% (b)(c)(h)(i)	EUR	1,100,000	983,820
Grand City Properties SA 1.5% (b)(c)(h)	EUR	1,000,000	996,814
			2,213,288
TOTAL GERMANY			2,706,142
IRELAND - 0.5%
Financials - 0.5%
Banks - 0.5%
AIB Group PLC 6.25% (b)(c)(h)	EUR	250,000	261,872
SWEDEN - 0.5%
Real Estate - 0.5%
Real Estate Management & Development - 0.5%
Heimstaden Bostad AB 3.625% (b)(c)(h)	EUR	150,000	153,762
Samhallsbyggnadsbolaget i Norden AB 2.624% (b)(c)(g)(h)	EUR	313,000	129,688

TOTAL SWEDEN			283,450
SWITZERLAND - 0.7%
Financials - 0.7%
Capital Markets - 0.7%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(c)(f)(g)(h)(i)		1,389,000	138,900
UBS Group AG 7% (b)(c)(h)		200,000	212,181

TOTAL SWITZERLAND			351,081
UNITED KINGDOM - 2.7%
Consumer Staples - 0.8%
Tobacco - 0.8%
British American Tobacco PLC 3% (b)(c)(h)	EUR	388,000	394,048
Financials - 1.0%
Banks - 1.0%
Barclays PLC 7.125% (c)(h)	GBP	200,000	251,473
Barclays PLC 8.875% (b)(c)(h)	GBP	200,000	261,367
			512,840
Industrials - 0.2%
Ground Transportation - 0.2%
Mobico Group PLC 4.25% (b)(c)(h)	GBP	100,000	124,081
Utilities - 0.7%
Electric Utilities - 0.7%
SSE PLC 3.74% (b)(c)(h)	GBP	278,000	349,515
TOTAL UNITED KINGDOM			1,380,484
TOTAL PREFERRED SECURITIES (Cost $8,595,576)			5,778,969

U.S. Treasury Obligations - 18.4%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 8/15/2040	4.51	1,800,000	1,073,279
US Treasury Bonds 3.625% 5/15/2053	3.94 to 4.13	1,200,000	975,483
US Treasury Bonds 3.875% 5/15/2043 (k)	4.14 to 5.12	1,070,000	942,413
US Treasury Bonds 4.125% 8/15/2044	4.05 to 4.18	850,000	769,224
US Treasury Bonds 4.625% 11/15/2044	4.86	125,000	121,200
US Treasury Bonds 4.625% 5/15/2044	4.30 to 4.57	240,000	232,670
US Treasury Bonds 6.25% 5/15/2030	4.41	350,000	380,382
US Treasury Notes 3.625% 9/30/2031	3.60 to 4.23	500,000	475,130
US Treasury Notes 3.75% 12/31/2030	4.07	360,000	346,847
US Treasury Notes 3.75% 8/31/2031	3.64 to 3.82	760,000	728,140
US Treasury Notes 4.125% 10/31/2031	4.26	415,000	406,207
US Treasury Notes 4.125% 11/30/2029	4.11	600,000	593,183
US Treasury Notes 4.125% 7/31/2031	3.59	500,000	490,225
US Treasury Notes 4.25% 6/30/2031	4.35	400,000	394,970
US Treasury Notes 4.375% 12/31/2029	4.39	465,000	464,766
US Treasury Notes 4.5% 11/15/2033	3.94 to 4.14	755,000	751,583
US Treasury Notes 4.625% 4/30/2031	4.47	200,000	201,690
US Treasury Notes 4.625% 5/31/2031	4.50	150,000	151,232
TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,004,600)			9,498,624

Money Market Funds - 4.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (l) (Cost $2,364,691)	4.36	2,364,218	2,364,691

TOTAL INVESTMENT IN SECURITIES - 97.5% (Cost $57,680,897)	50,315,845
NET OTHER ASSETS (LIABILITIES) - 2.5%	1,299,102
NET ASSETS - 100.0%	51,614,947

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	3	Mar 2025	616,828	276	276
CBOT 5-Year U.S. Treasury Note Contracts (United States)	33	Mar 2025	3,508,055	(13,709)	(13,709)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	32	Mar 2025	3,643,000	(78,444)	(78,444)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	6	Mar 2025	667,875	(10,010)	(10,010)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	8	Mar 2025	951,250	(27,127)	(27,127)
TME 10 Year Canadian Note Contracts (Canada)	10	Mar 2025	852,969	15,825	15,825

TOTAL PURCHASED					(113,189)

Sold

Interest Rate Contracts
ICE Long Gilt Contracts (United Kingdom)	5	Mar 2025	578,440	13,022	13,022

TOTAL FUTURES CONTRACTS					(100,167)
The notional amount of futures purchased as a percentage of Net Assets is 19.9%
The notional amount of futures sold as a percentage of Net Assets is 1.1%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	132,000	USD	137,343	Brown Brothers Harriman & Co	1/09/25	(578)
USD	35,804	EUR	34,000	Bank of America NA	1/09/25	577
USD	125,981	JPY	18,800,000	Brown Brothers Harriman & Co	1/09/25	6,410
USD	119,118	CAD	167,000	BNP Paribas SA	1/09/25	2,914
USD	7,180,782	GBP	5,685,000	BNP Paribas SA	1/09/25	64,105
USD	32,984	GBP	26,000	Bank of America NA	1/09/25	436
USD	20,067	AUD	31,000	Royal Bank of Canada	1/09/25	879
EUR	31,000	USD	32,606	BNP Paribas SA	1/09/25	(486)
USD	288,629	AUD	446,000	Bank of America NA	1/09/25	12,576
USD	19,938,615	EUR	18,988,000	Goldman Sachs Bank USA	1/09/25	265,063

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						351,896
Unrealized Appreciation						352,960
Unrealized Depreciation						(1,064)

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
BMW Finance NV 0.75% 7/13/2026	Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	700,000	(13,026)	13,767	741
Heidelberg Materials AG 3.75% 5/31/2032	Dec 2029	BNP Paribas SA	(5%)	Quarterly	EUR	330,000	(69,146)	69,985	839
Generali 4.125% 5/4/2026	Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	300,000	1,304	(3,316)	(2,012)
Intesa Sanpaolo SpA 6.184% 2/20/2034	Dec 2029	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	290,000	3,442	(6,577)	(3,135)
AXA SA 8.6% 12/15/2030	Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	450,000	(3,634)	2,919	(715)
Societe Generale SA 2.625% 2/27/2025	Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	300,000	4,904	(8,231)	(3,327)
UniCredit SpA 5.375% 4/16/2034	Dec 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	250,000	3,043	(5,858)	(2,815)

TOTAL CREDIT DEFAULT SWAPS							(73,113)	62,689	(10,424)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $24,940,520 or 48.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,304,297 or 4.5% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Level 3 security
(g)	Non-income producing - Security is in default.
(h)	Security is perpetual in nature with no stated maturity date.
(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $361,112.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	2,411,186	20,035,010	20,081,495	80,917	(10)	-	2,364,691	2,364,218	0.0%
Fidelity Securities Lending Cash Central Fund	-	1,646,176	1,646,176	68	-	-	-	-	0.0%
Total	2,411,186	21,681,186	21,727,671	80,985	(10)	-	2,364,691	2,364,218

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Foreign Government and Government Agency Obligations	1,128,072	-	1,128,072	-

Non-Convertible Corporate Bonds
Communication Services	1,102,782	-	1,102,782	-
Consumer Discretionary	1,900,062	-	1,900,062	-
Consumer Staples	420,005	-	420,005	-
Energy	585,480	-	585,480	-
Financials	13,519,834	-	13,461,826	58,008
Health Care	2,362,326	-	2,362,326	-
Industrials	2,316,838	-	2,316,838	-
Information Technology	791,038	-	791,038	-
Real Estate	3,566,581	-	3,566,581	-
Utilities	4,980,543	-	4,980,543	-

Preferred Securities
Consumer Discretionary	492,854	-	492,854	-
Consumer Staples	394,048	-	394,048	-
Financials	1,125,793	-	986,893	138,900
Industrials	124,081	-	124,081	-
Real Estate	3,292,678	-	3,292,678	-
Utilities	349,515	-	349,515	-

U.S. Treasury Obligations	9,498,624	-	9,498,624	-

Money Market Funds	2,364,691	2,364,691	-	-
Total Investments in Securities:	50,315,845	2,364,691	47,754,246	196,908
Derivative Instruments: Assets
Futures Contracts	29,123	29,123	-	-
Forward Foreign Currency Contracts	352,960	-	352,960	-
Swaps	12,693	-	12,693	-
Total Assets	394,776	29,123	365,653	-
Liabilities
Futures Contracts	(129,290)	(129,290)	-	-
Forward Foreign Currency Contracts	(1,064)	-	(1,064)	-
Swaps	(85,806)	-	(85,806)	-
Total Liabilities	(216,160)	(129,290)	(86,870)	-
Total Derivative Instruments:	178,616	(100,167)	278,783	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	12,693	(85,806)
Total Credit Risk	12,693	(85,806)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	352,960	(1,064)
Total Foreign Exchange Risk	352,960	(1,064)
Interest Rate Risk
Futures Contracts (c)	29,123	(129,290)
Total Interest Rate Risk	29,123	(129,290)
Total Value of Derivatives	394,776	(216,160)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $55,316,206)	$47,951,154
Fidelity Central Funds (cost $2,364,691)	2,364,691

Total Investment in Securities (cost $57,680,897)		$50,315,845
Foreign currency held at value (cost $1,011,958)		994,843
Unrealized appreciation on forward foreign currency contracts		352,960
Receivable for fund shares sold		38,148
Dividends receivable		8,602
Interest receivable		626,330
Distributions receivable from Fidelity Central Funds		9,232
Bi-lateral OTC swaps, at value		12,693
Receivable from investment adviser for expense reductions		1,220
Total assets		52,359,873
Liabilities
Payable for investments purchased	$585,915
Unrealized depreciation on forward foreign currency contracts	1,064
Payable for fund shares redeemed	29,098
Bi-lateral OTC swaps, at value	85,806
Accrued management fee	17,287
Distribution and service plan fees payable	1,814
Payable for daily variation margin on futures contracts	18,145
Other affiliated payables	5,015
Other payables and accrued expenses	782
Total liabilities		744,926
Net Assets		$51,614,947
Net Assets consist of:
Paid in capital		$72,459,449
Total accumulated earnings (loss)		(20,844,502)
Net Assets		$51,614,947

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($3,500,953 ÷ 442,900 shares)(a)		$7.90
Maximum offering price per share (100/96.00 of $7.90)		$8.23
Class M :
Net Asset Value and redemption price per share ($1,361,670 ÷ 172,248 shares)(a)		$7.91
Maximum offering price per share (100/96.00 of $7.91)		$8.24
Class C :
Net Asset Value and offering price per share ($934,323 ÷ 118,092 shares)(a)		$7.91
Global Credit :
Net Asset Value, offering price and redemption price per share ($32,665,139 ÷ 4,129,404 shares)		$7.91
Class I :
Net Asset Value, offering price and redemption price per share ($6,103,199 ÷ 771,955 shares)		$7.91
Class Z :
Net Asset Value, offering price and redemption price per share ($7,049,663 ÷ 887,183 shares)		$7.95
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$302,655
Interest		1,656,648
Income from Fidelity Central Funds (including $68 from security lending)		80,985
Income before foreign taxes withheld		$2,040,288
Less foreign taxes withheld		(3,215)
Total income		2,037,073
Expenses
Management fee	$206,732
Transfer agent fees	59,770
Distribution and service plan fees	23,330
Independent trustees' fees and expenses	134
Miscellaneous	215
Total expenses before reductions	290,181
Expense reductions	(14,556)
Total expenses after reductions		275,625
Net Investment income (loss)		1,761,448
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,088,316)
Fidelity Central Funds	(10)
Forward foreign currency contracts	1,036,413
Foreign currency transactions	(3,854)
Futures contracts	(30,761)
Swaps	(31,727)
Total net realized gain (loss)		(118,255)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	2,494,668
Forward foreign currency contracts	755,296
Assets and liabilities in foreign currencies	(50,007)
Futures contracts	(769,815)
Swaps	(4,704)
Total change in net unrealized appreciation (depreciation)		2,425,438
Net gain (loss)		2,307,183
Net increase (decrease) in net assets resulting from operations		$4,068,631
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,761,448	$2,162,013
Net realized gain (loss)	(118,255)	(12,597,717)
Change in net unrealized appreciation (depreciation)	2,425,438	14,667,649
Net increase (decrease) in net assets resulting from operations	4,068,631	4,231,945
Distributions to shareholders	(1,882,540)	(1,901,556)
Distributions to shareholders from tax return of capital	-	(92,770)

Total Distributions	(1,882,540)	(1,994,326)
Share transactions - net increase (decrease)	(4,005,964)	(34,416,844)
Total increase (decrease) in net assets	(1,819,873)	(32,179,225)

Net Assets
Beginning of period	53,434,820	85,614,045
End of period	$51,614,947	$53,434,820

Financial Highlights
Fidelity Advisor® Global Credit Fund Class A

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$7.56	$7.34	$9.72	$10.02	$9.61
Income from Investment Operations
Net investment income (loss) A,B	.249	.252	.197	.159	.210
Net realized and unrealized gain (loss)	.362	.229	(2.118)	(.236)	.547
Total from investment operations	.611	.481	(1.921)	(.077)	.757
Distributions from net investment income	(.271)	(.249)	(.408)	(.133) C	(.255) C
Distributions from net realized gain	-	-	(.051)	(.090) C	(.092) C
Distributions from tax return of capital	-	(.012)	-	-	-
Total distributions	(.271)	(.261)	(.459)	(.223)	(.347)
Net asset value, end of period	$7.90	$7.56	$7.34	$9.72	$10.02
Total Return D,E	8.15%	6.74%	(19.93)%	(.76)%	8.00%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.88%	.88%	1.24%	1.20%	1.27%
Expenses net of fee waivers, if any	.75%	.75%	.95%	.99%	1.00%
Expenses net of all reductions	.75%	.75%	.95%	.99%	1.00%
Net investment income (loss)	3.19%	3.44%	2.38%	1.61%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$3,501	$5,534	$4,778	$5,643	$4,643
Portfolio turnover rate H	57%	37% I	19%	57%	59%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Global Credit Fund Class M

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$7.57	$7.34	$9.72	$10.02	$9.60
Income from Investment Operations
Net investment income (loss) A,B	.249	.254	.199	.159	.210
Net realized and unrealized gain (loss)	.363	.237	(2.121)	(.237)	.556
Total from investment operations	.612	.491	(1.922)	(.078)	.766
Distributions from net investment income	(.272)	(.249)	(.407)	(.132) C	(.254) C
Distributions from net realized gain	-	-	(.051)	(.090) C	(.092) C
Distributions from tax return of capital	-	(.012)	-	-	-
Total distributions	(.272)	(.261)	(.458)	(.222)	(.346)
Net asset value, end of period	$7.91	$7.57	$7.34	$9.72	$10.02
Total Return D,E	8.16%	6.88%	(19.94)%	(.77)%	8.10%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.90%	.90%	1.29%	1.27%	1.35%
Expenses net of fee waivers, if any	.75%	.75%	.95%	.99%	1.00%
Expenses net of all reductions	.75%	.74%	.95%	.99%	1.00%
Net investment income (loss)	3.19%	3.45%	2.38%	1.61%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$1,362	$1,343	$1,366	$1,983	$2,062
Portfolio turnover rate H	57%	37% I	19%	57%	59%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the sales charges.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Global Credit Fund Class C

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$7.57	$7.35	$9.72	$10.03	$9.61
Income from Investment Operations
Net investment income (loss) A,B	.190	.198	.137	.085	.136
Net realized and unrealized gain (loss)	.364	.227	(2.112)	(.246)	.561
Total from investment operations	.554	.425	(1.975)	(.161)	.697
Distributions from net investment income	(.214)	(.195)	(.344)	(.075) C	(.185) C
Distributions from net realized gain	-	-	(.051)	(.074) C	(.092) C
Distributions from tax return of capital	-	(.010)	-	-	-
Total distributions	(.214)	(.205)	(.395)	(.149)	(.277)
Net asset value, end of period	$7.91	$7.57	$7.35	$9.72	$10.03
Total Return D,E	7.37%	5.92%	(20.47)%	(1.60)%	7.33%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.65%	1.66%	2.04%	2.02%	2.10%
Expenses net of fee waivers, if any	1.51%	1.50%	1.70%	1.74%	1.75%
Expenses net of all reductions	1.50%	1.50%	1.70%	1.74%	1.75%
Net investment income (loss)	2.44%	2.69%	1.64%	.86%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$934	$1,052	$1,298	$2,126	$2,398
Portfolio turnover rate H	57%	37% I	19%	57%	59%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
ETotal returns do not include the effect of the contingent deferred sales charge.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
IPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity® Global Credit Fund

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$7.57	$7.34	$9.72	$10.03	$9.61
Income from Investment Operations
Net investment income (loss) A,B	.269	.272	.221	.183	.234
Net realized and unrealized gain (loss)	.362	.237	(2.122)	(.247)	.556
Total from investment operations	.631	.509	(1.901)	(.064)	.790
Distributions from net investment income	(.291)	(.266)	(.428)	(.156) C	(.278) C
Distributions from net realized gain	-	-	(.051)	(.090) C	(.092) C
Distributions from tax return of capital	-	(.013)	-	-	-
Total distributions	(.291)	(.279)	(.479)	(.246)	(.370)
Net asset value, end of period	$7.91	$7.57	$7.34	$9.72	$10.03
Total Return D	8.42%	7.14%	(19.73)%	(.63)%	8.36%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.50%	.50%	.94%	.90%	.95%
Expenses net of fee waivers, if any	.50%	.50%	.70%	.74%	.75%
Expenses net of all reductions	.50%	.50%	.70%	.74%	.75%
Net investment income (loss)	3.44%	3.69%	2.64%	1.86%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$32,665	$32,617	$40,426	$65,990	$96,584
Portfolio turnover rate G	57%	37% H	19%	57%	59%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Global Credit Fund Class I

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$7.57	$7.34	$9.72	$10.02	$9.61
Income from Investment Operations
Net investment income (loss) A,B	.268	.272	.220	.184	.234
Net realized and unrealized gain (loss)	.364	.237	(2.121)	(.238)	.546
Total from investment operations	.632	.509	(1.901)	(.054)	.780
Distributions from net investment income	(.292)	(.266)	(.428)	(.156) C	(.278) C
Distributions from net realized gain	-	-	(.051)	(.090) C	(.092) C
Distributions from tax return of capital	-	(.013)	-	-	-
Total distributions	(.292)	(.279)	(.479)	(.246)	(.370)
Net asset value, end of period	$7.91	$7.57	$7.34	$9.72	$10.02
Total Return D	8.44%	7.14%	(19.73)%	(.53)%	8.25%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.56%	.57%	.93%	.91%	.97%
Expenses net of fee waivers, if any	.50%	.50%	.70%	.74%	.75%
Expenses net of all reductions	.50%	.50%	.70%	.74%	.75%
Net investment income (loss)	3.44%	3.69%	2.64%	1.86%	2.39%
Supplemental Data
Net assets, end of period (000 omitted)	$6,103	$4,949	$4,700	$8,005	$9,952
Portfolio turnover rate G	57%	37% H	19%	57%	59%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Fidelity Advisor® Global Credit Fund Class Z

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$7.60	$7.37	$9.75	$10.04	$9.61
Income from Investment Operations
Net investment income (loss) A,B	.277	.290	.228	.191	.244
Net realized and unrealized gain (loss)	.371	.226	(2.129)	(.235)	.556
Total from investment operations	.648	.516	(1.901)	(.044)	.800
Distributions from net investment income	(.298)	(.273)	(.428)	(.156) C	(.278) C
Distributions from net realized gain	-	-	(.051)	(.090) C	(.092) C
Distributions from tax return of capital	-	(.013)	-	-	-
Total distributions	(.298)	(.286)	(.479)	(.246)	(.370)
Net asset value, end of period	$7.95	$7.60	$7.37	$9.75	$10.04
Total Return D	8.61%	7.21%	(19.67)%	(.42)%	8.46%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.45%	.46%	.84%	.78%	.91%
Expenses net of fee waivers, if any	.42%	.41%	.61%	.64%	.66%
Expenses net of all reductions	.41%	.41%	.61%	.64%	.66%
Net investment income (loss)	3.53%	3.79%	2.73%	1.96%	2.48%
Supplemental Data
Net assets, end of period (000 omitted)	$7,050	$7,939	$33,046	$48,742	$3,017
Portfolio turnover rate G	57%	37% H	19%	57%	59%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
HPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
Fidelity Global Credit Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Global Credit, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$295,462
Gross unrealized depreciation	(5,863,671)
Net unrealized appreciation (depreciation)	$(5,568,209)
Tax Cost	$57,449,437

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$221,681
Capital loss carryforward	$(15,464,302)
Net unrealized appreciation (depreciation) on securities and other investments	$(5,601,880)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(4,198,731)
Long-term	(11,265,571)
Total capital loss carryforward	$(15,464,302)

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$1,882,540	$1,901,556
Tax Return of Capital	-	92,770
Total	$1,882,540	$1,994,326

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Global Credit Fund
Credit Risk
Swaps	(31,727)	(4,704)
Total Credit Risk	(31,727)	(4,704)
Foreign Exchange Risk
Forward Foreign Currency Contracts	1,036,413	755,296
Total Foreign Exchange Risk	1,036,413	755,296
Interest Rate Risk
Futures Contracts	(30,761)	(769,815)
Total Interest Rate Risk	(30,761)	(769,815)
Totals	973,925	(19,223)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity Global Credit Fund	33,972,129

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Global Credit Fund	12,777,025

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Global Credit Fund	18,348,818	25,463,344
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .40% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, transfer agent fees, distribution and service plan fees and certain other expenses such as proxy and shareholder meeting expenses.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	10,395	524
Class M	- %	.25%	3,390	1,479
Class C	.75%	.25%	9,545	4,139
			23,330	6,142

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	131
Class M	57
Class C A	3
191

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Global Credit and Class Z. FIIOC receives an asset-based fee of Global Credit's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	9,360.23
Class M	3,399.25
Class C	2,392.25
Global Credit	31,784.10
Class I	9,002.16
Class Z	3,833.05
	59,770

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Global Credit Fund	3,394,755	(4,172,324)	25,630,401

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Global Credit Fund	7	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.75%	5,051
Class M	.75%	1,990
Class C	1.50%	1,410
Global Credit	.50%	-
Class I	.50%	3,000
Class Z	.41%	2,738
		14,189

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested U.S. dollar cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $364. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction ($)

Class M	3
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
Fidelity Global Credit Fund
Distributions to shareholders
Class A	$130,134	$172,530
Class M	46,674	44,387
Class C	25,667	28,912
Global Credit	1,182,400	1,245,744
Class I	217,578	119,953
Class Z	280,087	290,030
Total	$1,882,540	$1,901,556
Tax Return of Capital
Class A	$ -	$ 8,417
Class M	-	2,166
Class C	-	1,410
Global Credit	-	60,776
Class I	-	5,852
Class Z	-	14,149
Total	$ -	$92,770
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
Fidelity Global Credit Fund
Class A
Shares sold	82,052	159,405	$646,293	$1,173,700
Reinvestment of distributions	16,358	24,596	128,109	179,282
Shares redeemed	(387,184)	(103,380)	(2,991,169)	(761,270)
Net increase (decrease)	(288,774)	80,621	$(2,216,767)	$591,712
Class M
Shares sold	4,978	5,462	$38,312	$40,149
Reinvestment of distributions	5,953	6,386	46,667	46,553
Shares redeemed	(16,173)	(20,496)	(125,663)	(151,252)
Net increase (decrease)	(5,242)	(8,648)	$(40,684)	$(64,550)
Class C
Shares sold	4,446	5,518	$34,915	$40,810
Reinvestment of distributions	3,212	4,093	25,202	29,876
Shares redeemed	(28,535)	(47,331)	(218,779)	(349,506)
Net increase (decrease)	(20,877)	(37,720)	$(158,662)	$(278,820)
Global Credit
Shares sold	901,090	769,367	$7,189,734	$5,701,262
Reinvestment of distributions	138,192	163,367	1,085,024	1,191,689
Shares redeemed	(1,219,367)	(2,128,201)	(9,531,084)	(15,706,469)
Net increase (decrease)	(180,085)	(1,195,467)	$(1,256,326)	$(8,813,518)
Class I
Shares sold	191,360	301,539	$1,477,249	$2,258,916
Reinvestment of distributions	27,445	16,689	215,154	121,666
Shares redeemed	(100,902)	(304,367)	(784,151)	(2,283,606)
Net increase (decrease)	117,903	13,861	$908,252	$96,976
Class Z
Shares sold	279,244	175,130	$2,224,601	$1,301,331
Reinvestment of distributions	18,979	21,246	149,610	155,640
Shares redeemed	(455,243)	(3,636,484)	(3,615,988)	(27,405,615)
Net increase (decrease)	(157,020)	(3,440,108)	$(1,241,777)	$(25,948,644)

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity School Street Trust and Shareholders of Fidelity Global Credit Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Global Credit Fund (one of the funds constituting Fidelity School Street Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 14, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 14.94% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $598,369 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $1,650,543 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Global Credit Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, training, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the fund's retail class ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.75%, 0.75%, 1.50%, 0.50%, 0.41%, and 0.50% through April 30, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.939061.112
GLB-ANN-0325
Fidelity® Intermediate Municipal Income Fund

Annual Report
December 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Intermediate Municipal Income Fund
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Municipal Securities - 95.7%
	Principal Amount (a)	Value ($)
Alabama - 3.2%
Education - 0.1%
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2037	1,770,000	1,901,649
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.25% 10/1/2038	1,860,000	1,990,644
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2041	1,455,000	1,563,558
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2044	1,160,000	1,232,342
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2054	2,025,000	2,119,593
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5% 10/1/2056	1,000,000	997,462
Homewood Ala Edl Bldg Auth Rev (Samford University Proj.) Series 2024 C, 5.5% 10/1/2049	5,495,000	5,788,380
		15,593,628
Electric Utilities - 0.0%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.78% tender 6/1/2034 (b)	6,260,000	6,282,756
General Obligations - 2.5%
Black Belt Energy Gas Dist Ala Gas Supply Rev 4% tender 7/1/2052 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	9,420,000	9,472,346
Black Belt Energy Gas Dist Ala Gas Supply Rev Series 2023B, 5.25% tender 12/1/2053 (Royal Bank of Canada Guaranteed) (b)	7,120,000	7,620,777
Black Belt Energy Gas District 5.5% tender 11/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	6,460,000	6,790,815
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2027 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	4,175,000	4,288,233
Black Belt Energy Gas District Series 2022 E, 5% 6/1/2028 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	5,980,000	6,198,302
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	18,160,000	19,194,047
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2023B 1, 5.75% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	9,840,000	10,832,453
Hoover AL Gen. Oblig. Series 2023, 5% 3/1/2039	5,000,000	5,535,725
Hoover AL Gen. Oblig. Series 2023, 5% 3/1/2041	3,860,000	4,231,019
Lower Ala Gas Dist Gas Proj Rev 4% tender 12/1/2050 (Goldman Sachs Group Inc/The Guaranteed) (b)	43,790,000	43,850,842
Southeast AL District Gas Supply Rev Series 2024 B, 5% tender 6/1/2049 (Morgan Stanley Guaranteed) (b)	40,315,000	42,871,132
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (b)	32,845,000	33,924,697
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (b)	44,670,000	46,995,288
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 11/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	50,725,000	53,924,185
		295,729,861
Health Care - 0.3%
Huntsville AL Hlth Care Auth (Huntsville Hospital Al Proj.) Series 2023 A, 5% tender 6/1/2053 (b)	32,270,000	34,348,404
Montgomery Ala Med Clinic Brd Health Care Fac Rev (Jackson Hospital & Clinic Proj.) Series 2015, 5% (c)(d)	1,940,000	717,800
		35,066,204
Special Tax - 0.3%
Mobile Cnty AL Brd Sch Commrs 5% 3/1/2029	5,875,000	5,985,097
Mobile Cnty AL Brd Sch Commrs Series 2016 B, 5% 3/1/2030	6,125,000	6,228,177
Mobile Cnty AL Brd Sch Commrs Series 2016 B, 5% 3/1/2031	6,135,000	6,233,815
Mobile Cnty AL Brd Sch Commrs Series 2016 B, 5% 3/1/2032	4,930,000	5,007,405
Mobile Cnty AL Brd Sch Commrs Series 2016 B, 5% 3/1/2033	7,165,000	7,273,982
		30,728,476
Water & Sewer - 0.0%
Jefferson Cnty AL Swr Rev 5% 10/1/2030	5,000,000	5,388,849
Jefferson Cnty AL Swr Rev 5% 10/1/2038	3,310,000	3,599,305
		8,988,154
TOTAL ALABAMA		392,389,079
Alaska - 0.3%
Housing - 0.0%
Alaska Hsg Fin Corp Mtg Rev 2% 12/1/2032	4,750,000	3,969,338
Alaska Hsg Fin Corp Mtg Rev Series 2022A, 3% 6/1/2051	2,565,000	2,486,775
		6,456,113
Transportation - 0.3%
Alaska Airport Series 2016 B, 5% 10/1/2033	7,575,000	7,650,420
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2034 (e)	2,240,000	2,503,035
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2036 (e)	2,500,000	2,770,160
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2037 (e)	2,645,000	2,920,794
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2039 (e)	2,950,000	3,232,132
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2040 (e)	3,120,000	3,404,693
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2041 (e)	3,295,000	3,580,475
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2042 (e)	3,480,000	3,765,601
Municipality of Anchorage AK Series 2024 A, 5.5% 2/1/2044 (e)	3,885,000	4,175,763
		34,003,073
TOTAL ALASKA		40,459,186
Arizona - 2.1%
Education - 0.0%
Maricopa County Industrial Development Authority (Creighton University Proj.) Series 2020, 5% 7/1/2047	3,560,000	3,671,578
Electric Utilities - 0.1%
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2033	4,955,000	5,216,509
Salt River Proj AZ Agric & Pwr Series 2023B, 5% 1/1/2048	4,405,000	4,743,472
		9,959,981
Escrowed/Pre-Refunded - 0.0%
Glendale AZ Transn Excise Tax Rev Series 2015, 5% 7/1/2026 (Pre-refunded to 7/1/2025 at 100)	3,565,000	3,597,426
General Obligations - 0.3%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	9,525,000	8,733,304
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	6,675,000	6,320,354
Maricopa County Special Health Care District Gen. Oblig. 4% 7/1/2035	2,195,000	2,259,081
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2033	7,320,000	8,061,445
Maricopa County Special Health Care District Gen. Oblig. 5% 7/1/2034	12,000,000	13,140,195
Western Maricopa Ed Ctr Dist No 402 Maricopa Cnty Ariz 5% 7/1/2025	2,285,000	2,306,396
Western Maricopa Ed Ctr Dist No 402 Maricopa Cnty Ariz 5% 7/1/2027	3,000,000	3,148,553
		43,969,328
Health Care - 0.8%
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2033	1,800,000	2,000,152
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2035	1,580,000	1,740,805
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2036	1,600,000	1,755,895
Arizona Indl Dev Auth Hosp Rev (Phoenix Childrens Hospital Proj.) 5% 2/1/2037	1,700,000	1,860,331
Arizona Industrial Development Authority (Childrens National Med Ctr, DC Proj.) Series 2020A, 4% 9/1/2046	1,750,000	1,645,268
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 4% 5/15/2031	560,000	539,459
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 5% 5/15/2041	1,000,000	990,243
Glendale Ariz Indl Dev Auth Sr Living Facs Rev (Royal Oaks Senior Living Cmnty Proj.) 5% 5/15/2056	2,625,000	2,426,794
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2033	6,180,000	6,918,778
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2034	4,510,000	5,074,652
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2035	6,900,000	7,730,281
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2036	4,885,000	5,449,086
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2037	1,910,000	2,124,431
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024 D, 5% 12/1/2038	2,730,000	3,027,044
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 D, 5% tender 1/1/2046 (b)	12,610,000	12,877,867
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 5.75% 1/1/2036 (f)	5,170,000	4,628,559
Maricopa Cnty AZ Ida Sr Living (Christian Care Surprise Proj.) 6% 1/1/2048 (f)	7,730,000	6,310,855
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 4% 8/1/2049 (Assured Guaranty Municipal Corp Insured)	3,055,000	2,981,117
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2035	865,000	963,080
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2036	765,000	848,451
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2037	1,500,000	1,658,044
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2039	1,000,000	1,096,354
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5% 8/1/2041	1,360,000	1,476,718
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2042 (Assured Guaranty Municipal Corp Insured)	1,775,000	1,972,985
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2043 (Assured Guaranty Municipal Corp Insured)	905,000	995,395
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2044 (Assured Guaranty Municipal Corp Insured)	1,080,000	1,178,394
Yuma AZ Indl Dev Auth Hosp Rev (Yuma Regional Medical Center Proj.) Series 2024 A, 5.25% 8/1/2049	5,395,000	5,800,948
		86,071,986
Housing - 0.1%
Arizona Indl Dev Auth Rev (Lihtc Cert 2019-2 Proj.) Series 2 Class A, 3.625% 5/20/2033	6,682,752	6,330,221
Industrial Development - 0.4%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) 5% tender 9/1/2052 (b)(e)	31,940,000	32,563,878
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(e)	15,585,000	15,564,033
		48,127,911
Special Tax - 0.1%
Glendale Ariz Sr Excise Tax Rev (Glendale AZ Excise Tax Proj.) 5% 7/1/2029	7,905,000	7,979,869
Glendale AZ (Glendale AZ Excise Tax Proj.) 5% 7/1/2032	2,915,000	3,028,234
		11,008,103
Transportation - 0.2%
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) 5% 7/1/2029	965,000	1,029,040
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2030	3,680,000	3,925,251
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2031	1,255,000	1,338,790
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2032	3,675,000	3,915,174
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2036	1,000,000	1,054,941
City of Phoenix Civic Improvement Corp (Phoenix Airport Conrac Proj.) Series 2019 A, 5% 7/1/2039	1,090,000	1,141,387
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2027 (e)	2,185,000	2,261,705
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2028 (e)	3,085,000	3,182,902
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2036 (e)	1,000,000	1,021,545
Phoenix AZ Cvc Imp Crp Apr Rev Series 2019 B, 5% 7/1/2034 (e)	2,000,000	2,089,622
		20,960,357
Water & Sewer - 0.1%
Gilbert Water Resource Municipal Property Corp Series 2022, 5% 7/15/2032	3,630,000	4,116,141
Gilbert Water Resource Municipal Property Corp Series 2022, 5% 7/15/2033	5,080,000	5,736,576
Gilbert Water Resource Municipal Property Corp Series 2022, 5% 7/15/2034	4,715,000	5,288,358
Mesa AZ Util Sys Rev Series 2021, 4% 7/1/2035	2,000,000	2,064,263
		17,205,338
TOTAL ARIZONA		250,902,229
Arkansas - 0.0%
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2027	1,000,000	1,021,783
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2029	1,430,000	1,483,342
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2031	1,500,000	1,565,667
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2032	1,275,000	1,324,926
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2035	95,000	97,352
		5,493,070
TOTAL ARKANSAS		5,493,070
California - 4.7%
Escrowed/Pre-Refunded - 0.0%
Golden State Tobacco Securitization Corp. Tobacco Settlement 5% 6/1/2026	970,000	1,000,077
Los Angeles CA Dept Arpts Rev 4% 5/15/2038 (Pre-refunded to 11/15/2031 at 100) (e)	260,000	269,049
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (Pre-refunded to 11/15/2031 at 100) (e)	105,000	115,032
Los Angeles CA Dept Arpts Rev 5% 5/15/2036 (Pre-refunded to 11/15/2031 at 100) (e)	385,000	421,784
		1,805,942
General Obligations - 1.4%
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	28,865,000	30,442,565
California Community Choice Financing Authority Series 2024C, 5% tender 8/1/2055 (American General Life Insurance Co Guaranteed) (b)	17,455,000	18,498,114
California St Pub Wks Brd Lse 5% 8/1/2030	1,265,000	1,403,006
California St Pub Wks Brd Lse 5% 8/1/2031	555,000	623,847
California St Pub Wks Brd Lse 5% 8/1/2032	2,095,000	2,346,894
California St Pub Wks Brd Lse 5% 8/1/2033	2,085,000	2,329,399
California St Pub Wks Brd Lse 5% 8/1/2034	1,035,000	1,152,519
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) Series 2023 A, 5% 10/1/2036	6,000,000	6,824,236
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) Series 2023 A, 5% 10/1/2037	3,275,000	3,709,983
Los Angeles Unified School District/CA Series 2020 C, 4% 7/1/2036	3,810,000	3,936,556
Mt Diablo CA Unified Sch Dist 4% 8/1/2025	3,110,000	3,131,035
Mt Diablo CA Unified Sch Dist 4% 8/1/2026	460,000	469,109
Mt Diablo CA Unified Sch Dist 4% 8/1/2030	530,000	562,359
Mt Diablo CA Unified Sch Dist 4% 8/1/2031	340,000	362,582
Mt Diablo CA Unified Sch Dist 4% 8/1/2034	2,430,000	2,551,991
Oakland CA Uni Sch Dist Alameda Cnty Series A, 5% 8/1/2028	970,000	980,465
Sacramento CA City Uni Sch Dis 5% 7/1/2031 (Build America Mutual Assurance Co Insured)	495,000	555,094
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) 3% 5/15/2037	1,000,000	913,568
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3% 5/1/2037	1,670,000	1,547,222
State of California Gen. Oblig. 4% 11/1/2034	5,000,000	5,220,356
State of California Gen. Oblig. 4% 11/1/2036	9,885,000	10,216,964
State of California Gen. Oblig. 4% 3/1/2026	3,300,000	3,344,644
State of California Gen. Oblig. 5% 10/1/2039	2,145,000	2,404,440
State of California Gen. Oblig. 5% 11/1/2032	6,245,000	6,896,123
State of California Gen. Oblig. 5% 11/1/2032	10,000,000	11,042,631
State of California Gen. Oblig. 5% 9/1/2035	3,635,000	4,091,403
State of California Gen. Oblig. 5.25% 12/1/2033	110,000	110,144
State of California Gen. Oblig. 5.25% 4/1/2034	30,000	30,036
State of California Gen. Oblig. 5.5% 4/1/2030	5,000	5,009
State of California Gen. Oblig. Series 2016, 5% 8/1/2026	14,065,000	14,545,075
State of California Gen. Oblig. Series 2016, 5% 8/1/2029	6,970,000	7,179,235
State of California Gen. Oblig. Series 2016, 5% 9/1/2029	2,755,000	2,841,854
State of California Gen. Oblig. Series 2017, 5% 8/1/2030	14,245,000	14,917,607
State of California Gen. Oblig. Series 2022, 5% 4/1/2035	2,520,000	2,673,382
Washington Twp CA Health Care Dist (Washington Twp CA Hosp Dist Proj.) Gen. Oblig. Series 2013A, 5.5% 8/1/2040	3,400,000	3,408,568
		171,268,015
Health Care - 1.0%
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2020 A, 4% 4/1/2035	1,170,000	1,184,348
California Health Facilities Financing Authority (CommonSpirit Health Proj.) Series 2020 A, 4% 4/1/2036	5,000,000	5,038,566
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024 B1, 5% tender 11/15/2061 (b)	49,680,000	53,282,938
California Health Facilities Financing Authority (Scripps Health, Sys Proj.) Series 2024B 2, 5% tender 11/15/2061 (b)	34,960,000	38,696,088
California Hlth Facs Fin Auth (Providence Health Systems Proj.) 5% 7/1/2025	3,885,000	3,887,923
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5% 11/1/2031 (Assured Guaranty Municipal Corp Insured)	400,000	438,640
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5% 11/1/2032 (Assured Guaranty Municipal Corp Insured)	210,000	231,518
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5% 11/1/2033 (Assured Guaranty Municipal Corp Insured)	435,000	476,422
California Mun Fin Auth Ctfs Partn (Palomar Health Calif Rev Proj.) 5.25% 11/1/2034 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,107,801
California Statewide Community Development Authority Rev (Beverly Hospital Proj.) Series 2015, 5% (c)(d)	1,067,025	906,971
California Statewide Community Development Authority Rev (Kaiser Permanente Hlth System Proj.) Series 2009 C 2, 5% tender 4/1/2046 (b)	15,715,000	17,047,376
		122,298,591
Housing - 0.3%
California Hsg Fin Agy Mun Ctfs (Lihtc 2019-2 CA Proj.) Series 2 Class A, 4% 3/20/2033	3,404,564	3,400,514
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	20,366,160	19,400,339
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	7,843,594	8,020,787
		30,821,640
Other - 0.1%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2024A, 3.25% 8/1/2029	4,415,000	4,403,156
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (b)	14,460,000	12,900,515
		17,303,671
Resource Recovery - 0.1%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (b)(e)	4,420,000	4,523,708
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2024A, 3.875% tender 3/1/2054 (b)(e)	8,085,000	8,018,289
		12,541,997
Special Tax - 0.1%
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2025	1,115,000	1,127,477
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2028	1,550,000	1,563,980
Poway Calif Uni Sch Dist Pub Fing Auth Spl Tax Rev (Poway Del Sur Cfd 2006 Proj.) Series 2015A, 5% 9/1/2032	1,630,000	1,642,951
Sacramento CA Fin Auth 0% 12/1/2026 (National Public Finance Guarantee Corporation Insured) (g)	3,025,000	2,825,964
		7,160,372
Tobacco Bonds - 0.1%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (g)	127,740,000	13,511,673
Transportation - 1.6%
Bay Area Toll Au CA Bridge Rev 2.85% tender 4/1/2047 (b)	6,595,000	6,581,310
Los Angeles CA Dept Arpts Rev 4% 5/15/2038 (e)	4,605,000	4,555,654
Los Angeles CA Dept Arpts Rev 5% 5/15/2035 (e)	1,840,000	1,975,120
Los Angeles CA Dept Arpts Rev 5% 5/15/2036 (e)	6,885,000	7,368,156
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2036 (e)	2,960,000	3,037,915
Los Angeles CA Dept Arpts Rev Series 2019 A, 5% 5/15/2035 (e)	2,085,000	2,182,574
Los Angeles CA Dept Arpts Rev Series 2019 D, 5% 5/15/2038 (e)	3,045,000	3,139,293
Los Angeles CA Dept Arpts Rev Series 2019 F, 5% 5/15/2030 (e)	2,455,000	2,597,019
Los Angeles CA Dept Arpts Rev Series 2020C, 5% 5/15/2045 (e)	5,820,000	6,017,649
Los Angeles CA Dept Arpts Rev Series 2022A, 4% 5/15/2037 (e)	13,805,000	13,686,245
Los Angeles CA Dept Arpts Rev Series 2022A, 5% 5/15/2036 (e)	755,000	811,329
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2033 (e)	12,595,000	13,801,965
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2034 (e)	13,295,000	14,522,666
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2035 (e)	5,000,000	5,439,338
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2036 (e)	1,500,000	1,625,953
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2037 (e)	1,000,000	1,080,168
Los Angeles CA Dept Arpts Rev Series 2023 A, 5% 5/15/2038 (e)	1,000,000	1,076,044
Los Angeles CA Dept Arpts Rev Series 2023 A, 5.25% 5/15/2039 (e)	1,200,000	1,316,446
Ontario International Airport Authority Series 2021 B, 4% 5/15/2035 (Assured Guaranty Municipal Corp Insured) (e)	1,100,000	1,097,588
Ontario International Airport Authority Series 2021 B, 4% 5/15/2038 (Assured Guaranty Municipal Corp Insured) (e)	1,000,000	992,333
Port Oakland Calif Rev Series 2021 H, 5% 5/1/2026 (e)	1,250,000	1,278,273
Sacramento Cnty CA Arpt Sys Rv Series 2018 C, 5% 7/1/2039 (e)	3,280,000	3,356,986
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2020C, 5% 7/1/2030 (e)	795,000	847,652
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2037 (e)	16,945,000	18,019,374
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021 B, 5% 7/1/2038 (e)	17,150,000	18,131,860
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5% 7/1/2039 (e)	3,515,000	3,800,212
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2023B, 5% 7/1/2040 (e)	3,290,000	3,542,204
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2026 (e)	13,120,000	13,380,629
San Francisco CA City & County Airports Commission International Airport Revenue 5% 5/1/2027 (e)	13,295,000	13,730,212
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2037 (e)	3,290,000	3,429,217
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2044 (e)	12,310,000	13,263,222
		185,684,606
Water & Sewer - 0.0%
Castaic Lake Wtr Agy CA Ctfs Series 1999 A, 0% 8/1/2028 (Ambac Assurance Corp Insured) (g)	5,845,000	5,231,010
TOTAL CALIFORNIA		567,627,517
Colorado - 2.0%
Electric Utilities - 0.0%
Colorado Springs Colo Utils 5% 11/15/2033	400,000	440,373
Colorado Springs Colo Utils 5% 11/15/2034	685,000	750,501
Colorado Springs Colo Utils 5% 11/15/2035	460,000	502,596
Colorado Springs Colo Utils 5% 11/15/2036	440,000	479,547
Colorado Springs Colo Utils 5% 11/15/2037	635,000	690,092
Colorado Springs Colo Utils 5% 11/15/2038	885,000	959,201
Colorado Springs Colo Utils Series 2020A, 4% 11/15/2036	525,000	534,897
Colorado Springs Colo Utils Series 2020A, 4% 11/15/2037	670,000	680,287
Colorado Springs Colo Utils Series 2020A, 5% 11/15/2033	700,000	770,654
		5,808,148
Escrowed/Pre-Refunded - 0.0%
Colorado Health Facilities Authority 5% tender 11/15/2049 (b)	930,000	961,046
General Obligations - 0.3%
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2021A, 4% 12/15/2038	3,000,000	3,024,650
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2021A, 5% 12/15/2034	6,940,000	7,661,325
Denver CO City & Cnty Gen. Oblig. Series 2020 A, 2% 8/1/2035	16,240,000	13,037,397
Denver CO City & Cnty Gen. Oblig. Series 2020 A, 2% 8/1/2036	13,075,000	10,198,890
Regional Trans Dist CO Ctfs Part 5% 6/1/2030	3,000,000	3,225,589
Regional Trans Dist CO Ctfs Part 5% 6/1/2031	1,580,000	1,694,131
		38,841,982
Health Care - 0.6%
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2049 (b)	9,160,000	9,450,247
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2039	3,940,000	3,845,871
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2036	4,000,000	4,199,819
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2044	16,590,000	17,035,380
Colorado Health Facilities Authority (Commonspirit Health Proj.) Series 2019 B 2, 5% tender 8/1/2049 (b)	5,205,000	5,366,573
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2022 A, 5% 5/15/2031	2,500,000	2,774,278
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2022 A, 5% 5/15/2032	2,000,000	2,242,183
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (b)	8,705,000	8,933,202
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022C, 5% tender 5/15/2062 (b)	11,655,000	12,327,136
		66,174,689
Housing - 0.0%
Colorado Hsg Fin Auth (CO Single Family Mortgage Proj.) Series 2019 H, 4.25% 11/1/2049	925,000	930,750
Special Tax - 0.1%
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 4% 12/1/2046 (Assured Guaranty Municipal Corp Insured)	1,805,000	1,705,961
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 4.25% 12/1/2054 (Assured Guaranty Municipal Corp Insured)	1,690,000	1,622,259
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2032 (Assured Guaranty Municipal Corp Insured)	1,050,000	1,143,330
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2033 (Assured Guaranty Municipal Corp Insured)	2,000,000	2,172,854
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2034 (Assured Guaranty Municipal Corp Insured)	1,810,000	1,961,197
Baseline Met Dist No 1 Spl Revcolo Series 2024A, 5% 12/1/2038 (Assured Guaranty Municipal Corp Insured)	1,165,000	1,249,634
		9,855,235
Transportation - 1.0%
Denver CO City & Cnty Arpt 5% 12/1/2031 (e)	15,915,000	16,617,243
Denver CO City & Cnty Arpt 5.5% 11/15/2031 (e)	15,970,000	17,704,728
Denver CO City & Cnty Arpt 5.5% 11/15/2032 (e)	4,390,000	4,929,873
Denver CO City & Cnty Arpt 5.5% 11/15/2033 (e)	4,935,000	5,541,378
Denver CO City & Cnty Arpt 5.75% 11/15/2034 (e)	2,540,000	2,919,284
Denver CO City & Cnty Arpt 5.75% 11/15/2035 (e)	2,360,000	2,702,568
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2027 (e)	1,025,000	1,065,965
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2028 (e)	5,890,000	6,098,744
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2029 (e)	4,855,000	5,026,215
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2030 (e)	3,885,000	4,014,393
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2030 (e)	7,475,000	8,022,239
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2035 (e)	3,350,000	3,457,168
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2026 (e)	15,500,000	15,932,210
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2037 (e)	7,000,000	7,464,181
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2035 (g)	1,940,000	1,294,235
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2037 (g)	2,915,000	1,766,131
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2038 (g)	3,650,000	2,102,113
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2028	2,000,000	2,135,425
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2034	1,135,000	1,236,073
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 4% 7/15/2033	580,000	586,728
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 4% 7/15/2035	1,900,000	1,903,463
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 4% 7/15/2038	700,000	689,695
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 4% 7/15/2039	1,800,000	1,762,961
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 1/15/2030	500,000	531,614
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 1/15/2031	500,000	536,923
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 1/15/2032	700,000	749,949
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 7/15/2030	350,000	374,023
Regional Transn Dist Colo Private Activity Rev (Denver Transit Partners Eagle P3 Proj.) Series 2020 A, 5% 7/15/2031	500,000	536,443
		117,701,965
TOTAL COLORADO		240,273,815
Connecticut - 1.7%
Education - 0.3%
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series K, 4% 7/1/2045	350,000	341,615
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2033	615,000	677,320
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2034	830,000	910,247
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2035	910,000	993,663
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2036	935,000	1,016,746
Connecticut St Health & Edl Facs Auth Revenue (Sacred Heart University, CT Proj.) Series L, 5% 7/1/2037	1,010,000	1,093,317
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2039	4,400,000	3,681,781
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 4% 7/1/2049	3,025,000	2,310,142
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2025	400,000	399,826
Connecticut St Health & Edl Facs Auth Revenue (Univ of Hartford, CT Proj.) Series N, 5% 7/1/2026	575,000	575,747
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (b)	18,305,000	18,149,682
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series S, 5% 7/1/2026	2,200,000	2,258,313
Connecticut State Health & Educational Facilities Authority (Fairfield Univ, CT Proj.) Series S, 5% 7/1/2029	970,000	1,019,158
		33,427,557
General Obligations - 0.6%
Connecticut St Gen. Oblig. 4% 1/15/2039	6,745,000	6,823,533
Connecticut St Gen. Oblig. 4% 6/1/2035	1,000,000	1,031,516
Connecticut St Gen. Oblig. 4% 6/1/2037	950,000	970,798
Connecticut St Gen. Oblig. 5% 6/15/2033	300,000	336,745
Connecticut St Gen. Oblig. 5% 6/15/2036	300,000	332,574
Connecticut St Gen. Oblig. 5% 9/15/2031	600,000	670,084
Connecticut St Gen. Oblig. Series 2016 A, 5% 3/15/2026	2,940,000	3,011,481
Connecticut St Gen. Oblig. Series 2018 E, 5% 9/15/2027	4,050,000	4,269,921
Connecticut St Gen. Oblig. Series 2018 E, 5% 9/15/2029	4,000,000	4,272,352
Connecticut St Gen. Oblig. Series 2018 E, 5% 9/15/2030	4,000,000	4,264,216
Connecticut St Gen. Oblig. Series 2018 E, 5% 9/15/2032	1,300,000	1,381,135
Connecticut St Gen. Oblig. Series 2018 F, 5% 9/15/2027	1,000,000	1,054,302
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2030	2,345,000	2,529,118
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2034	2,635,000	2,816,470
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2035	915,000	976,501
Connecticut St Gen. Oblig. Series 2020 B, 5% 1/15/2026	975,000	995,368
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2034	3,195,000	3,006,649
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2039	3,665,000	3,226,570
Connecticut St Gen. Oblig. Series 2024 A, 5% 1/15/2028	3,000,000	3,179,987
Connecticut St Gen. Oblig. Series 2024 C, 5% 3/1/2028	2,000,000	2,124,615
Connecticut St Gen. Oblig. Series E, 5% 10/15/2029	4,975,000	5,121,327
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2025 (Connecticut St Guaranteed)	1,205,000	1,224,043
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2027 (Connecticut St Guaranteed)	3,115,000	3,281,295
Connecticut St Health & Edl Facs Auth Revenue (Connecticut St Univ Sys Proj.) Series Q 1, 5% 11/1/2028 (Connecticut St Guaranteed)	1,780,000	1,905,955
Connecticut St Series 2024 G, 3% 11/15/2042	2,370,000	2,094,215
Connecticut St Series 2024 G, 3% 11/15/2043	1,480,000	1,286,235
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2027	1,720,000	1,817,095
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2027	2,050,000	2,165,723
University Connecticut (Connecticut St Proj.) Series 2019 A, 5% 11/1/2028	1,260,000	1,353,409
		67,523,232
Health Care - 0.3%
Connecticut St Health & Edl Facs Auth Revenue (Bristol Hospital, CT Proj.) Series 2019A, 5% 7/1/2034 (c)(f)	6,000,000	3,900,000
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2036	1,750,000	1,763,658
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2038	1,580,000	1,580,416
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2030	1,830,000	1,941,671
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2031	2,975,000	3,155,540
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2033	4,925,000	5,233,249
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2034	2,050,000	2,180,481
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2035	3,200,000	3,392,586
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) Series 2020 A, 5% 7/1/2029	1,000,000	1,068,810
Connecticut St Health & Edl Facs Auth Revenue (Hartford Healthcare Proj.) 5% tender 7/1/2053 (b)	2,555,000	2,618,927
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2029	820,000	874,077
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2032	3,915,000	4,264,675
Connecticut St Health & Edl Facs Auth Revenue (Stamford Hospital, CT Proj.) 5% 7/1/2033	3,270,000	3,529,295
		35,503,385
Housing - 0.1%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2021D SUB D1, 3% 5/15/2051	17,100,000	16,655,159
Special Tax - 0.4%
Connecticut St Gen. Oblig. 4% 1/15/2036	6,860,000	7,083,796
Connecticut St Spl Tax Oblig 5% 7/1/2032	1,500,000	1,690,500
Connecticut St Spl Tax Oblig 5% 7/1/2032	2,000,000	2,254,000
Connecticut St Spl Tax Oblig 5% 7/1/2033	1,000,000	1,137,264
Connecticut St Spl Tax Oblig 5% 7/1/2033	2,065,000	2,348,451
Connecticut St Spl Tax Oblig 5% 7/1/2034	1,500,000	1,688,749
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2029	3,675,000	3,975,432
Connecticut St Spl Tax Oblig Series 2021 A, 5% 5/1/2035	2,200,000	2,413,745
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2036	10,865,000	12,403,459
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2038	2,340,000	2,652,755
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2039	8,370,000	9,428,689
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2040	4,000,000	4,480,932
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2028	2,495,000	2,569,072
		54,126,844
TOTAL CONNECTICUT		207,236,177
Delaware - 0.1%
Electric Utilities - 0.1%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 1.05% tender 1/1/2031 (b)	4,110,000	4,040,071
Special Tax - 0.0%
Delaware Trans Auth Tran Sys Rev Series 2020, 5% 7/1/2032	2,150,000	2,369,886
TOTAL DELAWARE		6,409,957
Delaware,New Jersey - 0.0%
Transportation - 0.0%
Delaware River & Bay Auth Series 2021, 4% 1/1/2039	1,350,000	1,360,988
Delaware River & Bay Auth Series 2021, 4% 1/1/2040	1,200,000	1,206,521
Delaware River & Bay Auth Series 2021, 4% 1/1/2041	700,000	703,390
Delaware River & Bay Auth Series 2021, 4% 1/1/2042	365,000	365,918
Delaware River & Bay Auth Series 2021, 5% 1/1/2027	730,000	759,188
Delaware River & Bay Auth Series 2021, 5% 1/1/2031	150,000	166,225
Delaware River & Bay Auth Series 2021, 5% 1/1/2036	510,000	564,429
		5,126,659
TOTAL DELAWARE,NEW JERSEY		5,126,659
District Of Columbia - 1.3%
General Obligations - 0.1%
District Columbia Gen. Oblig. Series 2021 D, 4% 2/1/2036	2,500,000	2,569,784
District Columbia Gen. Oblig. Series 2021 D, 4% 2/1/2037	2,500,000	2,563,237
District Columbia Gen. Oblig. Series 2021 E, 4% 2/1/2037	3,240,000	3,321,955
District Columbia Gen. Oblig. Series 2023A, 5% 1/1/2039	4,000,000	4,422,407
District Columbia Gen. Oblig. Series 2023A, 5% 1/1/2040	1,330,000	1,464,170
		14,341,553
Special Tax - 0.2%
District Columbia Income Tax Rev Series 2022A, 5% 7/1/2040	3,555,000	3,894,065
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2034	7,990,000	8,293,790
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2033	1,305,000	1,482,505
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2034	2,450,000	2,766,083
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2035	2,000,000	2,245,580
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2037	1,400,000	1,559,382
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2038	1,100,000	1,218,859
Washington Metropolitan Area Transit Authority Series 2023 A, 5% 7/15/2039	1,655,000	1,820,088
		23,280,352
Transportation - 0.9%
Metropolitan Wash DC Arpts Ath 5% 10/1/2031 (e)	2,335,000	2,401,774
Metropolitan Wash DC Arpts Ath 5% 10/1/2034 (e)	1,940,000	1,985,347
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2028 (e)	3,885,000	4,076,197
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2029 (e)	4,030,000	4,204,377
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2030 (e)	3,165,000	3,294,998
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2031 (e)	4,540,000	4,721,906
Metropolitan Wash DC Arpts Ath Series 2019A, 5% 10/1/2025 (e)	1,530,000	1,545,850
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2037 (e)	1,680,000	1,658,264
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2038 (e)	1,865,000	1,827,487
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2040 (e)	3,250,000	3,157,215
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2030 (e)	7,470,000	8,003,506
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2031 (e)	12,695,000	13,679,577
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2032 (e)	18,670,000	19,957,358
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2033 (e)	19,170,000	20,433,132
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2034 (e)	4,480,000	4,758,873
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2035 (e)	3,985,000	4,219,200
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2036 (e)	3,175,000	3,352,236
Metropolitan Wash DC Arpts Ath Series 2022 A, 5% 10/1/2031 (e)	2,680,000	2,887,851
Metropolitan Wash DC Arpts Ath Series 2022 A, 5% 10/1/2032 (e)	1,250,000	1,351,553
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 4% 10/1/2035	1,185,000	1,179,086
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 4% 10/1/2036	1,760,000	1,737,870
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 4% 10/1/2037	1,770,000	1,736,740
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 4% 10/1/2038	735,000	718,704
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 5% 10/1/2033	1,250,000	1,310,634
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Municipal Corp Insured)	1,000,000	749,886
		114,949,621
Water & Sewer - 0.1%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2022E, 3% tender 10/1/2057 (b)	9,535,000	9,507,018
TOTAL DISTRICT OF COLUMBIA		162,078,544
Florida - 6.6%
Education - 0.1%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2031	2,000,000	2,098,321
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2034	1,250,000	1,295,931
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2035	500,000	516,382
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2028	1,060,000	1,097,604
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2030	1,500,000	1,560,335
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2031	1,750,000	1,815,921
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2032	1,305,000	1,349,630
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2029	1,635,000	1,500,894
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2030	1,715,000	1,543,705
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2031	1,805,000	1,593,695
Florida Higher Edl Facs Fing Auth Rev (St Leo University Proj.) Series 2019, 5% 3/1/2032	1,890,000	1,634,684
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 4% 10/15/2035	400,000	404,758
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 4% 10/15/2036	375,000	378,050
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 4% 10/15/2038	750,000	750,498
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 4% 10/15/2039	1,000,000	994,311
Volusia Cnty FL Edl Fac Ath Rv (Embry Riddle Aeronaut Univ, FL Proj.) 5% 10/15/2044	1,365,000	1,413,315
		19,948,034
Electric Utilities - 0.2%
Florida St Mun Pwr Agy Rev 5% 10/1/2030	1,775,000	1,818,770
Florida St Mun Pwr Agy Rev 5% 10/1/2031	1,940,000	1,986,183
Florida St Mun Pwr Agy Rev Series 2015B, 5% 10/1/2027	1,455,000	1,471,811
Jacksonville FL Elec Auth Sys Rev Series 2017 B, 5% 10/1/2026	6,680,000	6,885,378
Jacksonville FL Elec Auth Sys Rev Series 2020 A, 4% 10/1/2035	5,000,000	5,094,809
Jacksonville FL Elec Auth Sys Rev Series 2020 A, 5% 10/1/2030	5,055,000	5,510,863
Jacksonville FL Elec Auth Sys Rev Series 2020 A, 5% 10/1/2031	2,625,000	2,858,987
Jacksonville FL Elec Auth Sys Rev Series 2020 A, 5% 10/1/2032	4,385,000	4,774,292
Orlando Fla Utils Commn Util Sys Rev 5% 10/1/2025	875,000	887,502
		31,288,595
Escrowed/Pre-Refunded - 0.1%
Greater Orlando Aviation Auth 5% 10/1/2028 (Pre-refunded to 10/1/2027 at 100) (e)	3,380,000	3,504,462
Orange Cnty FL Sch Brd Ctf Par Series 2015C, 5% 8/1/2029 (Pre-refunded to 8/1/2025 at 100)	6,800,000	6,872,485
Tampa Fla Wtr & Wastewtr Sys Series 2001 A, 6% 10/1/2029 (Escrowed to Maturity)	2,430,000	2,705,663
		13,082,610
General Obligations - 3.0%
Alachua Cnty Fla Sch Brd Ctfs Partn (Alachua Cnty FL Sch Dist Proj.) 5% 7/1/2027 (Assured Guaranty Municipal Corp Insured)	4,285,000	4,482,328
Alachua Cnty Fla Sch Brd Ctfs Partn (Alachua Cnty FL Sch Dist Proj.) 5% 7/1/2028 (Assured Guaranty Municipal Corp Insured)	7,045,000	7,492,830
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015A, 5% 7/1/2026	11,170,000	11,256,633
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015A, 5% 7/1/2027	8,900,000	8,979,551
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015A, 5% 7/1/2028	3,885,000	3,918,958
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015B, 5% 7/1/2025	2,100,000	2,118,974
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015B, 5% 7/1/2026	11,335,000	11,422,913
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015B, 5% 7/1/2027	7,670,000	7,739,315
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2015B, 5% 7/1/2028	13,120,000	13,234,679
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series 2020A, 5% 7/1/2031	3,000,000	3,293,703
Broward Cnty FL Sch Brd Ctfs Part (Broward County FL School District Proj.) Series A, 5% 7/1/2032	2,430,000	2,480,206
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2015B, 5% 7/1/2027	4,260,000	4,295,134
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2015B, 5% 7/1/2028	970,000	977,856
Duval Cnty FL Sch Brd Ctfs Part (Duval Cnty FL Sch Dist Proj.) Series 2015B, 5% 7/1/2030	6,440,000	6,490,255
Florida St Dept Mgmt Svcs Ctfs Partn (Florida St Proj.) Series 2018 A, 5% 11/1/2029	6,245,000	6,784,466
Hillsborough Cnty FL Sch Brd 5% 7/1/2029	6,955,000	7,476,622
Indian River Cnty FL Sch Brd Ctfs Partn (Indian River CO FL Sch Dist Proj.) 5% 7/1/2025	1,940,000	1,957,240
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015A, 5% 5/1/2027 (Assured Guaranty Municipal Corp Insured)	4,100,000	4,122,776
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015B, 5% 5/1/2028	13,295,000	13,365,771
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015D, 5% 2/1/2029	6,435,000	6,544,550
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015D, 5% 2/1/2030	6,310,000	6,415,404
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2016A, 5% 5/1/2031	19,200,000	19,558,237
Miami-Dade Cnty FL Spl Oblig (Miami-Dade Cnty Fla Proj.) Series 2021 A, 4% 4/1/2044	8,990,000	8,775,313
Miami-Dade Cnty FL Spl Oblig (Miami-Dade Cnty Fla Proj.) Series 2021 A, 4% 4/1/2046	9,860,000	9,610,676
Miami-Dade Cnty Fla Gen. Oblig. 5% 7/1/2031	11,690,000	12,815,863
Miami-Dade Cnty Fla Seaport Rev (Miami-Dade Cnty Fla Proj.) Series SUB 2021 B2, 4% 10/1/2038	3,000,000	3,046,678
Orange Cnty FL Sch Brd Ctf Par (Orange Cnty FL Sch Dist Proj.) Series 2024A, 5% 8/1/2034	35,000,000	39,426,013
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) 5% 8/1/2025	3,110,000	3,144,549
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2015 D, 5% 8/1/2026	23,370,000	23,623,347
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2015 D, 5% 8/1/2027	10,595,000	10,688,073
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2015B, 5% 8/1/2025	1,580,000	1,597,552
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2015B, 5% 8/1/2026	10,160,000	10,270,142
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2015B, 5% 8/1/2027	8,045,000	8,115,672
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2015B, 5% 8/1/2028	5,325,000	5,370,552
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2017A, 5% 8/1/2026	21,905,000	22,570,038
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2018 A, 5% 8/1/2026	1,880,000	1,937,077
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2021 A, 5% 8/1/2038	3,720,000	4,048,714
Palm Beach Cnty FL Sch Brd (Palm Beach Cnty FL Sch Dist Proj.) Series 2021 A, 5% 8/1/2039	7,440,000	8,057,179
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) 5% 8/1/2033 (Assured Guaranty Municipal Corp Insured)	3,000,000	3,274,412
Pasco Cnty FL Sch Brd Cert of Part (Pasco Cnty FL Sch Dist Proj.) 5% 8/1/2034 (Assured Guaranty Municipal Corp Insured)	2,250,000	2,448,828
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2032	2,175,000	2,414,951
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2034	2,400,000	2,647,631
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2038	2,905,000	3,140,471
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2039	3,060,000	3,294,601
Pasco Cnty Fla Gen. Oblig. Series 2021 B, 5% 10/1/2040	3,215,000	3,443,952
South Fla Wtr Mgmt Dist Ctfs Partn 5% 10/1/2030	3,885,000	3,968,114
		352,138,799
Health Care - 0.9%
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2030	2,690,000	2,900,465
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2032	620,000	682,687
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2037	985,000	1,080,769
Brevard Cnty FL Health Fac (Health First Inc Proj.) Series 2023 A, 5% 4/1/2039	1,670,000	1,814,013
City of Tampa FL (H Lee Moffitt Cancer Ctr Proj.) 4% 7/1/2045	8,220,000	7,782,367
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2040 (Assured Guaranty Municipal Corp Insured)	600,000	655,504
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2041 (Assured Guaranty Municipal Corp Insured)	750,000	815,043
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2042 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,081,028
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2043 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,075,366
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, FL Proj.) Series 2024 A, 5% 10/1/2044 (Assured Guaranty Municipal Corp Insured)	1,150,000	1,232,051
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 1, 5% tender 10/1/2054 (Assured Guaranty Municipal Corp Insured) (b)	1,865,000	1,985,064
Collier Cnty FL Indl Dev Auth Health Care Facs Rev (Naples Community Hosp Inc, Fl Proj.) Series 2024 B 2, 5% tender 10/1/2054 (Assured Guaranty Municipal Corp Insured) (b)	2,340,000	2,519,353
Escambia Cnty FL Hlth Fac Rev (Baptist Health Care Pensacola Proj.) Series 2020 A, 4% 8/15/2045	4,570,000	4,151,115
Florida Development Finance Corp (Tampa General Hospital, Fl Proj.) Series 2024 B, 5% tender 8/1/2056 (b)	17,180,000	18,390,872
Lakeland FL Hosp Sys Rev (Lakeland FL Hosp Sys Rev Proj.) Series 2024, 5% 11/15/2036	7,565,000	8,461,779
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2033	1,650,000	1,738,386
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2034	3,250,000	3,416,883
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2035	6,325,000	6,636,353
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2037	2,190,000	2,286,397
Lee County Industrial Development Authority/FL (Lee Mem Health Sys FL Hosp Rev Proj.) 5% 4/1/2039	1,500,000	1,554,690
Lee County Industrial Development Authority/FL (Lee Mem Health Sys Fl Hosp Rev Proj.) 5% tender 4/1/2033 (b)	11,585,000	11,707,280
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2032	1,605,000	1,788,564
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2033	750,000	842,500
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2034	1,000,000	1,118,755
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2035	1,000,000	1,113,439
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) 5% 10/1/2036	600,000	665,846
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2015C, 5% 5/15/2025	1,805,000	1,807,716
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2015C, 5% 5/15/2030	1,670,000	1,672,785
South Broward Hosp Dist FL Rev Series 2021 A, 2.5% 5/1/2047	3,000,000	2,095,296
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2025	3,980,000	4,015,278
		97,087,644
Other - 0.0%
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2029	715,000	725,768
Pinellas Cnty Fla Indl Dev Auth Indl Dev Rev (Patel Foundation For Global Understanding Proj.) Series 2019, 5% 7/1/2039	1,000,000	1,005,747
		1,731,515
Resource Recovery - 0.0%
Hillsborough Cnty FL Sldwst Rec Series A, 5% 9/1/2025 (e)	2,150,000	2,169,925
Hillsborough Cnty FL Sldwst Rec Series A, 5% 9/1/2026 (e)	2,200,000	2,250,259
		4,420,184
Special Tax - 0.4%
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2025	1,115,000	1,130,102
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2031	2,445,000	2,632,485
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2034	5,390,000	5,779,652
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2036	3,000,000	3,206,553
Clay Cnty Fla Sales Surtax Rev 5% 10/1/2037	6,135,000	6,553,021
County of Broward FL Tourist Development Tax Revenue Series 2021, 4% 9/1/2041	2,700,000	2,710,478
Manatee Cnty FL Sch Dist Sales Tax Rev Series 2017, 5% 10/1/2025 (Assured Guaranty Municipal Corp Insured)	1,940,000	1,967,718
Miami-Dade Cnty FL Spl Oblig 5% 10/1/2028	5,385,000	5,548,265
Miami-Dade Cnty FL Spl Oblig 5% 10/1/2029	3,985,000	4,104,448
Miami-Dade Cnty FL Spl Oblig 5% 10/1/2030	7,215,000	7,425,063
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev 3.75% 5/1/2029 (f)	1,000,000	995,126
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev 4.55% 5/1/2044 (f)	1,100,000	1,089,718
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev 4.8% 5/1/2055 (f)	2,250,000	2,224,994
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev Series 2023, 4.25% 5/1/2028 (f)	700,000	706,254
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev Series 2023, 4.375% 5/1/2033 (f)	1,000,000	1,020,799
Village Cmnty Dev Dist No 15 Fla Spl Assmt Rev Series 2023, 4.85% 5/1/2038 (f)	1,000,000	1,032,413
		48,127,089
Transportation - 1.9%
Broward Cnty FL Arpt Sys Rev 5% 10/1/2029 (e)	4,090,000	4,124,082
Broward Cnty FL Arpt Sys Rev 5% 10/1/2031 (e)	2,915,000	2,935,641
Broward Cnty FL Arpt Sys Rev 5% 10/1/2032 (e)	3,885,000	3,911,380
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2030 (e)	2,050,000	2,110,154
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2031 (e)	3,100,000	3,188,650
Broward Cnty FL Arpt Sys Rev Series 2017, 5% 10/1/2035 (e)	1,000,000	1,023,185
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2039 (e)	1,750,000	1,804,991
Broward Cnty FL Arpt Sys Rev Series 2019 B, 5% 10/1/2028 (e)	6,000,000	6,295,285
Broward Cnty FL Arpt Sys Rev Series 2019 B, 5% 10/1/2029 (e)	5,000,000	5,302,732
Broward Cnty FL Prt Facs Rev Series 2019 A, 5% 9/1/2032	1,055,000	1,128,753
Broward Cnty FL Prt Facs Rev Series 2019 B, 4% 9/1/2037 (e)	1,970,000	1,928,438
Broward Cnty FL Prt Facs Rev Series 2019 B, 5% 9/1/2028 (e)	710,000	742,504
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5% 7/1/2035 (e)	2,915,000	2,937,966
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5% 7/1/2041 (e)	7,320,000	7,144,608
Florida Dev Fin Corp Rev (Brightline FL Proj.) Series 2024, 5% 7/1/2044 (Assured Guaranty Municipal Corp Insured) (e)	7,285,000	7,483,881
Florida St Dept Transn Tpk Rev Series 2021C, 3% 7/1/2035	4,020,000	3,696,614
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2027	3,495,000	3,527,058
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2028	5,000,000	5,045,542
Florida St Mid Bay Bridge Auth Series A, 5% 10/1/2029	2,645,000	2,668,576
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2031 (e)	4,225,000	4,463,761
Greater Orlando Aviation Auth Series 2019 A, 5% 10/1/2044 (e)	14,200,000	14,569,135
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2035 (e)	3,125,000	3,396,953
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2036 (e)	4,000,000	4,338,416
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2037 (e)	4,000,000	4,319,656
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2038 (e)	7,680,000	8,260,046
Greater Orlando Aviation Auth Series 2024, 5% 10/1/2039 (e)	8,050,000	8,613,250
Greater Orlando Aviation Auth Series 2024, 5.25% 10/1/2040 (e)	6,585,000	7,210,150
Greater Orlando Aviation Auth Series 2024, 5.25% 10/1/2041 (e)	18,340,000	19,991,180
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2034 (e)	5,055,000	5,515,136
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2035 (e)	4,215,000	4,581,811
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2036 (e)	3,975,000	4,311,301
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2037 (e)	4,445,000	4,800,217
Hillsborough Cnty FL Aviation (Tampa International Airport Proj.) Series 2024 B, 5% 10/1/2038 (e)	4,880,000	5,248,571
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2036	2,000,000	2,020,871
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2038	2,250,000	2,241,992
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2030	2,430,000	2,484,424
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2031	970,000	991,255
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2032	2,150,000	2,348,094
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2033	3,325,000	3,616,800
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev 5% 7/1/2040	7,965,000	7,993,262
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2031	1,455,000	1,483,570
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2032	3,865,000	3,935,804
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2033	3,205,000	3,264,650
Miami-Dade Cnty Fla Expwy Auth Toll Sys Rev Series 2016 A, 5% 7/1/2034	970,000	987,203
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) 5% 7/1/2035	5,000,000	5,329,347
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 4% 7/1/2038 (Assured Guaranty Municipal Corp Insured)	4,000,000	4,074,272
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	4,140,000	4,261,987
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2028 (g)	490,000	424,019
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2029 (g)	700,000	582,063
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2035 (e)	3,650,000	3,964,559
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5% 10/1/2036 (e)	3,105,000	3,359,856
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5.25% 10/1/2039 (e)	2,225,000	2,436,184
Palm Beach Cnty FL Arpt Sys Series 2024 B, 5.25% 10/1/2040 (e)	1,460,000	1,591,239
		224,011,074
Water & Sewer - 0.0%
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	5,000,000	4,583,899
TOTAL FLORIDA		796,419,443
Georgia - 4.0%
Education - 0.1%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 5% 6/15/2044	2,365,000	2,458,832
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 5% 9/1/2034	3,500,000	3,836,484
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2039	955,000	951,696
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 4% 4/1/2041	1,500,000	1,480,514
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2032	800,000	875,021
Private Colgs & Unvs Ath GA Rv (Savannah College of Art & Design Inc Proj.) Series 2021, 5% 4/1/2034	2,420,000	2,632,117
		12,234,664
Electric Utilities - 0.9%
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2009, 3.95% tender 12/1/2032 (b)	19,870,000	20,261,080
Bartow Cnty GA Dev Auth Pollution Cont Rev (Georgia Power Co Proj.) Series FIRST 2013, 2.875% tender 8/1/2043 (b)	11,435,000	11,389,986
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2008 SECOND, 3.375% tender 11/1/2048 (b)	5,685,000	5,685,966
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 2.875% tender 12/1/2049 (b)	3,575,000	3,548,178
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2046 (Assured Guaranty Municipal Corp Insured)	1,710,000	1,660,580
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2046 (Assured Guaranty Municipal Corp Insured)	1,100,000	1,068,210
Georgia Mun Elec Auth Pwr Rev 4% 1/1/2051	630,000	564,566
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2027	990,000	1,025,466
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2028	520,000	547,448
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2029	1,140,000	1,216,908
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2031	700,000	741,661
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2032	515,000	544,976
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2033	1,200,000	1,267,950
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2056	1,635,000	1,672,602
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2056	560,000	565,142
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2056	820,000	842,552
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2062 (Assured Guaranty Municipal Corp Insured)	3,345,000	3,430,961
Georgia Mun Elec Auth Pwr Rev 5% 1/1/2063	1,485,000	1,498,635
Georgia Mun Elec Auth Pwr Rev 5% 11/1/2027	600,000	630,403
Georgia Mun Elec Auth Pwr Rev 5% 11/1/2028	820,000	874,116
Georgia Mun Elec Auth Pwr Rev 5% 11/1/2029	935,000	1,009,631
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2033 (Assured Guaranty Municipal Corp Insured)	360,000	402,253
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2034 (Assured Guaranty Municipal Corp Insured)	365,000	406,286
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2034 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,107,938
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2035 (Assured Guaranty Municipal Corp Insured)	310,000	343,715
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2035 (Assured Guaranty Municipal Corp Insured)	845,000	932,548
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2036 (Assured Guaranty Municipal Corp Insured)	450,000	497,257
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2036 (Assured Guaranty Municipal Corp Insured)	650,000	714,927
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2037 (Assured Guaranty Municipal Corp Insured)	495,000	543,632
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2038 (Assured Guaranty Municipal Corp Insured)	435,000	476,012
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2038 (Assured Guaranty Municipal Corp Insured)	1,230,000	1,343,289
Georgia Mun Elec Auth Pwr Rev 5% 7/1/2039 (Assured Guaranty Municipal Corp Insured)	500,000	544,270
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2031	1,000,000	1,094,368
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2032	1,150,000	1,253,018
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2033	1,000,000	1,087,243
Georgia Mun Elec Auth Pwr Rev Series 2020 A, 5% 1/1/2035	2,000,000	2,161,538
Georgia Mun Elec Auth Pwr Rev Series 2020A, 4% 1/1/2034	1,870,000	1,885,553
Georgia Mun Elec Auth Pwr Rev Series 2020A, 5% 1/1/2031	1,250,000	1,367,960
Georgia Mun Elec Auth Pwr Rev Series 2020A, 5% 1/1/2032	1,000,000	1,089,581
Georgia Mun Elec Auth Pwr Rev Series 2022 A, 5% 7/1/2037 (Assured Guaranty Municipal Corp Insured)	2,845,000	3,109,262
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2035	3,655,000	4,091,374
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2037	2,535,000	2,816,586
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2042	1,150,000	1,238,918
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2043	1,050,000	1,126,782
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2038 (Build America Mutual Assurance Co Insured)	1,125,000	1,266,046
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2044 (Build America Mutual Assurance Co Insured)	1,250,000	1,369,481
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5.25% 1/1/2049	2,305,000	2,484,167
Georgia Mun Elec Auth Pwr Rev Series GG, 5% 1/1/2025	1,215,000	1,215,047
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2013, 3.875% tender 4/1/2043 (b)	3,500,000	3,522,460
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FIRST 2012, 3.875% tender 6/1/2042 (b)	2,785,000	2,802,872
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2009, 3.75% tender 10/1/2048 (b)	2,150,000	2,163,797
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series SECOND 2006, 3.875% tender 12/1/2041 (b)	3,500,000	3,522,460
		108,027,657
General Obligations - 2.3%
Atlanta GA Gen. Oblig. 5% 12/1/2034	2,250,000	2,539,538
Georgia St Gen. Oblig. Series 2020 A, 4% 8/1/2034	8,545,000	8,963,370
Georgia St Gen. Oblig. Series 2020 A, 4% 8/1/2035	11,000,000	11,505,027
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (b)	8,420,000	8,457,382
Main Street Natural Gas Inc 4% tender 7/1/2052 (Royal Bank of Canada Guaranteed) (b)	49,740,000	50,093,269
Main Street Natural Gas Inc 5% tender 12/1/2054 (Royal Bank of Canada Guaranteed) (b)	16,235,000	17,275,100
Main Street Natural Gas Inc Series 2022A, 4% 12/1/2029 (Citigroup Inc Guaranteed)	3,515,000	3,526,895
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (b)	28,790,000	28,909,288
Main Street Natural Gas Inc Series 2022B, 5% tender 12/1/2052 (Citigroup Inc Guaranteed) (b)	34,655,000	36,085,406
Main Street Natural Gas Inc Series 2023B, 5% tender 7/1/2053 (Royal Bank of Canada Guaranteed) (b)	14,245,000	14,988,197
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (b)	17,055,000	17,979,691
Main Street Natural Gas Inc Series 2023D, 5% tender 5/1/2054 (Citigroup Inc Guaranteed) (b)	28,360,000	29,737,275
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	23,555,000	24,969,419
Main Street Natural Gas Inc Series 2024C, 5% tender 12/1/2054 (Citibank NA Guaranteed), (Citigroup Inc Guaranteed) (b)	9,100,000	9,617,340
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto-Dominion Bank/The Guaranteed) (b)	8,825,000	9,372,601
		274,019,798
Health Care - 0.4%
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 5% 7/1/2027	1,500,000	1,572,352
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 5% 7/1/2038	2,000,000	2,115,552
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 5% 7/1/2039	1,250,000	1,317,322
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	12,665,000	12,893,914
Columbus GA Med Ctr Hosp Auth (Piedmont Hosp Og Proj.) 5% tender 7/1/2054 (b)	10,100,000	10,651,896
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2026	1,000,000	1,028,576
DeKalb GA Priv Hsp Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 B, 5% 7/1/2028	2,000,000	2,133,221
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2027	3,035,000	3,181,393
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2036	1,300,000	1,381,336
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2037	1,600,000	1,696,508
Fulton Cnty GA Dev Auth Rev (Childrens Healthcare of Atlanta Proj.) Series 2019 C, 5% 7/1/2039	1,250,000	1,317,321
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 4% 2/15/2037	1,080,000	1,083,428
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2024, 5% 10/15/2034	5,000,000	5,610,088
Glynn Brunswick Mem Hosp Auth GA Rev (Southeast GA Health System Proj.) Series 2020, 4% 8/1/2038	2,000,000	1,841,016
		47,823,923
Housing - 0.0%
Georgia Hsg & Fin Auth Rev (GA Single Family Mortgage Proj.) Series 2020 A, 3.05% 12/1/2040	1,000,000	836,508
Transportation - 0.3%
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2037 (e)	3,750,000	4,021,710
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2038 (e)	2,750,000	2,938,095
Atlanta GA Arpt Passenger Fac Charge Rev Series 2023 E, 5% 7/1/2040 (e)	1,565,000	1,655,981
Atlanta GA Arpt Rev Series 2020A, 5% 7/1/2026	4,290,000	4,416,407
Atlanta GA Arpt Rev Series 2021 C, 4% 7/1/2038 (e)	745,000	731,203
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2025 (e)	710,000	714,596
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2032 (e)	1,750,000	1,875,175
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2033 (e)	1,050,000	1,122,163
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2034 (e)	750,000	798,992
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2035 (e)	1,000,000	1,062,441
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2036 (e)	1,050,000	1,113,645
Atlanta GA Arpt Rev Series 2021 C, 5% 7/1/2037 (e)	1,115,000	1,179,135
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2034 (e)	625,000	681,521
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2035 (e)	795,000	863,679
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2036 (e)	1,700,000	1,842,506
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2037 (e)	3,455,000	3,729,648
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2038 (e)	3,915,000	4,208,716
Atlanta GA Arpt Rev Series 2024B, 5% 7/1/2039 (e)	4,115,000	4,397,128
		37,352,741
Water & Sewer - 0.0%
Atlanta GA Wtr & Wastewtr Rev 5% 11/1/2027	970,000	975,871
TOTAL GEORGIA		481,271,162
Hawaii - 0.6%
Education - 0.0%
University Hawaii Rev Series 2020B, 5% 10/1/2030	4,280,000	4,729,864
General Obligations - 0.4%
Hawaii St Gen. Oblig. 5% 1/1/2030	5,140,000	5,519,407
Hawaii St Gen. Oblig. 5% 1/1/2031	1,250,000	1,342,736
Hawaii St Gen. Oblig. 5% 1/1/2035	5,000,000	5,332,094
Honolulu HI City & Cnty Gen. Oblig. 5% 9/1/2026	3,110,000	3,217,066
Honolulu HI City & Cnty Gen. Oblig. Series 2019 A, 5% 9/1/2030	6,500,000	6,934,633
Honolulu HI City & Cnty Gen. Oblig. Series 2019D, 5% 8/1/2026	4,500,000	4,646,947
Honolulu HI City & Cnty Gen. Oblig. Series 2020 C, 4% 7/1/2034	850,000	877,310
Honolulu HI City & Cnty Gen. Oblig. Series 2020 C, 4% 7/1/2037	750,000	763,247
Honolulu HI City & Cnty Gen. Oblig. Series 2020 C, 4% 7/1/2039	1,200,000	1,212,439
Honolulu HI City & Cnty Gen. Oblig. Series 2020 C, 4% 7/1/2040	1,250,000	1,257,307
Honolulu HI City & Cnty Gen. Oblig. Series 2020F, 5% 7/1/2033	1,955,000	2,145,297
Honolulu HI City & Cnty Gen. Oblig. Series 2020F, 5% 7/1/2034	860,000	938,826
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2025	2,620,000	2,663,930
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2026	700,000	726,613
Honolulu HI City & Cnty Gen. Oblig. Series 2022 A, 5% 11/1/2028	4,210,000	4,530,600
		42,108,452
Transportation - 0.1%
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2036 (e)	925,000	917,116
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2037 (e)	1,385,000	1,368,047
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2038 (e)	1,400,000	1,374,074
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2039 (e)	1,500,000	1,464,432
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2040 (e)	535,000	519,925
Hawaii St Arpts Sys Rev Series 2020 A, 5% 7/1/2033 (e)	6,795,000	7,162,855
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2033 (e)	1,000,000	1,001,588
Hawaii St Hbr Sys Rev Series 2020 A, 4% 7/1/2035 (e)	280,000	276,836
		14,084,873
Water & Sewer - 0.1%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2034 (h)	2,125,000	2,402,844
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2035 (h)	1,125,000	1,278,271
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2025A, 5% 7/1/2038 (h)	3,245,000	3,648,765
		7,329,880
TOTAL HAWAII		68,253,069
Idaho - 0.1%
Housing - 0.0%
Idaho Hsg & Fin Assn (ID Single Family Hsg 7/1/19 Proj.) Series 2019 A, 4% 1/1/2050	485,000	485,642
Transportation - 0.1%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2017A, 5% 7/15/2025	1,260,000	1,272,707
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2017A, 5% 7/15/2027	3,140,000	3,297,846
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2036	2,250,000	2,274,250
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2037	750,000	756,019
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2038	1,750,000	1,756,586
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2039	1,500,000	1,495,805
		10,853,213
TOTAL IDAHO		11,338,855
Illinois - 9.5%
Education - 0.6%
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 4% 9/1/2035	1,000,000	899,086
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2029	650,000	657,283
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2031	500,000	502,706
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2032	1,000,000	1,002,524
Illinois Fin Auth Rev (Illinois Institute of Tech, IL Proj.) Series 2019, 5% 9/1/2034	1,100,000	1,093,535
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2047	750,000	752,519
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series C, 5% 8/1/2049	845,000	846,425
Illinois Finance Authority Rev (Lake Forest College Proj.) Series 2022A, 5.5% 10/1/2047	1,680,000	1,731,280
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2035	625,000	698,813
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2036	400,000	445,637
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2038	465,000	514,259
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) 5% 5/15/2040	2,500,000	2,733,816
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2031	7,100,000	7,875,024
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2032	7,860,000	8,821,347
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2033	3,045,000	3,452,161
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2034	13,000,000	14,847,408
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5.25% 4/1/2041	625,000	696,691
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5.25% 4/1/2042	700,000	778,488
University of Illinois (University of Illinois Proj.) Series 2024A, 5.25% 4/1/2041	4,300,000	4,793,232
University of Illinois (University of Illinois Proj.) Series 2024A, 5.25% 4/1/2042	5,275,000	5,857,776
University of Illinois (University of Illinois Proj.) Series 2024A, 5.25% 4/1/2043	5,130,000	5,661,595
University of Illinois (University of Illinois Proj.) Series 2024A, 5.25% 4/1/2044	1,845,000	2,025,301
University of Illinois Series 2025 A, 5% 4/1/2035 (h)	3,600,000	4,103,553
		70,790,459
Electric Utilities - 0.1%
Illinois Mun Elec Agy Pwr Supp 5% 2/1/2028	9,710,000	9,788,040
Illinois Mun Elec Agy Pwr Supp Series 2015A, 5% 2/1/2031	3,465,000	3,487,281
		13,275,321
Escrowed/Pre-Refunded - 0.1%
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029 (Pre-refunded to 2/1/2027 at 100)	255,000	264,988
Illinois Fin Auth Rev 5% 7/1/2030 (Pre-refunded to 7/1/2026 at 100)	2,545,000	2,617,809
Illinois Fin Auth Rev 5% 7/1/2036 (Pre-refunded to 7/1/2026 at 100)	5,715,000	5,878,500
Illinois Fin Auth Rev Series 2016 A, 5% 8/15/2033 (Pre-refunded to 8/15/2026 at 100)	3,205,000	3,291,410
Illinois Fin Auth Rev Series 2016 C, 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	35,000	35,538
Illinois Finance Authority Rev 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	150,000	152,307
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Escrowed to Maturity) (g)	815,000	768,552
		13,009,104
General Obligations - 3.8%
Champaign County Community Unit School District No 4 Champaign 0% 1/1/2026 (g)	800,000	769,512
Champaign County Community Unit School District No 4 Champaign 0% 1/1/2028 (g)	575,000	510,797
Chicago IL Brd Ed 5% 12/1/2026	905,000	917,279
Chicago IL Brd Ed 5% 12/1/2026	4,625,000	4,687,753
Chicago IL Brd Ed 6.5% 12/1/2046	700,000	718,664
Chicago IL Brd Ed 7% 12/1/2046 (f)	2,400,000	2,544,587
Chicago IL Brd Ed Series 2017 H, 5% 12/1/2046	3,275,000	3,204,657
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2027	6,280,000	6,423,131
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2033	700,000	710,217
Chicago IL Brd Ed Series 2018 A, 5% 12/1/2034	1,400,000	1,417,725
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2028	6,520,000	6,695,805
Chicago IL Brd Ed Series 2019 A, 5% 12/1/2030	1,335,000	1,370,825
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2028	510,000	523,752
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2029	930,000	958,592
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2030	900,000	924,152
Chicago IL Brd Ed Series 2019 B, 5% 12/1/2032	1,250,000	1,277,497
Chicago IL Brd Ed Series 2021B, 5% 12/1/2031	3,250,000	3,349,379
Chicago IL Brd Ed Series 2022 A, 5% 12/1/2047	11,070,000	10,799,894
Chicago IL Brd Ed Series D, 5% 12/1/2027	2,500,000	2,550,771
Chicago IL Gen. Oblig. 4% 1/1/2035	8,000,000	7,838,500
Chicago IL Gen. Oblig. 5% 1/1/2034	7,000,000	7,347,521
Chicago IL Gen. Oblig. 5% 1/1/2035	2,460,000	2,576,200
Chicago IL Gen. Oblig. 5.25% 1/1/2036	1,500,000	1,588,221
Chicago IL Gen. Oblig. Series 2019A, 5.5% 1/1/2035	2,000,000	2,097,975
Chicago IL Gen. Oblig. Series 2020A, 5% 1/1/2031	1,600,000	1,677,340
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2031	7,690,000	8,140,675
Chicago IL Gen. Oblig. Series 2021 A, 5% 1/1/2034	4,995,000	5,208,030
Cook Cnty IL Gen. Oblig. 5% 11/15/2025	1,150,000	1,166,799
Cook Cnty IL Gen. Oblig. 5% 11/15/2026	2,300,000	2,374,682
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	1,575,000	1,597,790
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2027	1,585,000	1,617,486
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2028	795,000	813,929
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2029	4,365,000	4,723,797
Cook Cnty IL Gen. Oblig. Series 2022 A, 5% 11/15/2033	1,425,000	1,592,983
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2033	1,125,000	915,964
Cook Cnty IL High Sch Dist No 203 New Trier Twp 2% 12/15/2034	1,165,000	928,134
Grundy & Will Cntys Ill Cmnty Unit Sch Dist No 001 5% 2/1/2029	935,000	965,928
Illinois St Gen. Oblig. 5% 2/1/2027	4,160,000	4,298,976
Illinois St Gen. Oblig. 5% 2/1/2028	5,965,000	6,156,839
Illinois St Gen. Oblig. 5% 3/1/2029	3,650,000	3,877,634
Illinois St Gen. Oblig. 5% 3/1/2030	15,000,000	16,133,432
Illinois St Gen. Oblig. 5% 3/1/2031	23,510,000	25,579,378
Illinois St Gen. Oblig. 5% 3/1/2032	6,160,000	6,762,602
Illinois St Gen. Oblig. 5% 3/1/2033	14,300,000	15,656,418
Illinois St Gen. Oblig. 5% 3/1/2036	18,040,000	19,465,380
Illinois St Gen. Oblig. 5.5% 1/1/2028	1,410,000	1,498,518
Illinois St Gen. Oblig. Series 2016, 5% 1/1/2033	1,085,000	1,098,555
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2025	12,765,000	12,928,866
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2030	10,690,000	11,497,759
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2035	8,775,000	9,497,240
Illinois St Gen. Oblig. Series 2022A, 5.25% 3/1/2037	4,590,000	5,001,780
Illinois St Gen. Oblig. Series JUNE 2016, 5% 6/1/2025	7,620,000	7,665,838
Illinois St Gen. Oblig. Series JUNE 2016, 5% 6/1/2026	1,035,000	1,057,748
Illinois St Gen. Oblig. Series JUNE 2022 B, 5% 3/1/2034	30,000,000	32,584,332
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2027	2,725,000	2,820,192
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2030	2,000,000	2,151,124
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2029	885,000	942,171
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2040	2,585,000	2,788,690
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2042	9,000,000	9,644,045
Illinois St Gen. Oblig. Series MAY 2023 C, 5% 5/1/2028	5,000,000	5,261,242
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2029	22,070,000	23,545,700
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2035	33,175,000	35,977,972
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2034	5,480,000	6,072,176
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2036	5,000,000	5,493,639
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2040	1,915,000	2,061,209
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2041	6,000,000	6,432,760
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2042	3,670,000	3,991,744
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2044	3,290,000	3,551,594
Illinois St Gen. Oblig. Series OCT 2020 B, 4% 10/1/2032	3,610,000	3,654,960
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2030	11,425,000	12,374,370
Illinois St Gen. Oblig. Series OCT 2020 C, 4.125% 10/1/2036	1,500,000	1,492,771
Illinois St Gen. Oblig. Series OCTOBER 2016, 4% 2/1/2030 (Assured Guaranty Municipal Corp Insured)	8,335,000	8,423,677
Kane McHenry Cook & DuPage Cntys IL Sch Dist Series 2017, 5% 1/1/2029	1,790,000	1,867,595
Lake Cnty IL Forest Presv Dist Gen. Oblig. 2% 12/15/2033	1,000,000	817,657
Mchenry Cnty IL Comnty SD #200 0% 1/15/2026 (g)	5,645,000	5,434,504
Mchenry Cnty IL Comnty SD #200 Series 2006 B, 0% 1/15/2025 (g)	7,510,000	7,499,783
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2032	11,240,000	11,720,800
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2034 (Assured Guaranty Municipal Corp Insured)	275,000	304,971
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2035 (Assured Guaranty Municipal Corp Insured)	250,000	274,583
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2036 (Assured Guaranty Municipal Corp Insured)	225,000	245,584
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2037 (Assured Guaranty Municipal Corp Insured)	315,000	342,155
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2038 (Assured Guaranty Municipal Corp Insured)	250,000	270,389
St Clair County Community Unit School District No 187 Cahokia Series 2024 A, 5% 1/1/2039 (Assured Guaranty Municipal Corp Insured)	350,000	376,768
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2035 (Assured Guaranty Municipal Corp Insured)	525,000	576,624
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2036 (Assured Guaranty Municipal Corp Insured)	260,000	283,785
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2037 (Assured Guaranty Municipal Corp Insured)	215,000	233,533
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2038 (Assured Guaranty Municipal Corp Insured)	230,000	248,758
St Clair County Community Unit School District No 187 Cahokia Series 2024B, 5% 1/1/2039 (Assured Guaranty Municipal Corp Insured)	230,000	247,590
Will Cnty IL Cmnty Unif Sch Dist No 365 0% 11/1/2026 (Assured Guaranty Municipal Corp Insured) (g)	4,785,000	4,479,928
		456,193,281
Health Care - 1.4%
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 3.75% 2/15/2034	2,705,000	2,664,666
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 4% 2/15/2036	5,330,000	5,235,851
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2026	2,590,000	2,643,029
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2028	6,800,000	7,059,830
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2029	10,570,000	10,943,493
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2031	1,650,000	1,704,663
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2032	12,725,000	13,127,469
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2033	4,855,000	5,001,148
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2036	2,485,000	2,546,597
Illinois Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2016 C, 5% 2/15/2041	6,865,000	6,969,630
Illinois Fin Auth Rev (Carle Foundation Hospital,Il Proj.) Series 2016 A, 5% 2/15/2025	995,000	996,648
Illinois Fin Auth Rev (Carle Foundation Hospital,Il Proj.) Series 2016 A, 5% 2/15/2026	1,455,000	1,480,442
Illinois Fin Auth Rev (Carle Foundation Hospital,Il Proj.) Series 2016 A, 5% 2/15/2045	1,600,000	1,608,392
Illinois Fin Auth Rev (Lifespace Proj.) Series 2015A, 5% 5/15/2025	760,000	761,144
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2029	1,755,000	1,787,254
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 5% 12/1/2033	1,900,000	1,930,250
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2025	1,385,000	1,397,706
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2026	1,940,000	1,993,085
Illinois Fin Auth Rev (Northwestern Memorial Hosp,Il Proj.) 5% 7/15/2028	2,040,000	2,151,355
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2029	9,870,000	10,289,359
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2030	9,845,000	10,265,432
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 5% 5/15/2031	21,400,000	22,309,552
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2027	1,015,000	1,026,795
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2028	1,215,000	1,228,828
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2029	1,830,000	1,849,788
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2032	3,375,000	3,400,132
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2015 A, 5% 11/15/2035	1,500,000	1,507,448
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2028	2,380,000	2,422,795
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 5% 5/15/2029	1,330,000	1,352,712
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2018A, 5% 5/15/2032	9,255,000	9,658,283
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2026	2,600,000	2,601,220
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2013, 5% 11/15/2029	780,000	780,606
Illinois Fin Auth Rev (Rush University Medical Center Proj.) Series 2015B, 5% 11/15/2026	2,940,000	2,955,245
Illinois Fin Auth Rev (Silver Cross Health System IL Proj.) Series 2015 C, 5% 8/15/2027	875,000	881,720
Illinois Finance Authority Rev (Ascension Health Credit Group Proj.) Series 2016 C, 4% 2/15/2041	4,765,000	4,578,987
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021A, 3% 8/15/2048	3,335,000	2,565,555
Illinois Finance Authority Rev (Carle Foundation Hospital,Il Proj.) Series 2021B, 5% tender 8/15/2053 (b)	2,940,000	3,191,139
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2030	2,170,000	2,367,975
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2031	1,060,000	1,152,991
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2032	1,500,000	1,629,288
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 5% 8/15/2033	1,250,000	1,354,114
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2022A, 5% 8/15/2038	2,700,000	2,905,414
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2022A, 5% 8/15/2039	3,300,000	3,542,263
Illinois Finance Authority Rev (Northwestern Memorial Hosp,Il Proj.) Series 2021A, 4% 7/15/2039	1,500,000	1,497,885
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2033	1,300,000	1,406,813
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2034	870,000	945,039
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2035	885,000	955,879
University of Illinois (University of Illinois Hospital And Health Sciences System Proj.) Series 2023, 5% 10/1/2036	530,000	570,070
		173,195,979
Housing - 0.3%
Illinois Housing Dev Auth (IL Homeowner Mortgage Proj.) Series C, 2.9% 8/1/2031	1,825,000	1,710,900
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 C, 5% 4/1/2028	1,200,000	1,259,473
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2019 D, 3.75% 4/1/2050	1,105,000	1,101,297
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	1,870,000	1,634,733
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) 3.5% 4/1/2052	10,985,000	10,823,510
Illinois Housing Development Authority (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2024 I, 6% 10/1/2055	9,510,000	10,480,951
Illinois Hsg Dev Auth Multifamily Hsg Rev Series 2019, 2.9% 7/1/2035	8,372,554	7,300,853
		34,311,717
Special Tax - 1.9%
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2033	1,000,000	1,127,813
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2034	1,925,000	2,175,088
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2035	1,270,000	1,426,346
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2032	405,000	453,629
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2034	300,000	333,534
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2035	850,000	939,814
Cook Cnty Ill Sales Tax Rev Series 2022 B, 5% 11/15/2036	1,725,000	1,899,932
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2037	1,250,000	1,367,218
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2038	360,000	391,379
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2039	2,000,000	2,165,451
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2041	1,250,000	1,340,474
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2042	2,750,000	2,933,525
Illinois St Sales Tax Rev 5% 6/15/2025	985,000	990,855
Illinois St Sales Tax Rev 5% 6/15/2026	1,500,000	1,534,668
Illinois St Sales Tax Rev 5% 6/15/2027	3,000,000	3,129,609
Illinois St Sales Tax Rev Series 2021 A, 3% 6/15/2034	2,805,000	2,507,641
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2025	11,035,000	11,100,592
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2026	21,960,000	22,467,533
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2027	22,070,000	23,023,492
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2028	22,070,000	23,367,101
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2031	16,485,000	18,033,398
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2032	13,830,000	15,249,939
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2033	11,555,000	12,842,170
Illinois St Sales Tax Rev Series FEBRUARY 2024A, 5% 6/15/2034	8,415,000	9,388,855
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (National Public Finance Guarantee Corporation Insured) (g)	15,070,000	12,676,278
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2029 (National Public Finance Guarantee Corporation Insured), (Assured Guaranty Municipal Corp Insured) (g)	9,965,000	8,423,064
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (g)	2,835,000	2,212,589
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2037 (g)	4,240,000	2,524,583
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2038 (g)	3,875,000	2,192,395
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2029 (Financial Guaranty Ins CO Insured) (g)	2,595,000	2,222,040
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (g)	2,080,000	1,327,204
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2037 (g)	2,510,000	1,530,191
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2038 (g)	1,500,000	869,040
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2039 (g)	4,325,000	2,368,412
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Municipal Corp Insured) (g)	2,160,000	823,023
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Municipal Corp Insured) (g)	3,985,000	1,440,442
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 6/15/2050	28,595,000	29,285,532
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 0% 6/15/2028 (g)	2,185,000	1,945,036
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2002 A, 0% 6/15/2031 (g)	1,755,000	1,404,724
		231,434,609
Transportation - 1.1%
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2032 (Build America Mutual Assurance Co Insured) (e)	9,830,000	10,587,221
Chicago IL Midway Arpt Rev Series 2023A, 5% 1/1/2033 (Build America Mutual Assurance Co Insured) (e)	3,000,000	3,250,572
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2029 (e)	1,000,000	1,044,575
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2030 (e)	2,000,000	2,107,945
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2031 (e)	3,080,000	3,274,119
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2032 (e)	3,400,000	3,638,140
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2033 (e)	3,745,000	4,028,354
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2034 (e)	2,000,000	2,150,994
Chicago IL Midway Arpt Rev Series 2024A, 5% 1/1/2035 (e)	2,000,000	2,154,105
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2029 (e)	2,155,000	2,174,647
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2030 (e)	3,290,000	3,319,480
Chicago IL Midway Arpt Rev Series A, 5% 1/1/2031 (e)	3,850,000	3,884,104
Chicago IL O'Hare Intl Arpt Rev 4% 1/1/2036 (Assured Guaranty Municipal Corp Insured)	5,000,000	5,054,096
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2025	2,285,000	2,285,104
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2026	1,940,000	1,975,132
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2027 (e)	2,415,000	2,477,931
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2028 (e)	460,000	470,792
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2031 (e)	2,850,000	2,903,946
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2033	2,305,000	2,333,168
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2033 (e)	1,455,000	1,479,586
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5% 1/1/2037 (Build America Mutual Assurance Co Insured)	1,330,000	1,480,188
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5.25% 1/1/2039 (Build America Mutual Assurance Co Insured)	1,195,000	1,336,215
Chicago IL O'Hare Intl Arpt Rev Series 2023, 5.25% 1/1/2040 (Build America Mutual Assurance Co Insured)	1,700,000	1,893,410
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2038 (e)	2,500,000	2,657,091
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2039 (e)	2,555,000	2,695,018
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2041 (e)	2,100,000	2,260,801
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2042 (e)	2,450,000	2,624,104
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2035 (e)	1,165,000	1,260,741
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2036 (e)	5,540,000	5,968,925
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5% 1/1/2037 (e)	3,395,000	3,644,441
Chicago IL O'Hare Intl Arpt Rev Series B, 5% 1/1/2032	5,235,000	5,235,000
Chicago IL O'Hare Intl Arpt Rev Series D, 5% 1/1/2052	6,740,000	6,815,752
Chicago IL O'Hare Intl Arpt Rev Spl (TrIPs Obligated Group Proj.) 5% 7/1/2038 (e)	2,470,000	2,502,133
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 2021, 5% 6/1/2027	2,250,000	2,352,156
Chicago IL Tran Auth Cap Grnt Rcpts Rev Series 2021, 5% 6/1/2028	2,500,000	2,652,710
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	1,735,000	1,763,100
Illinois St Toll Hwy Auth Hwy Rev Series 2019 A, 5% 1/1/2044	3,730,000	3,912,690
Illinois St Toll Hwy Auth Hwy Rev Series 2019 C, 5% 1/1/2026	4,650,000	4,737,474
Illinois St Toll Hwy Auth Hwy Rev Series 2019 C, 5% 1/1/2031	4,350,000	4,726,345
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2039	2,100,000	2,255,192
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2041	4,580,000	4,894,648
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2028	1,250,000	1,319,236
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2029	1,400,000	1,500,894
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2030	235,000	255,678
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2031	460,000	507,578
		131,845,531
Water & Sewer - 0.2%
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2033 (Build America Mutual Assurance Co Insured)	1,700,000	1,902,684
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2034 (Build America Mutual Assurance Co Insured)	1,250,000	1,405,455
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2035 (Build America Mutual Assurance Co Insured)	1,400,000	1,570,425
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2036 (Build America Mutual Assurance Co Insured)	2,800,000	3,123,472
Chicago IL Wastewater Transmission Rev Series 2024B, 5% 1/1/2037 (Build America Mutual Assurance Co Insured)	1,835,000	2,041,533
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 1/1/2030	4,855,000	5,028,826
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 7/1/2029	5,030,000	5,213,847
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2017, 5% 7/1/2031	8,630,000	8,907,233
		29,193,475
TOTAL ILLINOIS		1,153,249,476
Indiana - 1.1%
Education - 0.0%
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2029	1,185,000	1,248,053
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2030	2,220,000	2,347,469
St Joseph Cnty Ind Eco Dev Rev (St Mary's College Proj.) Series 2020, 5% 4/1/2033	1,445,000	1,530,152
		5,125,674
Electric Utilities - 0.2%
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.75% tender 12/1/2038 (b)	1,550,000	1,489,548
Indiana St Fin Auth Environmental Facs Rev (Indianapolis Pwr & Lt Co Proj.) 0.95% tender 12/1/2038 (b)(e)	2,750,000	2,649,369
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 3.75% tender 3/1/2031 (b)(e)	3,900,000	3,896,243
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 4.5% tender 5/1/2035 (b)(e)	3,200,000	3,209,710
Indinaplis IN Thermal Enrgy Sy Series 2016 A, 5% 10/1/2025	11,400,000	11,545,099
		22,789,969
General Obligations - 0.2%
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 1/15/2034 (Build America Mutual Assurance Co Insured)	1,600,000	1,795,677
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2034 (Build America Mutual Assurance Co Insured)	1,275,000	1,434,820
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2035 (Build America Mutual Assurance Co Insured)	1,825,000	2,044,538
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5% 7/15/2036 (Build America Mutual Assurance Co Insured)	2,600,000	2,901,459
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024 A, 5.25% 7/15/2037 (Build America Mutual Assurance Co Insured)	1,305,000	1,477,627
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2035 (Build America Mutual Assurance Co Insured)	1,365,000	1,529,202
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5% 7/15/2036 (Build America Mutual Assurance Co Insured)	2,460,000	2,745,225
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2039 (Build America Mutual Assurance Co Insured)	2,200,000	2,471,817
Westfield Washington Ind Multi (Westfield-Wash Ind Schs Proj.) Series 2024B, 5.25% 7/15/2040 (Build America Mutual Assurance Co Insured)	2,350,000	2,626,381
		19,026,746
Health Care - 0.4%
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 4.25% 3/1/2049	1,940,000	1,847,251
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2038	1,000,000	1,086,653
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2039	1,000,000	1,080,968
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2040	1,000,000	1,073,300
Indiana Fin Auth Health Fac Rev (Hendricks Reg Hlth Proj.) Series 2024, 5% 3/1/2041	1,085,000	1,159,571
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2019 B, 2.25% tender 12/1/2058 (b)	5,045,000	5,002,015
Indiana Fin Auth Hosp Rev (Indiana University Health Proj.) Series 2011 L, 0.7% tender 12/1/2046 (b)	24,895,000	24,169,262
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2025	970,000	980,202
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2026	970,000	995,957
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2029	485,000	497,664
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) 5% 9/1/2036	2,090,000	2,130,101
Indiana St Fin Auth Rev (Community Foundation of Northwest Indiana Inc Proj.) Series 2015, 5% 3/1/2036	8,060,000	8,071,404
Indiana St Hsg & Cmnty Dev Auth Multifamily Hsg Rev (Glasswater Creek Whitestown Proj Proj.) Series 2020, 5.375% 10/1/2040 (f)	3,640,000	3,146,721
		51,241,069
Housing - 0.0%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) 3% 7/1/2050	1,900,000	1,860,129
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev (IN Sfm Revenue Bonds 6/1/2016 Proj.) Series 2021 A, 3% 7/1/2051	1,285,000	1,259,511
		3,119,640
Industrial Development - 0.1%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 5% tender 12/1/2044 (BP PLC Guaranteed) (b)(e)	12,305,000	12,465,308
Other - 0.1%
Indiana Fin Auth Edl Facs Rev (Indianapolis Museum of Art Proj.) 4% 2/1/2034	6,125,000	6,241,471
Transportation - 0.1%
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2032 (e)	550,000	592,017
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2033 (e)	875,000	936,764
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2034 (e)	750,000	800,433
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5% 1/1/2035 (e)	850,000	903,842
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5.25% 1/1/2036 (e)	1,000,000	1,085,132
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5.25% 1/1/2037 (e)	850,000	919,847
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5.25% 1/1/2038 (e)	1,000,000	1,078,436
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) 5.25% 1/1/2039 (e)	2,075,000	2,224,055
Indianapolis Ind Loc Pub Impt Bd Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2019 D, 5% 1/1/2025 (e)	4,710,000	4,710,156
		13,250,682
TOTAL INDIANA		133,260,559
Iowa - 0.4%
Education - 0.3%
Iowa Student Ln Liquidity Corp 5% 12/1/2029 (e)	1,575,000	1,643,601
Iowa Student Ln Liquidity Corp 5% 12/1/2030 (e)	2,000,000	2,097,432
Iowa Student Ln Liquidity Corp 5% 12/1/2031 (e)	2,000,000	2,100,397
Iowa Student Ln Liquidity Corp 5% 12/1/2032 (e)	2,000,000	2,123,697
Iowa Student Ln Liquidity Corp Series 2019 B, 5% 12/1/2028 (e)	1,000,000	1,041,837
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2027 (e)	1,000,000	1,031,028
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2028 (e)	1,445,000	1,505,454
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2029 (e)	3,600,000	3,756,803
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2030 (e)	2,230,000	2,338,637
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2031 (e)	4,100,000	4,305,813
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2032 (e)	3,750,000	3,981,932
Iowa Student Ln Liquidity Corp Series 2023 B, 5% 12/1/2033 (e)	4,280,000	4,542,373
		30,469,004
General Obligations - 0.0%
City of Des Moines IA Gen. Oblig. Series 2020 A, 2% 6/1/2031	1,295,000	1,134,043
City of Des Moines IA Gen. Oblig. Series 2021 F, 2% 6/1/2034	3,310,000	2,705,768
Clear Lake Iowa Cmnty Sch Dist Series 2020, 2% 6/1/2034	1,340,000	1,094,172
		4,933,983
Health Care - 0.1%
Iowa Fin Auth Rev (Lifespace Proj.) 4% 5/15/2028	2,355,000	2,350,251
Iowa Fin Auth Rev (Lifespace Proj.) Series 2021 A, 4% 5/15/2053	1,000,000	827,091
Iowa Fin Auth Rev (Lifespace Proj.) Series 2023B, 7.25% 5/15/2038	4,600,000	5,267,676
		8,445,018
Industrial Development - 0.0%
Iowa Fin Auth Solid Waste Facs Rev 3.875% tender 1/1/2042, LOC Citibank NA (b)(e)	6,125,000	6,131,327
TOTAL IOWA		49,979,332
Kansas - 0.0%
Electric Utilities - 0.0%
Wyandotte Cnty Kansas City Util Sys Rev Series 2016A, 5% 9/1/2030	970,000	979,263
Wyandotte Cnty Kansas City Util Sys Rev Series 2016A, 5% 9/1/2032	1,115,000	1,124,696
		2,103,959
TOTAL KANSAS		2,103,959
Kentucky - 2.9%
Education - 0.0%
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2032	460,000	463,734
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2033	375,000	377,614
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2035	235,000	235,477
Kentucky Bd Dev Corp Edl Facs Rev (Centre College Proj.) Series 2021, 4% 6/1/2038	570,000	564,308
		1,641,133
Electric Utilities - 0.1%
Carroll Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) Series 2004 A, 1.75% tender 10/1/2034 (b)(e)	7,955,000	7,505,332
Escrowed/Pre-Refunded - 0.1%
Knott Cnty KY Indl Bldg Rev 4% tender 3/28/2044 (b)(e)(f)	8,200,000	8,201,199
General Obligations - 1.7%
Henderson Cnty KY Sch Dist Fincorp Sch Bldg Rev (Henderson County School District Proj.) 2.25% 6/1/2034	1,170,000	972,864
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (b)	17,495,000	18,279,357
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2018 C 1, 4% tender 12/1/2049 (Morgan Stanley Guaranteed) (b)	28,000,000	28,012,911
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2020 A, 4% tender 12/1/2050 (BP PLC Guaranteed) (b)	41,220,000	41,359,089
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5.25% tender 4/1/2054 (Morgan Stanley Guaranteed) (b)	32,760,000	35,267,306
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2028	4,855,000	5,154,505
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2029	565,000	597,144
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2031	1,425,000	1,504,563
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 8/1/2028	1,035,000	1,044,443
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2017 A, 5% 4/1/2027	4,625,000	4,821,676
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2017 D, 5% 5/1/2026	1,180,000	1,211,214
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2017 D, 5% 5/1/2027	970,000	1,012,768
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2017 D, 5% 5/1/2028	970,000	1,010,559
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2031	2,030,000	2,154,180
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2032	3,000,000	3,175,917
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 11/1/2033	1,515,000	1,601,574
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 2/1/2029	5,555,000	5,666,722
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 2/1/2030	5,670,000	5,782,213
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 2/1/2032	2,230,000	2,271,509
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series A, 5% 2/1/2033	2,770,000	2,820,080
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series B, 5% 11/1/2026	4,825,000	5,002,713
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series B, 5% 11/1/2027	16,420,000	16,932,947
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2039	7,840,000	8,693,430
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2040	5,825,000	6,424,312
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2041	1,295,000	1,421,762
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2042	5,500,000	6,004,976
Kentucky St Tpk Auth Economic (Kentucky St Proj.) Series 2022 B, 5% 7/1/2032	400,000	443,648
Kentucky St Tpk Auth Economic (Kentucky St Proj.) Series 2022 B, 5% 7/1/2034	400,000	441,690
		209,086,072
Health Care - 0.4%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2033	1,490,000	1,456,976
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2028	880,000	910,537
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2029	530,000	552,537
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 5% 2/1/2031	460,000	474,734
Kentucky Econ Dev Fin Auth (CommonSpirit Health Proj.) Series 2019A 1, 5% 8/1/2032	1,105,000	1,172,808
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2025	1,725,000	1,727,044
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2026	1,815,000	1,818,029
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2027	1,910,000	1,916,135
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2028	2,005,000	2,011,060
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2029	2,105,000	2,111,212
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Owensboro KY Hosp Rev Proj.) Series 2015B, 5% 6/1/2030	2,215,000	2,221,413
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2029	17,585,000	17,979,008
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2032	3,230,000	3,293,455
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% 10/1/2037	4,300,000	4,490,759
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	2,595,000	2,662,598
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (b)	3,700,000	3,933,205
		48,731,510
Industrial Development - 0.4%
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 A 1, 4.4% 7/1/2060 VRDN (b)(e)	34,000,000	34,000,000
Meade Cnty KY Indl Bldg Rev (Nucor Corp Proj.) Series 2020 B 1, 4.4% 7/1/2060 VRDN (b)(e)	16,075,000	16,075,000
		50,075,000
Special Tax - 0.0%
Kentucky Bond Dev Corp Trans Tax Rev (Lexington KY Ctr Corp Proj.) Series 2018 A, 5% 9/1/2026	1,745,000	1,795,728
Kentucky Bond Dev Corp Trans Tax Rev (Lexington KY Ctr Corp Proj.) Series 2018 A, 5% 9/1/2028	1,880,000	1,987,817
Kentucky Bond Dev Corp Trans Tax Rev (Lexington KY Ctr Corp Proj.) Series 2018 A, 5% 9/1/2030	520,000	550,510
		4,334,055
Transportation - 0.2%
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2025	800,000	800,038
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2026	585,000	596,287
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2029	1,555,000	1,577,850
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) 5% 1/1/2030	1,625,000	1,648,463
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2037 (e)	1,355,000	1,491,943
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2038 (e)	3,000,000	3,289,159
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2039 (e)	1,335,000	1,452,656
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2040 (e)	1,250,000	1,354,311
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2041 (e)	1,325,000	1,432,642
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2042 (e)	1,875,000	2,025,681
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2043 (e)	2,100,000	2,260,016
Kenton KY Airport Delta (Cincinnati/Northern Kentucky International Airport Proj.) Series 2024 A, 5.25% 1/1/2044 (e)	2,250,000	2,414,016
		20,343,062
Water & Sewer - 0.0%
Louisville & Jefferson Cnty KY Metro Govt Brd Wtr Wks Wtr Sys Rev Series 2022, 5% 11/15/2035	2,980,000	3,323,354
TOTAL KENTUCKY		353,240,717
Louisiana - 0.9%
Health Care - 0.0%
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2035	1,655,000	1,746,170
Louisiana Pub Facs Rev (Christus Health Proj.) Series 2018 E, 5% 7/1/2036	1,795,000	1,889,366
		3,635,536
Housing - 0.0%
Louisiana Hsg Corp Single Family Mtg Rev (LA Home Ownership Proj.) 5.75% 12/1/2053	3,860,000	4,154,765
Industrial Development - 0.2%
St John Baptist Parish LA Rev (Marathon Oil Corp Proj.) 0% 6/1/2037 (b)	9,665,000	9,449,882
St John Baptist Parish LA Rev (Marathon Oil Corp Proj.) 4.05% tender 6/1/2037 (b)	12,590,000	12,645,861
		22,095,743
Transportation - 0.4%
New Orleans LA Aviation Board 5% 1/1/2026 (e)	730,000	739,342
New Orleans LA Aviation Board 5% 1/1/2029 (e)	485,000	495,738
New Orleans LA Aviation Board 5% 1/1/2029 (e)	390,000	398,634
New Orleans LA Aviation Board 5% 1/1/2030 (e)	665,000	679,517
New Orleans LA Aviation Board 5% 1/1/2031 (e)	730,000	745,788
New Orleans LA Aviation Board 5% 1/1/2032 (e)	1,495,000	1,526,343
New Orleans LA Aviation Board 5% 1/1/2035 (e)	1,115,000	1,135,023
New Orleans LA Aviation Board 5% 1/1/2036 (e)	630,000	640,640
New Orleans LA Aviation Board 5% 1/1/2037 (e)	485,000	492,759
New Orleans LA Aviation Board 5% 1/1/2038 (e)	570,000	578,476
New Orleans LA Aviation Board 5% 1/1/2038 (e)	2,670,000	2,846,031
New Orleans LA Aviation Board 5% 1/1/2038 (e)	7,380,000	7,866,557
New Orleans LA Aviation Board 5% 1/1/2039 (e)	2,605,000	2,755,742
New Orleans LA Aviation Board 5% 1/1/2039 (e)	7,465,000	7,891,245
New Orleans LA Aviation Board 5.25% 1/1/2040 (e)	2,945,000	3,186,157
New Orleans LA Aviation Board 5.25% 1/1/2040 (e)	5,735,000	6,204,622
New Orleans LA Aviation Board Series B, 5% 1/1/2025 (Escrowed to Maturity) (e)	2,915,000	2,915,113
New Orleans LA Aviation Board Series B, 5% 1/1/2027 (e)	2,185,000	2,185,000
		43,282,727
Water & Sewer - 0.3%
Jefferson Parish LA Cons Sew Dist No 1 Swr Rev Series 2022, 4% 2/1/2035	3,465,000	3,541,903
Jefferson Parish LA Cons Sew Dist No 1 Swr Rev Series 2022, 4% 2/1/2036	1,960,000	1,990,655
Jefferson Parish LA Cons Sew Dist No 1 Swr Rev Series 2022, 4% 2/1/2038	1,445,000	1,450,049
Jefferson Parish LA Cons Sew Dist No 1 Swr Rev Series 2022, 4% 2/1/2039	2,890,000	2,882,763
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2037 (Build America Mutual Assurance Co Insured)	10,000,000	11,058,132
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2038 (Build America Mutual Assurance Co Insured)	6,290,000	6,951,391
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2039 (Build America Mutual Assurance Co Insured)	2,400,000	2,642,530
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2040 (Build America Mutual Assurance Co Insured)	2,400,000	2,630,929
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (East Baton Rouge LA Swr Commn Proj.) Series 2024, 5% 2/1/2041 (Build America Mutual Assurance Co Insured)	1,400,000	1,525,893
		34,674,245
TOTAL LOUISIANA		107,843,016
Maine - 0.1%
General Obligations - 0.1%
Brunswick ME 2% 11/1/2032	1,095,000	926,459
Brunswick ME 2.125% 11/1/2034	1,195,000	983,533
Brunswick ME 2.375% 11/1/2037	605,000	485,287
		2,395,279
Health Care - 0.0%
Maine Health & Higher Edl Facs Auth Rev (Northern Light Health Proj.) Series 2016A, 4% 7/1/2041	2,030,000	1,759,546
Housing - 0.0%
Maine Hsg Auth Mtg Series A 3, 3.5% 11/15/2034	1,535,000	1,467,553
Transportation - 0.0%
Maine St Tpk Auth Tpk Rev 5% 7/1/2027	1,940,000	1,956,500
TOTAL MAINE		7,578,878
Maryland - 1.2%
Education - 0.0%
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2035	500,000	482,438
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2046	1,500,000	1,349,211
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2051	1,000,000	880,658
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 4% 6/1/2055	1,000,000	876,218
		3,588,525
General Obligations - 0.3%
Anne Arundel Cnty MD Gen. Oblig. Series 2021, 3% 10/1/2036	2,300,000	2,094,127
Baltimore Cnty MD Gen. Oblig. 5% 3/1/2039	5,140,000	5,717,754
Baltimore Cnty MD Gen. Oblig. 5% 3/1/2040	2,385,000	2,640,585
Baltimore Cnty MD Gen. Oblig. Series 2020, 4% 3/1/2036	7,310,000	7,488,599
Baltimore Cnty MD Gen. Oblig. Series 2021, 3% 3/1/2037	3,205,000	2,903,384
Baltimore Cnty MD Gen. Oblig. Series 2023, 5% 3/1/2039	1,885,000	2,096,881
Baltimore Cnty MD Gen. Oblig. Series 2023, 5% 3/1/2040	1,980,000	2,192,184
City of Baltimore MD Gen. Oblig. Series 2022A, 5% 10/15/2035	1,475,000	1,649,212
State of Maryland Gen. Oblig. Series SECOND 2021 A, 4% 8/1/2035	2,575,000	2,671,931
State of Maryland Gen. Oblig. Series SECOND 2021 A, 5% 8/1/2033	1,810,000	2,021,147
Washington Suburban San Dist MD Series 2023, 5% 6/1/2041	4,140,000	4,576,900
		36,052,704
Health Care - 0.1%
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	1,410,000	1,278,726
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2033	2,185,000	2,219,641
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2034	1,600,000	1,624,028
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 5% 7/1/2036	1,700,000	1,721,584
Maryland St Hlth & HI Ed Facs (Meritus Health Inc,Md Proj.) 5% 7/1/2027	1,000,000	1,006,253
Maryland St Hlth & HI Ed Facs (Meritus Health Inc,Md Proj.) 5% 7/1/2028	1,300,000	1,308,264
Maryland St Hlth & HI Ed Facs (Meritus Health Inc,Md Proj.) 5% 7/1/2029	2,200,000	2,214,341
Maryland St Hlth & HI Ed Facs (Meritus Health Inc,Md Proj.) 5% 7/1/2031	1,000,000	1,006,024
		12,378,861
Housing - 0.0%
Maryland Community Development Administration (Residential Revenue Bonds Proj.) 3.5% 3/1/2050	2,550,000	2,524,768
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2019 B, 4% 9/1/2049	2,720,000	2,721,858
Maryland Community Development Administration (Residential Revenue Bonds Proj.) Series 2023E, 6.25% 3/1/2054	2,440,000	2,645,429
		7,892,055
Special Tax - 0.1%
Maryland Econ Dev Corp Spl Oblig (Port Covington Tif Proj.) 3.25% 9/1/2030	450,000	434,255
Maryland Econ Dev Corp Spl Oblig (Port Covington Tif Proj.) 4% 9/1/2040	2,095,000	1,936,367
Maryland Econ Dev Corp Spl Oblig (Port Covington Tif Proj.) 4% 9/1/2050	2,625,000	2,233,487
Maryland St Dept Transn Cons Series 2019, 4% 10/1/2032	3,600,000	3,638,957
Maryland St Dept Transn Cons Series 2022 A, 5% 12/1/2025	1,400,000	1,425,900
		9,668,966
Transportation - 0.5%
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 12/31/2036 (e)	3,185,000	3,298,234
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 12/31/2037 (e)	2,500,000	2,579,442
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 12/31/2038 (e)	2,200,000	2,262,825
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 12/31/2039 (e)	1,700,000	1,742,655
Maryland Economic Development Corp (Purple Line Transit Partners Proj.) Series 2022B, 5% 6/30/2039 (e)	3,700,000	3,792,839
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2032 (e)	1,250,000	1,335,616
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2033 (e)	1,000,000	1,065,612
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2035 (e)	1,850,000	1,958,541
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2036 (e)	1,000,000	1,055,692
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2036 (Assured Guaranty Municipal Corp Insured) (e)	2,600,000	2,809,985
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2037 (Assured Guaranty Municipal Corp Insured) (e)	5,855,000	6,301,900
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2038 (Assured Guaranty Municipal Corp Insured) (e)	3,150,000	3,376,488
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5% 8/1/2039 (Assured Guaranty Municipal Corp Insured) (e)	2,250,000	2,401,621
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2040 (Assured Guaranty Municipal Corp Insured) (e)	1,575,000	1,727,717
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2041 (Assured Guaranty Municipal Corp Insured) (e)	1,695,000	1,851,134
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2042 (Assured Guaranty Municipal Corp Insured) (e)	1,800,000	1,958,176
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2043 (Assured Guaranty Municipal Corp Insured) (e)	2,325,000	2,519,051
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 5.25% 8/1/2044 (Assured Guaranty Municipal Corp Insured) (e)	2,090,000	2,257,127
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2025	1,455,000	1,459,701
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2026	1,940,000	1,974,650
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2027	1,310,000	1,348,867
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2031	970,000	1,007,872
Maryland St Econ Dev Corp Econ (Ports America Chesapeake LLC Proj.) Series 2017A, 5% 6/1/2032	970,000	1,006,386
Maryland St Transn Auth Transn Series 2020, 5% 7/1/2034	5,650,000	6,154,486
		57,246,617
Water & Sewer - 0.2%
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2017 C, 5% 7/1/2028	3,465,000	3,586,088
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2017 C, 5% 7/1/2031	6,580,000	6,796,679
Baltimore MD Proj Rev (Baltimore Wastewater Util Rev Proj.) Series 2017 C, 5% 7/1/2033	6,635,000	6,842,521
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2017 D, 5% 7/1/2033	5,630,000	5,806,088
		23,031,376
TOTAL MARYLAND		149,859,104
Maryland,Virginia - 0.1%
Special Tax - 0.1%
Washington Metropolitan Area Transit Authority Series 2021 A, 5% 7/15/2037	6,750,000	7,359,841
Massachusetts - 1.2%
Education - 0.2%
Massachusetts Development Finance Agency (Northeastern University Proj.) Series 2022, 5% 10/1/2034	1,750,000	1,965,888
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2030	1,435,000	1,465,332
Massachusetts Development Finance Agency (Suffolk Univ, MA Proj.) Series 2019, 5% 7/1/2032	1,040,000	1,056,891
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2031 (e)	8,485,000	8,980,062
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue L Proj.) Series 2023B, 5% 7/1/2033 (e)	2,280,000	2,418,082
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2026 (e)	3,600,000	3,674,483
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2027 (e)	2,350,000	2,414,843
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2028 (e)	1,775,000	1,842,369
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2029 (e)	1,925,000	2,002,149
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2030 (e)	1,000,000	1,043,898
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue M Proj.) Series 2022B, 5% 7/1/2031 (e)	800,000	846,676
Massachusetts St Dev Fin Agy Rev (Provident Commonwealth Ed Resources Inca Proj.) Series 2016, 5% 10/1/2041	3,800,000	3,817,223
University Mass Bldg Auth Proj (Univ of Massachusetts Proj.) Series 2022 1, 5% 11/1/2039	2,135,000	2,343,024
		33,870,920
General Obligations - 0.4%
Braintree MA Gen. Oblig. Series 2020, 2% 10/15/2035	2,115,000	1,704,659
Massachusetts St Gen. Oblig. 5% 1/1/2036	2,560,000	2,727,606
Massachusetts St Gen. Oblig. 5% 10/1/2033	4,785,000	5,431,474
Massachusetts St Gen. Oblig. 5% 10/1/2034	6,000,000	6,784,211
Massachusetts St Gen. Oblig. Series 2016A, 5% 7/1/2028	1,100,000	1,132,976
Massachusetts St Gen. Oblig. Series 2019B, 5% 7/1/2036	1,700,000	1,809,778
Massachusetts St Gen. Oblig. Series 2021A, 5% 9/1/2025	13,755,000	13,941,542
Somerville MA Series 2020, 2% 10/15/2037	3,580,000	2,789,671
Stoneham Mass Series 2022, 2.125% 1/15/2038	3,335,000	2,644,500
		38,966,417
Health Care - 0.1%
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2020A 1, 5% tender 7/1/2050 (b)	10,135,000	10,949,660
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2042	2,250,000	2,470,300
Massachusetts Development Finance Agency (Mass General Brigham Inc Proj.) Series 2024D, 5% 7/1/2043	4,100,000	4,483,847
		17,903,807
Special Tax - 0.3%
Mass Bay Tran Auth Sls Tax Series 2016, 0% 7/1/2032 (g)	12,450,000	9,514,337
Mass Bay Tran Auth Sls Tax Series A, 5% 7/1/2045	1,535,000	1,541,696
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2038	10,170,000	10,694,094
Massachusetts St Transn Fd Rev Series 2021 B, 5% 6/1/2039	10,765,000	11,290,172
		33,040,299
Transportation - 0.2%
MA Dept Transn Met Hwy Sys Rev Series 2019 A, 5% 1/1/2031	7,500,000	8,085,740
Massachusetts St Port Auth Rev 5% 7/1/2035 (e)	2,400,000	2,559,628
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2031 (e)	5,000,000	5,285,485
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2032 (e)	1,500,000	1,631,687
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2033 (e)	1,025,000	1,110,324
Massachusetts St Port Auth Rev Series 2022 A, 5% 7/1/2034 (e)	1,350,000	1,457,114
		20,129,978
TOTAL MASSACHUSETTS		143,911,421
Michigan - 2.2%
Education - 0.3%
Michigan St Univ Revs Series 2024A, 5% 8/15/2033	1,375,000	1,567,254
Michigan St Univ Revs Series 2024A, 5% 8/15/2035	3,000,000	3,414,068
Michigan St Univ Revs Series 2024A, 5% 8/15/2037	2,000,000	2,256,080
Michigan St Univ Revs Series 2024A, 5% 8/15/2038	2,000,000	2,246,765
Michigan Technological Univ Series 2021, 4% 10/1/2041	1,450,000	1,448,328
Michigan Technological Univ Series 2021, 5% 10/1/2030	1,645,000	1,799,717
Michigan Technological Univ Series 2021, 5% 10/1/2031	1,250,000	1,376,504
Michigan Technological Univ Series 2021, 5% 10/1/2032	1,250,000	1,381,517
Michigan Technological Univ Series 2021, 5% 10/1/2033	1,325,000	1,469,919
Michigan Technological Univ Series 2021, 5% 10/1/2034	1,405,000	1,550,638
Oakland Univ Mich Rev 5% 3/1/2026	480,000	490,003
Oakland Univ Mich Rev 5% 3/1/2033	1,000,000	1,103,161
Oakland Univ Mich Rev 5% 3/1/2033	1,000,000	1,103,161
Oakland Univ Mich Rev 5% 3/1/2034	1,905,000	2,087,864
Oakland Univ Mich Rev 5% 3/1/2034	1,250,000	1,369,990
Oakland Univ Mich Rev 5% 3/1/2035	2,000,000	2,183,894
Oakland Univ Mich Rev 5% 3/1/2036	2,095,000	2,281,326
Oakland Univ Mich Rev 5% 3/1/2037	2,200,000	2,388,676
Oakland Univ Mich Rev 5% 3/1/2038	2,310,000	2,500,685
Oakland Univ Mich Rev 5% 3/1/2038	1,330,000	1,439,788
Oakland Univ Mich Rev 5% 3/1/2039	2,425,000	2,618,963
Oakland Univ Mich Rev 5% 3/1/2039	1,375,000	1,484,978
University MI Univ Revs 5% 4/1/2033	1,440,000	1,621,926
		41,185,205
Electric Utilities - 0.1%
Lansing Mich Brd Wtr & Lt Util Sys Rev 2% tender 7/1/2051 (b)	5,760,000	5,577,413
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5.25% 2/28/2042	1,250,000	1,349,715
Michigan Fin Auth Act 38 Facs Sr Rev (Provident Grp Hfh Energy LLC Proj.) Series 2024, 5.25% 2/28/2043	1,600,000	1,722,173
Michigan St Strategic Fd Ltd Oblig Rev (Dte Elec Co Proj.) Series 2023 DT, 3.875% tender 6/1/2053 (b)(e)	3,500,000	3,489,723
		12,139,024
Escrowed/Pre-Refunded - 0.0%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2027 (Pre-refunded to 5/15/2026 at 100)	20,000	20,493
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev Series 2016, 5% 5/15/2028 (Pre-refunded to 5/15/2026 at 100)	15,000	15,369
		35,862
General Obligations - 0.9%
Detroit MI Gen. Oblig. Series 2021A, 4% 4/1/2041	1,575,000	1,484,724
Detroit MI Gen. Oblig. Series 2021A, 4% 4/1/2042	600,000	557,065
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2031	900,000	972,910
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2033	1,075,000	1,151,485
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2033	2,760,000	3,024,024
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2034	2,895,000	3,188,874
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2035	3,040,000	3,333,744
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2036	3,195,000	3,489,900
Detroit MI Gen. Oblig. Series 2024, 5% 5/1/2037	3,355,000	3,642,766
Detroit Mich Sch Dist Series 2005A, 5.25% 5/1/2030 (Assured Guaranty Municipal Corp Insured), (State of Michigan Guaranteed)	18,655,000	20,611,031
Grand Blanc MI Cmnty Schs Series 2020, 2.25% 11/1/2040 (State of Michigan Guaranteed)	2,425,000	1,780,291
Grand Rapids MI Pub Schs 5% 5/1/2027 (Assured Guaranty Municipal Corp Insured)	1,310,000	1,365,622
Grand Rapids MI Pub Schs 5% 5/1/2029 (Assured Guaranty Municipal Corp Insured)	1,890,000	1,961,602
Grand Rapids MI Pub Schs 5% 5/1/2030 (Assured Guaranty Municipal Corp Insured)	3,400,000	3,482,167
Grand Rapids MI Pub Schs 5% 5/1/2031 (Assured Guaranty Municipal Corp Insured)	4,855,000	4,967,220
Grand Rapids MI Pub Schs 5% 5/1/2032 (Assured Guaranty Municipal Corp Insured)	730,000	746,298
Grand Rapids MI Pub Schs 5% 5/1/2033 (Assured Guaranty Municipal Corp Insured)	3,030,000	3,096,057
Lake Orion MI Sch Dist 5% 5/1/2029 (State of Michigan Guaranteed)	1,685,000	1,823,276
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	5,020,000	4,194,235
Michigan St Bldg Auth Rev (State of Michigan Proj.) 5% 4/15/2035	2,720,000	2,798,380
Portage MI Pub Schs 5% 11/1/2027	1,215,000	1,245,003
Portage MI Pub Schs 5% 11/1/2029	3,080,000	3,154,433
Utica MI Cmnty Schs Series 2019, 5% 5/1/2030 (State of Michigan Guaranteed)	1,650,000	1,786,731
Utica MI Cmnty Schs Series 2019, 5% 5/1/2032 (State of Michigan Guaranteed)	2,300,000	2,484,926
Utica MI Cmnty Schs Series 2019, 5% 5/1/2033 (State of Michigan Guaranteed)	1,875,000	2,022,743
Utica MI Cmnty Schs Series 2019, 5% 5/1/2034 (State of Michigan Guaranteed)	2,450,000	2,636,257
Warren MI Cons Sch Dist 5% 5/1/2030 (State of Michigan Guaranteed)	4,415,000	4,519,371
Warren MI Cons Sch Dist 5% 5/1/2031 (State of Michigan Guaranteed)	4,660,000	4,766,488
Warren MI Cons Sch Dist 5% 5/1/2032 (State of Michigan Guaranteed)	4,955,000	5,066,276
		95,353,899
Health Care - 0.5%
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2027	3,255,000	3,324,867
Kalamazoo MI Hosp Fin Auth Hosp Fac Rev (Bronson Methodist Hsp, MI Proj.) Series 2016, 5% 5/15/2028	2,460,000	2,509,854
Michigan Fin Auth Rev (Bronson Methodist Hsp, Mi Proj.) Series 2019 B, 5% tender 11/15/2044 (b)	5,450,000	5,565,088
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2033	5,065,000	5,596,807
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2034	2,530,000	2,789,333
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2035	1,445,000	1,586,661
Michigan Fin Auth Rev (Corewell Health Proj.) Series 2022, 5% 4/15/2032	8,285,000	9,228,621
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) 5% 11/15/2032	1,210,000	1,241,556
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2015 D2, 1.2% tender 10/15/2038 (b)	1,775,000	1,637,542
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2025	2,915,000	2,963,606
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2026	1,270,000	1,314,432
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2027	1,215,000	1,278,359
Michigan Fin Auth Rev (Trinity Health Proj.) 5% 12/1/2028	1,940,000	2,034,920
Michigan Fin Auth Rev (Trinity Health Proj.) 5% tender 12/1/2044 (b)	10,655,000	10,667,366
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2025	1,260,000	1,281,010
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2026	1,940,000	2,007,872
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2027	1,295,000	1,362,530
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2028	2,040,000	2,139,813
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2028	565,000	589,787
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2029	1,000,000	1,053,429
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2030	425,000	451,328
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2031	495,000	522,708
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2032	545,000	576,812
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2033	595,000	629,530
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2034	385,000	408,373
Saginaw MI Hosp Fin Auth Hosp (Covenant Medical Center Inc Proj.) Series 2020 J, 5% 7/1/2035	400,000	423,798
		63,186,002
Housing - 0.1%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 3.5% 12/1/2050	2,065,000	2,045,975
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) 5.5% 6/1/2053	9,730,000	10,221,637
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2021A, 3% 6/1/2052	4,410,000	4,300,512
		16,568,124
Special Tax - 0.1%
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2036	2,000,000	2,197,982
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2037	2,000,000	2,182,561
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2038	2,000,000	2,180,165
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2039	2,000,000	2,158,824
Detroit MI Downtown Dev Auth Tax Series 2024, 5% 7/1/2040	620,000	668,868
		9,388,400
Tobacco Bonds - 0.1%
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2030	775,000	827,289
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2031	1,005,000	1,075,457
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2032	970,000	1,034,357
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) 5% 6/1/2033	1,745,000	1,857,279
Michigan Fin Auth Rev (Michigan Tobacco Settlement Fin Auth Tobacco Settlement Asset Backed Rev Proj.) Series 2020 A 2, 5% 6/1/2040	2,340,000	2,432,024
		7,226,406
Transportation - 0.0%
State of Michigan (MI St Garvee Proj.) 5% 3/15/2027	3,230,000	3,365,295
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2029	245,000	255,487
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2030	380,000	396,148
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2031	390,000	406,217
Wayne Cnty Mich Arpt Auth Rev Series A, 5% 12/1/2036	535,000	553,385
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2029 (e)	685,000	707,402
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2030 (e)	485,000	500,038
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2031 (e)	525,000	540,806
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2033 (e)	375,000	385,325
Wayne Cnty Mich Arpt Auth Rev Series B, 5% 12/1/2036 (e)	810,000	828,618
		7,938,721
Water & Sewer - 0.1%
Great Lakes Sewer Auth Mich Series 2022A, 5% 7/1/2033	330,000	370,752
Great Lakes Sewer Auth Mich Series 2022A, 5% 7/1/2035	745,000	828,522
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5% 7/1/2033	270,000	303,342
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5% 7/1/2035	3,000,000	3,336,329
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) Series D1, 5% 7/1/2027	415,000	418,095
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) Series D1, 5% 7/1/2029	970,000	977,426
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) Series D1, 5% 7/1/2031	1,165,000	1,173,403
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) Series D1, 5% 7/1/2032	970,000	976,567
Michigan Fin Auth Rev (Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Proj.) Series D1, 5% 7/1/2033	825,000	830,585
		9,215,021
TOTAL MICHIGAN		262,236,664
Minnesota - 0.9%
Escrowed/Pre-Refunded - 0.0%
St Paul MN Hsg & Redev Auth Hosp Series 2015A, 5% 11/15/2040 (Pre-refunded to 11/15/2025 at 100)	1,410,000	1,431,648
General Obligations - 0.3%
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2033	1,875,000	2,084,113
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2034	1,500,000	1,659,823
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 A, 5% 8/1/2035	1,210,000	1,346,609
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022 B, 5% 8/1/2032	2,120,000	2,357,895
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022C, 5% 8/1/2033	1,780,000	1,978,518
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022C, 5% 8/1/2034	2,685,000	2,971,082
Minnesota Housing Finance Agency (Minnesota St Proj.) Series 2022C, 5% 8/1/2035	2,820,000	3,138,380
Minnesota St Gen. Oblig. Series 2021B, 4% 9/1/2032	4,475,000	4,689,185
Minnesota St Gen. Oblig. Series 2022B, 4% 8/1/2036	11,000,000	11,467,997
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.45% 2/1/2037 (Minnesota St Guaranteed)	4,795,000	4,686,898
Mounds View MN Indpt Sch Dist No 621 Series 2018 A, 3.55% 2/1/2038 (Minnesota St Guaranteed)	5,005,000	4,886,541
West St Paul MN Indept Sch Dis Series 2018 A, 3.6% 2/1/2037 (Minnesota St Guaranteed)	3,495,000	3,480,455
West St Paul MN Indept Sch Dis Series 2018 A, 3.65% 2/1/2038 (Minnesota St Guaranteed)	3,665,000	3,645,746
		48,393,242
Health Care - 0.5%
Maple Grove MN Health Care Sys Rev (North Memorial Med Center, MN Proj.) Series 2015, 5% 9/1/2026	2,100,000	2,114,876
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (b)	3,945,000	4,163,074
Shakopee Minn Sr Hsg Rev (Benedictine Living Communities Proj.) Series 2018, 5.85% tender 11/1/2058 (b)(f)	6,840,000	6,824,152
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2038	2,270,000	2,513,095
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2039	2,000,000	2,200,617
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2040	5,000,000	5,477,221
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2041	2,500,000	2,725,075
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2042	5,750,000	6,244,509
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2024, 5% 5/1/2054	7,910,000	8,258,212
		40,520,831
Housing - 0.1%
Minneapolis MN Multifamily Rev Series 2019, 2.46% 1/1/2038 (Fannie Mae Guaranteed)	6,408,834	4,994,059
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 B, 3% 7/1/2051	1,610,000	1,574,935
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 D, 3% 1/1/2052	6,230,000	6,086,688
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2023 R, 6.25% 7/1/2054	2,190,000	2,367,660
		15,023,342
Transportation - 0.0%
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2032 (e)	780,000	838,097
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2033 (e)	1,165,000	1,247,234
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2034 (e)	1,135,000	1,208,461
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2035 (e)	705,000	747,888
Minneapolis Met Airport Commis Series 2022B, 5% 1/1/2036 (e)	565,000	597,405
		4,639,085
Water & Sewer - 0.0%
Minnesota Pub Facs Auth St Revolving Fd Rev Series 2016 B, 4% 3/1/2026	1,095,000	1,107,305
TOTAL MINNESOTA		111,115,453
Mississippi - 0.3%
General Obligations - 0.0%
Mississippi St Gen. Oblig. Series 2017 A, 5% 10/1/2030	5,340,000	5,613,303
Health Care - 0.3%
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 4% 10/1/2036 (f)	850,000	743,099
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 4% 10/1/2041 (f)	1,360,000	1,113,347
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2029 (f)	2,000,000	2,028,521
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2030 (f)	2,800,000	2,845,726
Mississippi Dev Bank Spl Obl (Magnolia Regional Health Center Proj.) Series 2021, 5% 10/1/2032 (f)	3,070,000	3,115,576
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2025	500,000	500,016
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2026	700,000	709,027
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2027	1,245,000	1,277,201
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2028	500,000	519,386
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2029	510,000	535,559
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019 B, 5% 1/1/2030	595,000	629,788
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2030	500,000	529,234
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2031	1,500,000	1,581,368
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2032	1,750,000	1,846,207
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2034	1,065,000	1,122,868
Mississippi Hosp Eq & Facs Aut (Forrest Cnty Gen Hosp Proj.) Series 2019A, 5% 1/1/2035	2,000,000	2,106,627
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 II, 5% tender 10/1/2040 (b)	3,025,000	3,115,534
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 IV, 5% 10/1/2034	1,435,000	1,518,501
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 IV, 5% 10/1/2038	1,675,000	1,750,602
Mississippi Hosp Eq & Facs Aut (North Mississippi Hlth Svcs Proj.) Series 2020 IV, 5% 10/1/2039	1,000,000	1,042,023
		28,630,210
TOTAL MISSISSIPPI		34,243,513
Missouri - 0.6%
General Obligations - 0.1%
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2034	950,000	1,039,224
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2035	1,250,000	1,361,268
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2036	1,250,000	1,355,303
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2037	1,350,000	1,459,043
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2038	2,000,000	2,151,706
St Charles Cnty MO Francis Howell Sch Dist 5% 3/1/2039	2,740,000	2,934,917
		10,301,461
Health Care - 0.3%
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2027	970,000	1,006,388
Cape Girardeau Cnty MO Indl Dev Auth Health Care Facs Rev (Mercy Health Proj.) Series A, 5% 3/1/2036	2,375,000	2,432,487
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 4% 7/1/2046	7,030,000	6,806,569
Missouri Hlth & Edl Facs Rev (Childrens Mercy Hospital Fndtn Proj.) 5% 5/15/2029	970,000	994,226
Missouri Hlth & Edl Facs Rev (Childrens Mercy Hospital Fndtn Proj.) 5% 5/15/2030	970,000	993,518
Missouri Hlth & Edl Facs Rev (Childrens Mercy Hospital Fndtn Proj.) 5% 5/15/2031	970,000	992,313
Missouri Hlth & Edl Facs Rev (Childrens Mercy Hospital Fndtn Proj.) 5% 5/15/2036	2,915,000	2,957,672
Missouri Hlth & Edl Facs Rev (Lake Regional Hlth Proj.) Series 2021, 4% 2/15/2034	400,000	377,712
Missouri Hlth & Edl Facs Rev (Lake Regional Hlth Proj.) Series 2021, 5% 2/15/2030	670,000	701,823
Missouri Hlth & Edl Facs Rev (Lake Regional Hlth Proj.) Series 2021, 5% 2/15/2031	705,000	741,801
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 4% 2/1/2040	680,000	661,483
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2030	2,395,000	2,411,924
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2032	2,645,000	2,660,560
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) 5% 2/1/2045	3,395,000	3,402,949
Missouri Hlth & Edl Facs Rev (Ssm Health Care System Proj.) Series 2022A, 5% 6/1/2032	2,150,000	2,384,491
Missouri Hlth & Edl Facs Rev (Ssm Health Care System Proj.) Series 2022A, 5% 6/1/2033	1,850,000	2,035,394
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2017, 5% 9/1/2048	4,560,000	4,383,544
St Louis Cnty MO Indl Dev Auth Sr Living Facs Rev (Friendship Village of West County Proj.) Series 2018A, 5.125% 9/1/2048	2,210,000	2,161,525
		38,106,379
Housing - 0.1%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 4% 5/1/2050	585,000	586,033
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021C, 3.25% 11/1/2052	2,160,000	2,119,606
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2023 E, 6.5% 5/1/2054	5,485,000	6,100,668
		8,806,307
Transportation - 0.1%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 4% 3/1/2040 (e)	9,950,000	9,641,013
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2033 (e)	1,600,000	1,677,792
St Louis MO Arpt Rev Series 2019C, 5% 7/1/2030	3,660,000	3,932,474
		15,251,279
Water & Sewer - 0.0%
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2029	550,000	581,316
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2031	415,000	437,453
Kansas City MO Santn Swr Sys Rev Series 2018 B, 5% 1/1/2034	380,000	399,244
		1,418,013
TOTAL MISSOURI		73,883,439
Montana - 0.2%
Health Care - 0.1%
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2016, 5% 2/15/2025	1,940,000	1,942,602
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2016, 5% 2/15/2026	3,105,000	3,146,642
Montana Facility Finance Authority (Logan Health Proj.) Series 2018 B, 5% 7/1/2031	1,170,000	1,202,444
		6,291,688
Housing - 0.0%
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series 2019B, 4% 6/1/2050	375,000	376,044
Montana St Brd Hsg Single Family Mtg (MT Single Family Proj.) Series A 1, 4% 12/1/2047 (e)	60,000	59,898
		435,942
Other - 0.1%
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2032 (f)	1,160,000	1,051,293
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2036 (f)	3,065,000	2,626,786
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2041 (f)	4,910,000	3,871,138
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2046 (f)	3,195,000	2,351,721
Gallatin Cnty Mont Indl Dev Rev (Bozeman Fiber Proj.) Series 2021A, 4% 10/15/2051 (f)	2,625,000	1,848,812
		11,749,750
TOTAL MONTANA		18,477,380
Nebraska - 0.6%
Electric Utilities - 0.2%
Nebraska Pub Pwr Dist Rev Series 2021 C, 5% 1/1/2026	1,000,000	1,019,603
Nebraska Pub Pwr Dist Rev Series 2021 D, 5% 1/1/2025	600,000	600,028
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2031	3,885,000	3,943,739
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2034	4,235,000	4,295,286
Nebraska Pub Pwr Dist Rev Series B, 5% 1/1/2036	5,135,000	5,203,563
Omaha Public Power District Series 2022 A, 5% 2/1/2035	575,000	640,041
Omaha Public Power District Series 2022 A, 5% 2/1/2036	640,000	711,793
Omaha Public Power District Series 2022B, 5% 2/1/2034	1,550,000	1,736,077
Omaha Public Power District Series 2022B, 5% 2/1/2035	450,000	500,902
		18,651,032
General Obligations - 0.2%
Central Plains Energy Proj NE Gas Proj Rev 4% tender 12/1/2049 (Royal Bank of Canada Guaranteed) (b)	15,350,000	15,366,770
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (b)	7,925,000	8,332,593
		23,699,363
Housing - 0.1%
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 B, 4% 9/1/2049 (e)	1,455,000	1,448,663
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2019 E, 3.75% 9/1/2049 (e)	1,485,000	1,475,703
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2020 A, 3.5% 9/1/2050	1,725,000	1,708,777
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2021 A, 3% 9/1/2045	4,020,000	3,923,508
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 3/1/2027 (e)	1,165,000	1,195,288
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 3/1/2028 (e)	1,205,000	1,248,299
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2027 (e)	1,185,000	1,222,892
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2028 (e)	650,000	676,599
Nebraska Invt Fin Auth Sfh Rev (NE Single Family Hsg Proj.) Series 2022 B, 5% 9/1/2029 (e)	1,270,000	1,331,274
		14,231,003
Transportation - 0.1%
Lincoln Neb Arpt Auth Series 2021, 4% 7/1/2036 (e)	1,000,000	987,759
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2035 (Assured Guaranty Municipal Corp Insured) (e)	1,000,000	1,085,863
Omaha NE Arpt Auth Arpt Rev Series 2024, 5% 12/15/2036 (Assured Guaranty Municipal Corp Insured) (e)	1,300,000	1,406,415
Omaha NE Arpt Auth Arpt Rev Series 2024, 5.25% 12/15/2037 (Assured Guaranty Municipal Corp Insured) (e)	3,795,000	4,203,204
Omaha NE Arpt Auth Arpt Rev Series 2024, 5.25% 12/15/2038 (Assured Guaranty Municipal Corp Insured) (e)	3,250,000	3,585,299
Omaha NE Arpt Auth Arpt Rev Series 2024, 5.25% 12/15/2039 (Assured Guaranty Municipal Corp Insured) (e)	2,750,000	3,020,341
		14,288,881
TOTAL NEBRASKA		70,870,279
Nevada - 1.2%
Electric Utilities - 0.1%
Humboldt Cnty Nev Pcr (Sierra Pacific Power Co Proj.) Series 2016 A, 3.55% 10/1/2029	1,665,000	1,672,148
Humboldt Cnty Nev Pcr (Sierra Pacific Power Co Proj.) Series 2016B, 3.55% 10/1/2029	1,275,000	1,277,078
Washoe Cnty NV Gas & Wtr Facs (Sierra Pacific Power Co Proj.) Series 2016B, 3.625% tender 3/1/2036 (b)	2,350,000	2,352,620
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016 F, 4.125% tender 3/1/2036 (b)(e)	2,105,000	2,108,193
Washoe Cnty NV Wtr Fac Rev (Sierra Pacific Power Co Proj.) Series 2016C, 4.125% tender 3/1/2036 (b)(e)	1,130,000	1,131,714
		8,541,753
General Obligations - 0.8%
Clark Cnty NV Gen. Oblig. Series 2017, 3% 11/1/2035	3,325,000	3,095,605
Clark Cnty NV School Dist 5% 6/15/2034	6,330,000	6,666,512
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2025	5,770,000	5,815,265
Clark Cnty NV School Dist Series 2017 A, 5% 6/15/2026	5,000,000	5,132,432
Clark Cnty NV School Dist Series 2018 B, 5% 6/15/2034	4,195,000	4,440,780
Clark Cnty NV School Dist Series 2018 B, 5% 6/15/2035	8,000,000	8,436,583
Clark Cnty NV School Dist Series 2018A, 5% 6/15/2033	3,400,000	3,587,228
Clark Cnty NV School Dist Series 2020A, 5% 6/15/2033 (Assured Guaranty Municipal Corp Insured)	1,090,000	1,187,500
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2040	26,300,000	23,005,426
Clark Cnty NV School Dist Series 2024 B, 3% 6/15/2044	24,735,000	20,605,850
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2040	8,055,000	7,143,187
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2042	7,680,000	6,627,974
		95,744,342
Health Care - 0.0%
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2028	445,000	459,266
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2030	730,000	752,235
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2032	725,000	745,872
Carson City Nev Hosp Rev (Carson Tahoe Hospital Proj.) Series 2017, 5% 9/1/2034	740,000	759,392
		2,716,765
Housing - 0.0%
Nevada Hsg Div Single Family Mtg Rev (NV Single Fam Mort Rev 9/1/2008 Proj.) Series 2019B, 4% 10/1/2049	890,000	891,237
Special Tax - 0.1%
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2028	1,500,000	1,555,793
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2031	2,395,000	2,513,989
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2035	1,825,000	1,893,709
Tahoe-Douglas Visitors Auth Nev Stateline Rev (Tahoe-Douglas Visitors Auth Nev Stateline Rev Proj.) 5% 7/1/2040	1,000,000	1,023,081
		6,986,572
Transportation - 0.1%
Clark Cnty NV Arpt Rev Series 2019 A, 5% 7/1/2026	2,965,000	3,050,168
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2035 (e)	1,000,000	1,075,699
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5% 7/1/2036 (e)	700,000	750,077
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2037 (e)	750,000	821,219
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2038 (e)	500,000	545,229
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2039 (e)	650,000	704,571
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2040 (e)	700,000	755,365
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2041 (e)	650,000	698,341
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2042 (e)	1,110,000	1,187,971
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2043 (e)	1,110,000	1,183,201
Reno Tahoe Arpt Auth NV Arpt Rev Series 2024 A, 5.25% 7/1/2044 (e)	1,430,000	1,525,144
		12,296,985
Water & Sewer - 0.1%
Las Vegas Valley NV Gen. Oblig. Series 2016A, 5% 6/1/2032	2,815,000	2,885,740
Las Vegas Valley NV Gen. Oblig. Series 2016A, 5% 6/1/2033	4,855,000	4,970,230
Las Vegas Valley NV Gen. Oblig. Series 2016A, 5% 6/1/2034	5,145,000	5,263,528
		13,119,498
TOTAL NEVADA		140,297,152
New Hampshire - 0.7%
Education - 0.0%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2028 (e)	1,000,000	1,054,682
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2029 (e)	1,025,000	1,092,223
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2031 (e)	1,050,000	1,131,316
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2032 (e)	1,000,000	1,079,434
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2033 (e)	1,025,000	1,105,560
		5,463,215
Health Care - 0.3%
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2036	730,000	717,228
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2037	900,000	881,672
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2038	1,000,000	954,381
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2040	1,050,000	1,012,792
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 4% 8/15/2041	1,000,000	950,160
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2027	505,000	525,827
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2034	905,000	980,197
National Fin Auth NH Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2021 B, 5% 8/15/2035	680,000	734,088
New Hampshire Health and Education Facilities Authority Act (Catholic Medical Center, NH Proj.) Series 2017, 5% 7/1/2036	2,105,000	2,129,867
New Hampshire Health and Education Facilities Authority Act (Catholic Medical Center, NH Proj.) Series 2017, 5% 7/1/2044	1,830,000	1,809,724
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A 1, 5% 8/1/2030	1,190,000	1,239,176
NH Health & Ed Facs Auth Rev (Catholic Medical Center, NH Proj.) 5% 7/1/2026	1,245,000	1,245,269
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 4% 10/1/2038	800,000	751,124
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2026	4,560,000	4,658,044
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2027	4,860,000	4,958,537
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2028	1,940,000	1,977,089
NH Health & Ed Facs Auth Rev (Elliot Health System Proj.) Series 2016, 5% 10/1/2030	7,070,000	7,181,409
		32,706,584
Housing - 0.4%
National Fin Auth NH Hosp Rev (Lihtc 2020-1 Us Proj.) Series 1 Class A, 4.125% 1/20/2034	9,148,104	9,081,048
National Fin Auth NH Hosp Rev (Lihtc 2022-1 Us Proj.) Series 1 Class A, 4.375% 9/20/2036	7,014,893	6,966,397
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	25,852,691	24,464,361
New Hampshire Business Finance Authority (Lihtc 2022-2 Us Proj.) Series 2 Class A, 4% 10/20/2036	10,413,232	10,038,291
		50,550,097
TOTAL NEW HAMPSHIRE		88,719,896
New Jersey - 5.7%
Education - 0.6%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2027 (e)	3,735,000	3,860,260
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2028 (e)	6,850,000	7,151,774
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) 5% 12/1/2029 (e)	4,475,000	4,682,104
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2025	1,925,000	1,952,996
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2025 (e)	3,900,000	3,944,064
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2026 (e)	3,100,000	3,173,306
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020 A, 5% 12/1/2028 (e)	1,225,000	1,278,967
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2020B, 5% 12/1/2025 (e)	2,675,000	2,705,223
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2027 (e)	1,275,000	1,317,760
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2028 (e)	1,400,000	1,461,676
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2029 (e)	1,400,000	1,464,792
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2022A, 5% 12/1/2030 (e)	750,000	792,187
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2027 (e)	1,350,000	1,395,275
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2028 (e)	1,325,000	1,383,372
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2029 (e)	2,000,000	2,092,561
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2027 (e)	5,000,000	5,167,685
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2028 (e)	5,500,000	5,742,300
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023B, 5% 12/1/2029 (e)	5,500,000	5,754,542
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2032 (e)	1,850,000	1,959,285
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 A, 5% 12/1/2033 (e)	785,000	831,323
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2028 (e)	5,500,000	5,742,300
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2029 (e)	1,180,000	1,234,611
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2030 (e)	5,000,000	5,281,249
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2031 (e)	2,420,000	2,563,852
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2032 (e)	2,820,000	2,986,585
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2033 (e)	1,000,000	1,059,010
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2025 (Assured Guaranty Municipal Corp Insured)	975,000	981,076
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2027 (Assured Guaranty Municipal Corp Insured)	1,360,000	1,415,354
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2028 (Assured Guaranty Municipal Corp Insured)	1,940,000	2,003,627
New Jersey Econom Dev Auth Rev (Provident Montclair Proj.) 5% 6/1/2029 (Assured Guaranty Municipal Corp Insured)	1,455,000	1,502,136
New Jersey Educational Facilities Authority (Stockton University Proj.) Series 2016A, 5% 7/1/2029	1,820,000	1,856,698
		84,737,950
Escrowed/Pre-Refunded - 0.0%
Bayonne NJ Gen. Oblig. 5% 7/1/2031 (Pre-refunded to 7/1/2026 at 100)	1,430,000	1,473,031
Bayonne NJ Gen. Oblig. 5% 7/1/2032 (Pre-refunded to 7/1/2026 at 100)	970,000	999,189
Bayonne NJ Gen. Oblig. 5% 7/1/2033 (Pre-refunded to 7/1/2026 at 100)	970,000	999,188
New Jersey Health Care Series 2016 A, 5% 7/1/2028 (Pre-refunded to 7/1/2026 at 100)	1,185,000	1,215,398
		4,686,806
General Obligations - 3.5%
Cherry Hill Twp NJ Sch Dist 4% 8/1/2037	4,500,000	4,590,761
Cherry Hill Twp NJ Sch Dist 4% 8/1/2038	3,500,000	3,557,538
Cherry Hill Twp NJ Sch Dist 4% 8/1/2039	13,815,000	13,991,492
Clearview NJ Regl High Sch Dist 4% 8/1/2037	3,200,000	3,236,150
Clearview NJ Regl High Sch Dist 4% 8/1/2038	3,015,000	3,042,983
Clearview NJ Regl High Sch Dist 4% 8/1/2039	3,490,000	3,509,708
Mercer Cnty NJ Gen. Oblig. Series 2021, 2% 2/15/2032	2,940,000	2,528,457
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2018EEE, 5% 6/15/2030	2,170,000	2,308,183
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2025 (f)	3,395,000	3,439,815
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series 2019 GGG, 5.25% 9/1/2026 (f)	3,200,000	3,308,516
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	2,200,000	2,423,644
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2032	1,390,000	1,545,385
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2034	5,150,000	5,482,188
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2034	2,040,000	2,253,112
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2035	8,205,000	8,724,233
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2035	2,085,000	2,294,297
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2036	5,010,000	5,311,539
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2033	3,225,000	3,620,331
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2035	3,000,000	3,374,776
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5.25% 6/15/2037	1,430,000	1,620,797
New Jersey St Gen. Oblig. 2% 6/1/2034	3,235,000	2,653,519
New Jersey St Gen. Oblig. 2% 6/1/2036	4,395,000	3,423,422
New Jersey St Gen. Oblig. 4% 6/1/2030	13,105,000	13,722,933
New Jersey St Gen. Oblig. 4% 6/1/2031	2,185,000	2,300,020
New Jersey St Gen. Oblig. 4% 6/1/2032	1,470,000	1,552,423
New Jersey St Gen. Oblig. 5% 6/1/2026	10,480,000	10,766,529
New Jersey St Gen. Oblig. 5% 6/1/2029	6,530,000	7,067,552
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (g)	13,270,000	12,029,944
New Jersey Trans Trust Fund Auth 0% 12/15/2028 (g)	3,025,000	2,645,834
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Municipal Corp Insured) (g)	5,660,000	4,781,870
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (g)	1,000,000	810,357
New Jersey Trans Trust Fund Auth 0% 12/15/2030 (Financial Guaranty Ins CO Insured) (g)	10,960,000	8,886,712
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (g)	5,200,000	4,052,824
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (g)	13,220,000	9,131,649
New Jersey Trans Trust Fund Auth 4% 6/15/2034	2,510,000	2,565,664
New Jersey Trans Trust Fund Auth 4% 6/15/2036	1,550,000	1,563,732
New Jersey Trans Trust Fund Auth 4% 6/15/2036	2,500,000	2,523,794
New Jersey Trans Trust Fund Auth 4% 6/15/2037	2,150,000	2,157,432
New Jersey Trans Trust Fund Auth 4% 6/15/2039	1,960,000	1,945,018
New Jersey Trans Trust Fund Auth 5% 12/15/2025	4,380,000	4,453,860
New Jersey Trans Trust Fund Auth 5% 12/15/2026	6,900,000	7,144,125
New Jersey Trans Trust Fund Auth 5% 12/15/2027	12,250,000	12,908,359
New Jersey Trans Trust Fund Auth 5% 12/15/2028	4,270,000	4,563,424
New Jersey Trans Trust Fund Auth 5% 12/15/2030	885,000	957,653
New Jersey Trans Trust Fund Auth 5% 12/15/2031	4,720,000	5,100,004
New Jersey Trans Trust Fund Auth 5% 12/15/2033	1,575,000	1,693,361
New Jersey Trans Trust Fund Auth 5% 6/15/2026	7,285,000	7,289,085
New Jersey Trans Trust Fund Auth 5% 6/15/2030 (Pre-refunded to 12/15/2028 at 100)	3,500,000	3,767,083
New Jersey Trans Trust Fund Auth 5% 6/15/2031 (Pre-refunded to 12/15/2028 at 100)	2,250,000	2,421,696
New Jersey Trans Trust Fund Auth 5% 6/15/2032	5,660,000	5,999,083
New Jersey Trans Trust Fund Auth 5% 6/15/2033	1,555,000	1,739,214
New Jersey Trans Trust Fund Auth 5% 6/15/2035	2,010,000	2,172,909
New Jersey Trans Trust Fund Auth 5% 6/15/2035	2,000,000	2,209,514
New Jersey Trans Trust Fund Auth 5% 6/15/2035	3,300,000	3,730,578
New Jersey Trans Trust Fund Auth 5% 6/15/2036	2,270,000	2,442,428
New Jersey Trans Trust Fund Auth 5% 6/15/2036	4,280,000	4,818,692
New Jersey Trans Trust Fund Auth 5% 6/15/2037	1,030,000	1,127,149
New Jersey Trans Trust Fund Auth 5% 6/15/2037	6,000,000	6,727,214
New Jersey Trans Trust Fund Auth 5% 6/15/2038	1,930,000	2,064,096
New Jersey Trans Trust Fund Auth 5% 6/15/2039	6,000,000	6,654,763
New Jersey Trans Trust Fund Auth 5% 6/15/2040	6,000,000	6,623,309
New Jersey Trans Trust Fund Auth 5% 6/15/2041	5,000,000	5,493,987
New Jersey Trans Trust Fund Auth 5.25% 6/15/2032	1,450,000	1,640,753
New Jersey Trans Trust Fund Auth 5.25% 6/15/2036	1,450,000	1,622,468
New Jersey Trans Trust Fund Auth 5.25% 6/15/2041	21,745,000	24,340,386
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2032	1,600,000	1,693,992
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2033	6,395,000	6,750,804
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	4,640,000	4,882,117
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2036	1,000,000	1,004,275
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2038	5,000,000	5,032,333
New Jersey Trans Trust Fund Auth Series 2022 A, 4% 6/15/2039	14,370,000	14,260,159
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2030	2,770,000	3,020,647
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2031	7,210,000	7,956,457
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2032	5,145,000	5,737,313
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2033	13,115,000	14,582,428
New Jersey Trans Trust Fund Auth Series 2022AA, 5% 6/15/2035	13,670,000	15,023,093
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2028	2,000,000	2,129,499
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2029	2,490,000	2,686,428
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2029	2,500,000	2,697,217
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2030	3,000,000	3,275,759
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2031	3,430,000	3,788,952
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2031	4,500,000	4,970,928
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	3,805,000	4,242,061
NJ Hlth Care Facs Fing Auth Dept Human Svcs Lease (New Jersey St Proj.) Series 2024, 5% 9/15/2032	3,120,000	3,478,378
		411,663,166
Health Care - 0.1%
New Jersey Econom Dev Auth Rev (Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% (f)	1,435,000	1,130,996
New Jersey Economic Dev Auth Rev (White Horse HMT Urban Renewal LLC Proj.) 5% (d)(f)	1,535,000	1,009,593
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% tender 7/1/2042 (b)	10,070,000	10,147,398
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 5% 7/1/2041	2,430,000	2,445,316
New Jersey Health Care (Univ of Penn Health Systems Proj.) 5% 7/1/2028	440,000	452,201
New Jersey Health Care (Univ of Penn Health Systems Proj.) Series 2016A, 5% 7/1/2033	1,465,000	1,499,956
		16,685,460
Special Tax - 0.2%
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2036 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,669,972
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2037 (Assured Guaranty Municipal Corp Insured)	2,250,000	2,493,794
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2038 (Assured Guaranty Municipal Corp Insured)	2,250,000	2,483,681
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2039 (Assured Guaranty Municipal Corp Insured)	1,575,000	1,730,068
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2040 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,639,984
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2041 (Assured Guaranty Municipal Corp Insured)	1,300,000	1,413,737
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024A, 5% 11/1/2042 (Assured Guaranty Municipal Corp Insured)	1,700,000	1,838,459
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2036 (Assured Guaranty Municipal Corp Insured)	525,000	584,490
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2038 (Assured Guaranty Municipal Corp Insured)	750,000	827,893
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2039 (Assured Guaranty Municipal Corp Insured)	600,000	659,073
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2040 (Assured Guaranty Municipal Corp Insured)	890,000	973,057
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2041 (Assured Guaranty Municipal Corp Insured)	950,000	1,033,115
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2042 (Assured Guaranty Municipal Corp Insured)	1,200,000	1,297,736
Casino Reinvestment Development Authority NJ Luxury Tax Rev Series 2024B, 5% 11/1/2043 (Assured Guaranty Municipal Corp Insured)	825,000	887,771
		19,532,830
Tobacco Bonds - 0.1%
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	9,415,000	9,402,307
Transportation - 1.2%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2027	14,620,000	14,948,390
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2018 A, 5% 6/15/2030	1,125,000	1,147,413
New Jersey Turnpike Authority 4% 1/1/2035	5,670,000	6,038,020
New Jersey Turnpike Authority 5% 1/1/2028	4,740,000	4,789,092
New Jersey Turnpike Authority 5% 1/1/2028	13,640,000	14,448,552
New Jersey Turnpike Authority 5% 1/1/2030	13,780,000	15,067,339
New Jersey Turnpike Authority 5% 1/1/2032	10,775,000	12,083,348
New Jersey Turnpike Authority 5% 1/1/2033	11,345,000	12,861,348
New Jersey Turnpike Authority 5% 1/1/2034	6,805,000	7,782,952
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2042	10,735,000	11,838,277
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2043	11,280,000	12,417,849
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2044	15,040,000	16,541,810
New Jersey Turnpike Authority Series 2024 C, 5% 1/1/2045	13,420,000	14,718,753
		144,683,143
Water & Sewer - 0.0%
New Jersey Enviro Infrast Tr Series 2016A R1, 5% 9/1/2025	2,065,000	2,092,595
New Jersey Enviro Infrast Tr Series 2016A R2, 5% 9/1/2025	3,010,000	3,050,223
		5,142,818
TOTAL NEW JERSEY		696,534,480
New Jersey,New York - 0.7%
Transportation - 0.7%
Port Auth NY & NJ 5% 1/15/2033 (e)	2,000,000	2,178,965
Port Auth NY & NJ 5% 1/15/2034 (e)	3,485,000	3,798,555
Port Auth NY & NJ 5% 1/15/2035 (e)	2,000,000	2,159,491
Port Auth NY & NJ 5% 1/15/2036 (e)	1,000,000	1,075,785
Port Auth NY & NJ 5% 1/15/2037 (e)	1,000,000	1,072,438
Port Auth NY & NJ 5% 1/15/2039 (e)	2,390,000	2,546,017
Port Auth NY & NJ 5% 1/15/2040 (e)	5,000,000	5,312,380
Port Auth NY & NJ 5% 1/15/2041 (e)	6,350,000	6,711,813
Port Auth NY & NJ 5% 1/15/2042 (e)	4,100,000	4,310,377
Port Auth NY & NJ Series 193, 5% 10/15/2029 (e)	3,650,000	3,680,843
Port Auth NY & NJ Series 223, 4% 7/15/2039 (e)	2,175,000	2,134,892
Port Auth NY & NJ Series 226, 5% 10/15/2033 (e)	1,350,000	1,456,763
Port Auth NY & NJ Series 227, 2% 10/1/2033 (e)	19,565,000	15,425,238
Port Auth NY & NJ Series 231, 5% 8/1/2033 (e)	12,500,000	13,598,926
Port Auth NY & NJ Series 231, 5% 8/1/2034 (e)	7,095,000	7,685,441
Port Auth NY & NJ Series 238, 5% 7/15/2039 (e)	3,150,000	3,366,372
Port Auth NY & NJ Series 242, 5% 12/1/2036 (e)	1,750,000	1,889,185
Port Auth NY & NJ Series 242, 5% 12/1/2037 (e)	2,200,000	2,365,062
Port Auth NY & NJ Series 242, 5% 12/1/2038 (e)	2,000,000	2,142,147
Port Auth NY & NJ Series 242, 5% 12/1/2039 (e)	4,150,000	4,445,492
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 5% 11/1/2036 (e)	1,080,000	1,127,632
		88,483,814
TOTAL NEW JERSEY,NEW YORK		88,483,814
New Mexico - 0.1%
Health Care - 0.1%
New Mexico St Hosp Equip Ln Council Hosp Rev (Presbyterian Hlthcare Serv Sys Proj.) 5% tender 8/1/2049 (b)	8,245,000	8,312,193
Housing - 0.0%
New Mexico Mtg Fin Auth (NM SF Mortgage Proj.) Series 2019 D, 3.75% 1/1/2050	1,480,000	1,475,510
TOTAL NEW MEXICO		9,787,703
New York - 5.9%
Education - 0.1%
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) 5% 7/1/2025	2,430,000	2,447,163
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2032	1,810,000	1,873,327
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2033	900,000	927,640
New York St Dorm Auth Revs Non St Supported Debt (Wagner College, NY Proj.) 5% 7/1/2034	255,000	261,406
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2037	1,840,000	1,913,136
Onondaga NY Civic Dev Corp (Syracuse University, NY Proj.) 5% 12/1/2032	1,250,000	1,377,365
Onondaga NY Civic Dev Corp (Syracuse University, NY Proj.) 5% 12/1/2034	2,300,000	2,519,627
		11,319,664
Electric Utilities - 0.3%
Long Island Pwr Auth NY Elec 1% 9/1/2025	28,250,000	27,658,615
Long Island Pwr Auth NY Elec 1.5% tender 9/1/2051 (b)	9,325,000	8,991,778
Long Island Pwr Auth NY Elec Series 2022 A, 5% 9/1/2035	800,000	897,938
		37,548,331
Escrowed/Pre-Refunded - 0.0%
New York State Dormitory Authority Series 2021E, 5% 3/15/2036 (Pre-refunded to 3/15/2032 at 100)	5,000	5,626
General Obligations - 0.5%
City of New York NY Gen. Oblig. 5% 3/1/2042	5,410,000	5,772,804
City of New York NY Gen. Oblig. 5% 8/1/2033	2,000,000	2,181,432
City of New York NY Gen. Oblig. 5% 8/1/2033	2,350,000	2,630,837
City of New York NY Gen. Oblig. 5% 8/1/2033	1,800,000	2,015,109
City of New York NY Gen. Oblig. 5% 8/1/2034	1,750,000	1,950,636
City of New York NY Gen. Oblig. 5% 8/1/2035	2,250,000	2,500,259
City of New York NY Gen. Oblig. 5% 8/1/2036	1,570,000	1,737,947
City of New York NY Gen. Oblig. Series 2021 C, 5% 8/1/2033	2,500,000	2,726,790
City of New York NY Gen. Oblig. Series 2021 C, 5% 8/1/2034	3,310,000	3,598,247
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 4% 10/1/2035	2,395,000	2,449,312
City of New York NY Gen. Oblig. Series FISCAL 2021 SUB B 1, 5% 11/1/2032	5,800,000	6,366,056
City of New York NY Gen. Oblig. Series FISCAL 2022A SUB A 1, 4% 8/1/2040	8,210,000	8,219,171
City of New York NY Gen. Oblig. Series FISCAL 2022D SUB D 1, 5% 5/1/2035	1,540,000	1,707,738
City of New York NY Gen. Oblig. Series FISCAL 2023B SUB B 1, 5% 10/1/2031	1,500,000	1,675,147
City of New York NY Gen. Oblig. Series FISCAL 2023B SUB B 1, 5% 10/1/2033	1,000,000	1,121,157
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2034	5,000,000	5,715,699
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2035	6,000,000	6,817,357
East Hampton NY Un Free Sh Dis 2.25% 6/1/2028	2,075,000	1,950,796
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 3, 5% 7/15/2037	2,000,000	2,095,629
		63,232,123
Health Care - 0.1%
New York St Dorm Auth Revs Non St Supported Debt (Northwell Health Proj.) Series 2019 B3, 5% tender 5/1/2048 (b)	4,055,000	4,100,620
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2034 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,009,763
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2035 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,509,543
Oneida County Local Development Corp (Mohawk Valley Health System Proj.) 4% 12/1/2036 (Assured Guaranty Municipal Corp Insured)	1,635,000	1,642,700
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.125% 11/1/2041 (f)	1,360,000	1,207,416
Suffolk Cnty NY Economic Dev Corp Rev (St Johnland Assisted Living Proj.) Series 2021, 5.375% 11/1/2054 (f)	2,155,000	1,815,394
		11,285,436
Housing - 1.3%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2023E 2, 3.8% tender 11/1/2063 (b)	2,890,000	2,911,765
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (b)	23,055,000	23,128,783
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 B 2, 3.7% tender 5/1/2064 (b)	38,285,000	38,527,769
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) 0.75% 11/1/2025	3,920,000	3,797,217
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2021D 2, 0.65% tender 11/1/2056 (b)	2,545,000	2,466,424
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2021E 2, 0.65% tender 11/1/2056 (b)	4,270,000	4,155,646
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2022 B 2, 2.5% tender 11/1/2060 (b)	20,370,000	19,760,939
New York St Hsg Fin Agy 1% tender 11/1/2061 (b)	2,655,000	2,499,348
New York St Hsg Fin Agy 1.1% tender 11/1/2061 (b)	18,855,000	17,625,650
New York St Hsg Fin Agy Series 2023 C2, 3.8% tender 11/1/2062 (b)	1,670,000	1,673,665
New York St Hsg Fin Agy Series 2023 E 2, 3.875% tender 11/1/2063 (b)	3,095,000	3,106,564
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 0.6% tender 5/1/2061 (b)	7,970,000	7,835,095
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 0.7% tender 11/1/2060 (b)	3,795,000	3,733,599
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) 3.73% tender 5/1/2063 (b)	18,545,000	18,538,823
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 I, 2.25% 11/1/2036	2,305,000	1,834,261
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2023 D, 4.3% tender 11/1/2063 (b)	9,820,000	10,014,273
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 221, 3.5% 10/1/2032 (e)	700,000	693,127
		162,302,948
Industrial Development - 0.2%
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2051	12,380,000	12,380,222
MTA Hudson Rail Yards Trust Series 2016 A, 5% 11/15/2056	11,925,000	11,924,867
		24,305,089
Special Tax - 1.6%
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2032	3,885,000	4,018,634
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2035	7,285,000	7,508,775
New York NY City Transitional Fin Auth Rev Series 2018 C 2, 5% 5/1/2032	9,175,000	9,646,078
New York NY City Transitional Fin Auth Rev Series 2019 A 1, 5% 8/1/2035	7,520,000	7,878,901
New York NY City Transitional Fin Auth Rev Series 2022 F 1, 5% 2/1/2036	1,000,000	1,104,911
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2034	3,300,000	3,464,567
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2035	8,400,000	8,800,900
New York NY City Transitional Fin Auth Rev Series B 1, 5% 8/1/2036	6,555,000	6,855,252
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 4% 5/1/2036	1,075,000	1,101,216
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2035	3,000,000	3,088,464
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2036	8,615,000	8,825,097
New York NY City Transitional Fin Auth Rev Series FISCAL 2022 D SUB D1, 5% 11/1/2034	5,910,000	6,574,255
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 SUB E1, 5% 11/1/2037	10,335,000	11,512,676
New York NY City Transitional Fin Auth Rev Series FISCAL 2023 SUB E1, 5% 11/1/2040	9,325,000	10,271,040
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 C, 5% 3/15/2032	13,810,000	14,557,045
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 4% 2/15/2036	10,000,000	10,198,496
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2020 A, 4% 3/15/2034	3,055,000	3,153,306
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2033	3,825,000	4,278,899
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2036	9,140,000	10,115,984
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2041	2,640,000	2,851,936
New York State Dormitory Authority (New York State Pit Proj.) 5% 3/15/2036	11,720,000	12,971,480
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2037	5,500,000	5,596,507
New York State Urban Development Corp (New York State Pit Proj.) 5% 3/15/2036	7,610,000	8,264,701
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 5% 3/15/2034	7,250,000	8,142,912
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2027	1,330,000	1,344,682
NY Convention Ctr Dev Corp Rev Series 2015, 5% 11/15/2040	3,915,000	3,931,112
NY Mta Dedicated Tax Fund Series 2022A, 5% 11/15/2034	735,000	822,793
NY Payroll Mobility Tax 4% 11/15/2033	1,430,000	1,533,719
NY Payroll Mobility Tax 4% 11/15/2034	285,000	301,540
NY Payroll Mobility Tax 5% 11/15/2034	1,070,000	1,217,368
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2023A, 5% 5/15/2040	835,000	923,876
		180,857,122
Transportation - 1.8%
Metropolitan Transn Auth NY Rv Series 2016B, 5% 11/15/2025	3,480,000	3,533,032
Metropolitan Transn Auth NY Rv Series 2017 C 2, 0% 11/15/2033 (g)	9,795,000	6,895,866
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2030	1,900,000	1,991,271
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2033	6,725,000	7,014,800
Metropolitan Transn Auth NY Rv Series 2017C 1, 4% 11/15/2035	1,770,000	1,779,604
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2026	5,975,000	6,172,672
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2027	4,435,000	4,657,633
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2030	4,315,000	4,522,282
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2033	6,955,000	7,254,713
Metropolitan Transn Auth NY Rv Series 2020 D, 5% 11/15/2043	2,500,000	2,618,246
Metropolitan Transn Auth NY Rv Series A 1, 5% 11/15/2031	2,000,000	2,075,558
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2030	1,275,000	1,290,796
Metropolitan Transn Auth NY Rv Series D 1, 5% 11/15/2033	4,015,000	4,061,888
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2034 (e)	2,500,000	2,557,632
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 4% 10/1/2030 (e)	8,000,000	7,941,908
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 5% 10/1/2035 (e)	11,390,000	11,812,356
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2023, 6% 4/1/2035 (e)	25,350,000	28,228,384
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2028 (e)	1,220,000	1,270,590
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2030 (e)	1,900,000	2,002,773
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2033 (e)	1,800,000	1,880,495
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 4% 12/1/2039	1,350,000	1,320,213
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 4% 12/1/2040	1,500,000	1,455,202
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 4% 12/1/2041	1,450,000	1,396,639
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 4% 12/1/2042	1,400,000	1,337,806
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2028	950,000	1,006,750
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2029	950,000	1,018,505
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2030	750,000	813,178
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2031	950,000	1,025,681
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2032	1,125,000	1,210,224
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2033	2,640,000	2,832,451
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2034	1,600,000	1,711,264
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2035	1,500,000	1,599,687
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2036	1,700,000	1,808,624
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2037	1,755,000	1,862,585
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2020C, 5% 12/1/2038	1,500,000	1,586,996
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2027 (e)	8,980,000	9,293,706
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2028 (e)	2,400,000	2,499,522
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2032 (e)	8,050,000	8,570,292
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2033 (e)	9,440,000	10,016,096
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (e)	10,315,000	10,900,820
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (e)	5,155,000	5,427,761
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2036 (e)	3,515,000	3,689,654
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2037 (e)	9,375,000	9,835,898
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.25% 6/30/2037 (e)	2,470,000	2,674,497
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.25% 6/30/2038 (e)	3,125,000	3,371,050
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.25% 6/30/2041 (e)	2,250,000	2,394,437
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5% 7/1/2041 (e)	8,155,000	8,155,142
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 5.25% 1/1/2050 (e)	13,305,000	13,304,705
		221,681,884
TOTAL NEW YORK		712,538,223
North Carolina - 0.9%
Education - 0.2%
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 4% 5/1/2032	1,000,000	1,007,798
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 4% 5/1/2033	1,000,000	1,003,636
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 4% 5/1/2034	1,800,000	1,795,798
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2026	275,000	280,138
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2027	400,000	412,935
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2028	415,000	433,561
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2029	525,000	553,775
North Carolina Cap Facs Ed Rev (High Point University Proj.) Series 2021, 5% 5/1/2030	560,000	595,900
North Carolina St Ed Assistance Auth Rev Series 2023A, 5% 6/1/2043 (e)	4,215,000	4,224,081
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2030 (e)	1,110,000	1,186,997
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2031 (e)	2,450,000	2,643,155
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2032 (e)	2,750,000	2,983,545
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2033 (e)	2,750,000	2,992,426
		20,113,745
Escrowed/Pre-Refunded - 0.0%
New Hanover Cnty NC Hosp Rev 5% 10/1/2027 (Escrowed to Maturity)	395,000	415,361
General Obligations - 0.1%
Alamance Cnty NC Gen. Oblig. Series 2021, 2% 5/1/2034	4,025,000	3,326,289
Charlotte NC Gen. Oblig. 2% 6/1/2036	2,190,000	1,770,683
Charlotte NC Gen. Oblig. 2% 6/1/2037	2,500,000	1,979,188
Forsyth Cnty NC Gen. Oblig. 1.625% 3/1/2034	2,815,000	2,262,443
North Carolina St Gen. Oblig. Series 2016 B, 2% 6/1/2030	5,475,000	4,979,301
		14,317,904
Health Care - 0.2%
Atrium Health Series 2018 D, 3.625% tender 1/15/2048 (b)	165,000	165,381
Atrium Health Series 2021C, 5% tender 1/15/2050 (b)	4,430,000	4,714,162
North Carolina Med Care Commn Health Care Facs Rev (Unc Rex Healthcare Proj.) Series 2020 A, 3% 7/1/2045	2,125,000	1,740,544
North Carolina Med Care Commn Health Care Facs Rev (Wake Baptist Proj.) 2.55% tender 6/1/2048 (b)	17,085,000	16,866,654
North Carolina Med Care Commn Hosp Rev (Caromont Health Inc Proj.) 5% tender 2/1/2051 (b)	3,100,000	3,151,495
North Carolina Med Care Commn Hosp Rev (Caromont Health Inc Proj.) Series 2021 A, 5% 2/1/2025	185,000	185,235
North Carolina Med Care Retirement Fac Rev (Penick Village Proj.) 5% 9/1/2034	900,000	920,609
		27,744,080
Housing - 0.1%
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) 3.75% 7/1/2052	8,240,000	8,208,666
NC Hsg Fin Agy Homeownership Rev (NC Homeownership Proj.) Series 52 A, 6.25% 1/1/2055	4,990,000	5,392,709
		13,601,375
Industrial Development - 0.2%
Hertford Cnty NC Indl Facs & Pollutn Ctl Fing Auth Indl Dev Rev (Nucor Corp Proj.) 4.25% 11/1/2033 VRDN (b)(e)	19,500,000	19,500,000
Transportation - 0.1%
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2026 (e)	3,950,000	4,029,502
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2027 (e)	1,500,000	1,550,462
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2028 (e)	1,875,000	1,964,074
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2029 (e)	1,500,000	1,590,041
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2030 (e)	1,320,000	1,414,978
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2031 (e)	1,350,000	1,445,885
Raleigh Durham NC Arpt Auth Arpt Rev 5% 5/1/2032 (e)	1,100,000	1,173,354
		13,168,296
TOTAL NORTH CAROLINA		108,860,761
North Dakota - 0.2%
Health Care - 0.1%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 3% 12/1/2039 (Assured Guaranty Municipal Corp Insured)	4,360,000	3,655,665
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2038	1,250,000	1,164,957
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2040	5,675,000	5,182,254
		10,002,876
Housing - 0.1%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 3% 1/1/2052	3,360,000	3,288,907
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 4% 1/1/2053	7,555,000	7,575,523
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	1,790,000	1,936,342
		12,800,772
TOTAL NORTH DAKOTA		22,803,648
Ohio - 2.1%
Education - 0.1%
Miami Univ. OH Series 2020A, 5% 9/1/2030	140,000	154,067
Miami Univ. OH Series 2020A, 5% 9/1/2031	950,000	1,043,573
Miami Univ. OH Series 2020A, 5% 9/1/2033	1,770,000	1,930,455
Miami Univ. OH Series 2020A, 5% 9/1/2034	2,500,000	2,720,040
Ohio St Higher Edl Fac Commn (Xavier Univ, OH Proj.) Series 2020, 5% 5/1/2034	35,000	36,910
University Cincinnati OH Gen Series 2024D, 5% 6/1/2036	3,405,000	3,817,405
University Cincinnati OH Gen Series 2024D, 5% 6/1/2037	1,625,000	1,815,013
Youngstown St Univ Ohio Gen Rcpts Series 2021, 3% 12/15/2033 (Assured Guaranty Municipal Corp Insured)	1,930,000	1,784,526
		13,301,989
Electric Utilities - 0.4%
American Mun Pwr Rev Series 2017A, 5% 2/15/2036	5,000,000	5,207,990
American Mun Pwr Rev Series 2021A, 4% 2/15/2036	4,045,000	4,106,050
American Mun Pwr Rev Series 2021A, 4% 2/15/2037	3,000,000	3,034,321
American Mun Pwr Rev Series 2021A, 4% 2/15/2038	235,000	235,676
American Mun Pwr Rev Series 2021A, 5% 2/15/2033	2,750,000	3,008,344
American Mun Pwr Rev Series 2021A, 5% 2/15/2034	4,000,000	4,350,617
American Mun Pwr Rev Series 2021A, 5% 2/15/2035	2,715,000	2,943,437
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005B, 3.7% 7/1/2028 (e)	13,000,000	12,851,777
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005C, 3.7% 4/1/2028 (e)	5,355,000	5,298,519
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005D, 3.7% 10/1/2028 (e)	7,500,000	7,407,310
Ohio St Air Quality Dev Auth (Duke Energy Corp New Proj.) Series 2022A, 4.25% tender 11/1/2039 (b)(e)	4,440,000	4,477,272
		52,921,313
Escrowed/Pre-Refunded - 0.0%
Columbus OH City Sch Dist 5% 12/1/2032 (Pre-refunded to 6/1/2026 at 100)	280,000	287,150
Lake Cnty Ohio Hosp Facs Rev Series 2015, 5% 8/15/2027 (Pre-refunded to 8/15/2025 at 100)	2,195,000	2,216,558
		2,503,708
General Obligations - 0.2%
Columbus OH City Sch Dist 5% 12/1/2032	1,490,000	1,525,171
Lancaster Port Auth OH Gas Rev Series 2019, 5% tender 8/1/2049 (Royal Bank of Canada Guaranteed) (b)	20,230,000	20,257,060
State of Ohio Gen. Oblig. Series 2021 A, 5% 6/15/2033	2,300,000	2,557,379
		24,339,610
Health Care - 0.8%
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 4% 11/15/2034	970,000	950,119
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 4% 11/15/2035	1,000,000	976,453
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 4% 11/15/2036	1,000,000	966,895
Akron Bath Copley Hsp Dist OH (Summa Health System Proj.) Series 2020, 5% 11/15/2032	700,000	738,346
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 12/1/2029	2,290,000	2,480,745
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 12/1/2030	2,290,000	2,483,795
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2025	2,395,000	2,394,836
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2026	2,515,000	2,514,015
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2027	2,640,000	2,640,012
Fairfield Cnty OH Hosp Facs Rv (Fairfield Medical Center Proj.) 5% 6/15/2028	2,770,000	2,769,792
Franklin Cnty OH Hosp Facs Rev (Nationwide Children's Hospital Proj.) Series 2016 C, 5% 11/1/2025	1,940,000	1,968,739
Franklin Cnty OH Hosp Facs Rev (Nationwide Children's Hospital Proj.) Series 2016 C, 5% 11/1/2026	2,040,000	2,106,242
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2031	1,000,000	1,049,280
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2032	1,000,000	1,048,104
Miami Cnty OH Hosp Facs Rev (Kettering Med Ctr Inc, OH Proj.) 5% 8/1/2033	1,000,000	1,046,473
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2026	560,000	574,382
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2027	4,395,000	4,416,668
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2044	6,580,000	6,460,253
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2048	4,500,000	4,385,293
Ohio St Hosp Rev (Cleveland Clinic Foundation Proj.) Series 2019 C, 2.75% tender 1/1/2052 (b)	5,475,000	5,340,038
Ohio St Hosp Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2035	20,180,000	22,971,771
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 4% 1/15/2050	1,580,000	1,474,307
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2027	2,495,000	2,592,243
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2029	4,855,000	5,122,871
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) 5% 2/15/2029	2,250,000	2,278,729
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2019, 5% 2/15/2029	3,700,000	3,789,884
		85,540,285
Housing - 0.1%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2019B, 4.5% 3/1/2050	465,000	469,093
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2023 B, 6% 3/1/2055	6,270,000	6,812,454
		7,281,547
Special Tax - 0.4%
Cleveland Ohio Income Tax Rev Series 2021 A 1, 3% 10/1/2038	1,205,000	1,078,468
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2037	390,000	434,762
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2038	7,160,000	7,949,606
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2039	10,000,000	11,077,961
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2040	5,375,000	5,912,582
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2041	5,785,000	6,334,368
Franklin Cnty OH Convention (Franklin Cnty OH Proj.) Series 2024, 5% 12/1/2042	12,000,000	13,086,590
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2033	2,000,000	2,144,685
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2035	1,000,000	1,066,863
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev (Franklin Cnty OH Proj.) Series 2019, 5% 12/1/2036	1,180,000	1,255,811
Franklin Cnty Ohio Convention Facs Auth Hotel Proj Rev Series 2019, 5% 12/1/2044	970,000	947,614
		51,289,310
Tobacco Bonds - 0.0%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2036	2,290,000	2,391,859
Transportation - 0.0%
Cleveland OH Arpt Sys Rev Series 2016 A, 5% 1/1/2030 (Assured Guaranty Municipal Corp Insured)	1,940,000	1,941,344
Ohio St Tpk Commn Tpk Rev Series 2022A, 5% 2/15/2039	2,860,000	3,166,069
		5,107,413
Water & Sewer - 0.1%
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2038	1,175,000	1,036,778
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020 A, 5% 12/1/2038	2,505,000	2,706,458
Ohio Water Development Authority 5% 12/1/2040	1,065,000	1,176,446
Ohio Water Development Authority Series 2024 B, 5% 12/1/2032	605,000	689,821
Ohio Water Development Authority Series 2024 B, 5% 12/1/2033	875,000	1,005,913
Ohio Water Development Authority Series 2024 B, 5% 12/1/2034	1,000,000	1,158,333
Ohio Water Development Authority Series 2024 B, 5% 6/1/2032	570,000	646,239
Ohio Water Development Authority Series 2024 B, 5% 6/1/2033	500,000	572,180
Ohio Water Development Authority Series 2024 B, 5% 6/1/2034	605,000	698,286
		9,690,454
TOTAL OHIO		254,367,488
Oklahoma - 0.3%
Education - 0.1%
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 4% 8/1/2033	2,645,000	2,543,073
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 4% 8/1/2034	2,755,000	2,628,987
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2025	930,000	932,492
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2026	540,000	546,051
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2027	680,000	693,731
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2028	725,000	743,902
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2029	755,000	778,194
Oklahoma Dev Fin Auth Rev (Oklahoma City University Proj.) Series 2019, 5% 8/1/2030	1,370,000	1,409,055
		10,275,485
General Obligations - 0.2%
Canadian County Educational Facilities Authority (Mustang Public Schools Proj.) 5% 9/1/2026	2,015,000	2,070,569
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2032	1,000,000	1,115,245
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2034	1,750,000	1,978,943
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2035	1,650,000	1,858,971
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2036	1,250,000	1,401,858
OK Cnty Okla Fin Auth Edl Facs Lease Rev (Midwest City- Del City Sch Dist OK Number 52 Proj.) Series 2024, 5% 10/1/2037	1,000,000	1,114,860
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2032	6,325,000	7,029,754
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2033	2,500,000	2,803,720
Oklahoma St Inds Auth Edl Facs Lease Rev (Oklahoma Cnty Indep Sch Dist 89 Oklahoma City Proj.) Series 2024, 5% 4/1/2034	1,000,000	1,129,424
		20,503,344
Housing - 0.0%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) 6% 3/1/2054	1,140,000	1,238,024
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	1,285,000	1,428,801
		2,666,825
Special Tax - 0.0%
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2025	1,020,000	1,034,497
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2026	1,455,000	1,473,129
Oklahoma Cty OK Pub Ppty Auth Hotel Tax Rev 5% 10/1/2027	1,155,000	1,168,250
		3,675,876
TOTAL OKLAHOMA		37,121,530
Oregon - 1.6%
General Obligations - 0.0%
Clackamas Cnty Ore Gen. Oblig. 1.625% 6/1/2037	1,195,000	852,513
Multnomah Cnty OR Sch Dist No 1 Portland Series 2020 B, 3% 6/15/2033 (Oregon St Guaranteed)	1,000,000	959,360
Washington Multnomah & Yamhill Cnty Sch Dist 1J 5% 6/15/2030 (Oregon St Guaranteed)	2,915,000	3,047,925
		4,859,798
Health Care - 0.3%
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5% 8/1/2034	8,370,000	9,176,821
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5% 8/1/2035	1,400,000	1,528,384
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5% 8/1/2036	1,755,000	1,908,875
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2038	2,000,000	2,196,069
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2041	1,525,000	1,648,716
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2042	1,375,000	1,481,025
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2043	1,455,000	1,561,111
Astoria OR Hosp Facs Auth Rev (Columbia Memorial Hospital, or Proj.) Series 2024, 5.25% 8/1/2044	1,375,000	1,470,719
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) 5% 6/1/2030	12,940,000	13,783,019
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2016 A, 4% 5/15/2041	1,500,000	1,440,512
		36,195,251
Housing - 0.1%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	2,630,000	2,138,354
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2022 A, 4% 7/1/2051	6,225,000	6,231,613
		8,369,967
Transportation - 1.2%
Port of Portland Arpt Rev 4% 7/1/2035 (e)	3,000,000	2,991,679
Port of Portland Arpt Rev 4% 7/1/2039 (e)	2,545,000	2,473,887
Port of Portland Arpt Rev 5% 7/1/2025 (e)	800,000	805,099
Port of Portland Arpt Rev 5% 7/1/2026 (e)	1,300,000	1,326,617
Port of Portland Arpt Rev 5% 7/1/2027 (e)	1,090,000	1,125,629
Port of Portland Arpt Rev 5% 7/1/2029	1,155,000	1,222,858
Port of Portland Arpt Rev 5% 7/1/2029	1,000,000	1,062,570
Port of Portland Arpt Rev 5% 7/1/2033	785,000	855,032
Port of Portland Arpt Rev 5% 7/1/2036 (e)	8,655,000	9,020,347
Port of Portland Arpt Rev Series THIRTY A, 5% 7/1/2034 (e)	5,500,000	5,992,820
Port of Portland Arpt Rev Series THIRTY A, 5% 7/1/2035 (e)	11,655,000	12,642,592
Port of Portland Arpt Rev Series THIRTY A, 5% 7/1/2036 (e)	9,075,000	9,805,842
Port of Portland Arpt Rev Series THIRTY A, 5% 7/1/2037 (e)	12,175,000	13,102,923
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2034 (e)	1,725,000	1,879,566
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2035 (e)	3,835,000	4,159,961
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2036 (e)	3,655,000	3,949,350
Port of Portland Arpt Rev Series THIRTY B, 5% 7/1/2037 (e)	4,230,000	4,552,391
Port of Portland Arpt Rev Series TWENTY FOUR B, 5% 7/1/2031 (e)	1,000,000	1,022,262
Port of Portland Arpt Rev Series TWENTY FOUR B, 5% 7/1/2032 (e)	2,795,000	2,855,179
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2030 (e)	12,085,000	12,866,793
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2031 (e)	12,035,000	12,922,996
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2033 (e)	9,960,000	10,823,707
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2034 (e)	2,730,000	2,952,845
Port of Portland Arpt Rev Series TWENTY NINE, 5% 7/1/2038 (e)	2,680,000	2,855,368
Port of Portland Arpt Rev Series TWENTY NINE, 5.25% 7/1/2040 (e)	19,745,000	21,316,165
Port of Portland Arpt Rev Series TWENTY THREE, 5% 7/1/2027	1,475,000	1,486,542
		146,071,020
TOTAL OREGON		195,496,036
Pennsylvania - 3.6%
Education - 0.5%
Allegheny Cnty High Ed Bldg Auth (Carnegie-Mellon Univ, PA Proj.) Series 2024A, 5% 8/1/2027	17,865,000	18,794,797
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2036	825,000	830,934
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2037	1,000,000	1,000,401
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2038	1,050,000	1,042,557
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2039	2,000,000	1,974,950
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2040	2,115,000	2,082,049
Allegheny Cnty PA High Ed Bld Auth Univ Rev (Duquesne Univ, PA Proj.) Series 2021 A, 4% 3/1/2041	385,000	377,485
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 3.5% 12/1/2031	2,445,000	1,173,600
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4% 12/1/2041	5,005,000	2,402,400
Allegheny Cnty PA Ida Rev (Pittsburgh Tech College Proj.) 4.25% 12/1/2050	5,575,000	2,676,000
Northampton Cnty PA Gen Purp Ath (Lehigh Univ, PA Proj.) Series 2024 A, 5% 11/15/2034	7,605,000	8,748,645
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2029 (e)	3,800,000	3,937,347
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2030 (e)	8,600,000	8,938,607
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev 5% 6/1/2031 (e)	4,900,000	5,115,598
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2030 (e)	2,365,000	2,492,077
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2032 (e)	2,000,000	2,123,653
Pennsylvania Higher Ed Assistance Agy Ed Ln Rev Series 2024 1A, 5% 6/1/2033 (e)	1,875,000	1,988,158
Pennsylvania St Univ Series 2023, 5% 9/1/2038	750,000	836,301
Pennsylvania St Univ Series 2023, 5% 9/1/2039	750,000	830,326
Pennsylvania St Univ Series 2023, 5% 9/1/2040	1,500,000	1,653,836
		69,019,721
Electric Utilities - 0.1%
Philadelphia PA Gas Wks Rev Series 15TH, 5% 8/1/2025	775,000	782,893
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2041 (Assured Guaranty Municipal Corp Insured)	2,330,000	2,622,180
Philadelphia PA Gas Wks Rev Series SEVENTEENTH A, 5.25% 8/1/2043 (Assured Guaranty Municipal Corp Insured)	3,750,000	4,185,436
		7,590,509
Escrowed/Pre-Refunded - 0.0%
State Pub Sch Bldg Auth PA Sch Rev Series 2016 A, 5% 12/1/2028 (Pre-refunded to 12/1/2026 at 100)	835,000	865,824
State Pub Sch Bldg Auth PA Sch Rev Series 2016 A, 5% 12/1/2033 (Pre-refunded to 12/1/2026 at 100)	895,000	928,040
		1,793,864
General Obligations - 1.0%
Pennsylvania St Gen. Oblig. Series 2016, 4% 2/1/2032	6,490,000	6,533,133
Pennsylvania St Gen. Oblig. Series 2018, 3.2% 3/1/2029	16,970,000	16,641,924
Pennsylvania St Gen. Oblig. Series 2018, 3.35% 3/1/2030	25,255,000	25,032,574
Philadelphia PA Gen. Oblig. 5% 8/1/2027	2,915,000	2,943,293
Philadelphia PA Gen. Oblig. 5% 8/1/2029	10,165,000	10,251,371
Philadelphia PA Gen. Oblig. 5% 8/1/2030	10,705,000	10,792,882
Philadelphia PA Gen. Oblig. 5% 8/1/2031	11,280,000	11,368,065
Philadelphia PA Gen. Oblig. Series 2019 A, 5% 8/1/2026	3,225,000	3,320,391
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2026	1,180,000	1,203,553
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2027	1,500,000	1,555,505
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2028	2,250,000	2,372,522
Philadelphia PA Gen. Oblig. Series 2019B, 5% 2/1/2029	2,425,000	2,595,554
Philadelphia PA Sch Dist 5% 9/1/2029	3,070,000	3,281,639
Philadelphia PA Sch Dist 5% 9/1/2033	11,245,000	11,968,529
Philadelphia PA Sch Dist 5% 9/1/2034 (Assured Guaranty Municipal Corp Insured)	3,675,000	3,918,149
State Pub Sch Bldg Auth PA Lease Rev (Philadelphia PA Sch Dist Proj.) Series 2015A, 5% 6/1/2026	1,345,000	1,354,767
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 5% 12/1/2028	5,265,000	5,431,380
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 5% 12/1/2033	3,405,000	3,490,939
		124,056,170
Health Care - 0.7%
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 5% 7/15/2025	3,030,000	3,057,635
Doylestown PA Hosp Auth Hosp 5% 7/1/2049	1,350,000	1,375,444
Doylestown PA Hosp Auth Hosp Series 2024, 5% 7/1/2031 (f)	1,500,000	1,581,837
Lancaster Cnty PA Hosp Aut Rev (Penn State Hlth System Proj.) Series 2021, 5% 11/1/2051	7,510,000	7,671,033
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Lehigh Valley Health Proj.) Series 2019 A, 4% 7/1/2038	1,600,000	1,602,343
Monroeville PA Fin Auth UPMC Rev (UPMC Proj.) 5% 2/15/2026	3,205,000	3,268,133
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2028	1,385,000	1,352,864
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2029	1,495,000	1,451,272
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2032	4,670,000	4,442,180
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2036	7,560,000	6,986,142
Montgomery Cnty PA Higher Ed & Health Auth Rev (Holy Redeemer Hosp & Med Ctr Proj.) 5% 10/1/2040	3,490,000	3,109,391
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2030	1,250,000	1,324,019
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2031	2,500,000	2,644,059
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2033	1,370,000	1,446,283
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2038	1,045,000	1,096,935
Pennslyvania Dev Fing Auth Rev (Presbyterian Homes, PA Proj.) Series 2023B 2, 5% 7/1/2042	3,000,000	3,104,593
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2023A SUB A1, 5% 5/15/2031	17,825,000	19,610,776
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) 5.25% 11/1/2041	3,000,000	3,278,900
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) 5% 8/15/2027	1,165,000	1,222,372
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) 5% 8/15/2028	1,215,000	1,269,959
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) 5% 8/15/2030	2,090,000	2,180,886
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2038	2,890,000	3,004,350
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2019A, 5% 6/1/2039	4,690,000	4,859,841
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2023A, 5% 6/1/2034	1,630,000	1,832,987
		82,774,234
Housing - 0.0%
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) 2.35% 10/1/2040	1,250,000	939,740
Special Tax - 0.1%
Southeastern PA Transn Auth Rev 5% 6/1/2033	1,000,000	1,122,821
Southeastern PA Transn Auth Rev 5% 6/1/2034	1,000,000	1,118,323
Southeastern PA Transn Auth Rev 5% 6/1/2035	1,750,000	1,950,011
Southeastern PA Transn Auth Rev 5% 6/1/2036	2,500,000	2,773,982
		6,965,137
Transportation - 1.1%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2033 (e)	3,635,000	3,848,979
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2051 (e)	31,125,000	31,807,895
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2056 (e)	14,945,000	15,230,753
Allegheny County Airport Authority Series 2023A, 5% 1/1/2034 (Assured Guaranty Municipal Corp Insured) (e)	1,730,000	1,867,944
Allegheny County Airport Authority Series 2023A, 5% 1/1/2035 (Assured Guaranty Municipal Corp Insured) (e)	2,000,000	2,150,638
Allegheny County Airport Authority Series 2023A, 5.25% 1/1/2036 (Assured Guaranty Municipal Corp Insured) (e)	1,000,000	1,096,990
Allegheny County Airport Authority Series 2023A, 5.25% 1/1/2037 (Assured Guaranty Municipal Corp Insured) (e)	1,000,000	1,093,644
Pennsylvania Turnpike Commission 4% 12/1/2038	1,040,000	1,051,285
Pennsylvania Turnpike Commission 5% 12/1/2029	1,455,000	1,524,377
Pennsylvania Turnpike Commission 5% 12/1/2034	970,000	1,006,976
Pennsylvania Turnpike Commission 5% 12/1/2037	1,300,000	1,424,639
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2033	2,095,000	2,334,601
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2034	1,750,000	1,943,891
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2035	1,750,000	1,937,463
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2028 (i)	995,000	1,031,044
Pennsylvania Turnpike Commission Series A 2, 5% 12/1/2033 (i)	1,215,000	1,294,893
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2032	3,205,000	3,589,607
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2033	12,980,000	14,673,114
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2034	5,325,000	5,994,003
Pennsylvania Turnpike Commission Series FIRST 2023, 5% 12/1/2035	1,425,000	1,596,576
Pennsylvania Turnpike Commission Series FIRST 2024, 5% 12/1/2041	3,700,000	4,088,373
Pennsylvania Turnpike Commission Series FIRST 2024, 5% 12/1/2042	5,000,000	5,515,669
Philadelphia PA Airport Rev 5% 7/1/2026 (e)	2,950,000	3,018,627
Philadelphia PA Airport Rev 5% 7/1/2029 (e)	1,200,000	1,232,679
Philadelphia PA Airport Rev 5% 7/1/2030 (e)	1,720,000	1,763,820
Philadelphia PA Airport Rev 5% 7/1/2031 (e)	2,430,000	2,490,605
Philadelphia PA Airport Rev Series 2017 B, 5% 7/1/2035 (e)	800,000	814,401
Philadelphia PA Airport Rev Series 2020 A, 4% 7/1/2035	2,000,000	2,031,324
Philadelphia PA Airport Rev Series 2020 A, 4% 7/1/2036	3,500,000	3,537,260
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2036 (e)	2,750,000	2,902,168
		123,894,238
Water & Sewer - 0.1%
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2040	1,000,000	1,102,145
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2042	3,000,000	3,269,735
Allegheny Cnty PA San Auth Swr Series 2024, 5% 12/1/2043	2,085,000	2,268,944
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2035	1,110,000	1,234,421
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2037	2,000,000	2,209,276
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2038	1,500,000	1,649,784
Philadelphia PA Wtr & Wastewtr Series 2022C, 5% 6/1/2039	1,850,000	2,024,877
Pittsburgh PA Wtr & Swr Auth Series 2019 A, 5% 9/1/2038 (Assured Guaranty Municipal Corp Insured)	570,000	602,547
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 5% 9/1/2031 (Assured Guaranty Municipal Corp Insured)	1,855,000	2,076,651
Pittsburgh PA Wtr & Swr Auth Series 2019 B, 5% 9/1/2033 (Assured Guaranty Municipal Corp Insured)	1,250,000	1,429,677
		17,868,057
TOTAL PENNSYLVANIA		434,901,670
Puerto Rico - 0.4%
General Obligations - 0.4%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	27,122,170	26,709,932
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2035	9,725,000	9,480,329
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.375% 7/1/2025	2,364,228	2,378,060
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 5.625% 7/1/2029	4,097,403	4,364,693
		42,933,014
Water & Sewer - 0.0%
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2020A, 5% 7/1/2035 (f)	1,500,000	1,545,712
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2021 B, 5% 7/1/2037 (f)	5,185,000	5,343,351
Puerto Rico Comwlth Aqueduct & Swr Auth Rev Series 2022 A, 5% 7/1/2037 (f)	3,620,000	3,744,935
		10,633,998
TOTAL PUERTO RICO		53,567,012
Rhode Island - 0.7%
Education - 0.3%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2034	475,000	532,874
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2037	2,255,000	2,491,147
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Bryant University Proj.) Series 2024, 5% 6/1/2039	1,845,000	2,017,143
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2033	315,000	354,003
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2034	375,000	420,559
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2035	350,000	391,432
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2037	400,000	444,637
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2038	350,000	387,891
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2039	395,000	435,446
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Providence College Proj.) Series 2023, 5% 11/1/2040	600,000	658,327
Rhode Island St Student Ln 3.5% 12/1/2034 (e)	1,440,000	1,343,837
Rhode Island St Student Ln 5% 12/1/2026 (e)	2,100,000	2,145,758
Rhode Island St Student Ln 5% 12/1/2027 (e)	1,500,000	1,546,543
Rhode Island St Student Ln 5% 12/1/2028 (e)	1,750,000	1,816,767
Rhode Island St Student Ln 5% 12/1/2029 (e)	1,650,000	1,734,638
Rhode Island St Student Ln 5% 12/1/2029 (e)	1,875,000	1,966,899
Rhode Island St Student Ln 5% 12/1/2030 (e)	1,125,000	1,177,396
Rhode Island St Student Ln 5% 12/1/2031 (e)	1,575,000	1,668,623
Rhode Island St Student Ln Series 2017A, 4% 12/1/2026 (e)	520,000	514,451
Rhode Island St Student Ln Series 2023 A, 5% 12/1/2032 (e)	5,100,000	5,415,427
		27,463,798
General Obligations - 0.2%
Rhode Island & Providence Plantations (Rhode Island St Proj.) Gen. Oblig. Series 2019 A, 4% 5/1/2035	2,160,000	2,201,493
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2036 (Build America Mutual Assurance Co Insured)	1,410,000	1,580,299
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2037 (Build America Mutual Assurance Co Insured)	2,180,000	2,430,176
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5% 5/15/2038 (Build America Mutual Assurance Co Insured)	835,000	925,509
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2040 (Build America Mutual Assurance Co Insured)	1,450,000	1,613,157
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2043 (Build America Mutual Assurance Co Insured)	730,000	801,091
Rhode Island Health And Educational Building Corp (Providence RI Proj.) 5.25% 5/15/2044 (Build America Mutual Assurance Co Insured)	1,825,000	1,996,358
Rhode Island Health and Educational Building Corp (Providence RI Proj.) Series 2015A, 5% 5/15/2025 (Assured Guaranty Municipal Corp Insured)	7,985,000	8,033,498
Rhode Island St Gen. Oblig. Series 2022A, 5% 8/1/2035	10,110,000	11,316,516
		30,898,097
Health Care - 0.2%
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2031	10,630,000	10,663,184
Rhode Island Health & Edl Bldg Corp Rev (Care New England Health System Proj.) 5% 9/1/2036	320,000	318,577
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2034	6,100,000	6,710,163
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2035	1,320,000	1,440,076
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2037	735,000	794,448
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2038	880,000	947,201
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2040	735,000	783,703
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2041	800,000	849,286
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2043	790,000	832,107
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2024, 5% 5/15/2044	550,000	577,468
		23,916,213
Housing - 0.0%
Rhode Island Hsg & Mtg Fin Cp (RI Homeownership Proj.) Series 70, 4% 10/1/2049	985,000	985,542
Tobacco Bonds - 0.0%
Tobacco Setlement Fing Corp RI Series 2015 A, 5% 6/1/2027	1,770,000	1,779,105
Tobacco Setlement Fing Corp RI Series SER A, 5% 6/1/2028	2,330,000	2,342,132
		4,121,237
TOTAL RHODE ISLAND		87,384,887
South Carolina - 1.7%
Electric Utilities - 0.6%
South Carolina St Svc Auth Rev 4% 12/1/2033	900,000	910,903
South Carolina St Svc Auth Rev 4% 12/1/2034	4,000,000	4,031,320
South Carolina St Svc Auth Rev 4% 12/1/2035	500,000	501,124
South Carolina St Svc Auth Rev 4% 12/1/2037	2,000,000	1,987,762
South Carolina St Svc Auth Rev 5% 12/1/2031	2,800,000	3,051,164
South Carolina St Svc Auth Rev 5.25% 12/1/2033 (Assured Guaranty Municipal Corp Insured)	1,200,000	1,349,410
South Carolina St Svc Auth Rev Series 2014C, 5% 12/1/2025	3,885,000	3,887,529
South Carolina St Svc Auth Rev Series 2014C, 5% 12/1/2026	3,885,000	3,885,793
South Carolina St Svc Auth Rev Series 2014C, 5% 12/1/2027	3,010,000	3,010,839
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	6,810,000	7,365,492
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	2,000,000	1,965,026
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2035	5,000,000	5,576,303
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2036	6,500,000	7,222,310
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2038	7,000,000	7,711,381
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2041	1,000,000	1,086,405
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	2,975,000	3,176,559
South Carolina St Svc Auth Rev Series B, 5% 12/1/2035	6,250,000	6,380,440
South Carolina St Svc Auth Rev Series B, 5% 12/1/2036	9,330,000	9,516,609
		72,616,369
Escrowed/Pre-Refunded - 0.0%
South Carolina St Ports Auth Series 2015, 5% 7/1/2045 (Pre-refunded to 7/1/2025 at 100) (e)	1,000,000	1,007,123
General Obligations - 0.2%
Beaufort Cnty SC Sch Dist Series 2021 A, 2% 3/1/2034	3,890,000	3,234,237
Patriots Energy Group Financing Agency Series 2023 SUB B 1, 5.25% tender 2/1/2054 (Royal Bank of Canada Guaranteed) (b)	21,845,000	23,353,303
Scago Edl Facs Corp For Colleton Sch Dist SC Installment Pur Rev (Colleton County School District Proj.) Series 2015, 5% 12/1/2027	3,885,000	3,907,205
Scago Edl Facs Corp For Colleton Sch Dist SC Installment Pur Rev (Colleton County School District Proj.) Series 2015, 5% 12/1/2029	3,155,000	3,169,516
		33,664,261
Health Care - 0.7%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5.75% 11/15/2054	2,500,000	2,634,522
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2034	15,850,000	17,800,880
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2035	11,250,000	12,580,682
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2036	14,000,000	15,599,434
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2037	7,775,000	8,626,198
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2038	17,650,000	19,506,083
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) 5% 2/1/2025	1,700,000	1,701,810
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) 5% 2/1/2026	1,650,000	1,676,943
		80,126,552
Housing - 0.1%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 4% 1/1/2050	1,725,000	1,728,614
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2020 A, 4% 7/1/2050	1,700,000	1,703,270
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2023 B, 6% 1/1/2054	3,785,000	4,113,792
		7,545,676
Transportation - 0.1%
South Carolina St Ports Auth Series 2018, 5% 7/1/2028 (e)	2,235,000	2,334,702
South Carolina St Ports Auth Series 2018, 5% 7/1/2030 (e)	4,790,000	4,978,075
South Carolina St Ports Auth Series 2018, 5% 7/1/2033 (e)	2,150,000	2,221,821
		9,534,598
TOTAL SOUTH CAROLINA		204,494,579
South Dakota - 0.1%
Health Care - 0.0%
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2027	365,000	379,459
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2033	1,700,000	1,757,894
South Dakota St Hlth & Edl Fac (Avera Health SD Proj.) 5% 7/1/2035	1,360,000	1,398,244
South Dakota St Hlth & Edl Fac (Sanford Health, SD Proj.) 5% 11/1/2026	195,000	195,246
		3,730,843
Housing - 0.1%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2021 A, 3% 11/1/2051	2,490,000	2,435,254
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	2,520,000	2,726,156
		5,161,410
TOTAL SOUTH DAKOTA		8,892,253
Tennessee - 0.8%
Education - 0.2%
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2035 (Build America Mutual Assurance Co Insured)	615,000	671,279
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2037 (Build America Mutual Assurance Co Insured)	450,000	489,701
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2038 (Build America Mutual Assurance Co Insured)	500,000	542,429
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	500,000	536,825
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) 5% 7/1/2040 (Build America Mutual Assurance Co Insured)	425,000	454,411
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 4.5% 7/1/2046 (Build America Mutual Assurance Co Insured)	1,180,000	1,183,419
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5% 7/1/2039 (Build America Mutual Assurance Co Insured)	1,125,000	1,213,748
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5% 7/1/2044 (Build America Mutual Assurance Co Insured)	2,240,000	2,361,082
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024 B 1, 5% 7/1/2049 (Build America Mutual Assurance Co Insured)	1,200,000	1,245,975
Knox Cnty TN Health Edl & Hsg Fac Rev (Provident Utk Properties Proj.) Series 2024A 1, 5% 7/1/2034 (Build America Mutual Assurance Co Insured)	550,000	602,802
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2034	2,190,000	2,533,251
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2035	5,500,000	6,298,664
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2036	835,000	952,621
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2037	1,000,000	1,133,234
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2038	750,000	846,448
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University/The Proj.) 5% 10/1/2039	1,000,000	1,120,965
		22,186,854
General Obligations - 0.3%
County of Williamson TN Gen. Oblig. 3.05% 4/1/2034	1,680,000	1,599,474
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2017, 4% 7/1/2031	17,400,000	17,613,792
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2018, 4% 7/1/2034	6,000,000	6,083,334
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 3% 1/1/2035	1,100,000	1,015,408
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2034 (g)	1,000,000	669,373
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2035 (g)	1,100,000	698,673
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2036 (g)	1,000,000	602,094
Tennessee Engy Acq Crp Gas Rev Series 2018, 4% tender 11/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	10,670,000	10,696,943
		38,979,091
Health Care - 0.2%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2037	3,040,000	2,985,020
Greeneville TN Health & Edl Facs Brd Hosp Rev (Ballad Health Proj.) Series 2018A, 5% 7/1/2029	970,000	1,013,944
Greeneville TN Health & Edl Facs Brd Hosp Rev (Ballad Health Proj.) Series 2018A, 5% 7/1/2030	1,165,000	1,217,643
Knox Cnty TN Health Edl & Hsg Fac Rev (Univ Health System, TN Proj.) 5% 4/1/2025	1,315,000	1,317,934
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2024B, 5% tender 9/1/2049 (b)	15,850,000	16,695,281
		23,229,822
Housing - 0.1%
Tennessee Housing Development Agency (TN Gnrl Res Finance Prog 1/29/2013 Proj.) Series ISSUE 2022 1, 3.75% 7/1/2052	5,365,000	5,344,134
Tennessee Housing Development Agency Series 2019 3, 2.6% 7/1/2039	1,040,000	838,531
Tennessee Housing Development Agency Series 2019 3, 2.8% 7/1/2044	1,265,000	950,154
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	2,385,000	1,969,381
		9,102,200
Transportation - 0.0%
Memphis-Shelby Cnty TN Arpt Auth Series 2020 B, 5% 7/1/2025 (e)	1,000,000	1,007,111
Metro Nashville Arpt Auth Rev Series 2019 B, 5% 7/1/2044 (e)	1,190,000	1,222,431
		2,229,542
TOTAL TENNESSEE		95,727,509
Texas - 13.6%
Education - 0.9%
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 3.375% 10/1/2037	1,000,000	877,730
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2027	2,135,000	2,166,299
Newark Higher Ed Fin Corp Tex Rev (Abilene Christian Univ, TX Proj.) 5% 4/1/2028	1,395,000	1,414,435
San Antonio TX Ed Facs Corp Rv (Trinity University Proj.) Series 2024 A, 5% 6/1/2033	3,515,000	3,938,525
San Antonio TX Ed Facs Corp Rv (Trinity University Proj.) Series 2024 A, 5% 6/1/2034	23,150,000	26,069,623
Texas A&M Univ Perm Univ Fund 5% 7/1/2037	8,235,000	9,124,330
Texas A&M Univ Perm Univ Fund 5% 7/1/2038	8,030,000	8,863,914
Texas A&M Univ Revs Series 2021 A, 4% 5/15/2034	1,000,000	1,034,512
Texas A&M Univ Revs Series 2022, 5% 5/15/2032	1,000,000	1,126,606
Texas A&M Univ Revs Series 2022, 5% 5/15/2033	1,000,000	1,126,828
Texas A&M Univ Revs Series 2022, 5% 5/15/2034	1,250,000	1,403,395
Texas A&M Univ Revs Series 2022, 5% 5/15/2035	1,000,000	1,116,459
Texas St Univ Sys Fing Rev Series 2017 A, 5% 3/15/2029	4,530,000	4,712,597
University Houston TX Univ Rev Series 2017 A, 5% 2/15/2030	6,325,000	6,446,438
University Houston TX Univ Rev Series 2021 A, 2% 2/15/2033	4,105,000	3,453,740
University North Tex Univ Rev Series 2022A, 5% 4/15/2032	540,000	606,299
University North Tex Univ Rev Series 2022A, 5% 4/15/2033	520,000	576,313
University North Tex Univ Rev Series 2022A, 5% 4/15/2034	720,000	793,729
University North Tex Univ Rev Series 2022A, 5% 4/15/2035	755,000	828,935
University North Tex Univ Rev Series 2022A, 5% 4/15/2036	720,000	788,577
University North Tex Univ Rev Series 2022A, 5% 4/15/2037	950,000	1,036,478
University North Tex Univ Rev Series 2022A, 5% 4/15/2038	1,095,000	1,186,396
University North Tex Univ Rev Series 2022A, 5% 4/15/2039	1,190,000	1,283,461
University TX Perm Univ Fd Series 2016 B, 5% 7/1/2029	1,740,000	1,785,062
University TX Perm Univ Fd Series 2023A, 5% 7/1/2032	13,135,000	14,828,602
University TX Perm Univ Fd Series 2023A, 5% 7/1/2033	9,375,000	10,689,817
		107,279,100
Electric Utilities - 1.1%
City of Georgetown TX Series 2022, 5% 8/15/2031 (Assured Guaranty Municipal Corp Insured)	1,375,000	1,517,375
City of Georgetown TX Series 2022, 5% 8/15/2033 (Assured Guaranty Municipal Corp Insured)	1,500,000	1,646,950
City of Georgetown TX Series 2022, 5% 8/15/2035 (Assured Guaranty Municipal Corp Insured)	1,700,000	1,855,957
City of Georgetown TX Series 2022, 5% 8/15/2036 (Assured Guaranty Municipal Corp Insured)	1,585,000	1,725,161
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2035 (Build America Mutual Assurance Co Insured)	1,750,000	1,908,997
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2036 (Build America Mutual Assurance Co Insured)	1,355,000	1,472,994
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2037 (Build America Mutual Assurance Co Insured)	1,430,000	1,549,770
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2038 (Build America Mutual Assurance Co Insured)	1,000,000	1,079,778
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2039 (Build America Mutual Assurance Co Insured)	1,000,000	1,073,069
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2040 (Build America Mutual Assurance Co Insured)	1,000,000	1,067,008
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2041 (Build America Mutual Assurance Co Insured)	1,240,000	1,318,203
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2042 (Build America Mutual Assurance Co Insured)	1,200,000	1,271,541
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2043 (Build America Mutual Assurance Co Insured)	1,855,000	1,958,924
City of Greenville TX Electric System Revenue Series 2024, 5% 2/15/2044 (Build America Mutual Assurance Co Insured)	2,000,000	2,106,347
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2032 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,112,478
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2033 (Assured Guaranty Municipal Corp Insured)	1,000,000	1,120,681
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2034 (Assured Guaranty Municipal Corp Insured)	950,000	1,071,544
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2035 (Assured Guaranty Municipal Corp Insured)	615,000	685,931
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2036 (Assured Guaranty Municipal Corp Insured)	600,000	667,010
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2037 (Assured Guaranty Municipal Corp Insured)	500,000	554,253
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2038 (Assured Guaranty Municipal Corp Insured)	500,000	552,303
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2039 (Assured Guaranty Municipal Corp Insured)	500,000	550,009
Garland Tex Elec Util Sys Rev Series 2024, 5% 3/1/2040 (Assured Guaranty Municipal Corp Insured)	500,000	548,007
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2032	1,500,000	1,602,493
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2033	2,250,000	2,398,532
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2034	2,250,000	2,391,356
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2035	5,575,000	5,905,892
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2036	1,075,000	1,134,861
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2032	4,565,000	4,809,387
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2034	2,430,000	2,549,683
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2018, 5% 5/15/2036	2,430,000	2,536,162
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2021, 5% 5/15/2025	3,620,000	3,643,799
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2022A, 5% 5/15/2032	395,000	437,869
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2022A, 5.25% 5/15/2035	1,500,000	1,666,686
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2036 (Assured Guaranty Municipal Corp Insured)	5,915,000	6,593,338
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2037 (Assured Guaranty Municipal Corp Insured)	5,755,000	6,375,744
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2039 (Assured Guaranty Municipal Corp Insured)	7,500,000	8,208,334
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2040 (Assured Guaranty Municipal Corp Insured)	7,000,000	7,627,013
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2024A, 5% 5/15/2041 (Assured Guaranty Municipal Corp Insured)	4,150,000	4,501,906
Lower Colorado River Authority Series 2015D, 5% 5/15/2026	1,360,000	1,368,149
Lower Colorado River Authority Series 2020, 5% 5/15/2026	3,350,000	3,432,022
Lower Colorado River Authority Series B, 5% 5/15/2025	6,615,000	6,656,043
Lower Colorado River Authority Series B, 5% 5/15/2027	2,915,000	2,932,832
Lower Colorado River Authority Series B, 5% 5/15/2028	2,845,000	2,862,088
Lower Colorado River Authority Series B, 5% 5/15/2029	8,255,000	8,303,059
San Antonio TX Elec & Gas Rev 5% 2/1/2029	1,455,000	1,520,651
San Antonio TX Elec & Gas Rev 5% 2/1/2030	970,000	1,012,363
San Antonio TX Elec & Gas Rev 5% 2/1/2031	1,455,000	1,517,510
San Antonio TX Elec & Gas Rev 5% 2/1/2033	1,165,000	1,212,774
San Antonio TX Elec & Gas Rev Series 2019, 5% 2/1/2036	5,980,000	6,394,551
Texas Mun Pwr Agy Rv Series 2021, 3% 9/1/2034 (Assured Guaranty Municipal Corp Insured)	1,125,000	1,033,616
		129,043,003
Escrowed/Pre-Refunded - 0.1%
Central TX Regl Mobility Auth Rev Series A, 5% 1/1/2031 (Pre-refunded to 7/1/2025 at 100)	1,165,000	1,175,596
Central TX Regl Mobility Auth Rev Series A, 5% 1/1/2034 (Pre-refunded to 7/1/2025 at 100)	1,940,000	1,957,646
Central TX Regl Mobility Auth Rev Series A, 5% 1/1/2040 (Pre-refunded to 7/1/2025 at 100)	5,340,000	5,388,571
		8,521,813
General Obligations - 5.8%
Argyle TX Indpt Sch Dist 5% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,005,000	1,123,550
Austin Tex Gen. Oblig. Series 2022, 5% 9/1/2034	1,600,000	1,791,890
Austin Tex Gen. Oblig. Series 2022, 5% 9/1/2035	2,500,000	2,782,277
Austin Tex Gen. Oblig. Series 2022, 5% 9/1/2036	3,035,000	3,359,766
Austin TX Indpt Sch Dist 5% 8/1/2035	2,000,000	2,232,897
Austin TX Indpt Sch Dist 5% 8/1/2039	1,795,000	1,956,933
Austin TX Indpt Sch Dist Series 2021, 4% 8/1/2032 (Permanent Sch Fund of Texas Guaranteed)	8,300,000	8,644,499
Austin TX Indpt Sch Dist Series 2021, 4% 8/1/2033 (Permanent Sch Fund of Texas Guaranteed)	9,255,000	9,615,936
Austin TX Indpt Sch Dist Series 2021, 4% 8/1/2034 (Permanent Sch Fund of Texas Guaranteed)	10,590,000	10,963,497
Austin TX Indpt Sch Dist Series 2021, 4% 8/1/2035 (Permanent Sch Fund of Texas Guaranteed)	7,215,000	7,431,539
Bexar Cnty TX Gen. Oblig. Series 2016, 3% 6/15/2041	7,105,000	6,170,111
Birdville TX Indpt Sch Dist 2.375% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,575,000	1,320,899
Birdville TX Indpt Sch Dist Series 2021, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	2,225,000	2,272,939
Boerne TX Isd Series 2023, 3.125% tender 2/1/2053 (Permanent Sch Fund of Texas Guaranteed) (b)	5,595,000	5,554,974
Brazos Cnty Tex Gen. Oblig. 2.125% 9/1/2039	1,515,000	1,106,345
Brazosport Texas Indpt Sch Dis 2.125% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	3,495,000	2,964,181
Cedar Park TX Gen. Oblig. 1.75% 2/15/2037	1,635,000	1,182,662
Cedar Park TX Gen. Oblig. 5% 2/15/2036	1,245,000	1,347,285
City of Frisco TX Gen. Oblig. 2% 2/15/2037	4,640,000	3,570,897
City of Frisco TX Gen. Oblig. 2% 2/15/2041	2,290,000	1,582,275
City of Garland TX Gen. Oblig. Series 2021, 2% 2/15/2039	1,660,000	1,189,551
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2033 (City of Garland TX Guaranteed)	2,145,000	2,431,091
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2034 (City of Garland TX Guaranteed)	2,150,000	2,451,952
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2035 (City of Garland TX Guaranteed)	2,010,000	2,276,805
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2037 (City of Garland TX Guaranteed)	1,700,000	1,902,566
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2038 (City of Garland TX Guaranteed)	1,250,000	1,389,876
City of Garland TX Gen. Oblig. Series 2024, 5% 2/15/2040	1,275,000	1,395,015
City of Waco TX Gen. Oblig. 2% 2/1/2033	3,330,000	2,834,278
City of Waco TX Gen. Oblig. 2.125% 2/1/2035	2,240,000	1,845,665
City of Waco TX Gen. Oblig. 2.375% 2/1/2038	1,675,000	1,325,879
City of Waco TX Gen. Oblig. 2.375% 2/1/2039	3,800,000	2,920,747
City of Waco TX Gen. Oblig. Series 2023A, 4% 2/1/2039	3,990,000	4,013,686
Clear Creek Independent School District Series 2013B, 3.6% tender 2/15/2035 (Permanent Sch Fund of Texas Guaranteed) (b)	6,655,000	6,664,623
Comal Tex Indpt Sch Dist 3% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	2,665,000	2,452,615
Comal Tex Indpt Sch Dist 3% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	6,000,000	5,425,304
Comal Tex Indpt Sch Dist 3% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	6,015,000	5,355,020
Comal Tex Indpt Sch Dist 3% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	2,250,000	1,947,509
Comal Tex Indpt Sch Dist 3% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	2,750,000	2,349,711
Comal Tex Indpt Sch Dist Series 2020, 1.625% 2/1/2032 (Permanent Sch Fund of Texas Guaranteed)	6,775,000	5,675,915
Cypress-Fairbanks TX Isd Series 2016, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	3,475,000	3,549,391
Cypress-Fairbanks TX Isd Series 2019 A, 3% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	5,000,000	4,737,672
Cypress-Fairbanks TX Isd Series 2020, 4% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	1,425,000	1,476,250
Dallas TX Gen. Oblig. Series 2019 B, 5% 2/15/2030	4,080,000	4,380,483
Dallas TX Gen. Oblig. Series 2019 B, 5% 2/15/2032	7,095,000	7,597,049
Dallas TX Gen. Oblig. Series 2019 B, 5% 2/15/2033	7,585,000	8,108,339
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2028	19,880,000	21,059,950
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2029	16,030,000	17,237,490
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2030	20,305,000	22,132,570
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2031	8,555,000	9,445,022
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2032	16,800,000	18,763,398
Dallas TX Gen. Oblig. Series 2024A, 5% 2/15/2033	8,555,000	9,650,244
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2037	9,400,000	10,504,480
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2038	12,190,000	13,564,115
Dallas TX Gen. Oblig. Series 2024C, 5% 2/15/2039	10,745,000	11,869,693
Dallas TX Isd (Permanent Sch Fund of Texas Proj.) Series 2021, 4% 2/15/2026	2,455,000	2,485,151
Dallas TX Isd 5% 2/15/2028	1,750,000	1,854,941
Dallas TX Isd 5% 2/15/2029	2,355,000	2,486,720
Dallas TX Isd 5% 2/15/2030	5,095,000	5,372,526
Del Valle Tex Indpt Sch Dist Series 2021, 2% 6/15/2036 (Permanent Sch Fund of Texas Guaranteed)	3,740,000	2,888,248
Denton Independent School District Series 2016, 0% 8/15/2025 (Permanent Sch Fund of Texas Guaranteed) (g)	2,770,000	2,715,601
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2035	1,430,000	1,152,100
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2036	2,670,000	2,093,826
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2036	1,465,000	1,148,859
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2037	1,495,000	1,141,419
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2037	510,000	389,380
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2038	1,525,000	1,131,594
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2038	1,255,000	931,246
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2039	1,560,000	1,121,142
Denton TX Gen. Oblig. Series 2020, 2% 2/15/2040	1,585,000	1,110,665
Eagle Mtn & Saginaw TX Isd Series 2022, 5% 8/15/2033 (Permanent Sch Fund of Texas Guaranteed)	1,190,000	1,336,869
Eagle Mtn & Saginaw TX Isd Series 2022, 5% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,010,000	1,126,974
Eagle Mtn & Saginaw TX Isd Series 2022, 5% 8/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	1,445,185
Eagle Mtn & Saginaw TX Isd Series 2022, 5% 8/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,895,000	2,100,771
El Paso Tex Gen. Oblig. 5% 8/15/2030	5,100,000	5,416,301
El Paso Tex Gen. Oblig. 5% 8/15/2031	3,610,000	3,827,032
El Paso Tex Gen. Oblig. 5% 8/15/2032	3,620,000	3,830,180
El Paso Tex Gen. Oblig. 5% 8/15/2033	5,890,000	6,212,451
El Paso Tex Gen. Oblig. 5% 8/15/2034	2,945,000	3,097,139
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2036	1,780,000	1,998,052
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2037	1,000,000	1,117,802
El Paso Tex Gen. Oblig. Series 2024, 5% 8/15/2038	1,000,000	1,110,606
Elgin TX Indpt Sch Dist 5% 8/1/2030 (Permanent Sch Fund of Texas Guaranteed)	1,485,000	1,634,728
Fort Bend TX Indpt Sch Dist Series 2021 B, 0.72% tender 8/1/2051 (Permanent Sch Fund of Texas Guaranteed) (b)	8,210,000	7,757,021
Fort Worth Tex Indpt Sch Dist Series 2016, 5% 2/15/2026 (Permanent Sch Fund of Texas Guaranteed)	3,530,000	3,610,766
Fort Worth Tex Indpt Sch Dist Series 2019 A, 2.375% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	2,105,000	1,846,188
Fort Worth Tex Indpt Sch Dist Series 2023, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	440,000	490,940
Fort Worth Tex Indpt Sch Dist Series 2023, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	900,000	1,000,946
Fort Worth Tex Indpt Sch Dist Series 2023, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,125,000	1,246,432
Fort Worth Tex Indpt Sch Dist Series 2023, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,700,000	1,871,859
Fort Worth TX Gen. Oblig. 2% 3/1/2036	6,480,000	5,057,608
Fort Worth TX Gen. Oblig. 2% 3/1/2037	6,480,000	4,942,239
Fort Worth TX Gen. Oblig. Series 2016, 5% 3/1/2027	5,755,000	5,876,704
Fort Worth TX Gen. Oblig. Series 2020, 3% 3/1/2039	2,500,000	2,191,047
Fort Worth TX Gen. Oblig. Series 2020, 5% 3/1/2029	4,200,000	4,529,677
Grand Prairie TX Gen. Oblig. 4% 2/15/2038	1,755,000	1,778,273
Grand Prairie TX Gen. Oblig. 4% 2/15/2039	1,465,000	1,474,787
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2032	5,130,000	5,299,484
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2033	6,045,000	6,231,157
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2034	4,995,000	5,129,850
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2035	3,400,000	3,478,034
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2036	3,920,000	3,996,428
Harris Cnty TX Gen. Oblig. 3% 10/1/2041	2,500,000	2,181,285
Harris Cnty TX Gen. Oblig. Series 2022 A, 5% 8/15/2032	2,500,000	2,819,277
Harris Cnty TX Gen. Oblig. Series 2024 A, 5% 9/15/2034	2,235,000	2,554,797
Harris Cnty TX Gen. Oblig. Series 2024 A, 5% 9/15/2035	1,000,000	1,137,959
Harris Cnty TX Gen. Oblig. Series 2024 A, 5% 9/15/2035	955,000	1,086,750
Harris Cnty TX Gen. Oblig. Series 2024, 5% 9/15/2034	3,710,000	4,240,850
Harris Cnty TX Gen. Oblig. Series 2024, 5% 9/15/2035	3,250,000	3,698,365
Hays TX Cons Indpt Schl Dist Series 2022, 4% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,017,404
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2034 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,097,870
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,650,000	1,806,579
Hays TX Cons Indpt Schl Dist Series 2022, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	2,250,000	2,451,393
Lamar TX Isd Series 2021 A, 3% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	1,168,935
Lamar TX Isd Series 2023, 5% 2/15/2037	2,000,000	2,215,470
Lamar TX Isd Series 2023, 5% 2/15/2038	2,250,000	2,476,272
Lamar TX Isd Series 2023, 5% 2/15/2039	5,000,000	5,457,809
Lamar TX Isd Series 2023, 5% 2/15/2040	2,765,000	3,000,997
Lamar TX Isd Series 2024, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,950,000	2,220,018
Lamar TX Isd Series 2024, 5% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	2,500,000	2,832,581
Lamar TX Isd Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	4,000,000	4,512,609
Lamar TX Isd Series 2024, 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	3,400,000	3,816,472
Lamar TX Isd Series 2024, 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,600,000	1,779,024
Lamar TX Isd Series 2024, 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,660,548
Liberty Hill TX Indpt Sch Dist Series 2021, 3% 2/1/2037 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,339,183
Lubbock Cnty Tex Gen. Oblig. 4% 2/15/2039	3,250,000	3,268,517
Lubbock Cnty Tex Gen. Oblig. 5% 2/15/2035	1,905,000	2,107,234
Lubbock Cnty Tex Gen. Oblig. 5% 2/15/2037	2,950,000	3,241,089
Lubbock Cnty Tex Gen. Oblig. 5% 2/15/2038	3,105,000	3,399,790
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2038	1,135,000	1,242,623
Magnolia Tex Indpt Sch Dist Series 2023, 5% 8/15/2039	3,700,000	4,033,024
Mansfield TX Gen. Oblig. 2.5% 2/15/2039	1,425,000	1,127,880
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2034 (h)	1,315,000	1,498,282
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2035 (h)	3,125,000	3,544,427
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2036 (h)	1,905,000	2,151,979
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2037 (h)	4,755,000	5,348,388
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2038 (h)	5,175,000	5,783,086
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2039 (h)	1,685,000	1,865,235
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2040 (h)	2,655,000	2,926,049
Mansfield TX Gen. Oblig. Series 2025, 5% 2/15/2041 (h)	4,160,000	4,565,009
Mckinney Tex Indpt Sch Dist Series 2022, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,295,000	1,414,887
Midway TX Indpt Sch Dist Series 2020, 4% 8/15/2032 (Permanent Sch Fund of Texas Guaranteed)	1,500,000	1,544,876
Northwest Tex Indpt Sch Dist Series 2021, 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	2,250,000	1,762,584
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2031 (Permanent Sch Fund of Texas Guaranteed)	2,200,000	2,317,470
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	2,750,000	2,891,824
Pecos Barstow Toyah Ind Sch Dist Series 2023, 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	2,200,000	2,308,822
Plano Independent School District 5% 2/15/2034	650,000	725,642
Plano Independent School District 5% 2/15/2035	2,000,000	2,224,027
Plano Independent School District 5% 2/15/2036	2,800,000	3,103,085
Plano Independent School District 5% 2/15/2037	3,125,000	3,452,635
Plano Independent School District 5% 2/15/2038	3,300,000	3,625,907
Plano TX Gen. Oblig. 3.37% 9/1/2037	3,485,000	3,227,655
Prosper Tex Indpt Sch Dist 3% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	4,780,000	4,292,944
Prosper Tex Indpt Sch Dist 3% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	1,370,000	1,216,269
Prosper Tex Indpt Sch Dist 5% 2/15/2038 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,128,175
Prosper Tex Indpt Sch Dist 5% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	1,075,000	1,203,618
Prosper Tex Indpt Sch Dist 5% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	800,000	891,627
Prosper Tex Indpt Sch Dist 5% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	1,300,000	1,442,380
Prosper Tex Indpt Sch Dist 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	1,850,000	2,042,936
Prosper Tex Indpt Sch Dist 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	2,230,000	2,450,516
Prosper Tex Indpt Sch Dist 5% 2/15/2044 (Permanent Sch Fund of Texas Guaranteed)	1,850,000	2,023,146
Richardson TX Indpt Sch Dist Series 2024, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	1,150,000	1,293,088
Richardson TX Indpt Sch Dist Series 2024, 5% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	755,000	818,249
Richardson TX Indpt Sch Dist Series 2024, 5% 2/15/2043 (Permanent Sch Fund of Texas Guaranteed)	2,200,000	2,375,749
Rockwall TX Indpt Sch Dist Series 2015, 0% 2/15/2025 (Permanent Sch Fund of Texas Guaranteed) (g)	1,615,000	1,608,270
Round Rock TX Indpt Sch Dist Series 2016, 3% 8/1/2041 (Permanent Sch Fund of Texas Guaranteed)	2,675,000	2,277,708
San Antonio TX Gen. Oblig. Series 2021, 4% 8/1/2033	3,145,000	3,262,398
Spring Branch Tex Indp Sch Dst Series 2019, 3% 2/1/2032 (Permanent Sch Fund of Texas Guaranteed)	5,315,000	5,111,351
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5% 8/15/2033	1,105,000	1,230,960
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2035	1,635,000	1,827,653
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2036	1,000,000	1,111,917
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2037	1,000,000	1,106,258
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2038	1,220,000	1,342,199
Tarrant Cnty Tex Hosp Dist Gen. Oblig. Series 2023, 5.25% 8/15/2039	1,750,000	1,916,883
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023B, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (b)	4,835,000	5,323,413
Texas State Gen. Oblig. 4% 8/1/2032 (e)	1,700,000	1,709,028
Texas State Gen. Oblig. 5% 8/1/2033 (e)	4,805,000	5,131,748
Texas State Gen. Oblig. Series 2013 B, 5% 8/1/2025 (e)	11,725,000	11,738,636
Texas State Gen. Oblig. Series 2014, 5% 8/1/2026 (e)	5,020,000	5,025,670
Texas State Gen. Oblig. Series 2016, 5.5% 8/1/2026 (e)	3,750,000	3,871,491
Texas State Gen. Oblig. Series 2017, 3% 8/1/2034 (e)	2,755,000	2,489,438
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2028 (e)	4,340,000	4,387,444
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2029 (e)	5,605,000	5,670,957
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2030 (e)	5,885,000	5,955,236
Texas State Gen. Oblig. Series 2020 B, 4% 8/1/2031 (e)	6,180,000	6,245,887
Texas State Gen. Oblig. Series 2021 A, 5% 8/1/2030 (e)	5,720,000	6,103,431
Texas State Gen. Oblig. Series 2021 A, 5% 8/1/2031 (e)	6,175,000	6,641,814
Texas State Gen. Oblig. Series 2021 A, 5% 8/1/2032 (e)	6,480,000	6,947,020
Texas State Gen. Oblig. Series 2021 B, 5% 8/1/2032 (e)	4,915,000	5,312,520
Travis Cnty TX Gen. Oblig. Series 2019 A, 5% 3/1/2034	5,645,000	6,030,009
Travis Cnty TX Gen. Oblig. Series 2019 A, 5% 3/1/2035	17,080,000	18,204,306
Travis Cnty TX Gen. Oblig. Series 2019 A, 5% 3/1/2036	5,000,000	5,313,955
Willis Tex Indpt Sch Dist 2% 2/15/2036 (Permanent Sch Fund of Texas Guaranteed)	1,700,000	1,322,934
		713,659,958
Health Care - 0.5%
Harris Cnty TX Cultural Ed Facs Fin Corp Med Facs Rev (Baylor College of Medicine Proj.) Series 2024A, 5% 5/15/2029	10,165,000	10,866,702
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 7/1/2037	5,900,000	6,570,784
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 7/1/2038	4,500,000	4,990,736
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2019 A, 4% 10/1/2035	1,750,000	1,750,078
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2019 A, 4% 10/1/2036	3,000,000	3,001,590
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Medical Center,Tx Proj.) 0.9% tender 5/15/2050 (b)	5,000,000	4,932,000
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2026	680,000	691,894
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2027	485,000	493,524
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2029	630,000	640,847
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2031	990,000	1,006,137
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2035	1,425,000	1,440,316
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2036	3,115,000	3,144,327
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2039	1,215,000	1,223,014
Irving TX Hosp Auth Hosp Rev Series 2017A, 5% 10/15/2044	1,440,000	1,446,088
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2025	2,430,000	2,454,523
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2026	1,505,000	1,546,557
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2027	1,565,000	1,635,234
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 5% 8/15/2030	2,330,000	2,421,213
Tarrant Cnty Tex Cultural Ed Facs Fin Corp Retirement Fac Rev (Lifespace Proj.) Series 2015, 5% 11/15/2030	6,130,000	6,146,100
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) 5% tender 11/15/2052 (b)	8,030,000	8,658,356
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2018 B, 5% 7/1/2043	3,100,000	3,207,798
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Health Resources Proj.) Series 2016 A, 5% 2/15/2034	2,040,000	2,090,093
		70,357,911
Housing - 0.2%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 6% 1/1/2054	16,015,000	17,433,867
Texas St Dept Hsg & Cmnty Affairs Multifamily Hsg Rev Series 2019, 2.95% 7/1/2036	6,109,511	5,278,479
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) Series 2019 A, 4% 3/1/2050	3,720,000	3,730,893
Travis Cnty Tex Hsg Fin Corp Multifamily Hsg Series 2023, 3.75% tender 8/1/2026 (b)	2,230,000	2,232,160
		28,675,399
Resource Recovery - 0.0%
Mission TX Economic Dev Corp Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2024, 4% tender 6/1/2054 (b)(e)	4,295,000	4,267,311
Special Tax - 0.7%
Dallas TX Rapid Transit Sales Tax Rev 5% 12/1/2025	750,000	763,707
Dallas TX Rapid Transit Sales Tax Rev 5.25% 12/1/2029	7,135,000	7,847,778
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2029	1,000,000	1,062,039
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2030	1,250,000	1,328,179
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2031	1,650,000	1,752,248
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2033	1,535,000	1,625,527
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2034	1,250,000	1,321,109
Houston TX Hotel Occ Tx & Spl Rev Series 2019, 5% 9/1/2035	1,700,000	1,792,836
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2037 (h)	1,140,000	1,270,746
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2038 (h)	1,195,000	1,326,545
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2039 (h)	550,000	609,367
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2040 (h)	840,000	924,318
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2041 (h)	1,100,000	1,202,245
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2042 (h)	1,115,000	1,211,078
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2043 (h)	1,940,000	2,100,149
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2044 (h)	2,040,000	2,194,488
Mansfield Tex Economic Dev Corp Sales Tax Rev Series 2025, 5% 8/1/2045 (h)	1,590,000	1,702,883
Texas Pub Fin Auth Lease Rev (Texas State Proj.) Series 2019, 5% 2/1/2026	2,600,000	2,652,485
Texas Pub Fin Auth Lease Rev (Texas State Proj.) Series 2019, 5% 2/1/2027	2,500,000	2,598,493
Texas Pub Fin Auth Lease Rev (Texas State Proj.) Series 2019, 5% 2/1/2028	1,315,000	1,389,278
Texas Transn Commn Gen. Oblig. Series 2014 B, 0.65% tender 10/1/2041 (Texas State Guaranteed) (b)	44,145,000	42,189,775
		78,865,273
Transportation - 2.7%
Austin Tex Airport Sys 5% 11/15/2029 (e)	2,690,000	2,694,515
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2027 (e)	1,500,000	1,557,871
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2028 (e)	2,250,000	2,363,944
Austin Tex Airport Sys Series 2019 B, 5% 11/15/2029 (e)	1,500,000	1,592,844
Central TX Regl Mobility Auth Rev 5% 1/1/2035	1,000,000	1,071,268
Central TX Regl Mobility Auth Rev Series 2020 E, 4% 1/1/2034	950,000	961,449
Central TX Regl Mobility Auth Rev Series 2020 E, 4% 1/1/2036	750,000	754,700
Central TX Regl Mobility Auth Rev Series 2020 E, 5% 1/1/2029	750,000	794,239
Central TX Regl Mobility Auth Rev Series 2020 E, 5% 1/1/2030	850,000	911,021
Central TX Regl Mobility Auth Rev Series 2020 E, 5% 1/1/2032	800,000	854,604
Central TX Regl Mobility Auth Rev Series 2020 E, 5% 1/1/2035	915,000	970,299
Central TX Regl Mobility Auth Rev Series 2020G, 4% 1/1/2034	1,000,000	1,004,799
Central TX Regl Mobility Auth Rev Series 2020G, 4% 1/1/2035	1,000,000	1,002,003
Central TX Regl Mobility Auth Rev Series 2020G, 4% 1/1/2036	1,000,000	999,040
Central TX Regl Mobility Auth Rev Series 2020G, 5% 1/1/2028	500,000	520,862
Central TX Regl Mobility Auth Rev Series 2020G, 5% 1/1/2030	670,000	713,348
Central TX Regl Mobility Auth Rev Series 2020G, 5% 1/1/2031	725,000	771,209
Central TX Regl Mobility Auth Rev Series 2020G, 5% 1/1/2032	870,000	923,236
City of Houston TX Airport System Revenue 4% 7/1/2035 (e)	1,100,000	1,093,227
City of Houston TX Airport System Revenue 4% 7/1/2036 (e)	2,180,000	2,161,420
City of Houston TX Airport System Revenue 4% 7/1/2037 (e)	1,200,000	1,185,311
City of Houston TX Airport System Revenue 4% 7/1/2038 (e)	1,750,000	1,717,592
City of Houston TX Airport System Revenue 4% 7/1/2039 (e)	4,500,000	4,393,297
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2026 (e)	1,635,000	1,668,475
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2027 (e)	2,180,000	2,253,365
City of Houston TX Airport System Revenue Series 2018 A, 5% 7/1/2028 (e)	970,000	1,014,944
City of Houston TX Airport System Revenue Series 2018 B, 5% 7/1/2028	3,110,000	3,311,999
City of Houston TX Airport System Revenue Series 2018 B, 5% 7/1/2029	12,140,000	12,900,657
City of Houston TX Airport System Revenue Series 2018 B, 5% 7/1/2030	6,385,000	6,766,959
City of Houston TX Airport System Revenue Series 2020 A, 4% 7/1/2035 (e)	1,500,000	1,490,764
City of Houston TX Airport System Revenue Series 2020 A, 4% 7/1/2039 (e)	1,895,000	1,850,066
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2036 (Assured Guaranty Municipal Corp Insured) (e)	3,850,000	4,132,591
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2037 (Assured Guaranty Municipal Corp Insured) (e)	2,000,000	2,138,961
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2038 (Assured Guaranty Municipal Corp Insured) (e)	2,000,000	2,130,872
City of Houston TX Airport System Revenue Series 2023A, 5.25% 7/1/2039 (Assured Guaranty Municipal Corp Insured) (e)	2,700,000	2,932,934
City of Houston TX Airport System Revenue Series 2023A, 5.25% 7/1/2040 (Assured Guaranty Municipal Corp Insured) (e)	5,000,000	5,409,033
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2030	3,090,000	3,407,328
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2031	1,300,000	1,426,924
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2032	2,000,000	2,189,670
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2033	2,000,000	2,177,353
Dallas Fort Worth International Airport Series 2020 B, 4% 11/1/2035	7,865,000	7,986,906
Galveston TX Wharves & Terminal Revenue Series 2023, 5% 8/1/2035 (e)	1,185,000	1,236,316
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2031	4,965,000	5,259,941
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2032	4,210,000	4,450,790
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2033	6,420,000	6,777,622
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2034	4,855,000	5,110,150
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (b)	42,630,000	44,698,996
Love Field TX Arpt Mod Rev 4% 11/1/2034 (Assured Guaranty Municipal Corp Insured) (e)	6,245,000	6,197,344
Love Field TX Arpt Mod Rev 4% 11/1/2038 (Assured Guaranty Municipal Corp Insured) (e)	1,500,000	1,469,055
Love Field TX Arpt Mod Rev 5% 11/1/2033 (Assured Guaranty Municipal Corp Insured) (e)	16,660,000	17,775,484
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2030 (e)	1,360,000	1,372,453
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2031 (e)	5,730,000	5,781,046
Love Field TX Arpt Mod Rev Series 2015, 5% 11/1/2035 (e)	1,700,000	1,710,872
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2026 (e)	1,000,000	1,025,290
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2033 (e)	1,250,000	1,272,138
Love Field TX Arpt Mod Rev Series 2017, 5% 11/1/2034 (e)	2,925,000	2,972,641
North TX Twy Auth Rev 4% 1/1/2039	8,025,000	7,866,331
North TX Twy Auth Rev 5% 1/1/2030	470,000	476,334
North TX Twy Auth Rev 5% 1/1/2031	660,000	669,152
North TX Twy Auth Rev 5% 1/1/2032	2,915,000	3,011,658
North TX Twy Auth Rev 5% 1/1/2033	1,280,000	1,318,918
North TX Twy Auth Rev Series 2015 B, 5% 1/1/2029	9,710,000	9,710,000
North TX Twy Auth Rev Series 2015 B, 5% 1/1/2030	4,855,000	4,855,000
North TX Twy Auth Rev Series 2019 A, 4% 1/1/2036	1,725,000	1,744,531
North TX Twy Auth Rev Series 2020A, 4% 1/1/2037	3,395,000	3,422,579
North TX Twy Auth Rev Series 2024A, 5% 1/1/2041	6,175,000	6,755,022
North TX Twy Auth Rev Series 2024A, 5% 1/1/2043	1,125,000	1,221,294
North TX Twy Auth Rev Series 2024A, 5% 1/1/2045	3,430,000	3,707,234
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2042	1,140,000	1,268,553
North TX Twy Auth Rev Series 2024A, 5.25% 1/1/2044	2,355,000	2,606,117
North TX Twy Auth Rev Series 2024B, 5% 1/1/2036	15,445,000	17,229,294
San Antonio TX Arpt Sys Rev 5% 7/1/2027 (e)	2,380,000	2,454,350
San Antonio TX Arpt Sys Rev 5% 7/1/2028 (e)	1,085,000	1,135,273
San Antonio TX Arpt Sys Rev 5% 7/1/2029 (e)	1,270,000	1,343,444
San Antonio TX Arpt Sys Rev 5% 7/1/2029 (e)	3,200,000	3,359,290
San Antonio TX Arpt Sys Rev 5% 7/1/2030 (e)	1,235,000	1,301,005
San Antonio TX Arpt Sys Rev 5% 7/1/2030 (e)	1,510,000	1,580,507
San Antonio TX Arpt Sys Rev 5% 7/1/2031 (e)	2,310,000	2,432,243
San Antonio TX Arpt Sys Rev 5% 7/1/2031 (e)	1,250,000	1,307,189
San Antonio TX Arpt Sys Rev 5% 7/1/2032 (e)	1,195,000	1,253,804
San Antonio TX Arpt Sys Rev Series 2019 A, 5% 7/1/2032 (e)	950,000	991,954
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2033	1,710,000	1,714,225
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2034	4,000,000	3,991,778
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 12/31/2036	2,965,000	2,926,848
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2033	2,750,000	2,760,628
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2034	4,000,000	4,001,189
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2035	4,000,000	3,981,928
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2036	1,290,000	1,275,462
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5% 12/31/2034 (e)	2,655,000	2,828,678
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5% 6/30/2034 (e)	2,110,000	2,249,355
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.125% 12/31/2035 (e)	2,095,000	2,238,020
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.125% 6/30/2035 (e)	2,185,000	2,334,910
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.25% 12/31/2036 (e)	1,965,000	2,103,696
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.25% 6/30/2036 (e)	2,310,000	2,475,705
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2023, 5.375% 6/30/2037 (e)	1,275,000	1,368,926
		322,584,461
Water & Sewer - 1.6%
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2031	1,000,000	1,120,198
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2033	650,000	732,444
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2035	1,000,000	1,118,082
Austin TX Wtr & Wastewtr Sys Series 2022, 5% 11/15/2036	1,000,000	1,112,309
City of El Paso TX Water & Sewer Revenue Series 2022, 5% 3/1/2035	7,140,000	7,762,722
City of El Paso TX Water & Sewer Revenue Series 2022, 5% 3/1/2036	5,835,000	6,316,116
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2041	7,870,000	8,755,048
Dallas TX Wtrwks & Swr Sys Rev 5% 10/1/2042	1,415,000	1,567,844
Dallas TX Wtrwks & Swr Sys Rev Series 2021 C, 3% 10/1/2036	2,080,000	1,927,643
Fort Worth TX Wtr & Swr Rev 5% 2/15/2034	2,135,000	2,333,116
Houston TX Util Sys Rev 4% 11/15/2035	1,500,000	1,522,448
Houston TX Util Sys Rev 5% 11/15/2030	2,145,000	2,363,846
Houston TX Util Sys Rev 5% 11/15/2031	2,500,000	2,750,817
Houston TX Util Sys Rev 5% 11/15/2032	2,000,000	2,195,961
Houston TX Util Sys Rev Series 2018 D, 5% 11/15/2031	5,000,000	5,342,415
Houston TX Util Sys Rev Series 2021 A, 4% 11/15/2035	700,000	712,049
Houston TX Util Sys Rev Series 2021 A, 4% 11/15/2036	700,000	710,455
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2030	11,200,000	12,342,692
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2032	8,000,000	9,013,819
North TX Mun Wtr Dist Upper E Fork Wstwtr Intrcpt Contrct 2% 6/1/2039	2,195,000	1,585,121
San Antonio TX Wtr Rev 5% 5/15/2040	2,730,000	2,961,009
San Antonio TX Wtr Rev 5% 5/15/2041	2,485,000	2,682,092
San Antonio TX Wtr Rev Series 2019C, 5% 5/15/2034	1,550,000	1,669,609
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2032	730,000	817,325
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2033	675,000	753,737
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2035	1,460,000	1,617,964
San Antonio TX Wtr Rev Series 2022B, 5% 5/15/2036	1,590,000	1,755,642
Tarrant Regl Wtr Dist Tex Wtr Series 2024, 5% 3/1/2035	3,960,000	4,493,082
Tarrant Regl Wtr Dist Tex Wtr Series 2024, 5% 3/1/2036	2,200,000	2,480,544
Texas Wtr Dev Brd 5% 8/1/2030	3,210,000	3,533,654
Texas Wtr Dev Brd 5% 8/1/2032	3,000,000	3,241,425
Texas Wtr Dev Brd 5% 8/1/2033	3,450,000	3,720,359
Texas Wtr Dev Brd 5% 8/1/2034	4,500,000	4,841,064
Texas Wtr Dev Brd 5% 8/1/2035	5,500,000	5,899,303
Texas Wtr Dev Brd Series 2018 B, 4% 10/15/2036	9,840,000	9,893,479
Texas Wtr Dev Brd Series 2018 B, 5% 10/15/2029	2,250,000	2,404,920
Texas Wtr Dev Brd Series 2018 B, 5% 10/15/2030	3,240,000	3,456,707
Texas Wtr Dev Brd Series 2018 B, 5% 4/15/2029	2,750,000	2,935,082
Texas Wtr Dev Brd Series 2018 B, 5% 4/15/2031	5,000,000	5,331,723
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2032	7,000,000	7,101,440
Texas Wtr Dev Brd Series 2019 A, 5% 4/15/2032	3,805,000	4,124,763
Texas Wtr Dev Brd Series 2021, 4% 8/1/2035	6,945,000	7,157,561
Texas Wtr Dev Brd Series 2022, 5% 10/15/2032	1,350,000	1,524,786
Texas Wtr Dev Brd Series 2022, 5% 10/15/2033	1,300,000	1,462,210
Texas Wtr Dev Brd Series 2022, 5% 4/15/2032	1,000,000	1,123,486
Texas Wtr Dev Brd Series 2022, 5% 4/15/2033	850,000	958,017
Texas Wtr Dev Brd Series A, 5% 4/15/2026	4,195,000	4,301,070
Texas Wtr Dev Brd Series A, 5% 4/15/2029	6,310,000	6,609,991
Texas Wtr Dev Brd Series A, 5% 4/15/2030	16,995,000	17,795,489
		187,932,678
TOTAL TEXAS		1,651,186,907
Utah - 0.3%
Electric Utilities - 0.0%
Intermountain Pwr Agy UT Pwr Series 2022A, 4% 7/1/2036	4,890,000	5,026,739
General Obligations - 0.1%
Salt Lake City UT Gen. Oblig. 3% 6/15/2038	1,085,000	985,764
Salt Lake City UT Gen. Oblig. 3% 6/15/2039	1,120,000	1,006,016
Salt Lake City UT Gen. Oblig. Series 2021, 3% 6/15/2037	1,055,000	966,397
Washington Cnty Utah Sch Dist Series 2020, 1.5% 3/1/2033	1,840,000	1,459,356
Weber Sch Dist Utah 2.375% 6/15/2035	1,825,000	1,511,829
Weber Sch Dist Utah 2.375% 6/15/2036	1,150,000	935,670
		6,865,032
Housing - 0.0%
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	2,013,944	1,636,393
Special Tax - 0.0%
Mida Mountain Village Public Infrastructure District Series 2024 2, 5.75% 6/15/2044 (f)	1,875,000	1,910,683
Transportation - 0.2%
Salt Lake City UT Arpt Rev 4% 7/1/2038 (e)	5,000,000	4,907,406
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2026 (e)	1,120,000	1,142,110
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2028 (e)	3,885,000	3,997,064
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2032 (e)	1,215,000	1,245,947
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2029 (e)	1,500,000	1,558,637
Salt Lake City UT Arpt Rev Series 2018A, 5% 7/1/2030 (e)	1,345,000	1,396,986
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2036 (e)	1,500,000	1,647,128
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2039 (e)	1,500,000	1,626,041
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2040 (e)	2,125,000	2,294,092
		19,815,411
TOTAL UTAH		35,254,258
Vermont - 0.0%
Education - 0.0%
Vermont St Stud Assit Corp Series A, 5% 6/15/2027 (e)	1,590,000	1,625,959
Virginia - 1.8%
Education - 0.0%
Salem Economic Development Authority (Roanoke College Proj.) 5% 4/1/2036	525,000	541,611
Virginia College Bldg Auth VA Edl Facs Rev Pub Higher Ed Fing Prog 4% 9/1/2041	4,100,000	4,115,234
		4,656,845
Escrowed/Pre-Refunded - 0.2%
Hampton Rds VA Transn Accountability Commn Rev Series 2021 A, 5% 7/1/2026	28,000,000	28,842,556
General Obligations - 0.7%
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2032	1,500,000	1,662,894
City of Chesapeake VA Gen. Oblig. Series 2020 A, 5% 8/1/2033	1,500,000	1,655,756
Henrico Cnty VA Gen. Oblig. 2% 8/1/2032	1,095,000	943,845
Manassas VA Gen. Oblig. 1.75% 1/1/2035	2,615,000	2,048,913
Manassas VA Gen. Oblig. 1.75% 1/1/2036	2,640,000	2,017,338
Manassas VA Gen. Oblig. 2% 1/1/2034	2,555,000	2,116,521
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 C TRANCHE 1, 5% 2/1/2026	5,540,000	5,660,682
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 C TRANCHE 2, 4% 2/1/2034	3,265,000	3,297,795
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2030	8,875,000	9,379,404
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2017 E, 5% 2/1/2031	10,295,000	10,880,704
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 3% 2/1/2036	3,445,000	3,128,836
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2020 A, 5% 2/1/2034	1,050,000	1,138,897
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2020 A, 5% 2/1/2035	2,500,000	2,705,374
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 3% 2/1/2039	2,670,000	2,328,914
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) 5% 5/15/2029	6,160,000	6,493,395
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) Series 2022, 4% 5/15/2033	6,530,000	6,837,593
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2036	1,000,000	1,132,689
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2037	5,090,000	5,743,526
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2038	2,370,000	2,664,131
Virginia St Pub Sch Auth Spl Oblig Stafford Cnty (County of Stafford VA Proj.) Series 2023, 5% 8/1/2039	2,510,000	2,806,579
		74,643,786
Health Care - 0.4%
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2027	120,000	125,281
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2028	1,175,000	1,244,761
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2030	1,265,000	1,374,781
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2020, 5% 7/1/2032	1,005,000	1,090,098
Arlington Cnty VA Ida Hosp Fac (Virginia Hosp Ctr Arl Hlth Sys Proj.) Series 2023 A, 5% tender 7/1/2053 (b)	18,810,000	20,089,840
Fredericksburg VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) 5% 6/15/2027	1,260,000	1,266,599
Fredericksburg VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) 5% 6/15/2029	1,385,000	1,392,246
Fredericksburg VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) 5% 6/15/2033	1,475,000	1,482,742
Norfolk VA Economic Dev Auth Hosp Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2018 A, 5% tender 11/1/2048 (b)	5,455,000	5,759,841
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 4% 6/15/2037	615,000	588,533
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2032	1,750,000	1,781,617
Stafford Cnty VA Economic Dev Auth Hosp Facs Rev (Mary Washington Hospital,Va Proj.) Series 2016, 5% 6/15/2034	2,735,000	2,777,850
Virginia Small Business Fing Auth Rev (National Senior Campuses Proj.) Series 2020A, 5% 1/1/2028	1,100,000	1,141,708
Virginia Small Business Fing Auth Rev (National Senior Campuses Proj.) Series 2020A, 5% 1/1/2029	1,400,000	1,469,159
Virginia Small Business Fing Auth Rev (National Senior Campuses Proj.) Series 2020A, 5% 1/1/2030	1,600,000	1,692,766
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2032	1,940,000	1,963,093
Winchester Economic Development Authority (Valley Health Proj.) 5% 1/1/2033	2,515,000	2,542,950
		47,783,865
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (b)	4,440,000	4,569,966
Transportation - 0.5%
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 1/1/2039 (e)	1,850,000	1,762,040
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 1/1/2040 (e)	3,200,000	3,030,180
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 7/1/2039 (e)	2,750,000	2,615,909
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 1/1/2037 (e)	6,265,000	6,498,029
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 7/1/2033 (e)	5,765,000	6,046,735
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 7/1/2036 (e)	2,875,000	2,989,497
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2036 (e)	3,000,000	2,955,150
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2037 (e)	4,500,000	4,408,748
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2038 (e)	4,750,000	4,624,999
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2039 (e)	10,520,000	10,104,619
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 1/1/2040 (e)	3,500,000	3,336,335
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2033 (e)	1,590,000	1,584,667
Virginia Small Business Fing Auth Rev (Elizabeth River Crossings Opco LLC Proj.) Series 2022, 4% 7/1/2035 (e)	2,540,000	2,509,276
		52,466,184
Water & Sewer - 0.0%
Chesapeake VA Wtr & Swr Sys 2% 7/1/2037	1,395,000	1,065,381
TOTAL VIRGINIA		214,028,583
Washington - 2.5%
Education - 0.1%
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	4,820,000	4,669,500
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2025	490,000	493,847
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2029	550,000	558,633
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2030	2,510,000	2,547,624
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2031	2,635,000	2,670,571
Washington St Higher Ed Facs (Whitworth University Proj.) 5% 10/1/2033	560,000	566,063
Washington St Higher Ed Facs (Whitworth University Proj.) Series 2019, 4% 10/1/2049	5,235,000	4,347,959
		15,854,197
Electric Utilities - 0.1%
Energy Norwthwest WA Elec Rev Series 2022 A, 5% 7/1/2033 (Bonneville Power Administration Guaranteed)	5,750,000	6,472,755
Seattle WA Mun Lt & Pwr Rev Series 2021 A, 4% 7/1/2035	8,490,000	8,752,812
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2029	1,050,000	1,091,659
Tacoma WA Elec Sys Rev Series 2017, 5% 1/1/2036	1,140,000	1,176,269
		17,493,495
Escrowed/Pre-Refunded - 0.0%
Washington St Health Care Facs Auth Rev 5% 1/1/2029 (Pre-refunded to 7/1/2025 at 100)	1,260,000	1,270,838
General Obligations - 1.1%
King Cnty WA Sch Dist No 401 Highline Series 2023, 5% 12/1/2038 (State of Washington Guaranteed)	1,750,000	1,934,643
King Cnty WA Sch Dist No 401 Highline Series 2023, 5% 12/1/2039 (State of Washington Guaranteed)	2,750,000	3,029,525
King Cnty WA Sch Dist No 401 Highline Series 2023, 5% 12/1/2040 (State of Washington Guaranteed)	3,200,000	3,511,647
King County WA Gen. Oblig. 2% 1/1/2036	1,100,000	863,889
King County WA Gen. Oblig. 2% 1/1/2037	965,000	740,890
State of Washington Gen. Oblig. 5% 2/1/2039	1,275,000	1,406,521
State of Washington Gen. Oblig. Series 2018 A, 5% 8/1/2032	14,420,000	15,035,741
State of Washington Gen. Oblig. Series 2019 B, 5% 6/1/2034	3,300,000	3,489,035
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2037	9,530,000	10,270,860
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2035	2,625,000	2,857,884
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2035	1,435,000	1,604,101
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2028	1,735,000	1,783,445
State of Washington Gen. Oblig. Series R 2017A, 5% 8/1/2030	1,735,000	1,781,283
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2032	24,300,000	25,337,623
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2033	30,735,000	32,016,429
State of Washington Gen. Oblig. Series R 2018C, 5% 8/1/2030	6,665,000	6,979,921
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2038	2,250,000	2,421,737
State of Washington Gen. Oblig. Series R 2022 D, 4% 7/1/2035	4,120,000	4,252,393
State of Washington Gen. Oblig. Series R 2022C, 4% 7/1/2035	9,630,000	9,939,453
		129,257,020
Health Care - 0.4%
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2031	1,000,000	1,061,986
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2035	1,500,000	1,579,081
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2044	5,995,000	6,155,944
Washington St Health Care Facs Auth Rev (Multicare Medical Ctr,Tacom,Wa Proj.) Series 2017B, 4% 8/15/2041	3,095,000	2,942,054
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2025	240,000	240,882
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2026	1,935,000	1,950,159
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2029	3,100,000	3,177,381
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2034	610,000	622,156
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2042	5,305,000	5,341,619
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2027	2,430,000	2,531,770
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2028	3,225,000	3,405,311
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) 5% 8/15/2025	1,300,000	1,307,150
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) 5% 8/15/2026	1,175,000	1,189,995
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) 5% 8/15/2028	3,825,000	3,940,976
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) 5% 8/15/2031	5,780,000	5,937,113
Washington St Health Care Facs Auth Rev (Virginia Mason Medical Ctr WA Proj.) Series 2017, 5% 8/15/2032	1,520,000	1,559,080
		42,942,657
Housing - 0.1%
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	1,555,000	1,603,528
King Cnty Wash Hsg Auth Affordable Hsg Rev 5% 1/1/2028	3,120,000	3,168,813
King Cnty Wash Hsg Auth Hsg Rev Series 2021, 2% 12/1/2033	1,435,000	1,173,931
Seattle Wash Hsg Auth Rev Series 2021, 1% 6/1/2026	4,345,000	4,142,742
Washington St Hsg Fin Commn Multifamily Tax-Exempt Mtg-Bkd Bonds Series 2022A, 2.85% 9/1/2042 (Fannie Mae Guaranteed)	3,000,000	2,229,926
		12,318,940
Special Tax - 0.4%
Washington St Convention Ctr Pub Facs Dist Series 2021, 3% 7/1/2043	2,150,000	1,705,245
Washington St Convention Ctr Pub Facs Dist Series 2021, 4% 7/1/2031	40,650,000	41,033,244
		42,738,489
Transportation - 0.3%
Port Seattle WA Rev 5% 2/1/2027	1,205,000	1,227,673
Port Seattle WA Rev 5% 2/1/2029	2,430,000	2,474,943
Port Seattle WA Rev Series 2018A, 5% 5/1/2029 (e)	1,515,000	1,558,059
Port Seattle WA Rev Series 2018A, 5% 5/1/2037 (e)	2,290,000	2,329,460
Port Seattle WA Rev Series 2019, 5% 4/1/2028 (e)	2,250,000	2,347,385
Port Seattle WA Rev Series 2024B, 5% 7/1/2034 (e)	7,000,000	7,563,569
Port Seattle WA Rev Series 2024B, 5% 7/1/2035 (e)	13,785,000	14,828,392
Port Seattle WA Rev Series B, 5% 10/1/2026 (e)	3,625,000	3,690,701
Port Seattle WA Rev Series B, 5% 10/1/2029 (e)	4,615,000	4,693,617
		40,713,799
TOTAL WASHINGTON		302,589,435
West Virginia - 0.1%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (b)	3,425,000	3,381,824
Health Care - 0.1%
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2036	4,170,000	4,288,393
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	3,725,000	3,755,387
		8,043,780
TOTAL WEST VIRGINIA		11,425,604
Wisconsin - 1.8%
Education - 0.0%
Public Fin Auth WI Revenue (Roseman Univ of Hlth Sciences Proj.) Series 2020, 5% 4/1/2030 (f)	400,000	411,407
Public Fin Auth Wis Edl Fac Rev (Queens University of Charlotte Proj.) 5.25% 3/1/2042	5,655,000	5,785,042
		6,196,449
Escrowed/Pre-Refunded - 0.2%
Public Fin Auth WI Revenue Series 2020, 5% 4/1/2030 (Escrowed to Maturity) (f)	100,000	105,354
Wisconsin General Fund Annual Appropiation 5% 5/1/2026	8,580,000	8,802,558
Wisconsin General Fund Annual Appropiation 5% 5/1/2027	12,590,000	13,170,522
Wisconsin Health & Educational Facilities Authority Series 2016, 4% 2/15/2038 (Pre-refunded to 8/15/2025 at 100)	1,260,000	1,262,802
Wisconsin Health & Educational Facilities Authority Series 2017 A, 5% 9/1/2034 (Pre-refunded to 9/1/2027 at 100)	1,800,000	1,882,956
Wisconsin Health & Educational Facilities Authority Series 2017 A, 5% 9/1/2036 (Pre-refunded to 9/1/2027 at 100)	2,100,000	2,196,782
		27,420,974
General Obligations - 0.5%
Howard Suamico WI Scd 2% 3/1/2037	4,410,000	3,371,671
Kohler Wis Sch Dist 2% 3/1/2035	1,135,000	898,501
Kohler Wis Sch Dist 2% 3/1/2036	1,160,000	896,191
Kohler Wis Sch Dist 2% 3/1/2037	1,180,000	890,313
Madison WI Gen. Oblig. 2% 10/1/2031	1,130,000	976,022
Madison WI Gen. Oblig. 2% 10/1/2033	1,130,000	929,431
Marathon Cnty Wis Gen. Oblig. Series 2021 B, 2.125% 2/1/2041	1,600,000	1,122,050
Wisconsin St Gen. Oblig. 5% 5/1/2032	7,920,000	8,416,889
Wisconsin St Gen. Oblig. 5% 5/1/2034	10,820,000	11,458,641
Wisconsin St Gen. Oblig. 5% 5/1/2034	3,000,000	3,370,602
Wisconsin St Gen. Oblig. 5% 5/1/2035	11,365,000	12,013,718
Wisconsin St Gen. Oblig. 5% 5/1/2035	3,000,000	3,356,710
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2033 (h)	3,985,000	4,526,309
Wisconsin St Gen. Oblig. Series 2025 1, 5% 5/1/2036 (h)	900,000	1,033,192
		53,260,240
Health Care - 1.0%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	20,085,000	18,841,188
Public Fin Auth WI Hosp Rev (WakeMed Proj.) 5% 10/1/2044	3,600,000	3,702,948
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2043 (f)	1,420,000	1,398,161
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2048 (f)	1,480,000	1,416,827
Public Fin Auth Wis Retirement Fac Rev (Southminster NC Proj.) 5% 10/1/2053 (f)	3,010,000	2,827,470
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5% 5/15/2030 (f)	1,135,000	1,145,741
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2037 (f)	535,000	539,825
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2042 (f)	420,000	421,010
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2047 (f)	420,000	412,489
Public Fin Auth Wis Sr Living Rev (Mary's Woods at Marylhurst Inc Proj.) 5.25% 5/15/2052 (f)	790,000	760,226
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2031	1,050,000	1,109,895
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2034	1,000,000	1,054,336
Public Finance Authority (Blue Ridge Healthcare Proj.) Series 2020 A, 5% 1/1/2038	1,050,000	1,097,671
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2033	1,310,000	1,470,155
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2034	1,000,000	1,130,273
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2035	1,150,000	1,299,491
Univ of Wis Hosp & Clinics Auth (Uw Health Proj.) Series 2024A, 5% 4/1/2037	750,000	836,762
Wisconsin Health & Educational Facilities Authority (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	2,515,000	2,574,552
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) 5% 12/15/2031	1,000,000	1,058,729
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) 5% 12/15/2032	1,750,000	1,852,724
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) 5% 12/15/2034	1,720,000	1,812,725
Wisconsin Health & Educational Facilities Authority (Hospital Sisters Svcs Inc Proj.) 5% 11/15/2027	6,515,000	6,521,048
Wisconsin St Health & Edl Facs (Mercy Alliance Inc Proj.) 5% 6/1/2027	1,750,000	1,754,703
Wisconsin St Health & Edl Facs (Mercy Alliance Inc Proj.) 5% 6/1/2032	995,000	997,024
Wisconsin St Health & Edl Facs (Mercy Alliance Inc Proj.) 5% 6/1/2039	2,345,000	2,345,911
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	7,105,000	7,600,234
Wisconsin St Health & Edl Facs Auth Rev (Advocate Health Care Network Proj.) Series 2018C 4, 5% tender 8/15/2054 (b)	4,900,000	5,235,235
Wisconsin St Health & Edl Facs Auth Rev (Fort Healthcare Inc Proj.) Series 2024 B, 5% tender 10/1/2054 (b)	3,500,000	3,809,507
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2037	7,850,000	6,758,432
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2038	4,705,000	4,003,776
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	2,445,000	2,055,784
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 4.5% 2/15/2054 (Build America Mutual Assurance Co Insured)	4,370,000	4,181,423
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5.25% 2/15/2035	5,575,000	6,098,036
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5.25% 2/15/2036	12,925,000	14,071,261
Wisconsin St Health & Edl Facs Auth Rev (Marshfield Clinic Proj.) Series 2024 A, 5.5% 2/15/2054	4,675,000	5,061,256
		117,256,828
Housing - 0.1%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) 3.5% 9/1/2050	5,355,000	5,302,166
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (WI Home Ownership Proj.) Series 2021 A, 3% 3/1/2052	3,260,000	3,176,701
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) 0.81% tender 11/1/2052 (b)	935,000	922,600
		9,401,467
Special Tax - 0.0%
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2029 (Assured Guaranty Municipal Corp Insured) (g)	1,050,000	861,173
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2031 (Assured Guaranty Municipal Corp Insured) (g)	1,350,000	1,014,821
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2032 (Assured Guaranty Municipal Corp Insured) (g)	2,800,000	2,009,013
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2033 (Assured Guaranty Municipal Corp Insured) (g)	1,350,000	924,773
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2034 (Assured Guaranty Municipal Corp Insured) (g)	1,250,000	815,138
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2028 (Assured Guaranty Municipal Corp Insured) (g)	255,000	218,920
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2029 (Assured Guaranty Municipal Corp Insured) (g)	390,000	321,421
Wisconsin Ctr Dist Wis Tax Rv Series 2020 D, 0% 12/15/2031 (Assured Guaranty Municipal Corp Insured) (g)	1,000,000	756,858
		6,922,117
TOTAL WISCONSIN		220,458,075
TOTAL MUNICIPAL SECURITIES (Cost $11,829,573,191)		11,591,039,255

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (j)(k) (Cost $463,681,889)	3.99	463,589,181	463,681,899

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $12,293,255,080)	12,054,721,154
NET OTHER ASSETS (LIABILITIES) - 0.5%	64,078,208
NET ASSETS - 100.0%	12,118,799,362

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Level 3 security
(d)	Non-income producing - Security is in default.
(e)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $99,698,154 or 0.8% of net assets.

(g)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(j)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	454,155,956	2,614,732,055	2,605,250,350	11,396,105	56,411	(12,173)	463,681,899	463,589,181	14.7%
Total	454,155,956	2,614,732,055	2,605,250,350	11,396,105	56,411	(12,173)	463,681,899	463,589,181

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	675,771,216	-	675,771,216	-
Electric Utilities	576,035,181	-	576,035,181	-
Escrowed/Pre-Refunded	118,593,506	-	118,593,506	-
General Obligations	4,132,833,726	-	4,132,833,726	-
Health Care	1,720,897,563	-	1,715,372,792	5,524,771
Housing	508,803,492	-	508,803,492	-
Industrial Development	182,700,378	-	182,700,378	-
Other	37,026,407	-	37,026,407	-
Resource Recovery	21,229,492	-	21,229,492	-
Special Tax	881,625,936	-	881,625,936	-
Tobacco Bonds	36,653,482	-	36,653,482	-
Transportation	2,297,632,033	-	2,297,632,033	-
Water & Sewer	401,236,843	-	401,236,843	-

Money Market Funds	463,681,899	463,681,899	-	-
Total Investments in Securities:	12,054,721,154	463,681,899	11,585,514,484	5,524,771
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $11,829,573,191)	$11,591,039,255
Fidelity Central Funds (cost $463,681,889)	463,681,899

Total Investment in Securities (cost $12,293,255,080)		$12,054,721,154
Cash		106,897
Receivable for fund shares sold		12,533,499
Interest receivable		142,536,839
Distributions receivable from Fidelity Central Funds		1,332,233
Prepaid expenses		9,971
Receivable from investment adviser for expense reductions		172,728
Other receivables		59,601
Total assets		12,211,472,922
Liabilities
Payable for investments purchased on a delayed delivery basis	$58,550,849
Payable for fund shares redeemed	20,549,848
Distributions payable	9,541,568
Accrued management fee	2,622,111
Distribution and service plan fees payable	31,965
Other affiliated payables	1,015,577
Other payables and accrued expenses	361,642
Total liabilities		92,673,560
Net Assets		$12,118,799,362
Net Assets consist of:
Paid in capital		$12,415,793,372
Total accumulated earnings (loss)		(296,994,010)
Net Assets		$12,118,799,362

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($107,463,378 ÷ 10,678,419 shares)(a)		$10.06
Maximum offering price per share (100/96.00 of $10.06)		$10.48
Class M :
Net Asset Value and redemption price per share ($10,622,847 ÷ 1,056,293 shares)(a)		$10.06
Maximum offering price per share (100/96.00 of $10.06)		$10.48
Class C :
Net Asset Value and offering price per share ($8,145,171 ÷ 809,094 shares)(a)		$10.07
Intermediate Municipal Income :
Net Asset Value, offering price and redemption price per share ($4,343,944,846 ÷ 431,975,888 shares)		$10.06
Class I :
Net Asset Value, offering price and redemption price per share ($1,740,977,373 ÷ 172,858,235 shares)		$10.07
Class Z :
Net Asset Value, offering price and redemption price per share ($5,907,645,747 ÷ 586,356,584 shares)		$10.08
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended December 31, 2024
Investment Income
Interest		$345,517,510
Income from Fidelity Central Funds		11,396,105
Total income		356,913,615
Expenses
Management fee	$29,274,568
Transfer agent fees	11,017,355
Distribution and service plan fees	394,437
Accounting fees and expenses	933,390
Custodian fees and expenses	102,140
Independent trustees' fees and expenses	30,087
Registration fees	557,253
Audit fees	62,697
Legal	21,884
Miscellaneous	113,479
Total expenses before reductions	42,507,290
Expense reductions	(699,881)
Total expenses after reductions		41,807,409
Net Investment income (loss)		315,106,206
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(26,500,379)
Fidelity Central Funds	56,411
Total net realized gain (loss)		(26,443,968)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(134,436,776)
Fidelity Central Funds	(12,173)
Total change in net unrealized appreciation (depreciation)		(134,448,949)
Net gain (loss)		(160,892,917)
Net increase (decrease) in net assets resulting from operations		$154,213,289
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$315,106,206	$277,248,128
Net realized gain (loss)	(26,443,968)	(23,083,075)
Change in net unrealized appreciation (depreciation)	(134,448,949)	337,665,059
Net increase (decrease) in net assets resulting from operations	154,213,289	591,830,112
Distributions to shareholders	(310,867,034)	(275,014,848)

Share transactions - net increase (decrease)	743,579,390	558,010,727
Total increase (decrease) in net assets	586,925,645	874,825,991

Net Assets
Beginning of period	11,531,873,717	10,657,047,726
End of period	$12,118,799,362	$11,531,873,717

Financial Highlights
Fidelity Advisor® Intermediate Municipal Income Fund Class A

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.20	$9.90	$10.79	$10.87	$10.64
Income from Investment Operations
Net investment income (loss) A,B	.240	.217	.173	.157	.191
Net realized and unrealized gain (loss)	(.144)	.298	(.890)	(.059)	.241
Total from investment operations	.096	.515	(.717)	.098	.432
Distributions from net investment income	(.235)	(.215)	(.172)	(.158)	(.191)
Distributions from net realized gain	(.001)	-	(.001)	(.020)	(.011)
Total distributions	(.236)	(.215)	(.173)	(.178)	(.202)
Net asset value, end of period	$10.06	$10.20	$9.90	$10.79	$10.87
Total Return C,D	.96%	5.28%	(6.65)%	.91%	4.11%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.69%	.68%	.67%	.64%	.66%
Expenses net of fee waivers, if any	.68%	.68%	.67%	.64%	.66%
Expenses net of all reductions	.68%	.68%	.67%	.64%	.66%
Net investment income (loss)	2.37%	2.18%	1.71%	1.46%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$107,463	$113,907	$111,807	$166,197	$120,578
Portfolio turnover rate G	19%	14%	20%	11%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Intermediate Municipal Income Fund Class M

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.19	$9.90	$10.78	$10.87	$10.63
Income from Investment Operations
Net investment income (loss) A,B	.243	.221	.178	.162	.195
Net realized and unrealized gain (loss)	(.134)	.288	(.880)	(.070)	.251
Total from investment operations	.109	.509	(.702)	.092	.446
Distributions from net investment income	(.238)	(.219)	(.177)	(.162)	(.195)
Distributions from net realized gain	(.001)	-	(.001)	(.020)	(.011)
Total distributions	(.239)	(.219)	(.178)	(.182)	(.206)
Net asset value, end of period	$10.06	$10.19	$9.90	$10.78	$10.87
Total Return C,D	1.09%	5.21%	(6.51)%	.85%	4.24%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.65%	.64%	.61%	.60%	.63%
Expenses net of fee waivers, if any	.65%	.64%	.61%	.60%	.63%
Expenses net of all reductions	.65%	.64%	.61%	.60%	.63%
Net investment income (loss)	2.40%	2.22%	1.77%	1.49%	1.82%
Supplemental Data
Net assets, end of period (000 omitted)	$10,623	$11,713	$11,877	$11,071	$14,525
Portfolio turnover rate G	19%	14%	20%	11%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Intermediate Municipal Income Fund Class C

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.20	$9.91	$10.79	$10.88	$10.65
Income from Investment Operations
Net investment income (loss) A,B	.166	.147	.102	.079	.112
Net realized and unrealized gain (loss)	(.134)	.288	(.880)	(.070)	.241
Total from investment operations	.032	.435	(.778)	.009	.353
Distributions from net investment income	(.161)	(.145)	(.101)	(.079)	(.112)
Distributions from net realized gain	(.001)	-	(.001)	(.020)	(.011)
Total distributions	(.162)	(.145)	(.102)	(.099)	(.123)
Net asset value, end of period	$10.07	$10.20	$9.91	$10.79	$10.88
Total Return C,D	.32%	4.43%	(7.21)%	.09%	3.34%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.41%	1.38%	1.37%	1.37%	1.40%
Expenses net of fee waivers, if any	1.41%	1.38%	1.37%	1.37%	1.40%
Expenses net of all reductions	1.41%	1.38%	1.37%	1.37%	1.40%
Net investment income (loss)	1.64%	1.47%	1.01%	.72%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$8,145	$9,789	$11,488	$16,255	$26,852
Portfolio turnover rate G	19%	14%	20%	11%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Intermediate Municipal Income Fund

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.19	$9.90	$10.78	$10.87	$10.63
Income from Investment Operations
Net investment income (loss) A,B	.271	.248	.204	.192	.225
Net realized and unrealized gain (loss)	(.134)	.288	(.880)	(.069)	.251
Total from investment operations	.137	.536	(.676)	.123	.476
Distributions from net investment income	(.266)	(.246)	(.203)	(.193)	(.225)
Distributions from net realized gain	(.001)	-	(.001)	(.020)	(.011)
Total distributions	(.267)	(.246)	(.204)	(.213)	(.236)
Net asset value, end of period	$10.06	$10.19	$9.90	$10.78	$10.87
Total Return C	1.37%	5.51%	(6.27)%	1.14%	4.54%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.38%	.36%	.35%	.32%	.34%
Expenses net of fee waivers, if any	.37%	.36%	.35%	.32%	.34%
Expenses net of all reductions	.37%	.36%	.35%	.32%	.34%
Net investment income (loss)	2.68%	2.50%	2.03%	1.77%	2.11%
Supplemental Data
Net assets, end of period (000 omitted)	$4,343,945	$4,695,105	$4,757,973	$5,501,159	$4,666,119
Portfolio turnover rate F	19%	14%	20%	11%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Intermediate Municipal Income Fund Class I

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$9.91	$10.80	$10.88	$10.65
Income from Investment Operations
Net investment income (loss) A,B	.264	.241	.197	.185	.217
Net realized and unrealized gain (loss)	(.143)	.298	(.889)	(.060)	.242
Total from investment operations	.121	.539	(.692)	.125	.459
Distributions from net investment income	(.260)	(.239)	(.197)	(.185)	(.218)
Distributions from net realized gain	(.001)	-	(.001)	(.020)	(.011)
Total distributions	(.261)	(.239)	(.198)	(.205)	(.229)
Net asset value, end of period	$10.07	$10.21	$9.91	$10.80	$10.88
Total Return C	1.20%	5.53%	(6.41)%	1.16%	4.36%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.44%	.43%	.42%	.39%	.41%
Expenses net of fee waivers, if any	.44%	.43%	.42%	.39%	.41%
Expenses net of all reductions	.44%	.43%	.42%	.39%	.41%
Net investment income (loss)	2.61%	2.42%	1.96%	1.70%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$1,740,977	$1,587,677	$1,287,824	$1,220,985	$1,362,509
Portfolio turnover rate F	19%	14%	20%	11%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Intermediate Municipal Income Fund Class Z

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$10.21	$9.92	$10.80	$10.89	$10.65
Income from Investment Operations
Net investment income (loss) A,B	.278	.254	.209	.198	.230
Net realized and unrealized gain (loss)	(.134)	.288	(.879)	(.069)	.252
Total from investment operations	.144	.542	(.670)	.129	.482
Distributions from net investment income	(.273)	(.252)	(.209)	(.199)	(.231)
Distributions from net realized gain	(.001)	-	(.001)	(.020)	(.011)
Total distributions	(.274)	(.252)	(.210)	(.219)	(.242)
Net asset value, end of period	$10.08	$10.21	$9.92	$10.80	$10.89
Total Return C	1.43%	5.56%	(6.20)%	1.19%	4.59%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.32%	.31%	.29%	.27%	.29%
Expenses net of fee waivers, if any	.31%	.31%	.29%	.27%	.29%
Expenses net of all reductions	.31%	.31%	.29%	.27%	.29%
Net investment income (loss)	2.74%	2.55%	2.09%	1.83%	2.16%
Supplemental Data
Net assets, end of period (000 omitted)	$5,907,646	$5,113,683	$4,476,079	$3,679,575	$2,923,185
Portfolio turnover rate F	19%	14%	20%	11%	18%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
Fidelity Intermediate Municipal Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Intermediate Municipal Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Intermediate Municipal Income Fund	$58,752

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$73,415,787
Gross unrealized depreciation	(304,626,079)
Net unrealized appreciation (depreciation)	$(231,210,292)
Tax Cost	$12,285,931,446

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(65,783,716)
Net unrealized appreciation (depreciation) on securities and other investments	$(231,210,292)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(9,545,487)
Long-term	(56,238,229)
Total capital loss carryforward	$(65,783,716)

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Tax-exempt Income	$309,670,488	$275,014,848
Ordinary Income	$1,196,546	-
Total	$310,867,034	$ 275,014,848

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information.
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Intermediate Municipal Income Fund	3,075,316,624	2,130,830,275
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The fee is based on an annual asset based fee of .10% of the Fund's average net assets plus an income based fee of 5% of the Fund's gross income throughout the month. For the reporting period, the total annual management fee rate was .25% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	276,534	8,915
Class M	- %	.25%	28,103	-
Class C	.75%	.25%	89,800	15,652
			394,437	24,567

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	6,617
Class M	1,309
Class C A	22
7,948

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	189,857.17
Class M	14,898.13
Class C	13,309.15
Intermediate Municipal Income	5,107,165.11
Class I	3,012,784.18
Class Z	2,679,342.05
	11,017,355

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Intermediate Municipal Income Fund	.01

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Intermediate Municipal Income Fund	20,085,069	9,902,509	(82,376)

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
Amount ($)
Fidelity Intermediate Municipal Income Fund	18,385
7. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2026. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.68%	7,357
Class M	.65%	-
Class C	1.43%	-
Intermediate Municipal Income	.37%	373,855
Class I	.44%	39,239
Class Z	.31%	276,804
		697,255

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $2,626.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
Fidelity Intermediate Municipal Income Fund
Distributions to shareholders
Class A	$2,581,297	$2,459,131
Class M	265,794	262,597
Class C	143,324	149,360
Intermediate Municipal Income	118,952,373	116,780,368
Class I	43,765,354	35,191,095
Class Z	145,158,892	120,172,297
Total	$310,867,034	$275,014,848
9. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
Fidelity Intermediate Municipal Income Fund
Class A
Shares sold	2,085,000	2,516,635	$21,107,423	$24,920,485
Reinvestment of distributions	240,223	233,225	2,427,882	2,321,141
Shares redeemed	(2,817,493)	(2,867,653)	(28,507,633)	(28,507,412)
Net increase (decrease)	(492,270)	(117,793)	$(4,972,328)	$(1,265,786)
Class M
Shares sold	79,852	144,866	$808,357	$1,455,531
Reinvestment of distributions	24,667	24,811	249,131	246,766
Shares redeemed	(197,633)	(220,218)	(2,004,004)	(2,187,256)
Net increase (decrease)	(93,114)	(50,541)	$(946,516)	$(484,959)
Class C
Shares sold	146,009	205,340	$1,480,227	$2,067,926
Reinvestment of distributions	13,753	14,651	139,039	145,887
Shares redeemed	(310,343)	(419,842)	(3,143,128)	(4,181,473)
Net increase (decrease)	(150,581)	(199,851)	$(1,523,862)	$(1,967,660)
Intermediate Municipal Income
Shares sold	129,841,748	173,875,466	$1,313,525,308	$1,711,974,818
Reinvestment of distributions	6,157,581	6,910,243	62,197,583	68,726,450
Shares redeemed	(164,806,055)	(200,749,688)	(1,663,264,988)	(1,980,739,236)
Net increase (decrease)	(28,806,726)	(19,963,979)	$(287,542,097)	$(200,037,968)
Class I
Shares sold	62,356,967	70,700,070	$631,024,339	$703,232,952
Reinvestment of distributions	3,908,442	3,235,564	39,536,279	32,215,297
Shares redeemed	(48,981,004)	(48,280,246)	(495,193,294)	(478,046,290)
Net increase (decrease)	17,284,405	25,655,388	$175,367,324	$257,401,959
Class Z
Shares sold	228,173,787	203,048,748	$2,307,962,228	$2,026,195,879
Reinvestment of distributions	9,858,164	7,902,183	99,781,299	78,722,977
Shares redeemed	(152,583,571)	(161,443,908)	(1,544,546,658)	(1,600,553,715)
Net increase (decrease)	85,448,380	49,507,023	$863,196,869	$504,365,141
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity School Street Trust and Shareholders of Fidelity Intermediate Municipal Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Intermediate Municipal Income Fund (one of the funds constituting Fidelity School Street Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 12, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2024, 100% of the fund's income dividends was free from federal income tax, and 19.62% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Intermediate Municipal Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against an appropriate securities market index (benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. In its review of the fund's management fee and the total expense ratio of the retail class, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also considered the income-based component of the fund's management fee. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for 2023 and below the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked below the competitive median of the similar sales load structure group for 2023 and below the competitive median of the total expense asset size peer group for 2023.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 0.68%, 0.65%, 1.43%, 0.44%, 0.31%, and 0.37% through April 30, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.540000.127
LIM-ANN-0325
Fidelity Advisor® Multi-Asset Income Fund

Annual Report
December 31, 2024
Includes Fidelity and Fidelity Advisor share classes
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity Advisor® Multi-Asset Income Fund
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Alternative Funds - 1.3%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $38,665,004)	3,884,282	37,599,850

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Golub Cap Partners Clo 76 B Ltd Series 2024-76A Class E, CME Term SOFR 3 month Index + 5.75%, 10.4919% 10/25/2037 (d)(e)(f)	399,000	404,885
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Agl Clo 5 Ltd Series 2024-5A Class ERR, CME Term SOFR 3 month Index + 6.0884%, 10.9674% 7/20/2034 (d)(e)(f)	156,000	157,246
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 11.0602% 1/20/2035 (d)(e)(f)	412,000	412,016
Ares Loan Funding VII Ltd Series 2024-ALF7A Class E, CME Term SOFR 3 month Index + 6.25%, 10.7901% 10/22/2037 (d)(e)(f)	238,000	239,771
Bbam US Clo IV Ltd Series 2024-4A Class D, CME Term SOFR 3 month Index + 6.25%, 11.5729% 7/15/2039 (d)(e)(f)	500,000	508,360
Birch Grove Clo 4 Ltd Series 2024-4A Class ER, CME Term SOFR 3 month Index + 6.5%, 11.1559% 7/15/2037 (d)(e)(f)	583,000	591,190
Birch Grove Clo 5 LLC Series 2024-5A Class ER, CME Term SOFR 3 month Index + 6.75%, 11.3674% 10/20/2037 (d)(e)(f)	190,000	194,443
Carlyle US Clo Ltd Series 2024-6A Class E, CME Term SOFR 3 month Index + 5.75%, 10.2067% 10/25/2037 (d)(e)(f)	227,000	228,596
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.9214% 10/20/2037 (d)(e)(f)	323,000	331,889
Eaton Vance CLO Ltd Series 2024-1A Class D2, CME Term SOFR 3 month Index + 4.5%, 9.1559% 10/15/2037 (d)(e)(f)	327,000	330,662
Golub Capital Partners Clo 37b Ltd Series 2024-60A Class ER, CME Term SOFR 3 month Index + 6%, 10.6259% 10/25/2034 (d)(e)(f)	363,000	359,644
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 11.2417% 7/15/2037 (d)(e)(f)	189,000	193,414
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.8049% 10/20/2037 (d)(e)(f)	225,000	227,000
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 11.2908% 7/20/2037 (d)(e)(f)	261,000	267,180
Orchard Park Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.6%, 10.2529% 10/20/2037 (d)(e)(f)	420,000	426,937
Palmer Square CLO Series 2024-2A Class E, CME Term SOFR 3 month Index + 5.7%, 10.9939% 7/20/2037 (d)(e)(f)	1,000,000	1,021,754
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.15% 1/15/2033 (d)(e)(f)	526,000	526,029
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.5928% 10/15/2039 (d)(e)(f)	395,000	399,911
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		6,416,042
UNITED STATES - 0.1%
Croton Pk Clo Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.55%, 10.1997% 10/15/2036 (d)(e)(f)	1,072,000	1,095,668
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 10.3174% 7/20/2037 (d)(e)(f)	747,000	760,899
Obra Clo 1 Ltd / Obra Clo 1 LLC Series 2024-1A Class D2, 8.259% 1/20/2038 (d)	157,000	157,029
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 11.1731% 1/20/2038 (d)(e)(f)	181,000	181,035
TOTAL UNITED STATES		2,194,631
TOTAL ASSET-BACKED SECURITIES (Cost $8,891,515)		9,015,558

Bank Loan Obligations - 5.1%
	Principal Amount (a)	Value ($)
CANADA - 0.3%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.107% 9/23/2030 (e)(f)(g)	4,044,837	4,020,406
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 8/1/2030 (e)(f)(g)	4,455,000	4,461,371

TOTAL CANADA		8,481,777
NETHERLANDS - 0.3%
Industrials - 0.3%
Building Products - 0.3%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0208% 2/25/2029 (e)(f)(g)	8,362,677	8,341,770
UNITED KINGDOM - 1.4%
Communication Services - 0.2%
Entertainment - 0.2%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.8027% 12/2/2031 (e)(f)(g)	5,400,000	5,393,250
Consumer Discretionary - 0.8%
Hotels, Restaurants & Leisure - 0.8%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4715% 7/21/2030 (e)(f)(g)	24,234,979	24,123,983
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 10.3312% 2/7/2028 (e)(f)(g)	11,760,466	11,850,786
TOTAL UNITED KINGDOM		41,368,019
UNITED STATES - 3.1%
Consumer Discretionary - 1.7%
Broadline Retail - 1.3%
Great Outdoors Group LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2215% 3/5/2028 (e)(f)(g)	36,205,153	36,331,872
Hotels, Restaurants & Leisure - 0.4%
ClubCorp Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5904% 9/18/2026 (e)(f)(g)	1,090,000	1,091,820
Fertitta Entertainment LLC/NV 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.857% 1/27/2029 (e)(f)(g)	5,568,118	5,584,154
MajorDrive Holdings IV LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5904% 6/1/2028 (e)(f)(g)	1,496,124	1,455,519
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 12/30/2026 (e)(f)(g)	2,174,294	2,087,322
		10,218,815
Specialty Retail - 0.0%
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.2727% 10/2/2031 (e)(f)(g)	977,550	985,497
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.274% 11/26/2031 (e)(f)(g)	650,000	649,766
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2965% 6/6/2031 (e)(f)(g)	497,500	492,580
		2,127,843
Financials - 0.6%
Capital Markets - 0.3%
AssuredPartners Inc Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.857% 2/14/2031 (e)(f)(g)	1,496,231	1,498,191
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3288% 10/24/2031 (e)(f)(g)	6,244,502	6,258,678
GIH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 4.3288% 11/26/2031 (e)(f)(g)	1,500,000	1,503,750
		9,260,619
Insurance - 0.3%
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.707% 8/19/2028 (e)(f)(g)	8,121,673	8,121,673
TOTAL FINANCIALS		17,382,292

Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Packaging Coordinators Midco Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8354% 11/30/2027 (e)(f)(g)	5,572,922	5,592,260
Industrials - 0.1%
Aerospace & Defense - 0.0%
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3962% 12/11/2031 (e)(f)(g)	1,384,615	1,382,026
Signia Aerospace LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 11/24/2031 (e)(f)(g)(h)(i)	115,385	115,169
		1,497,195
Air Freight & Logistics - 0.1%
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.207% 11/23/2028 (e)(f)(g)(j)	1,857,250	1,857,250
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7%, 11.457% 11/23/2029 (e)(f)(g)(j)	655,000	655,000
		2,512,250
Machinery - 0.0%
John Bean Technologies Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 10/9/2031 (e)(f)(g)(i)	160,000	160,800
TOTAL INDUSTRIALS		4,170,245

Information Technology - 0.4%
Software - 0.4%
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.357% 10/16/2026 (e)(f)(g)	4,212,885	4,036,492
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 10/28/2030 (e)(f)(g)(i)	335,000	336,936
RealPage Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0788% 4/24/2028 (e)(f)(g)	210,000	210,525
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.6172% 2/10/2031 (e)(f)(g)	3,269,447	3,290,175
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1203% 4/14/2031 (e)(f)(g)	2,579,626	2,595,749
		10,469,877
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0235% 12/10/2031 (e)(f)(g)	2,190,000	2,195,475
TOTAL UNITED STATES		88,488,679
TOTAL BANK LOAN OBLIGATIONS (Cost $146,101,408)		146,680,245

Commercial Mortgage Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
BANK Series 2020-BN30 Class MCDG, 2.9182% 12/15/2053 (f) (Cost $178,114)	200,000	96,090

Common Stocks - 42.8%
	Shares	Value ($)
BAILIWICK OF GUERNSEY - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Super Group SGHC Ltd	847,960	5,282,791
CANADA - 7.3%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.3%
Quebecor Inc Class B	191,535	4,197,261
TELUS Corp	283,300	3,841,189
		8,038,450
Consumer Discretionary - 0.7%
Hotels, Restaurants & Leisure - 0.4%
Pizza Pizza Royalty Corp (k)	765,400	6,927,444
Restaurant Brands International Inc	72,580	4,730,613
		11,658,057
Specialty Retail - 0.3%
Aritzia Inc Subordinate Voting Shares (l)	245,300	9,119,505
TOTAL CONSUMER DISCRETIONARY		20,777,562

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Alimentation Couche-Tard Inc	738	40,929
Metro Inc/CN	507	31,797
		72,726
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Canadian Natural Resources Ltd	1,808	55,820
Canadian Natural Resources Ltd (United States)	475,600	14,681,772
Cenovus Energy Inc	260	3,941
Enbridge Inc	81,900	3,476,099
Imperial Oil Ltd	1,033	63,664
South Bow Corp (k)	1,009,100	23,812,079
		42,093,375
Financials - 1.0%
Banks - 0.3%
Royal Bank of Canada	88,488	10,669,407
Capital Markets - 0.7%
Brookfield Corp Class A	232,200	13,346,109
TMX Group Ltd	183,700	5,658,796
		19,004,905
TOTAL FINANCIALS		29,674,312

Industrials - 0.5%
Construction & Engineering - 0.3%
WSP Global Inc	42,100	7,408,687
Machinery - 0.2%
ATS Corp (l)	197,380	6,019,784
TOTAL INDUSTRIALS		13,428,471

Information Technology - 0.4%
IT Services - 0.4%
Shopify Inc Class A (l)	113,200	12,048,049
Materials - 0.6%
Containers & Packaging - 0.2%
CCL Industries Inc Class B	139,436	7,173,322
Metals & Mining - 0.4%
Agnico Eagle Mines Ltd/CA (United States)	140,000	10,949,400
TOTAL MATERIALS		18,122,722

Real Estate - 0.0%
Retail REITs - 0.0%
RioCan Real Estate Investment Trust	108,575	1,380,744
Utilities - 2.3%
Gas Utilities - 0.4%
AltaGas Ltd	464,900	10,828,099
Independent Power and Renewable Electricity Producers - 1.9%
Capital Power Corp (k)	350,600	15,541,572
TransAlta Corp	2,659,800	37,617,819
		53,159,391
TOTAL UTILITIES		63,987,490

TOTAL CANADA		209,623,901
CHINA - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	16,260	3,379,641
DENMARK - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Novo Nordisk A/S Class B ADR	81,400	7,002,028
FRANCE - 0.6%
Energy - 0.6%
Energy Equipment & Services - 0.6%
Vallourec SACA (l)	976,706	16,612,457
GERMANY - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Siemens AG	156	30,419
IRELAND - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Accenture PLC Class A	276	97,094
ITALY - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Prysmian SpA	281	17,948
JAPAN - 0.0%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Hitachi Ltd	1,691	41,413
KOREA (SOUTH) - 0.0%
Information Technology - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	1,651	58,676
MONACO - 1.3%
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Scorpio Tankers Inc	774,270	38,473,476
NORWAY - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Frontline PLC (k)	505,465	7,172,548
TAIWAN - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	22,706	4,484,208
UNITED KINGDOM - 1.4%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Genius Sports Ltd Class A (k)(l)	423,847	3,666,277
Consumer Staples - 0.7%
Personal Care Products - 0.0%
Unilever PLC	624	35,456
Tobacco - 0.7%
British American Tobacco PLC ADR	459,300	16,681,776
TOTAL CONSUMER STAPLES		16,717,232

Health Care - 0.1%
Pharmaceuticals - 0.1%
Astrazeneca PLC	28,398	3,702,522
Industrials - 0.3%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (l)	4,919	34,883
Industrial Conglomerates - 0.3%
DCC PLC	136,816	8,803,789
TOTAL INDUSTRIALS		8,838,672

Utilities - 0.2%
Multi-Utilities - 0.2%
National Grid PLC	566,200	6,726,600
TOTAL UNITED KINGDOM		39,651,303
UNITED STATES - 31.2%
Communication Services - 2.6%
Diversified Telecommunication Services - 0.0%
AT&T Inc	3,224	73,410
Verizon Communications Inc	1,923	76,901
		150,311
Entertainment - 0.0%
Walt Disney Co/The	963	107,230
Interactive Media & Services - 2.2%
Alphabet Inc Class A	149,336	28,269,305
Meta Platforms Inc Class A	62,200	36,418,723
		64,688,028
Media - 0.2%
Comcast Corp Class A	120,363	4,517,223
Interpublic Group of Cos Inc/The	954	26,731
		4,543,954
Wireless Telecommunication Services - 0.2%
T-Mobile US Inc	29,399	6,489,241
TOTAL COMMUNICATION SERVICES		75,978,764

Consumer Discretionary - 2.9%
Automobiles - 0.4%
Tesla Inc (l)	27,000	10,903,680
Broadline Retail - 1.6%
Amazon.com Inc (l)	213,600	46,861,704
Diversified Consumer Services - 0.0%
H&R Block Inc	779	41,162
Hotels, Restaurants & Leisure - 0.7%
Churchill Downs Inc	32,096	4,286,100
Domino's Pizza Inc	16,894	7,091,425
DraftKings Inc Class A (l)	38,150	1,419,180
McDonald's Corp	449	130,161
Monarch Casino & Resort Inc	38,100	3,006,090
Papa John's International Inc (k)	83,141	3,414,601
Starbucks Corp	177	16,151
		19,363,708
Household Durables - 0.1%
Whirlpool Corp (k)	36,600	4,189,968
Leisure Products - 0.1%
Topgolf Callaway Brands Corp (l)	421,600	3,313,776
Specialty Retail - 0.0%
Burlington Stores Inc (l)	208	59,292
Dick's Sporting Goods Inc	249	56,981
Lowe's Cos Inc	393	96,992
TJX Cos Inc/The	958	115,737
		329,002
Textiles, Apparel & Luxury Goods - 0.0%
Columbia Sportswear Co	72	6,043
Tapestry Inc	711	46,450
		52,493
TOTAL CONSUMER DISCRETIONARY		85,055,493

Consumer Staples - 2.4%
Beverages - 0.3%
Coca-Cola Co/The	1,438	89,530
Keurig Dr Pepper Inc	228,362	7,334,987
		7,424,517
Consumer Staples Distribution & Retail - 1.1%
Albertsons Cos Inc	908,696	17,846,790
BJ's Wholesale Club Holdings Inc (l)	77,825	6,953,664
Costco Wholesale Corp	7,612	6,974,647
Target Corp	455	61,507
Walmart Inc	2,455	221,809
		32,058,417
Food Products - 0.4%
Bunge Global SA	60,500	4,704,480
JM Smucker Co	66,079	7,276,620
Mondelez International Inc	751	44,857
		12,025,957
Household Products - 0.2%
Procter & Gamble Co/The	30,218	5,066,048
Personal Care Products - 0.4%
Estee Lauder Cos Inc/The Class A	66,200	4,963,676
Kenvue Inc	375,167	8,009,815
		12,973,491
TOTAL CONSUMER STAPLES		69,548,430

Energy - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
Cheniere Energy Inc	58,300	12,526,921
DHT Holdings Inc	6,463,789	60,048,601
Energy Transfer LP	1,266,700	24,814,653
Enterprise Products Partners LP	1,993	62,500
Exxon Mobil Corp	138,677	14,917,485
Hess Corp	434	57,726
Hess Midstream LP Class A	203,200	7,524,496
International Seaways Inc (k)	188,783	6,784,861
MPLX LP	147,013	7,036,042
Phillips 66	291	33,154
Shell PLC	1,994	62,155
Shell PLC ADR	233,000	14,597,450
Targa Resources Corp	33,200	5,926,200
Valero Energy Corp	224	27,460
		154,419,704
Financials - 3.5%
Banks - 2.9%
Bank of America Corp	4,247	186,656
Huntington Bancshares Inc/OH	4,869	79,219
JPMorgan Chase & Co	62,587	15,002,730
M&T Bank Corp	543	102,089
PNC Financial Services Group Inc/The	116,849	22,534,330
Truist Financial Corp	504,900	21,902,562
US Bancorp	1,556	74,423
Wells Fargo & Co	322,833	22,675,790
		82,557,799
Capital Markets - 0.0%
Blackrock Inc	81	83,033
Consumer Finance - 0.4%
Capital One Financial Corp	401	71,506
Discover Financial Services	69,500	12,039,485
		12,110,991
Financial Services - 0.2%
Apollo Global Management Inc	399	65,899
Block Inc Class A (l)	52,983	4,503,025
Visa Inc Class A	217	68,581
		4,637,505
Insurance - 0.0%
American Financial Group Inc/OH	412	56,415
Chubb Ltd	571	157,768
Hartford Financial Services Group Inc/The	1,148	125,591
Marsh & McLennan Cos Inc	448	95,160
The Travelers Companies, Inc.	433	104,305
		539,239
TOTAL FINANCIALS		99,928,567

Health Care - 1.1%
Biotechnology - 0.2%
AbbVie Inc	1,010	179,477
Gilead Sciences Inc	66,636	6,155,167
		6,334,644
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp (l)	56,100	5,010,852
Health Care Providers & Services - 0.0%
Cigna Group/The	191	52,742
UnitedHealth Group Inc	925	467,921
		520,663
Life Sciences Tools & Services - 0.1%
Danaher Corp	15,619	3,585,341
Pharmaceuticals - 0.6%
Eli Lilly & Co	10,592	8,177,025
GSK PLC	214,873	3,624,323
Johnson & Johnson	963	139,269
Merck & Co Inc	36,134	3,594,610
Roche Holding AG	176	49,211
Royalty Pharma PLC Class A	830	21,173
Sanofi SA	672	65,326
		15,670,937
TOTAL HEALTH CARE		31,122,437

Industrials - 5.0%
Aerospace & Defense - 1.4%
BWX Technologies Inc	63,400	7,062,126
Byrna Technologies Inc (k)(l)	655,803	18,893,684
GE Aerospace	968	161,453
General Dynamics Corp	10,744	2,830,937
Huntington Ingalls Industries Inc	235	44,408
Lockheed Martin Corp	5,400	2,624,076
Northrop Grumman Corp	6,047	2,837,797
RTX Corp	35,600	4,119,632
		38,574,113
Building Products - 0.2%
Johnson Controls International plc	77,766	6,138,070
Commercial Services & Supplies - 0.4%
GEO Group Inc/The (l)	204,603	5,724,792
GFL Environmental Inc Subordinate Voting Shares	158,887	7,083,014
Veralto Corp	272	27,703
		12,835,509
Construction & Engineering - 0.2%
EMCOR Group Inc	12,300	5,582,970
Electrical Equipment - 0.8%
AMETEK Inc	448	80,756
Eaton Corp PLC (t)	20,000	6,637,400
GE Vernova Inc	36,280	11,933,581
Regal Rexnord Corp	19,136	2,968,568
		21,620,305
Ground Transportation - 0.2%
Norfolk Southern Corp	25,876	6,073,097
Industrial Conglomerates - 0.1%
3M Co	30,400	3,924,336
Machinery - 0.1%
Crane Co	506	76,786
Hillenbrand Inc	398	12,250
ITT Inc	24,508	3,501,703
		3,590,739
Passenger Airlines - 1.3%
Alaska Air Group Inc (l)	310,600	20,111,350
Delta Air Lines Inc	237,500	14,368,750
		34,480,100
Professional Services - 0.0%
KBR Inc	611	35,395
Trading Companies & Distributors - 0.3%
FTAI Aviation Ltd	29,600	4,263,584
Watsco Inc	12,231	5,796,149
		10,059,733
TOTAL INDUSTRIALS		142,914,367

Information Technology - 5.2%
Communications Equipment - 0.3%
Cisco Systems Inc	136,209	8,063,573
Electronic Equipment, Instruments & Components - 0.1%
Crane NXT Co	605	35,223
TD SYNNEX Corp	36,567	4,288,578
		4,323,801
IT Services - 0.0%
Amdocs Ltd	742	63,173
GTT Communications Inc (j)(l)	1,508	72,113
		135,286
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices Inc	288	61,188
Broadcom Inc	46,360	10,748,102
NVIDIA Corp	199,800	26,831,143
		37,640,433
Software - 2.4%
Gen Digital Inc	1,020	27,927
Microsoft Corp	63,253	26,661,140
MicroStrategy Inc Class A (k)(l)	102,653	29,730,362
Tyler Technologies Inc (l)	8,000	4,613,120
Zoom Communications Inc Class A (l)	83,318	6,799,582
		67,832,131
Technology Hardware, Storage & Peripherals - 1.1%
Apple Inc	124,053	31,065,352
TOTAL INFORMATION TECHNOLOGY		149,060,576

Materials - 0.5%
Chemicals - 0.0%
Linde PLC	503	210,591
Containers & Packaging - 0.4%
AptarGroup Inc	42,000	6,598,200
Ball Corp	990	54,579
Crown Holdings Inc	40,740	3,368,791
		10,021,570
Metals & Mining - 0.1%
ATI Inc (l)	75,200	4,139,008
Freeport-McMoRan Inc	1,878	71,514
		4,210,522
TOTAL MATERIALS		14,442,683

Real Estate - 2.0%
Health Care REITs - 0.1%
Ventas Inc	67,300	3,963,297
Industrial REITs - 0.1%
EastGroup Properties Inc	18,800	3,017,212
Office REITs - 0.3%
BXP Inc	91,900	6,833,684
Postal Realty Trust Inc Class A	233,194	3,043,182
		9,876,866
Residential REITs - 0.2%
Mid-America Apartment Communities Inc	21,700	3,354,169
Sun Communities Inc	27,600	3,393,972
		6,748,141
Retail REITs - 0.8%
Agree Realty Corp	44,300	3,120,935
Macerich Co/The	397,844	7,925,052
NNN REIT Inc	70,300	2,871,755
Tanger Inc	206,938	7,062,794
		20,980,536
Specialized REITs - 0.5%
American Tower Corp	7,369	1,351,548
Equinix Inc	7,900	7,448,831
Lamar Advertising Co Class A	766	93,253
Outfront Media Inc	154,330	2,737,814
Public Storage Operating Co	181	54,199
		11,685,645
TOTAL REAL ESTATE		56,271,697

Utilities - 0.6%
Electric Utilities - 0.2%
Constellation Energy Corp	26,357	5,896,325
Exelon Corp	848	31,919
FirstEnergy Corp	699	27,806
NextEra Energy Inc	1,560	111,836
PG&E Corp	2,084	42,055
Southern Co/The	962	79,192
		6,189,133
Gas Utilities - 0.0%
Southwest Gas Holdings Inc	314	22,202
Independent Power and Renewable Electricity Producers - 0.4%
Talen Energy Corp (l)	25,400	5,117,338
Vistra Corp	52,573	7,248,240
		12,365,578
Multi-Utilities - 0.0%
Ameren Corp	386	34,408
CenterPoint Energy Inc	1,061	33,665
WEC Energy Group Inc	391	36,770
		104,843
TOTAL UTILITIES		18,681,756

TOTAL UNITED STATES		897,424,474
ZAMBIA - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
First Quantum Minerals Ltd (l)	280,200	3,612,025
TOTAL COMMON STOCKS (Cost $1,021,157,168)		1,232,964,402

Convertible Corporate Bonds - 12.4%
	Principal Amount (a)	Value ($)
CHINA - 0.8%
Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
Alibaba Group Holding Ltd 0.5% 6/1/2031 (d)	9,010,000	9,586,640
JD.com Inc 0.25% 6/1/2029 (d)	8,200,000	8,700,200
		18,286,840
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
indie Semiconductor Inc 3.5% 12/15/2029 (d)	4,090,000	4,255,645
TOTAL CHINA		22,542,485
UNITED STATES - 11.6%
Communication Services - 0.7%
Entertainment - 0.6%
Liberty Media Corp 2.375% 9/30/2053 (d)	4,725,000	6,369,300
Liberty Media Corp-Liberty Formula One 2.25% 8/15/2027	5,150,000	6,285,575
Live Nation Entertainment Inc 2.875% 1/15/2030 (d)	3,740,000	3,754,960
		16,409,835
Media - 0.1%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	3,257,635	3,418,185
TOTAL COMMUNICATION SERVICES		19,828,020

Consumer Discretionary - 0.8%
Automobiles - 0.6%
Lucid Group Inc 1.25% 12/15/2026 (d)	6,210,000	4,874,850
Rivian Automotive Inc 3.625% 10/15/2030	12,395,000	11,524,673
		16,399,523
Leisure Products - 0.2%
Peloton Interactive Inc 0% 2/15/2026 (m)	1,612,000	1,499,160
Peloton Interactive Inc 5.5% 12/1/2029 (d)	2,900,000	6,267,625
		7,766,785
TOTAL CONSUMER DISCRETIONARY		24,166,308

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Centrus Energy Corp 2.25% 11/1/2030 (d)	5,340,000	5,049,504
Financials - 0.6%
Consumer Finance - 0.4%
SoFi Technologies Inc 1.25% 3/15/2029 (d)	3,300,000	5,826,150
Upstart Holdings Inc 2% 10/1/2029 (d)	3,500,000	5,421,616
		11,247,766
Financial Services - 0.2%
Affirm Holdings Inc 0.75% 12/15/2029 (d)	6,670,000	6,394,640
TOTAL FINANCIALS		17,642,406

Health Care - 1.0%
Biotechnology - 0.3%
Alnylam Pharmaceuticals Inc 1% 9/15/2027	4,530,000	4,815,223
Cytokinetics Inc 3.5% 7/1/2027	2,425,000	2,881,137
		7,696,360
Health Care Equipment & Supplies - 0.7%
Insulet Corp 0.375% 9/1/2026	6,650,000	8,404,270
LeMaitre Vascular Inc 2.5% 2/1/2030 (d)	1,475,000	1,521,827
Merit Medical Systems Inc 3% 2/1/2029 (d)	5,025,000	6,339,463
TransMedics Group Inc 1.5% 6/1/2028	4,200,000	4,331,761
		20,597,321
TOTAL HEALTH CARE		28,293,681

Industrials - 1.8%
Aerospace & Defense - 0.5%
Axon Enterprise Inc 0.5% 12/15/2027	2,705,000	7,046,601
Rocket Lab USA Inc 4.25% 2/1/2029 (d)	1,500,000	7,575,957
		14,622,558
Construction & Engineering - 0.3%
Fluor Corp 1.125% 8/15/2029	5,765,000	7,243,723
Electrical Equipment - 0.2%
Bloom Energy Corp 3% 6/1/2028	2,260,000	3,118,800
Bloom Energy Corp 3% 6/1/2029 (d)	2,595,000	3,392,963
		6,511,763
Ground Transportation - 0.2%
Uber Technologies Inc 0.875% 12/1/2028	4,439,000	4,882,900
Machinery - 0.1%
Middleby Corp/The 1% 9/1/2025	4,200,000	4,690,948
Passenger Airlines - 0.3%
JetBlue Airways Corp 2.5% 9/1/2029 (d)	5,645,000	8,128,800
Professional Services - 0.2%
Parsons Corp 2.625% 3/1/2029 (d)	5,935,000	6,946,918
TOTAL INDUSTRIALS		53,027,610

Information Technology - 6.0%
IT Services - 1.3%
Applied Digital Corp 2.75% 6/1/2030 (d)	6,375,000	6,611,459
Core Scientific Inc 0% 6/15/2031 (d)(n)	16,310,000	15,983,800
Core Scientific Inc 3% 9/1/2029 (d)	9,225,000	14,051,523
		36,646,782
Semiconductors & Semiconductor Equipment - 0.7%
MKS Instruments Inc 1.25% 6/1/2030 (d)	4,900,000	4,743,200
Semtech Corp 1.625% 11/1/2027	3,275,000	5,782,013
Synaptics Inc 0.75% 12/1/2031 (d)	2,910,000	2,925,583
Wolfspeed Inc 1.875% 12/1/2029	13,970,000	5,789,168
		19,239,964
Software - 4.0%
BILL Holdings Inc 0% 4/1/2030 (d)(n)	5,600,000	5,518,800
BlackLine Inc 1% 6/1/2029 (d)	3,950,000	4,283,380
Datadog Inc 0% 12/1/2029 (d)(m)	4,425,000	4,256,850
MARA Holdings Inc 2.125% 9/1/2031 (d)	2,760,000	2,953,200
MicroStrategy Inc 0% 12/1/2029 (d)(n)	34,992,000	27,993,600
MicroStrategy Inc 0% 2/15/2027 (n)	4,515,000	9,300,900
MicroStrategy Inc 0.625% 3/15/2030 (d)	5,079,000	10,406,871
MicroStrategy Inc 0.625% 9/15/2028 (d)	4,774,000	8,461,915
MicroStrategy Inc 0.875% 3/15/2031 (d)	6,911,000	9,879,275
MicroStrategy Inc 2.25% 6/15/2032 (d)	7,840,000	12,763,520
Riot Platforms Inc 0.75% 1/15/2030 (d)	4,950,000	4,541,625
Terawulf Inc 2.75% 2/1/2030 (d)	7,035,000	6,923,080
Varonis Systems Inc 1% 9/15/2029 (d)	3,580,000	3,374,150
Zscaler Inc 0.125% 7/1/2025	3,750,000	4,651,875
		115,309,041
TOTAL INFORMATION TECHNOLOGY		171,195,787

Materials - 0.1%
Metals & Mining - 0.1%
MP Materials Corp 3% 3/1/2030 (d)	3,420,000	3,520,548
Real Estate - 0.2%
Real Estate Management & Development - 0.1%
Redfin Corp 0.5% 4/1/2027	1,953,000	1,496,584
Specialized REITs - 0.1%
Digital Realty Trust LP 1.875% 11/15/2029 (d)	4,195,000	4,320,850
TOTAL REAL ESTATE		5,817,434

Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.2%
Sunnova Energy International Inc 2.625% 2/15/2028	16,220,000	6,085,039
TOTAL UNITED STATES		334,626,337
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $346,066,710)		357,168,822

Convertible Preferred Stocks - 1.7%
	Shares	Value ($)
UNITED STATES - 1.7%
Financials - 0.5%
Capital Markets - 0.2%
Ares Management Corp 6.75% Series B	133,800	7,484,772
Financial Services - 0.3%
Apollo Global Management Inc Series A, 6.75%	92,077	8,017,724
TOTAL FINANCIALS		15,502,496

Industrials - 0.8%
Aerospace & Defense - 0.6%
Boeing Co 6%	301,500	18,548,280
Machinery - 0.2%
Chart Industries Inc 6.75%	83,300	5,898,473
TOTAL INDUSTRIALS		24,446,753

Information Technology - 0.2%
Technology Hardware, Storage & Peripherals - 0.2%
Hewlett Packard Enterprise Co 7.625%	81,500	5,109,886
Utilities - 0.2%
Electric Utilities - 0.2%
PG&E Corp 6%	100,200	4,993,968
TOTAL UNITED STATES		50,053,103
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $46,279,979)		50,053,103

Foreign Government and Government Agency Obligations - 0.8%
		Principal Amount (a)	Value ($)
BRAZIL - 0.8%
Brazilian Federative Republic Treasury Notes 10% 1/1/2027	BRL	102,975,000	15,125,150
Federative Republic of Brazil 4.75% 1/14/2050		13,150,000	8,994,600
TOTAL BRAZIL			24,119,750
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $25,852,920)			24,119,750

Non-Convertible Corporate Bonds - 13.7%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Mineral Resources Ltd 8% 11/1/2027 (d)		5,195,000	5,310,944
Mineral Resources Ltd 9.25% 10/1/2028 (d)		1,775,000	1,862,277

TOTAL AUSTRALIA			7,173,221
BRAZIL - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
ERO Copper Corp 6.5% 2/15/2030 (d)		12,285,000	11,839,669
CAMEROON - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Golar LNG Ltd 7.75% 9/19/2029 (d)(o)		1,400,000	1,390,802
CANADA - 1.0%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (d)		2,340,000	2,405,496
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Enbridge Inc 7.2% 6/27/2054 (f)		2,405,000	2,472,179
Enbridge Inc 8.5% 1/15/2084 (f)		8,745,000	9,712,661
South Bow Canadian Infrastructure Holdings Ltd 7.5% 3/1/2055 (d)(f)		900,000	930,619
			13,115,459
Financials - 0.2%
Banks - 0.2%
Royal Bank of Canada 6.35% 11/24/2084 (f)		6,000,000	5,736,627
Insurance - 0.0%
Jones Deslauriers Insurance Management Inc 10.5% 12/15/2030 (d)		750,000	810,844
Industrials - 0.2%
Machinery - 0.2%
ATS Corp 6.5% 8/21/2032	CAD	1,700,000	1,194,393
ATS Corp 6.5% 8/21/2032	CAD	6,630,000	4,653,938
			5,848,331
TOTAL CANADA			27,916,757
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Leisure Products - 0.1%
Amer Sports Co 6.75% 2/16/2031 (d)		1,750,000	1,772,973
FRANCE - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Altice France SA 5.125% 7/15/2029 (d)		1,555,000	1,164,482
Energy - 0.4%
Energy Equipment & Services - 0.4%
Vallourec SACA 7.5% 4/15/2032 (d)		9,220,000	9,553,312
TOTAL FRANCE			10,717,794
GHANA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Tullow Oil PLC 10.25% 5/15/2026 (d)		3,705,000	3,167,775
IRELAND - 0.3%
Financials - 0.2%
Financial Services - 0.2%
GGAM Finance Ltd 5.875% 3/15/2030 (d)		2,200,000	2,158,002
GGAM Finance Ltd 8% 6/15/2028 (d)		3,400,000	3,570,014
			5,728,016
Industrials - 0.1%
Air Freight & Logistics - 0.1%
AerCap Global Aviation Trust 6.5% 6/15/2045 (d)(f)		2,600,000	2,594,314
TOTAL IRELAND			8,322,330
LUXEMBOURG - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Cruise Yacht Upper HoldCo Ltd 11.875% 7/5/2028		1,200,000	1,231,498
MEXICO - 0.5%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Petroleos Mexicanos 6.95% 1/28/2060		20,120,000	13,763,287
PANAMA - 0.0%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
C&W Senior Finance Ltd 6.875% 9/15/2027 (d)		521,000	514,944
UNITED KINGDOM - 0.6%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.2%
Connect Finco Sarl / Connect Us Finco LLC 9% 9/15/2029 (d)		5,450,000	4,963,884
Consumer Discretionary - 0.3%
Automobile Components - 0.1%
Macquarie Airfinance Holdings Ltd 8.375% 5/1/2028 (d)		3,850,000	4,035,462
Automobiles - 0.2%
Mclaren Finance PLC 7.5% 8/1/2026 (d)		5,135,000	5,106,342
TOTAL CONSUMER DISCRETIONARY			9,141,804

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
eG Global Finance PLC 12% 11/30/2028 (d)		3,800,000	4,249,521
TOTAL UNITED KINGDOM			18,355,209
UNITED STATES - 9.9%
Communication Services - 3.2%
Diversified Telecommunication Services - 0.1%
Level 3 Financing Inc 3.875% 10/15/2030 (d)		2,555,000	2,039,146
Level 3 Financing Inc 4% 4/15/2031 (d)		445,000	350,437
			2,389,583
Media - 3.1%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051		13,106,000	8,186,782
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (d)		4,145,000	4,340,752
DISH Network Corp 11.75% 11/15/2027 (d)		16,250,000	17,211,870
EchoStar Corp 10.75% 11/30/2029		33,850,000	36,398,412
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (f)		8,799,023	7,980,264
Univision Communications Inc 4.5% 5/1/2029 (d)		8,090,000	7,241,175
Warnermedia Holdings Inc 5.141% 3/15/2052		4,145,000	3,079,753
Warnermedia Holdings Inc 5.391% 3/15/2062		4,220,000	3,103,053
			87,542,061
TOTAL COMMUNICATION SERVICES			89,931,644

Consumer Discretionary - 1.2%
Automobiles - 0.1%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC CME Term SOFR 6 month Index + 6.0533%, 10.502% 10/15/2026 (d)(e)(f)		3,365,000	3,372,464
Broadline Retail - 0.2%
Saks Global Enterprises LLC 11% 12/15/2029 (d)		1,500,000	1,442,692
Wayfair LLC 7.25% 10/31/2029 (d)		5,500,000	5,497,248
			6,939,940
Diversified Consumer Services - 0.1%
Service Corp International/US 5.75% 10/15/2032		1,500,000	1,454,975
TKC Holdings Inc 6.875% 5/15/2028 (d)		1,190,000	1,176,532
			2,631,507
Hotels, Restaurants & Leisure - 0.4%
Churchill Downs Inc 5.75% 4/1/2030 (d)		4,100,000	4,023,956
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6.75% 1/15/2030 (d)		4,320,000	3,985,302
Light & Wonder International Inc 7.5% 9/1/2031 (d)		2,580,000	2,656,425
			10,665,683
Specialty Retail - 0.3%
Carvana Co 5.625% 10/1/2025 (d)		4,150,000	4,088,791
LCM Investments Holdings II LLC 8.25% 8/1/2031 (d)		3,250,000	3,371,435
			7,460,226
Textiles, Apparel & Luxury Goods - 0.1%
Wolverine World Wide Inc 4% 8/15/2029 (d)		3,845,000	3,376,376
TOTAL CONSUMER DISCRETIONARY			34,446,196

Consumer Staples - 0.6%
Consumer Staples Distribution & Retail - 0.3%
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (d)		3,950,000	4,098,035
US Foods Inc 5.75% 4/15/2033 (d)		2,470,000	2,400,335
Walgreens Boots Alliance Inc 8.125% 8/15/2029		1,750,000	1,732,291
			8,230,661
Food Products - 0.2%
Fiesta Purchaser Inc 9.625% 9/15/2032 (d)		4,960,000	5,196,012
Personal Care Products - 0.1%
Hfc Prestige Products Inc/Hfc Prestige International Us LLC 6.625% 7/15/2030 (d)		2,605,000	2,640,495
TOTAL CONSUMER STAPLES			16,067,168

Energy - 0.6%
Energy Equipment & Services - 0.1%
Transocean Inc 8% 2/1/2027 (d)		2,900,000	2,894,528
Oil, Gas & Consumable Fuels - 0.5%
Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625% 3/15/2029 (d)		1,950,000	2,016,177
Northern Oil & Gas Inc 8.75% 6/15/2031 (d)		3,525,000	3,638,514
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (d)		2,500,000	2,453,238
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (d)		7,455,000	7,664,307
			15,772,236
TOTAL ENERGY			18,666,764

Financials - 0.8%
Capital Markets - 0.3%
Coinbase Global Inc 3.375% 10/1/2028 (d)		6,500,000	5,849,350
Jane Street Group / JSG Finance Inc 6.125% 11/1/2032 (d)		3,930,000	3,893,416
			9,742,766
Consumer Finance - 0.1%
PRA Group Inc 8.875% 1/31/2030 (d)		1,400,000	1,450,021
Insurance - 0.4%
Acrisure LLC / Acrisure Finance Inc 6% 8/1/2029 (d)		2,635,000	2,527,236
Athene Holding Ltd 6.625% 10/15/2054 (f)		1,500,000	1,491,609
Panther Escrow Issuer LLC 7.125% 6/1/2031 (d)		6,610,000	6,676,063
Ryan Specialty LLC 5.875% 8/1/2032 (d)		1,770,000	1,751,314
			12,446,222
TOTAL FINANCIALS			23,639,009

Health Care - 0.3%
Health Care Providers & Services - 0.3%
CVS Health Corp 6.75% 12/10/2054 (f)		1,985,000	1,946,368
CVS Health Corp 7% 3/10/2055 (f)		2,975,000	2,984,982
HAH Group Holding Co LLC 9.75% 10/1/2031 (d)		2,800,000	2,802,228
			7,733,578
Industrials - 1.5%
Air Freight & Logistics - 0.3%
Rand Parent LLC 8.5% 2/15/2030 (d)		9,690,000	9,743,131
Commercial Services & Supplies - 0.8%
Allied Universal Holdco LLC / Allied Universal Finance Corp 6% 6/1/2029 (d)		2,275,000	2,072,882
Artera Services LLC 8.5% 2/15/2031 (d)		3,750,000	3,614,520
Brand Industrial Services Inc 10.375% 8/1/2030 (d)		3,800,000	3,867,649
GEO Group Inc/The 8.625% 4/15/2029		6,400,000	6,759,547
Madison IAQ LLC 5.875% 6/30/2029 (d)		765,000	722,338
Neptune Bidco US Inc 9.29% 4/15/2029 (d)		4,350,000	4,046,038
			21,082,974
Construction & Engineering - 0.1%
Pike Corp 5.5% 9/1/2028 (d)		1,000,000	961,461
Railworks Holdings LP / Railworks Rally Inc 8.25% 11/15/2028 (d)		1,615,000	1,615,717
			2,577,178
Professional Services - 0.1%
KBR Inc 4.75% 9/30/2028 (d)		2,245,000	2,152,551
Trading Companies & Distributors - 0.2%
Fortress Transportation and Infrastructure Investors LLC 7% 5/1/2031 (d)		5,000,000	5,100,000
TOTAL INDUSTRIALS			40,655,834

Information Technology - 0.8%
Electronic Equipment, Instruments & Components - 0.2%
CPI CG Inc 10% 7/15/2029 (d)		1,395,000	1,490,443
Lightning Power LLC 7.25% 8/15/2032 (d)		4,455,000	4,580,333
			6,070,776
IT Services - 0.0%
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (d)		1,350,000	1,292,707
Semiconductors & Semiconductor Equipment - 0.2%
Wolfspeed Inc 7.9583% 6/23/2030 pay-in-kind (d)(f)(h)(j)		4,995,000	4,807,688
Software - 0.4%
Cloud Software Group Inc 9% 9/30/2029 (d)		3,885,000	3,944,416
McAfee Corp 7.375% 2/15/2030 (d)		3,590,000	3,486,703
UKG Inc 6.875% 2/1/2031 (d)		4,325,000	4,387,853
			11,818,972
TOTAL INFORMATION TECHNOLOGY			23,990,143

Materials - 0.6%
Chemicals - 0.3%
Avient Corp 6.25% 11/1/2031 (d)		1,890,000	1,864,275
Olympus Water US Holding Corp 7.125% 10/1/2027 (d)		2,800,000	2,839,113
WR Grace Holdings LLC 5.625% 8/15/2029 (d)		4,445,000	4,087,991
			8,791,379
Containers & Packaging - 0.0%
Graphic Packaging International LLC 6.375% 7/15/2032 (d)		1,065,000	1,068,157
Metals & Mining - 0.3%
Alcoa Nederland Holding BV 7.125% 3/15/2031 (d)		3,595,000	3,715,013
ATI Inc 5.875% 12/1/2027		4,343,000	4,304,189
			8,019,202
TOTAL MATERIALS			17,878,738

Utilities - 0.3%
Electric Utilities - 0.2%
PG&E Corp 7.375% 3/15/2055 (f)		1,500,000	1,539,348
Vistra Operations Co LLC 7.75% 10/15/2031 (d)		3,800,000	3,986,449
			5,525,797
Independent Power and Renewable Electricity Producers - 0.0%
AES Corp/The 6.95% 7/15/2055 (f)		1,350,000	1,320,329
Multi-Utilities - 0.1%
Dominion Energy Inc 6.625% 5/15/2055 (f)		1,500,000	1,524,996
TOTAL UTILITIES			8,371,122

TOTAL UNITED STATES			281,380,196
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd 8.625% 6/1/2031 (d)		3,410,000	3,494,193
First Quantum Minerals Ltd 9.375% 3/1/2029 (d)		3,250,000	3,438,922

TOTAL ZAMBIA			6,933,115
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $386,721,519)			394,479,570

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Utilities - 0.1%
Multi-Utilities - 0.1%
SCE Trust IV 5.375% (f)	60,000	1,460,400
SCE Trust VI 5%	27,100	526,011

TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $1,980,883)		1,986,411

Preferred Securities - 3.4%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge Inc 6.25% 3/1/2078 (f)	2,055,000	2,072,789
Enbridge Inc 7.625% 1/15/2083 (f)	1,255,000	1,360,936

TOTAL CANADA		3,433,725
FRANCE - 0.1%
Financials - 0.1%
Banks - 0.1%
BNP Paribas SA 7.375% (d)(f)(p)	3,060,000	3,108,358
MEXICO - 0.1%
Materials - 0.1%
Construction Materials - 0.1%
Cemex SAB de CV 5.125% (d)(f)(p)	3,580,000	3,566,181
UNITED KINGDOM - 0.1%
Financials - 0.1%
Banks - 0.1%
NatWest Group PLC 7.3% (f)(p)	1,500,000	1,492,023
UNITED STATES - 3.0%
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
BP Capital Markets PLC 6.45% (f)(p)	5,700,000	5,979,572
Energy Transfer LP 6.5% (f)(p)	4,950,000	4,993,814
Energy Transfer LP 6.625% (f)(p)	14,873,000	14,999,550
Energy Transfer LP 6.75% (f)(p)	3,700,000	3,696,870
Energy Transfer LP Series G, 7.125% (f)(p)	9,365,000	9,485,356
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.8951% (e)(f)(p)	6,075,000	6,137,955
		45,293,117
Financials - 0.9%
Banks - 0.2%
JPMorgan Chase & Co 6.875% (f)(p)	4,175,000	4,418,138
Capital Markets - 0.3%
Goldman Sachs Group Inc/The 6.125% (f)(p)	1,935,000	1,941,718
Goldman Sachs Group Inc/The 7.5% (f)(p)	2,700,000	2,845,768
State Street Corp 6.7% (f)(p)	3,400,000	3,477,809
		8,265,295
Consumer Finance - 0.4%
Discover Financial Services 5.5% (f)(p)	10,955,000	10,767,902
Insurance - 0.0%
Alliant Holdings LP 10.5% (f)(j)(p)	1,452,000	1,423,335
Industrials - 0.1%
Trading Companies & Distributors - 0.1%
Aircastle Ltd 5.25% (d)(f)(p)	5,115,000	5,095,994
Utilities - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Vistra Corp 7% (d)(f)(p)	6,495,000	6,552,024
Vistra Corp 8% (d)(f)(p)	3,735,000	3,875,831
		10,427,855
TOTAL UNITED STATES		85,691,636
TOTAL PREFERRED SECURITIES (Cost $93,215,541)		97,291,923

U.S. Treasury Obligations - 17.4%
	Yield (%) (q)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 5/15/2040	4.64	21,000,000	12,630,040
US Treasury Bonds 1.125% 8/15/2040	4.71	12,000,000	7,155,195
US Treasury Bonds 1.25% 5/15/2050	4.42 to 4.88	251,350,000	119,161,241
US Treasury Bonds 1.375% 8/15/2050	4.45 to 4.80	63,125,000	30,781,021
US Treasury Bonds 1.625% 11/15/2050	4.58 to 4.73	27,000,000	14,077,935
US Treasury Bonds 1.75% 8/15/2041	4.56 to 4.71	22,200,000	14,375,238
US Treasury Bonds 1.875% 11/15/2051	4.53 to 4.70	25,700,000	14,174,625
US Treasury Bonds 1.875% 2/15/2041	4.39 to 4.73	17,475,000	11,706,691
US Treasury Bonds 1.875% 2/15/2051	4.53 to 4.71	37,625,000	20,922,793
US Treasury Bonds 2% 2/15/2050	4.62 to 4.82	24,150,000	14,023,171
US Treasury Bonds 2% 8/15/2051	4.57 to 4.78	24,300,000	13,885,258
US Treasury Bonds 2.25% 2/15/2052	4.52 to 4.77	22,700,000	13,761,653
US Treasury Bonds 2.25% 8/15/2046	4.77 to 4.83	15,300,000	9,877,074
US Treasury Bonds 2.25% 8/15/2049	4.78 to 4.83	15,800,000	9,782,353
US Treasury Bonds 2.375% 11/15/2049	4.72 to 4.82	22,450,000	14,265,461
US Treasury Bonds 2.375% 2/15/2042	4.71	10,000,000	7,119,537
US Treasury Bonds 2.75% 11/15/2047	4.76 to 4.79	16,300,000	11,437,434
US Treasury Bonds 2.75% 8/15/2047	4.79 to 4.84	14,000,000	9,845,681
US Treasury Bonds 2.875% 5/15/2049	4.73 to 4.83	20,000,000	14,177,413
US Treasury Bonds 3.25% 5/15/2042	4.72	8,800,000	7,157,830
US Treasury Bonds 3.375% 11/15/2048	4.76 to 4.83	12,500,000	9,762,832
US Treasury Bonds 4% 11/15/2042	4.61 to 4.72	15,500,000	13,946,520
US Treasury Bonds 4% 11/15/2052	4.47 to 4.59	15,750,000	13,719,961
US Treasury Bonds 4.25% 2/15/2054	3.97 to 4.82	58,300,000	53,184,190
US Treasury Bonds 4.375% 8/15/2043	4.74	15,000,000	14,113,837
US Treasury Bonds 4.5% 11/15/2054	4.60	7,400,000	7,055,367
US Treasury Bonds 4.75% 11/15/2043	4.62 to 4.73	6,700,000	6,615,419
US Treasury Bonds 4.75% 11/15/2053	4.48 to 4.50	14,250,000	14,097,442
TOTAL U.S. TREASURY OBLIGATIONS (Cost $520,116,223)			502,813,212

Money Market Funds - 4.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (r)	4.36	31,095,082	31,101,300
Fidelity Securities Lending Cash Central Fund (r)(s)	4.35	92,593,894	92,603,154
TOTAL MONEY MARKET FUNDS (Cost $123,704,454)			123,704,454

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $2,758,931,438)	2,977,973,390
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(94,293,310)
NET ASSETS - 100.0%	2,883,680,080

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Eaton Corp PLC	Chicago Board Options Exchange	50	1,659,350	330.00	01/17/25	(43,750)

						(43,750)
TOTAL WRITTEN OPTIONS						(43,750)

Currency Abbreviations
BRL	-	Brazilian Real
CAD	-	Canadian Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,599,850 or 1.3% of net assets.

(c)	Affiliated Fund
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $557,042,322 or 19.3% of net assets.

(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(g)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(h)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $3,445,385 and $3,320,294, respectively.

(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)	Level 3 security
(k)	Security or a portion of the security is on loan at period end.
(l)	Non-income producing
(m)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(n)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(o)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,390,802 or 0.0% of net assets.

(p)	Security is perpetual in nature with no stated maturity date.
(q)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(s)	Investment made with cash collateral received from securities on loan.
(t)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $1,659,350.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Company LLC	4/28/22 - 12/31/24	38,665,004

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	15,238,298	1,274,498,814	1,258,636,436	1,296,511	624	-	31,101,300	31,095,082	0.1%
Fidelity Securities Lending Cash Central Fund	27,529,938	728,096,046	663,022,830	164,796	-	-	92,603,154	92,593,894	0.4%
Total	42,768,236	2,002,594,860	1,921,659,266	1,461,307	624	-	123,704,454	123,688,976

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	24,121,580	14,877,825	-	4,981,161	-	(1,399,555)	37,599,850	3,884,282
	24,121,580	14,877,825	-	4,981,161	-	(1,399,555)	37,599,850	3,884,282

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	37,599,850	-	37,599,850	-

Asset-Backed Securities	9,015,558	-	9,015,558	-

Bank Loan Obligations
Communication Services	5,393,250	-	5,393,250	-
Consumer Discretionary	81,284,290	-	81,284,290	-
Energy	11,850,786	-	11,850,786	-
Financials	17,382,292	-	17,382,292	-
Health Care	5,592,260	-	5,592,260	-
Industrials	12,512,015	-	9,999,765	2,512,250
Information Technology	10,469,877	-	10,469,877	-
Utilities	2,195,475	-	2,195,475	-

Commercial Mortgage Securities	96,090	-	96,090	-

Common Stocks
Communication Services	84,017,214	84,017,214	-	-
Consumer Discretionary	114,782,123	114,782,123	-	-
Consumer Staples	86,338,388	86,302,932	35,456	-
Energy	258,771,560	258,709,405	62,155	-
Financials	129,602,879	129,602,879	-	-
Health Care	41,826,987	34,385,605	7,441,382	-
Industrials	165,271,290	165,164,575	106,715	-
Information Technology	169,128,244	168,997,455	58,676	72,113
Materials	36,177,430	36,177,430	-	-
Real Estate	57,652,441	57,652,441	-	-
Utilities	89,395,846	82,669,246	6,726,600	-

Convertible Corporate Bonds
Communication Services	19,828,020	-	19,828,020	-
Consumer Discretionary	42,453,148	-	42,453,148	-
Energy	5,049,504	-	5,049,504	-
Financials	17,642,406	-	17,642,406	-
Health Care	28,293,681	-	28,293,681	-
Industrials	53,027,610	-	53,027,610	-
Information Technology	175,451,432	-	175,451,432	-
Materials	3,520,548	-	3,520,548	-
Real Estate	5,817,434	-	5,817,434	-
Utilities	6,085,039	-	6,085,039	-

Convertible Preferred Stocks
Financials	15,502,496	-	15,502,496	-
Industrials	24,446,753	-	24,446,753	-
Information Technology	5,109,886	-	5,109,886	-
Utilities	4,993,968	-	4,993,968	-

Foreign Government and Government Agency Obligations	24,119,750	-	24,119,750	-

Non-Convertible Corporate Bonds
Communication Services	96,574,954	-	96,574,954	-
Consumer Discretionary	47,766,469	-	47,766,469	-
Consumer Staples	16,067,168	-	16,067,168	-
Energy	63,906,920	-	63,906,920	-
Financials	37,145,994	-	37,145,994	-
Health Care	7,733,578	-	7,733,578	-
Industrials	49,098,479	-	49,098,479	-
Information Technology	23,990,143	-	19,182,455	4,807,688
Materials	43,824,743	-	43,824,743	-
Utilities	8,371,122	-	8,371,122	-

Non-Convertible Preferred Stocks
Utilities	1,986,411	1,986,411	-	-

Preferred Securities
Energy	48,726,842	-	48,726,842	-
Financials	29,475,051	-	28,051,716	1,423,335
Industrials	5,095,994	-	5,095,994	-
Materials	3,566,181	-	3,566,181	-
Utilities	10,427,855	-	10,427,855	-

U.S. Treasury Obligations	502,813,212	-	502,813,212	-

Money Market Funds	123,704,454	123,704,454	-	-
Total Investments in Securities:	2,977,973,390	1,344,152,170	1,625,005,834	8,815,386
Derivative Instruments: Liabilities
Written Options	(43,750)	(43,750)	-	-
Total Liabilities	(43,750)	(43,750)	-	-
Total Derivative Instruments:	(43,750)	(43,750)	-	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Equity Risk
Written Options (a)	0	(43,750)
Total Equity Risk	0	(43,750)
Total Value of Derivatives	0	(43,750)

(a)Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value (including securities loaned of $87,756,954) - See accompanying schedule:
Unaffiliated issuers (cost $2,596,561,980)	$2,816,669,086
Fidelity Central Funds (cost $123,704,454)	123,704,454
Other affiliated issuers (cost $38,665,004)	37,599,850

Total Investment in Securities (cost $2,758,931,438)		$2,977,973,390
Cash		10,359
Foreign currency held at value (cost $374,269)		374,269
Receivable for investments sold		3,507,576
Receivable for premium on written options		36,388
Receivable for fund shares sold		5,826,699
Dividends receivable		2,643,107
Interest receivable		15,730,512
Distributions receivable from Fidelity Central Funds		149,114
Prepaid expenses		2,248
Other receivables		110
Total assets		3,006,253,772
Liabilities
Payable for investments purchased	$23,884,388
Payable for fund shares redeemed	3,154,349
Distributions payable	940,542
Accrued management fee	1,611,003
Distribution and service plan fees payable	162,844
Written options, at value (premium received $36,388)	43,750
Other payables and accrued expenses	173,818
Collateral on securities loaned	92,602,998
Total liabilities		122,573,692
Commitments and contingent liabilities (see Significant Accounting Policies note)
Net Assets		$2,883,680,080
Net Assets consist of:
Paid in capital		$2,816,133,731
Total accumulated earnings (loss)		67,546,349
Net Assets		$2,883,680,080

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($269,987,146 ÷ 19,122,234 shares)(a)		$14.12
Maximum offering price per share (100/96.00 of $14.12)		$14.71
Class M :
Net Asset Value and redemption price per share ($31,131,099 ÷ 2,202,511 shares)(a)		$14.13
Maximum offering price per share (100/96.00 of $14.13)		$14.72
Class C :
Net Asset Value and offering price per share ($116,371,851 ÷ 8,257,324 shares)(a)		$14.09
Fidelity Multi-Asset Income Fund :
Net Asset Value, offering price and redemption price per share ($1,208,233,857 ÷ 85,536,420 shares)		$14.13
Class I :
Net Asset Value, offering price and redemption price per share ($831,383,572 ÷ 58,873,346 shares)		$14.12
Class Z :
Net Asset Value, offering price and redemption price per share ($426,572,555 ÷ 30,200,762 shares)		$14.12
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends:
Unaffiliated issuers		$34,350,394
Affiliated issuers		4,427,969
Interest		76,360,506
Income from Fidelity Central Funds (including $164,796 from security lending)		1,461,307
Total income		116,600,176
Expenses
Management fee	$17,171,886
Transfer agent fees	502,038
Distribution and service plan fees	1,764,375
Accounting fees	144,340
Custodian fees and expenses	67,250
Independent trustees' fees and expenses	6,625
Registration fees	290,834
Audit fees	83,993
Legal	8,143
Miscellaneous	20,799
Total expenses before reductions	20,060,283
Expense reductions	(281,274)
Total expenses after reductions		19,779,009
Net Investment income (loss)		96,821,167
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	71,524,780
Fidelity Central Funds	624
Foreign currency transactions	(78,888)
Written options	(1,653,826)
Capital gain distributions from underlying funds:
Affiliated issuers	553,192
Total net realized gain (loss)		70,345,882
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	71,528,627
Affiliated issuers	(1,399,555)
Assets and liabilities in foreign currencies	(73,912)
Written options	1,731,057
Total change in net unrealized appreciation (depreciation)		71,786,217
Net gain (loss)		142,132,099
Net increase (decrease) in net assets resulting from operations		$238,953,266
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$96,821,167	$88,283,840
Net realized gain (loss)	70,345,882	(19,669,535)
Change in net unrealized appreciation (depreciation)	71,786,217	152,520,370
Net increase (decrease) in net assets resulting from operations	238,953,266	221,134,675
Distributions to shareholders	(100,697,690)	(88,768,777)

Share transactions - net increase (decrease)	402,105,953	473,148,435
Total increase (decrease) in net assets	540,361,529	605,514,333

Net Assets
Beginning of period	2,343,318,551	1,737,804,218
End of period	$2,883,680,080	$2,343,318,551

Financial Highlights
Fidelity Advisor® Multi-Asset Income Fund Class A

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.35	$12.48	$14.97	$13.15	$11.72
Income from Investment Operations
Net investment income (loss) A,B	.484	.527	.440	.339	.384
Net realized and unrealized gain (loss)	.790	.874	(2.378)	1.923	1.464
Total from investment operations	1.274	1.401	(1.938)	2.262	1.848
Distributions from net investment income	(.504)	(.531)	(.448)	(.407)	(.401)
Distributions from net realized gain	-	-	(.104)	(.035)	(.017)
Total distributions	(.504)	(.531)	(.552)	(.442)	(.418)
Net asset value, end of period	$14.12	$13.35	$12.48	$14.97	$13.15
Total Return C,D	9.65%	11.43%	(13.08)%	17.40%	16.26%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.98%	1.00%	1.00%	1.01%	1.13%
Expenses net of fee waivers, if any	.97%	.99%	1.00%	1.01%	1.10%
Expenses net of all reductions	.96%	.99%	1.00%	1.01%	1.08%
Net investment income (loss)	3.47%	4.09%	3.34%	2.35%	3.27%
Supplemental Data
Net assets, end of period (000 omitted)	$269,987	$217,454	$151,549	$132,537	$30,583
Portfolio turnover rate G	230%	175%	256%	150%	308%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Multi-Asset Income Fund Class M

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.37	$12.50	$14.99	$13.15	$11.72
Income from Investment Operations
Net investment income (loss) A,B	.486	.531	.444	.342	.383
Net realized and unrealized gain (loss)	.780	.873	(2.379)	1.943	1.463
Total from investment operations	1.266	1.404	(1.935)	2.285	1.846
Distributions from net investment income	(.506)	(.534)	(.451)	(.410)	(.399)
Distributions from net realized gain	-	-	(.104)	(.035)	(.017)
Total distributions	(.506)	(.534)	(.555)	(.445)	(.416)
Net asset value, end of period	$14.13	$13.37	$12.50	$14.99	$13.15
Total Return C,D	9.58%	11.44%	(13.05)%	17.58%	16.24%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.96%	.98%	.99%	.99%	1.13%
Expenses net of fee waivers, if any	.95%	.97%	.99%	.99%	1.10%
Expenses net of all reductions	.95%	.97%	.99%	.99%	1.08%
Net investment income (loss)	3.49%	4.11%	3.36%	2.37%	3.27%
Supplemental Data
Net assets, end of period (000 omitted)	$31,131	$24,031	$18,176	$18,698	$11,048
Portfolio turnover rate G	230%	175%	256%	150%	308%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the sales charges.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Multi-Asset Income Fund Class C

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.33	$12.46	$14.94	$13.13	$11.70
Income from Investment Operations
Net investment income (loss) A,B	.379	.430	.341	.231	.298
Net realized and unrealized gain (loss)	.779	.873	(2.368)	1.917	1.463
Total from investment operations	1.158	1.303	(2.027)	2.148	1.761
Distributions from net investment income	(.398)	(.433)	(.349)	(.303)	(.314)
Distributions from net realized gain	-	-	(.104)	(.035)	(.017)
Total distributions	(.398)	(.433)	(.453)	(.338)	(.331)
Net asset value, end of period	$14.09	$13.33	$12.46	$14.94	$13.13
Total Return C,D	8.76%	10.61%	(13.69)%	16.50%	15.44%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.72%	1.75%	1.76%	1.76%	1.84%
Expenses net of fee waivers, if any	1.72%	1.74%	1.76%	1.76%	1.84%
Expenses net of all reductions	1.71%	1.74%	1.75%	1.76%	1.82%
Net investment income (loss)	2.72%	3.34%	2.59%	1.60%	2.53%
Supplemental Data
Net assets, end of period (000 omitted)	$116,372	$97,311	$66,028	$61,356	$13,015
Portfolio turnover rate G	230%	175%	256%	150%	308%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DTotal returns do not include the effect of the contingent deferred sales charge.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity® Multi-Asset Income Fund

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.36	$12.49	$14.98	$13.15	$11.72
Income from Investment Operations
Net investment income (loss) A,B	.524	.563	.480	.378	.417
Net realized and unrealized gain (loss)	.790	.873	(2.381)	1.934	1.460
Total from investment operations	1.314	1.436	(1.901)	2.312	1.877
Distributions from net investment income	(.544)	(.566)	(.485)	(.447)	(.430)
Distributions from net realized gain	-	-	(.104)	(.035)	(.017)
Total distributions	(.544)	(.566)	(.589)	(.482)	(.447)
Net asset value, end of period	$14.13	$13.36	$12.49	$14.98	$13.15
Total Return C	9.96%	11.72%	(12.83)%	17.80%	16.55%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.69%	.73%	.73%	.74%	.85%
Expenses net of fee waivers, if any	.68%	.72%	.73%	.74%	.85%
Expenses net of all reductions	.68%	.72%	.73%	.74%	.83%
Net investment income (loss)	3.76%	4.36%	3.62%	2.63%	3.53%
Supplemental Data
Net assets, end of period (000 omitted)	$1,208,234	$1,050,521	$912,819	$1,125,873	$211,236
Portfolio turnover rate F	230%	175%	256%	150%	308%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Multi-Asset Income Fund Class I

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.35	$12.48	$14.97	$13.15	$11.72
Income from Investment Operations
Net investment income (loss) A,B	.519	.559	.474	.375	.417
Net realized and unrealized gain (loss)	.789	.874	(2.379)	1.924	1.461
Total from investment operations	1.308	1.433	(1.905)	2.299	1.878
Distributions from net investment income	(.538)	(.563)	(.481)	(.444)	(.431)
Distributions from net realized gain	-	-	(.104)	(.035)	(.017)
Total distributions	(.538)	(.563)	(.585)	(.479)	(.448)
Net asset value, end of period	$14.12	$13.35	$12.48	$14.97	$13.15
Total Return C	9.92%	11.70%	(12.87)%	17.70%	16.56%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.72%	.75%	.76%	.76%	.83%
Expenses net of fee waivers, if any	.72%	.75%	.76%	.76%	.83%
Expenses net of all reductions	.71%	.75%	.76%	.76%	.81%
Net investment income (loss)	3.72%	4.33%	3.59%	2.60%	3.54%
Supplemental Data
Net assets, end of period (000 omitted)	$831,384	$695,649	$429,436	$461,353	$55,206
Portfolio turnover rate F	230%	175%	256%	150%	308%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Fidelity Advisor® Multi-Asset Income Fund Class Z

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$13.36	$12.49	$14.98	$13.15	$11.72
Income from Investment Operations
Net investment income (loss) A,B	.532	.572	.480	.388	.431
Net realized and unrealized gain (loss)	.781	.874	(2.372)	1.933	1.457
Total from investment operations	1.313	1.446	(1.892)	2.321	1.888
Distributions from net investment income	(.553)	(.576)	(.494)	(.456)	(.441)
Distributions from net realized gain	-	-	(.104)	(.035)	(.017)
Total distributions	(.553)	(.576)	(.598)	(.491)	(.458)
Net asset value, end of period	$14.12	$13.36	$12.49	$14.98	$13.15
Total Return C	9.95%	11.81%	(12.77)%	17.87%	16.65%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.63%	.65%	.66%	.67%	.77%
Expenses net of fee waivers, if any	.62%	.65%	.66%	.67%	.76%
Expenses net of all reductions	.62%	.65%	.66%	.67%	.74%
Net investment income (loss)	3.81%	4.43%	3.69%	2.69%	3.61%
Supplemental Data
Net assets, end of period (000 omitted)	$426,573	$258,352	$159,796	$93,316	$20,701
Portfolio turnover rate F	230%	175%	256%	150%	308%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Private Credit Company LLC, please refer to the Investment in Fidelity Private Credit Company LLC note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
Fidelity Advisor Multi-Asset Income Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Multi-Asset Income Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Company LLC.
The Fund invests in Fidelity Private Credit Company LLC, which is a limited liability company. Fidelity Private Credit Company LLC's units are not registered under the Securities Act of 1933 and are subject to substantial restrictions on transfer. The Fund has no redemption rights under Fidelity Private Credit Company LLC's limited liability company agreement. There will be no trading market for the units.

Based on its investment objective, Fidelity Private Credit Company LLC may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Private Credit Company LLC and thus a decline in the value of the Fund. Fidelity Private Credit Company LLC intends to invest primarily in directly originated loans to private companies but also with liquid credit investments, like broadly syndicated loans, and other select private credit investments.

The Schedule of Investments lists Fidelity Private Credit Company LLC as an investment as of period end, but does not include the underlying holdings of Fidelity Private Credit Company LLC. Fidelity Private Credit Company LLC represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Private Credit Company LLC. The annualized expense ratio for Fidelity Private Credit Company LLC for the nine month period ended September 30, 2024 was 11.38%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), contingent interest, equity-debt classifications, certain conversion ratio adjustments, partnerships, capital loss carryforwards and losses deferred due to wash sales and options.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$282,204,264
Gross unrealized depreciation	(76,051,296)
Net unrealized appreciation (depreciation)	$206,152,968
Tax Cost	$2,771,776,672

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(132,511,381)
Net unrealized appreciation (depreciation) on securities and other investments	$201,071,307

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(132,511,381)
Long-term	-
Total capital loss carryforward	$(132,511,381)

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$100,697,690	$88,768,777

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount ($)
Fidelity Advisor Multi-Asset Income Fund	Fidelity Private Credit Company LLC	7,589,981

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
5. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Equity Risk
Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Counterparty credit risk related to exchange-traded contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Exchange-traded written covered call options were used to manage exposure to the market. When a fund writes a covered call option, a fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, a fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options", and are representative of volume of activity during the period.
6. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Multi-Asset Income Fund	4,247,704,614	3,541,086,777
7. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee.

Effective March 1, 2024, the Fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (Transfer Agent and Accounting agreements). The amended contract incorporates a management fee rate that may vary by class. The investment adviser or an affiliate pays certain expenses of managing and operating the Fund out of each class's management fee. Each class of the Fund pays a management fee to the investment adviser. The management fee is calculated and paid to the investment adviser every month. When determining a class's management fee, a mandate rate is calculated based on the monthly average net assets of a group of funds advised by FMR within a designated asset class. A discount rate is subtracted from the mandate rate once the Fund's monthly average net assets reach a certain level. The mandate rate and discount rate may vary by class. The annual management fee rate for a class of shares of the Fund is the lesser of (1) the class's mandate rate reduced by the class's discount rate (if applicable) or (2) the amount set forth in the following table.

Maximum Management Fee Rate %
Class A	.71
Class M	.69
Class C	.71
Fidelity Multi-Asset Income Fund	.69
Class I	.71
Class Z	.61

One-twelfth of the management fee rate for a class is applied to the average net assets of the class for the month, giving a dollar amount which is the management fee for the class for that month. A different management fee rate may be applicable to each class of the Fund. The difference between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the Fund's assets, which do not vary by class. For the portion of the reporting period on or after March 1, 2024, the total annualized management fee rates were as follows:

Total Management Fee Rate %
Class A	.70
Class M	.69
Class C	.70
Fidelity Multi-Asset Income Fund	.66
Class I	.70
Class Z	.60

Prior to March 1, 2024, the management fee was the sum of an individual fund fee rate that was based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate was based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreased as assets under management increased and increased as assets under management decreased. For the portion of the reporting period prior to March 1, 2024, the total annualized management fee rate was .55%.

Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	609,781	51,996
Class M	- %	.25%	68,167	-
Class C	.75%	.25%	1,086,427	286,420
			1,764,375	338,416

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.
For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC ($)
Class A	78,100
Class M	10,373
Class CA	1,812
90,285

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. Effective March 1, 2024, the Fund's management contract was amended to incorporate transfer agent services and associated fees previously covered under a separate services agreement. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During the period January 1, 2024 through February 29, 2024, the transfer agent fees for each class were a fixed annual rate of class-level average net assets as follows:

	Amount ($)	% of Class-Level Average Net Assets
Class A	52,812.1437
Class M	5,103.1252
Class C	24,075.1461
Fidelity Multi-Asset Income Fund	223,899.1263
Class I	174,138.1490
Class Z	22,011.0500
	502,038

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. Effective March 1, 2024, the Fund's management contract was amended to incorporate accounting services and associated fees previously covered under a separate services agreement.

During the period January 1, 2024 through February 29, 2024, the accounting fees were a fixed annual rate of average net assets as follows:

% of Average Net Assets
Fidelity Advisor Multi-Asset Income Fund	.0365

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount ($)
Fidelity Advisor Multi-Asset Income Fund	59,815

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Advisor Multi-Asset Income Fund	160,503,579	178,885,997	4,956,482

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Advisor Multi-Asset Income Fund	34,200
8. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.

Amount ($)
Fidelity Advisor Multi-Asset Income Fund	3,908
9. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Advisor Multi-Asset Income Fund	17,794	5,617	-
10. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Company LLC until April 30, 2026. During the period, this waiver reduced the Fund's management fee by $200,499.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $25,643.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $55,132.
11. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
Fidelity Advisor Multi-Asset Income Fund
Distributions to shareholders
Class A	$8,837,227	$7,754,725
Class M	992,558	953,328
Class C	3,117,778	2,783,408
Fidelity Multi-Asset Income Fund	44,870,989	43,103,018
Class I	29,620,822	25,270,299
Class Z	13,258,316	8,903,999
Total	$100,697,690	$88,768,777
12. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2024	Year ended December 31, 2023
Fidelity Advisor Multi-Asset Income Fund
Class A
Shares sold	6,157,962	7,188,675	$85,865,888	$93,140,549
Reinvestment of distributions	627,490	594,257	8,768,666	7,702,451
Shares redeemed	(3,949,475)	(3,638,476)	(54,858,340)	(46,877,488)
Net increase (decrease)	2,835,977	4,144,456	$39,776,214	$53,965,512
Class M
Shares sold	693,522	1,156,437	$9,734,408	$15,026,676
Reinvestment of distributions	68,120	71,484	953,033	927,719
Shares redeemed	(356,970)	(884,770)	(4,989,155)	(11,411,762)
Net increase (decrease)	404,672	343,151	$5,698,286	$4,542,633
Class C
Shares sold	2,216,487	3,223,512	$30,790,724	$41,625,256
Reinvestment of distributions	222,711	214,459	3,106,997	2,774,182
Shares redeemed	(1,483,360)	(1,436,237)	(20,650,017)	(18,519,208)
Net increase (decrease)	955,838	2,001,734	$13,247,704	$25,880,230
Fidelity Multi-Asset Income Fund
Shares sold	27,182,337	31,353,312	$377,713,393	$407,148,901
Reinvestment of distributions	2,725,929	2,783,876	38,094,104	36,124,114
Shares redeemed	(23,015,847)	(28,593,663)	(319,886,783)	(369,480,090)
Net increase (decrease)	6,892,419	5,543,525	$95,920,714	$73,792,925
Class I
Shares sold	23,015,968	33,707,412	$319,659,694	$436,588,435
Reinvestment of distributions	2,078,921	1,898,815	29,050,042	24,611,062
Shares redeemed	(18,312,883)	(17,914,182)	(254,160,957)	(230,743,002)
Net increase (decrease)	6,782,006	17,692,045	$94,548,779	$230,456,495
Class Z
Shares sold	18,235,602	10,309,136	$255,816,702	$133,126,083
Reinvestment of distributions	789,543	574,699	11,067,691	7,450,113
Shares redeemed	(8,165,855)	(4,339,760)	(113,970,137)	(56,065,556)
Net increase (decrease)	10,859,290	6,544,075	$152,914,256	$84,510,640
13. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity School Street Trust and Shareholders of Fidelity Advisor Multi-Asset Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Advisor Multi-Asset Income Fund (one of the funds constituting Fidelity School Street Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 13, 2025
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 29.54% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $53,017,522 of distributions paid in the calendar year 2023 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $71,425,275 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

A percentage of the dividends distributed during the fiscal year qualify for the dividends-received deduction for corporate shareholders:

	Class A	Class M	Class C	Fidelity Multi-Asset Income Fund	Class I	Class Z
January 2024	8%	8%	11%	7%	7%	7%
February 2024	10%	9%	12%	9%	9%	9%
March 2024	10%	10%	12%	9%	9%	9%
April 2024	10%	10%	13%	9%	9%	9%
May 2024	10%	10%	12%	9%	9%	9%
June 2024	10%	9%	12%	9%	9%	9%
July 2024	10%	10%	13%	9%	9%	9%
August 2024	9%	10%	12%	9%	9%	9%
September 2024	10%	10%	12%	9%	9%	9%
October 2024	10%	10%	13%	9%	9%	9%
November 2024	10%	10%	12%	9%	9%	9%
December 18, 2024	9%	9%	9%	9%	9%	9%
December 2024	10%	10%	12%	9%	9%	9%

A percentage of the dividends distributed during the fiscal year may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Fidelity Multi-Asset Income Fund	Class I	Class Z
January 2024	17.44%	17.34%	22.66%	16.03%	16.05%	15.77%
February 2024	20.47%	20.31%	25.23%	19.25%	19.25%	18.96%
March 2024	20.74%	20.51%	26.00%	19.04%	19.30%	18.81%
April 2024	20.89%	20.54%	28.27%	19.28%	19.28%	18.52%
May 2024	20.53%	20.50%	25.10%	19.14%	19.26%	18.85%
June 2024	20.59%	20.33%	26.27%	19.01%	19.27%	19.12%
July 2024	20.72%	20.91%	28.47%	18.88%	19.08%	19.53%
August 2024	20.43%	20.46%	24.76%	19.08%	19.33%	19.15%
September 2024	20.76%	20.79%	26.77%	19.02%	19.27%	18.92%
October 2024	21.06%	21.09%	28.83%	19.02%	19.30%	18.48%
November 2024	20.72%	20.48%	25.43%	19.06%	19.28%	19.01%
December 18,2024	19.48%	19.48%	19.48%	19.48%	19.48%	19.48%
December 2024	20.65%	20.65%	25.63%	19.06%	19.37%	18.86%

A percentage of the dividends distributed during the fiscal year qualify as a section 199A dividend:

	Class A	Class M	Class C	Fidelity Multi-Asset Income Fund	Class I	Class Z
January 2024	1.02%	1.01%	1.32%	0.94%	0.94%	0.92%
February 2024	1.20%	1.19%	1.47%	1.12%	1.12%	1.11%
March 2024	1.21%	1.20%	1.52%	1.11%	1.13%	1.10%
April 2024	1.22%	1.20%	1.65%	1.13%	1.13%	1.08%
May 2024	1.20%	1.20%	1.47%	1.12%	1.13%	1.10%
June 2024	1.20%	1.19%	1.53%	1.11%	1.13%	1.12%
July 2024	1.21%	1.22%	1.66%	1.10%	1.11%	1.14%
August 2024	1.19%	1.20%	1.45%	1.11%	1.13%	1.12%
September 2024	1.21%	1.21%	1.56%	1.11%	1.13%	1.11%
October 2024	1.23%	1.23%	1.68%	1.11%	1.13%	1.08%
November 2024	1.21%	1.20%	1.48%	1.11%	1.13%	1.11%
December 18, 2024	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
December 2024	1.21%	1.21%	1.50%	1.11%	1.13%	1.10%

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Advisor Multi-Asset Income Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio of a representative class (the retail class, which was selected because it was the largest class without 12b-1 fees); (iii) the total costs of the services provided by and the profits realized by FMR and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered the broad range of investment choices available to shareholders from FMR's competitors and that the fund's shareholders have chosen to invest in the fund, which is part of the Fidelity family of funds. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
The Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable in light of all of the surrounding circumstances.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds and experience of investment personnel, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, shareholder, transfer agency, and pricing and bookkeeping services performed by Fidelity under the Advisory Contracts; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity risk management. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with Fidelity, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools. The Board also considered that it reviews customer service metrics such as telephone response times, continuity of services on the website and metrics addressing services at Fidelity Investor Centers.
Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of fund investor services. The Board noted that Fidelity had taken, or had made recommendations to the Board that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds and/or the Fidelity funds in general.
Investment Performance. The Board took into account discussions that occur with representatives of the Investment Advisers, and reports that it receives, at Board meetings throughout the year relating to fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considered annualized return information for the fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and an appropriate peer group of funds with similar objectives (peer group). The Board also considered information about performance attribution. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds over different time periods and discussed with the Investment Advisers the reasons for such underperformance.
In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. The Independent Trustees generally give greater weight to fund performance over longer time periods than over shorter time periods. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board was provided with information regarding industry trends in management fees and expenses. The Board considered that, effective March 1, 2024, an amended Advisory Contract with FMR went into effect with class-level management fees based on tiered schedules and subject to a maximum class-level rate (the management fee). The Board also considered that in exchange for the variable management fee, each class of the fund receives investment advisory, management, administrative, transfer agent, and pricing and bookkeeping services. In its review of the management fee and total expense ratio of the retail class, the Board considered a pro forma management fee rate for the retail class as if the new management fee structure had been in effect for the 12-month period ended December 31, 2023, as well as other third-party fund expenses, as applicable, such as custodial, legal, and audit fees. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; (ii) gross management fee comparisons relative to a subset of non-Fidelity funds in the mapped group that are similar in size and management fee structure to the fund (referred to as the "asset size peer group"); (iii) total expense comparisons of the retail class of the fund relative to funds and classes in the mapped group that have a similar sales load structure to the retail class of the fund (referred to as the "similar sales load structure group"); and (iv) total expense comparisons of the retail class of the fund relative to funds and classes in the similar sales load structure group that are similar in size and management fee structure to the fund (referred to as the "total expense asset size peer group"). The total expense asset size peer group comparison excludes performance adjustments and fund-paid 12b-1 fees to eliminate variability in fee structures.
The information provided to the Board indicated that the fund's management fee rate ranked above the competitive median of the mapped group for 2023 and above the competitive median of the asset size peer group for 2023. Further, the information provided to the Board indicated that the total expense ratio of the retail class of the fund ranked above the competitive median of the similar sales load structure group for 2023 and above the competitive median of the total expense asset size peer group for 2023.
The Board considered that the fund has a variable unified management fee that covers expenses beyond portfolio management, unlike the majority of funds within the mapped group. The Board noted that, although total expenses ranked above the total expense asset size peer group median, Fidelity believes the fees charged are reasonable for the overall value of services shareholders receive.
The Board also considered that the total expenses for Class C of the fund ranked in the 4th quartile of the similar sales load structure group. The Board noted that Class C has a 1.00% 12b‑1 fee, while Lipper's level load definition is broad and includes both traditionally priced (1.00%) 12b-1 fee classes and funds without sales loads that have relatively lower distribution and service fees.
The Board noted that a different variable management fee rate is applicable to each class of the fund. The Board considered that the difference in management fee rates between classes is the result of separate arrangements for class-level services and/or waivers of certain expenses and not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class.
Other Contractual Arrangements. The Board further considered that FMR has contractually agreed to reimburse Class A, Class M, Class C, Class I, Class Z, and the retail class of the fund to the extent that total operating expenses, with certain exceptions, as a percentage of their respective average net assets, exceed 1.10%, 1.10%, 1.85%, 0.85%, 0.76%, and 0.85% through April 30, 2025.
Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.
Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered. Further, based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.
On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.
Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.
The Board recognized that the fund's management contract incorporates a variable management fee structure, which provides breakpoints as a way to share, in part, any potential economies of scale that may exist at the asset class level determined based on the total net assets of specified Fidelity funds in the same asset class as the fund and through a discount determined based on both fund size and total assets of a broader group of specified Fidelity funds. The Board considered that the variable management fee is designed to deliver the benefits of economies of scale to fund shareholders even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all funds subject to the variable management fee, and all such funds benefit if those costs can be allocated among more assets. The Board concluded that, given the variable management fee structure, fund shareholders will benefit from lower management fees due to the application of the breakpoints and discount, regardless of whether Fidelity achieves any such economies of scale.
The Board concluded, taking into account the analysis of the committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9865887.109
AMAI-ANN-0325
Fidelity® Series International Developed Markets Bond Index Fund

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series International Developed Markets Bond Index Fund
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Foreign Government and Government Agency Obligations - 97.8%
		Principal Amount (a)	Value ($)
AUSTRALIA - 4.9%
Australian Commonwealth 0.25% 11/21/2025 (b)	AUD	62,192,000	37,238,843
Australian Commonwealth 0.5% 9/21/2026 (b)	AUD	64,476,000	37,689,366
Australian Commonwealth 1% 11/21/2031 (b)	AUD	108,757,000	54,645,762
Australian Commonwealth 1% 12/21/2030 (b)	AUD	32,812,000	17,042,490
Australian Commonwealth 1.25% 5/21/2032	AUD	53,000,000	26,672,561
Australian Commonwealth 1.5% 6/21/2031	AUD	18,500,000	9,762,531
Australian Commonwealth 1.75% 11/21/2032 (b)	AUD	13,400,000	6,904,116
Australian Commonwealth 1.75% 6/21/2051 (b)	AUD	28,212,000	9,392,188
Australian Commonwealth 2.5% 5/21/2030 (b)	AUD	35,000,000	20,108,479
Australian Commonwealth 2.75% 11/21/2027 (b)	AUD	131,951,000	79,239,724
Australian Commonwealth 2.75% 11/21/2028 (b)	AUD	7,267,000	4,317,274
Australian Commonwealth 2.75% 11/21/2029 (b)	AUD	137,813,000	80,811,757
Australian Commonwealth 2.75% 5/21/2041 (b)	AUD	35,678,000	17,235,039
Australian Commonwealth 2.75% 6/21/2035 (b)	AUD	16,600,000	8,855,652
Australian Commonwealth 3% 11/21/2033 (b)	AUD	34,500,000	19,263,667
Australian Commonwealth 3% 3/21/2047 (b)	AUD	24,400,000	11,360,463
Australian Commonwealth 3.25% 4/21/2029 (b)	AUD	64,300,000	38,782,828
Australian Commonwealth 3.5% 12/21/2034 (b)	AUD	80,200,000	46,137,206
Australian Commonwealth 3.75% 4/21/2037 (b)	AUD	29,572,000	17,039,910
Australian Commonwealth 3.75% 5/21/2034 (b)	AUD	39,600,000	23,386,862
Australian Commonwealth 4.25% 4/21/2026 (b)	AUD	37,300,000	23,173,872
Australian Commonwealth 4.5% 4/21/2033 (b)	AUD	72,521,000	45,543,119
Australian Commonwealth 4.75% 4/21/2027 (b)	AUD	31,200,000	19,691,285
Australian Commonwealth 4.75% 6/21/2054 (b)	AUD	6,700,000	4,083,599
TOTAL AUSTRALIA			658,378,593
AUSTRIA - 4.7%
Republic of Austria Government Bond 0% 10/20/2028 (b)(c)	EUR	8,400,000	7,970,283
Republic of Austria Government Bond 0% 10/20/2040 (b)(c)	EUR	46,009,000	29,924,962
Republic of Austria Government Bond 0% 2/20/2030 (b)(c)	EUR	59,562,000	54,412,328
Republic of Austria Government Bond 0% 2/20/2031 (b)(c)	EUR	18,603,000	16,504,299
Republic of Austria Government Bond 0.25% 10/20/2036 (b)(c)	EUR	24,709,000	18,826,341
Republic of Austria Government Bond 0.5% 2/20/2029 (b)(c)	EUR	63,200,000	60,694,509
Republic of Austria Government Bond 0.5% 4/20/2027 (b)(c)	EUR	58,716,000	58,497,304
Republic of Austria Government Bond 0.75% 10/20/2026 (b)(c)	EUR	41,310,000	41,721,189
Republic of Austria Government Bond 0.75% 2/20/2028 (b)(c)	EUR	30,597,000	30,237,528
Republic of Austria Government Bond 0.75% 3/20/2051 (b)(c)	EUR	43,477,000	26,872,495
Republic of Austria Government Bond 0.85% 6/30/2120 (b)(c)	EUR	25,016,000	11,080,323
Republic of Austria Government Bond 0.9% 2/20/2032 (b)(c)	EUR	36,230,000	33,324,864
Republic of Austria Government Bond 1.2% 10/20/2025 (b)(c)	EUR	29,419,000	30,208,794
Republic of Austria Government Bond 1.5% 11/2/2086 (b)(c)	EUR	16,500,000	10,394,553
Republic of Austria Government Bond 2.1% 9/20/2117 (b)(c)	EUR	6,220,000	4,912,262
Republic of Austria Government Bond 2.9% 2/20/2033 (b)(c)	EUR	32,600,000	34,226,783
Republic of Austria Government Bond 2.9% 2/20/2034 (b)(c)	EUR	68,400,000	71,543,658
Republic of Austria Government Bond 2.9% 5/23/2029 (b)(c)	EUR	9,400,000	9,941,321
Republic of Austria Government Bond 3.15% 6/20/2044 (b)(c)	EUR	33,780,000	35,446,699
Republic of Austria Government Bond 3.8% 1/26/2062 (b)(c)	EUR	12,165,000	14,689,062
Republic of Austria Government Bond 4.15% 3/15/2037 (b)(c)	EUR	16,199,000	18,864,640
Republic of Austria Government Bond 4.85% 3/15/2026 (b)(c)	EUR	17,828,000	19,026,429
TOTAL AUSTRIA			639,320,626
BELGIUM - 4.4%
Kingdom of Belgium 0% 10/22/2027 (b)(c)	EUR	44,928,000	43,700,468
Kingdom of Belgium 0% 10/22/2031 (b)(c)	EUR	54,206,000	46,855,736
Kingdom of Belgium 0.1% 6/22/2030 (b)(c)	EUR	9,500,000	8,630,470
Kingdom of Belgium 0.35% 6/22/2032 (b)(c)	EUR	41,590,000	36,081,200
Kingdom of Belgium 0.65% 6/22/2071 (b)(c)	EUR	37,803,000	15,744,169
Kingdom of Belgium 0.8% 6/22/2027 (b)(c)	EUR	6,886,000	6,887,350
Kingdom of Belgium 0.8% 6/22/2028 (b)(c)	EUR	29,386,000	28,897,119
Kingdom of Belgium 0.9% 6/22/2029 (b)(c)	EUR	33,476,000	32,424,733
Kingdom of Belgium 1% 6/22/2026 (b)(c)	EUR	10,527,000	10,713,453
Kingdom of Belgium 1% 6/22/2031 (b)(c)	EUR	19,681,000	18,408,741
Kingdom of Belgium 1.4% 6/22/2053 (b)(c)	EUR	31,810,000	20,636,433
Kingdom of Belgium 1.6% 6/22/2047 (b)(c)	EUR	9,816,000	7,295,827
Kingdom of Belgium 1.7% 6/22/2050 (b)(c)	EUR	25,449,000	18,523,882
Kingdom of Belgium 1.9% 6/22/2038 (b)(c)	EUR	7,550,000	6,731,561
Kingdom of Belgium 2.15% 6/22/2066 (b)(c)	EUR	7,830,000	5,823,746
Kingdom of Belgium 2.7% 10/22/2029 (b)(c)	EUR	34,700,000	36,282,803
Kingdom of Belgium 2.85% 10/22/2034 (b)(c)	EUR	63,200,000	64,747,591
Kingdom of Belgium 3% 6/22/2033 (b)(c)	EUR	19,500,000	20,397,261
Kingdom of Belgium 3.3% 6/22/2054 (b)(c)	EUR	5,200,000	5,145,001
Kingdom of Belgium 3.45% 6/22/2043 (b)(c)	EUR	1,700,000	1,778,462
Kingdom of Belgium 3.75% 6/22/2045 (b)	EUR	31,138,000	33,898,944
Kingdom of Belgium 4.25% 3/28/2041 (b)(c)	EUR	44,660,000	51,621,099
Kingdom of Belgium 4.5% 3/28/2026 (b)(c)	EUR	12,960,000	13,785,738
Kingdom of Belgium 5% 3/28/2035 (b)(c)	EUR	46,949,000	57,041,664
TOTAL BELGIUM			592,053,451
CANADA - 4.8%
Canadian Government 0.25% 3/1/2026	CAD	27,528,000	18,565,912
Canadian Government 0.5% 12/1/2030	CAD	63,762,000	38,317,083
Canadian Government 1% 6/1/2027	CAD	6,319,000	4,211,436
Canadian Government 1.25% 3/1/2027	CAD	30,500,000	20,495,228
Canadian Government 1.25% 6/1/2030	CAD	12,150,000	7,710,848
Canadian Government 1.5% 12/1/2031	CAD	54,493,000	34,151,525
Canadian Government 1.5% 6/1/2026 (d)	CAD	21,563,000	14,722,003
Canadian Government 1.75% 12/1/2053	CAD	46,000,000	22,643,988
Canadian Government 2% 12/1/2051	CAD	59,969,000	31,812,419
Canadian Government 2% 6/1/2032	CAD	23,400,000	15,057,915
Canadian Government 2.25% 6/1/2029	CAD	700,000	474,341
Canadian Government 2.5% 12/1/2032	CAD	24,700,000	16,391,232
Canadian Government 2.75% 12/1/2055	CAD	3,900,000	2,406,173
Canadian Government 2.75% 12/1/2064	CAD	28,400,000	17,645,361
Canadian Government 2.75% 6/1/2033	CAD	15,500,000	10,441,810
Canadian Government 2.75% 9/1/2027	CAD	4,200,000	2,910,533
Canadian Government 3% 6/1/2034	CAD	100,400,000	68,619,532
Canadian Government 3.25% 11/1/2026	CAD	97,800,000	68,404,550
Canadian Government 3.25% 12/1/2033	CAD	33,700,000	23,540,572
Canadian Government 3.5% 12/1/2045	CAD	8,519,000	6,074,095
Canadian Government 3.5% 3/1/2028	CAD	57,700,000	40,856,634
Canadian Government 3.5% 9/1/2029	CAD	102,500,000	72,921,928
Canadian Government 4% 3/1/2029	CAD	44,500,000	32,225,003
Canadian Government 4% 6/1/2041	CAD	19,381,000	14,652,141
Canadian Government 4% 8/1/2026	CAD	29,400,000	20,779,722
Canadian Government 4.5% 11/1/2025	CAD	18,400,000	12,957,123
Canadian Government 4.5% 2/1/2026	CAD	29,700,000	20,993,207
Canadian Government 5.75% 6/1/2029	CAD	4,040,000	3,139,393
Canadian Government 5.75% 6/1/2033	CAD	14,800,000	12,211,583
TOTAL CANADA			655,333,290
CYPRUS - 0.2%
Cyprus Government Bond 0% 2/9/2026 (b)	EUR	5,219,000	5,276,078
Cyprus Government Bond 0.625% 1/21/2030 (b)	EUR	4,882,000	4,569,440
Cyprus Government Bond 0.95% 1/20/2032 (b)	EUR	1,900,000	1,734,657
Cyprus Government Bond 1.25% 1/21/2040 (b)	EUR	11,474,000	8,730,379
Cyprus Government Bond 2.25% 4/16/2050 (b)	EUR	3,919,000	3,068,411
Cyprus Government Bond 2.375% 9/25/2028 (b)	EUR	2,600,000	2,659,572
Cyprus Government Bond 2.75% 2/26/2034 (b)	EUR	4,289,000	4,342,354
TOTAL CYPRUS			30,380,891
DENMARK - 1.6%
Danish Kingdom 0% 11/15/2031	DKK	172,627,000	21,001,391
Danish Kingdom 0% 11/15/2031	DKK	12,602,000	1,536,085
Danish Kingdom 0.25% 11/15/2052	DKK	239,550,000	19,422,160
Danish Kingdom 0.5% 11/15/2027	DKK	143,587,000	19,236,986
Danish Kingdom 0.5% 11/15/2029	DKK	149,126,000	19,376,008
Danish Kingdom 1.75% 11/15/2025	DKK	124,198,000	17,224,554
Danish Kingdom 2.25% 11/15/2026	DKK	91,200,000	12,776,094
Danish Kingdom 2.25% 11/15/2033	DKK	411,800,000	57,908,508
Danish Kingdom 4.5% 11/15/2039	DKK	310,564,000	54,899,457
TOTAL DENMARK			223,381,243
ESTONIA - 0.1%
Estonia Government International Bond 0.125% 6/10/2030 (b)	EUR	2,467,000	2,216,272
Estonia Government International Bond 3.25% 1/17/2034 (b)	EUR	2,200,000	2,296,446
Estonia Government International Bond 4% 10/12/2032 (b)	EUR	6,500,000	7,237,497
TOTAL ESTONIA			11,750,215
FINLAND - 3.3%
Finnish Government 0% 9/15/2026 (b)(c)	EUR	17,640,000	17,608,022
Finnish Government 0% 9/15/2030 (b)(c)	EUR	17,105,000	15,379,826
Finnish Government 0.125% 4/15/2036 (b)(c)	EUR	23,991,000	18,244,667
Finnish Government 0.125% 4/15/2052 (b)(c)	EUR	25,200,000	12,384,480
Finnish Government 0.125% 9/15/2031 (b)(c)	EUR	28,767,000	25,339,642
Finnish Government 0.25% 9/15/2040 (b)(c)	EUR	22,189,000	15,102,995
Finnish Government 0.5% 4/15/2026 (b)(c)	EUR	33,649,000	34,106,990
Finnish Government 0.5% 4/15/2043 (b)(c)	EUR	48,570,000	32,561,621
Finnish Government 0.5% 9/15/2027 (b)(c)	EUR	13,808,000	13,678,447
Finnish Government 0.5% 9/15/2028 (b)(c)	EUR	19,079,000	18,487,677
Finnish Government 0.5% 9/15/2029 (b)(c)	EUR	21,445,000	20,328,042
Finnish Government 1.125% 4/15/2034 (b)(c)	EUR	2,320,000	2,083,103
Finnish Government 1.375% 4/15/2027 (b)(c)	EUR	8,500,000	8,639,023
Finnish Government 1.375% 4/15/2047 (b)(c)	EUR	5,710,000	4,358,941
Finnish Government 1.5% 9/15/2032 (b)(c)	EUR	31,260,000	29,704,894
Finnish Government 2.75% 7/4/2028 (b)(c)	EUR	20,413,000	21,475,934
Finnish Government 2.875% 4/15/2029 (b)(c)	EUR	68,800,000	72,603,831
Finnish Government 2.95% 4/15/2055 (b)(c)	EUR	11,600,000	11,747,954
Finnish Government 3% 9/15/2033 (b)(c)	EUR	38,000,000	40,060,613
Finnish Government 3% 9/15/2034 (b)(c)	EUR	35,500,000	37,302,246
TOTAL FINLAND			451,198,948
FRANCE - 6.6%
French Government 0% 11/25/2029 (b)(c)	EUR	50,654,000	46,171,978
French Government 0% 11/25/2030 (b)(c)	EUR	24,200,000	21,324,387
French Government 0% 11/25/2031 (b)(c)	EUR	75,469,000	64,310,305
French Government 0% 2/25/2027 (b)(c)	EUR	26,074,000	25,716,897
French Government 0% 5/25/2032 (b)(c)	EUR	22,900,000	19,133,441
French Government 0.5% 5/25/2029 (b)(c)	EUR	31,290,000	29,591,212
French Government 0.5% 5/25/2040 (b)(c)	EUR	24,343,000	16,407,349
French Government 0.5% 5/25/2072 (b)(c)	EUR	27,870,000	9,868,627
French Government 0.5% 6/25/2044 (b)(c)	EUR	7,500,000	4,510,340
French Government 0.75% 11/25/2028 (b)(c)	EUR	27,662,000	26,755,634
French Government 0.75% 2/25/2028 (b)(c)	EUR	14,300,000	14,055,162
French Government 0.75% 5/25/2028 (b)(c)	EUR	12,780,000	12,501,501
French Government 0.75% 5/25/2052 (b)(c)	EUR	34,264,000	17,973,095
French Government 0.75% 5/25/2053 (b)(c)	EUR	15,200,000	7,794,240
French Government 1.25% 5/25/2036 (b)(c)	EUR	75,986,000	63,925,193
French Government 1.5% 5/25/2050 (b)(c)	EUR	9,827,000	6,618,941
French Government 1.75% 5/25/2066 (b)(c)	EUR	4,110,000	2,584,914
French Government 1.75% 6/25/2039 (b)(c)	EUR	6,190,000	5,229,299
French Government 2% 11/25/2032 (b)(c)	EUR	32,000,000	30,815,084
French Government 2% 5/25/2048 (b)(c)	EUR	70,000	54,409
French Government 2.5% 5/25/2030 (b)(c)	EUR	50,278,000	51,537,475
French Government 2.5% 5/25/2043 (b)(c)	EUR	54,800,000	48,888,495
French Government 2.5% 9/24/2026 (b)(c)	EUR	106,400,000	110,642,294
French Government 2.5% 9/24/2027 (b)(c)	EUR	67,300,000	69,917,800
French Government 2.75% 10/25/2027 (b)(c)	EUR	40,810,000	42,699,320
French Government 2.75% 2/25/2030 (b)(c)	EUR	22,700,000	23,545,985
French Government 3% 11/25/2034 (b)(c)	EUR	48,700,000	49,648,850
French Government 3% 5/25/2033 (b)(c)	EUR	4,600,000	4,739,700
French Government 3% 5/25/2054 (b)(c)	EUR	3,200,000	2,897,993
French Government 3.25% 5/25/2045 (b)(c)	EUR	11,653,000	11,550,510
French Government 3.25% 5/25/2055 (b)(c)	EUR	900,000	852,323
French Government 3.5% 11/25/2033 (b)(c)	EUR	15,700,000	16,736,159
French Government 3.5% 4/25/2026 (b)(c)	EUR	2,216,000	2,331,996
French Government 4% 4/25/2060 (b)(c)	EUR	17,800,000	19,437,747
French Government 4.5% 4/25/2041 (b)(c)	EUR	1,710,000	1,992,697
French Government 4.75% 4/25/2035 (b)(c)	EUR	36,000	42,285
TOTAL FRANCE			882,803,637
GERMANY - 5.2%
German Federal Republic 0% 10/10/2025 (b)	EUR	39,774,000	40,521,624
German Federal Republic 0% 10/9/2026 (b)	EUR	33,949,000	33,951,225
German Federal Republic 0% 2/15/2032 (b)	EUR	15,890,000	14,111,522
German Federal Republic 0% 4/10/2026 (b)	EUR	11,500,000	11,612,467
German Federal Republic 0% 4/16/2027 (b)	EUR	58,190,000	57,582,854
German Federal Republic 0% 5/15/2036 (b)	EUR	14,965,000	11,734,795
German Federal Republic 0% 8/15/2029 (b)	EUR	14,992,000	14,140,819
German Federal Republic 0% 8/15/2030 (b)	EUR	31,124,000	28,710,950
German Federal Republic 0% 8/15/2031 (b)	EUR	17,740,000	15,971,592
German Federal Republic 0% 8/15/2050 (b)	EUR	16,203,000	8,785,315
German Federal Republic 0% 8/15/2052 (b)	EUR	13,519,000	6,965,370
German Federal Republic 0.25% 2/15/2027 (b)	EUR	1,710,000	1,707,971
German Federal Republic 0.25% 2/15/2029 (b)	EUR	20,250,000	19,524,342
German Federal Republic 1.25% 8/15/2048 (b)	EUR	4,320,000	3,441,427
German Federal Republic 1.3% 10/15/2027 (b)	EUR	60,100,000	61,124,665
German Federal Republic 1.7% 8/15/2032 (b)	EUR	17,500,000	17,478,415
German Federal Republic 1.8% 8/15/2053 (b)	EUR	17,000,000	14,834,817
German Federal Republic 2.1% 11/15/2029 (b)	EUR	5,600,000	5,787,383
German Federal Republic 2.1% 4/12/2029 (b)	EUR	10,400,000	10,764,993
German Federal Republic 2.2% 2/15/2034 (b)	EUR	31,000,000	31,761,717
German Federal Republic 2.2% 4/13/2028 (b)	EUR	19,000,000	19,778,847
German Federal Republic 2.3% 2/15/2033 (b)	EUR	20,600,000	21,388,271
German Federal Republic 2.4% 10/19/2028 (b)	EUR	9,900,000	10,375,976
German Federal Republic 2.4% 11/15/2030 (b)	EUR	6,400,000	6,709,258
German Federal Republic 2.5% 10/11/2029 (b)	EUR	23,600,000	24,822,644
German Federal Republic 2.5% 3/19/2026 (b)	EUR	11,500,000	11,964,880
German Federal Republic 2.5% 7/4/2044 (b)	EUR	28,452,000	29,082,753
German Federal Republic 2.5% 8/15/2046 (b)	EUR	4,481,000	4,579,724
German Federal Republic 2.5% 8/15/2054 (b)	EUR	23,400,000	23,741,970
German Federal Republic 2.6% 8/15/2034 (b)	EUR	36,500,000	38,571,369
German Federal Republic 2.9% 6/18/2026 (b)	EUR	14,300,000	14,979,149
German Federal Republic 3.25% 7/4/2042 (b)	EUR	31,970,000	36,116,975
German Federal Republic 4% 1/4/2037 (b)	EUR	8,010,000	9,581,266
German Federal Republic 4.75% 7/4/2034 (b)	EUR	650,000	810,360
German Federal Republic 4.75% 7/4/2040 (b)	EUR	15,931,000	21,040,407
German Federal Republic 5.5% 1/4/2031 (b)	EUR	12,481,000	15,313,884
German Federal Republic 6.5% 7/4/2027 (b)	EUR	4,770,000	5,472,281
TOTAL GERMANY			704,844,277
GREECE - 2.0%
Greek Government 1.875% 1/24/2052 (b)(c)	EUR	27,600,000	19,759,028
Greek Government 2% 4/22/2027 (b)(c)	EUR	6,400,000	6,602,087
Greek Government 3.375% 6/15/2034 (b)(c)	EUR	22,000,000	23,069,432
Greek Government 3.875% 3/12/2029 (b)(c)	EUR	20,400,000	22,273,836
Greek Government 3.875% 6/15/2028 (b)(c)	EUR	26,300,000	28,567,980
Greek Government 3.9% 1/30/2033 (b)	EUR	100,200,000	109,710,597
Greek Government 4.2% 1/30/2042 (b)	EUR	29,100,000	31,981,321
Greek Government 4.25% 6/15/2033 (b)(c)	EUR	7,000,000	7,840,235
Greek Government Treasury Bills 0% 2/12/2026 (b)(c)	EUR	20,700,000	20,941,452
TOTAL GREECE			270,745,968
HONG KONG - 0.2%
Hong Kong Government 1.25% 6/29/2027	HKD	66,600,000	8,149,931
Hong Kong Government 1.59% 3/4/2036	HKD	33,800,000	3,524,916
Hong Kong Government 1.68% 1/21/2026	HKD	33,050,000	4,174,759
Hong Kong Government 1.89% 3/2/2032	HKD	1,600,000	184,557
Hong Kong Government 1.97% 1/17/2029	HKD	36,000,000	4,388,411
Hong Kong Government 2.02% 3/7/2034	HKD	12,000,000	1,347,007
Hong Kong Government 2.13% 7/16/2030	HKD	4,750,000	570,005
TOTAL HONG KONG			22,339,586
IRELAND - 3.1%
Republic of Ireland Treasury Bill 0% 10/18/2031 (b)	EUR	31,431,000	27,531,297
Republic of Ireland Treasury Bill 0.2% 10/18/2030 (b)	EUR	5,245,000	4,794,360
Republic of Ireland Treasury Bill 0.2% 5/15/2027 (b)	EUR	30,134,000	29,849,802
Republic of Ireland Treasury Bill 0.35% 10/18/2032 (b)	EUR	36,012,000	31,778,685
Republic of Ireland Treasury Bill 0.4% 5/15/2035 (b)	EUR	24,240,000	19,903,456
Republic of Ireland Treasury Bill 0.55% 4/22/2041 (b)	EUR	13,006,000	9,436,001
Republic of Ireland Treasury Bill 0.9% 5/15/2028 (b)	EUR	19,128,000	19,029,214
Republic of Ireland Treasury Bill 1% 5/15/2026 (b)	EUR	50,217,000	51,304,643
Republic of Ireland Treasury Bill 1.1% 5/15/2029 (b)	EUR	56,329,000	55,495,158
Republic of Ireland Treasury Bill 1.35% 3/18/2031 (b)	EUR	35,400,000	34,465,314
Republic of Ireland Treasury Bill 1.5% 5/15/2050 (b)	EUR	30,643,000	23,770,137
Republic of Ireland Treasury Bill 1.7% 5/15/2037 (b)	EUR	2,690,000	2,467,300
Republic of Ireland Treasury Bill 2% 2/18/2045 (b)	EUR	21,684,000	19,307,525
Republic of Ireland Treasury Bill 2.4% 5/15/2030 (b)	EUR	20,760,000	21,574,393
Republic of Ireland Treasury Bill 2.6% 10/18/2034 (b)	EUR	32,600,000	33,646,891
Republic of Ireland Treasury Bill 3% 10/18/2043 (b)	EUR	39,300,000	41,355,281
TOTAL IRELAND			425,709,457
ITALY - 5.9%
Italian Republic 0% 4/1/2026 (b)	EUR	18,671,000	18,804,628
Italian Republic 0% 8/1/2026 (b)	EUR	12,600,000	12,596,323
Italian Republic 0.25% 3/15/2028 (b)	EUR	24,775,000	23,867,377
Italian Republic 0.45% 2/15/2029 (b)	EUR	29,560,000	27,989,430
Italian Republic 0.6% 8/1/2031 (b)(c)	EUR	17,143,000	15,171,399
Italian Republic 0.95% 3/1/2037 (b)(c)	EUR	41,747,000	32,006,557
Italian Republic 0.95% 6/1/2032 (b)	EUR	31,140,000	27,588,485
Italian Republic 0.95% 8/1/2030 (b)	EUR	16,920,000	15,744,129
Italian Republic 1.1% 4/1/2027 (b)	EUR	27,790,000	27,974,211
Italian Republic 1.65% 3/1/2032 (b)(c)	EUR	1,710,000	1,605,835
Italian Republic 1.7% 9/1/2051 (b)(c)	EUR	5,786,000	3,833,528
Italian Republic 1.8% 3/1/2041 (b)(c)	EUR	31,210,000	24,414,187
Italian Republic 2.15% 3/1/2072 (b)(c)	EUR	10,800,000	7,101,678
Italian Republic 2.15% 9/1/2052 (b)(c)	EUR	22,110,000	15,913,581
Italian Republic 2.5% 12/1/2032 (b)	EUR	18,000,000	17,716,803
Italian Republic 2.65% 12/1/2027 (b)	EUR	14,400,000	14,976,502
Italian Republic 2.7% 3/1/2047 (b)(c)	EUR	1,950,000	1,656,174
Italian Republic 2.8% 3/1/2067 (b)(c)	EUR	4,900,000	3,891,247
Italian Republic 2.8% 6/15/2029 (b)	EUR	16,700,000	17,338,205
Italian Republic 2.95% 2/15/2027 (b)	EUR	31,500,000	32,974,623
Italian Republic 3% 10/1/2029 (b)	EUR	36,500,000	38,069,393
Italian Republic 3% 8/1/2029 (b)	EUR	18,611,000	19,502,024
Italian Republic 3.25% 9/1/2046 (b)(c)	EUR	9,830,000	9,166,268
Italian Republic 3.35% 7/1/2029 (b)	EUR	27,000,000	28,607,969
Italian Republic 3.45% 7/15/2027 (b)	EUR	52,000,000	55,136,429
Italian Republic 3.45% 7/15/2031 (b)	EUR	41,600,000	43,935,261
Italian Republic 3.5% 1/15/2026 (b)	EUR	17,100,000	17,922,049
Italian Republic 3.7% 6/15/2030 (b)	EUR	5,900,000	6,338,069
Italian Republic 3.8% 8/1/2028 (b)	EUR	9,700,000	10,442,059
Italian Republic 3.85% 12/15/2029 (b)	EUR	5,900,000	6,390,805
Italian Republic 3.85% 2/1/2035 (b)	EUR	38,400,000	40,974,673
Italian Republic 3.85% 7/1/2034 (b)	EUR	18,200,000	19,463,422
Italian Republic 4% 11/15/2030 (b)	EUR	3,000,000	3,271,567
Italian Republic 4% 2/1/2037 (b)(c)	EUR	137,000	148,121
Italian Republic 4.2% 3/1/2034 (b)	EUR	18,800,000	20,708,085
Italian Republic 4.35% 11/1/2033 (b)	EUR	10,500,000	11,703,033
Italian Republic 4.4% 5/1/2033 (b)	EUR	7,400,000	8,285,719
Italian Republic 4.45% 9/1/2043 (b)(c)	EUR	44,600,000	49,146,493
Italian Republic 4.5% 10/1/2053 (b)(c)	EUR	6,900,000	7,627,993
Italian Republic 4.75% 9/1/2044 (b)(c)	EUR	11,726,000	13,490,981
Italian Republic 5% 8/1/2034 (b)(c)	EUR	9,900,000	11,576,261
Italian Republic 6% 5/1/2031 (b)	EUR	13,509,000	16,414,306
Italian Republic 7.25% 11/1/2026 (b)	EUR	19,492,000	21,967,578
TOTAL ITALY			803,453,460
JAPAN - 20.5%
Japan Government 0.005% 3/20/2026	JPY	676,550,000	4,275,364
Japan Government 0.005% 6/20/2026	JPY	4,721,750,000	29,775,428
Japan Government 0.005% 6/20/2027	JPY	2,590,000,000	16,230,030
Japan Government 0.005% 8/1/2025	JPY	2,931,600,000	18,599,064
Japan Government 0.1% 1/1/2026	JPY	2,337,000,000	14,804,441
Japan Government 0.1% 12/20/2031	JPY	1,230,100,000	7,430,869
Japan Government 0.1% 2/1/2026	JPY	4,521,200,000	28,627,993
Japan Government 0.1% 3/20/2027	JPY	3,530,000,000	22,203,026
Japan Government 0.1% 3/20/2028	JPY	6,334,600,000	39,596,232
Japan Government 0.1% 6/20/2031	JPY	1,077,900,000	6,549,127
Japan Government 0.1% 9/20/2027	JPY	30,000,000	188,156
Japan Government 0.1% 9/20/2028	JPY	1,415,100,000	8,809,693
Japan Government 0.2% 12/20/2027	JPY	1,559,000,000	9,790,653
Japan Government 0.2% 12/20/2028	JPY	7,138,500,000	44,522,336
Japan Government 0.2% 3/20/2028	JPY	2,462,400,000	15,441,233
Japan Government 0.2% 6/20/2028	JPY	3,820,600,000	23,915,506
Japan Government 0.2% 6/20/2036	JPY	703,100,000	3,969,569
Japan Government 0.2% 9/20/2032	JPY	1,023,200,000	6,166,317
Japan Government 0.3% 12/20/2025	JPY	3,000,000,000	19,042,550
Japan Government 0.3% 12/20/2028	JPY	3,077,800,000	19,271,533
Japan Government 0.3% 5/1/2026	JPY	7,078,000,000	44,857,548
Japan Government 0.3% 9/20/2028	JPY	2,825,200,000	17,718,975
Japan Government 0.4% 12/20/2028	JPY	410,800,000	2,582,287
Japan Government 0.4% 3/20/2029	JPY	6,712,800,000	42,132,211
Japan Government 0.4% 3/20/2056	JPY	140,000,000	520,005
Japan Government 0.4% 6/20/2033	JPY	8,067,700,000	48,982,519
Japan Government 0.4% 6/20/2041	JPY	27,727,900,000	144,075,116
Japan Government 0.4% 8/1/2026	JPY	1,537,400,000	9,745,384
Japan Government 0.4% 9/1/2026	JPY	5,378,400,000	34,081,374
Japan Government 0.4% 9/20/2028	JPY	2,067,700,000	13,015,820
Japan Government 0.5% 11/1/2026	JPY	15,698,800,000	99,621,455
Japan Government 0.5% 12/20/2032	JPY	2,367,200,000	14,568,785
Japan Government 0.5% 3/20/2029	JPY	579,600,000	3,652,867
Japan Government 0.5% 3/20/2033	JPY	13,766,200,000	84,514,118
Japan Government 0.5% 3/20/2060	JPY	597,800,000	2,122,856
Japan Government 0.5% 6/20/2029	JPY	2,644,400,000	16,644,031
Japan Government 0.6% 12/20/2033	JPY	15,759,800,000	96,733,291
Japan Government 0.6% 12/20/2036	JPY	8,330,000,000	48,862,945
Japan Government 0.6% 3/20/2029	JPY	4,490,100,000	28,415,089
Japan Government 0.6% 6/20/2029	JPY	2,487,200,000	15,721,785
Japan Government 0.6% 9/20/2029	JPY	4,297,600,000	27,138,970
Japan Government 0.7% 3/20/2061	JPY	5,478,500,000	20,563,395
Japan Government 0.7% 6/20/2051	JPY	7,946,750,000	35,749,643
Japan Government 0.7% 9/20/2029	JPY	14,081,600,000	89,337,547
Japan Government 0.8% 3/20/2034	JPY	13,648,100,000	85,022,515
Japan Government 0.8% 3/20/2042	JPY	12,868,900,000	70,608,218
Japan Government 0.8% 9/20/2033	JPY	5,624,900,000	35,230,832
Japan Government 0.9% 6/20/2042	JPY	3,810,000,000	21,173,474
Japan Government 0.9% 9/20/2034	JPY	46,405,100,000	289,915,011
Japan Government 1% 3/20/2052	JPY	6,313,200,000	30,432,718
Japan Government 1.1% 3/20/2043	JPY	4,675,100,000	26,558,740
Japan Government 1.1% 6/20/2034	JPY	683,400,000	4,358,958
Japan Government 1.1% 6/20/2043	JPY	6,114,400,000	34,598,073
Japan Government 1.2% 6/20/2053	JPY	5,376,400,000	26,868,845
Japan Government 1.3% 12/20/2043	JPY	10,894,400,000	63,397,245
Japan Government 1.3% 3/20/2063	JPY	4,059,800,000	18,240,911
Japan Government 1.3% 6/20/2052	JPY	2,660,000,000	13,803,024
Japan Government 1.4% 12/20/2042	JPY	7,799,400,000	46,733,448
Japan Government 1.4% 3/20/2053	JPY	5,827,900,000	30,732,732
Japan Government 1.4% 9/20/2052	JPY	2,841,600,000	15,074,774
Japan Government 1.6% 12/20/2052	JPY	7,051,200,000	39,150,976
Japan Government 1.6% 12/20/2053	JPY	5,076,700,000	27,937,095
Japan Government 1.6% 3/20/2033	JPY	4,250,200,000	28,432,270
Japan Government 1.6% 3/20/2044	JPY	11,772,500,000	71,866,532
Japan Government 1.7% 9/20/2032	JPY	200,000,000	1,347,205
Japan Government 1.8% 3/20/2054	JPY	5,102,100,000	29,399,860
Japan Government 1.8% 9/20/2044	JPY	29,495,300,000	185,041,791
Japan Government 1.8% 9/20/2053	JPY	2,224,000,000	12,873,037
Japan Government 1.9% 6/20/2044	JPY	968,600,000	6,194,066
Japan Government 2.1% 6/20/2027	JPY	730,000,000	4,811,658
Japan Government 2.2% 3/20/2064	JPY	20,377,700,000	118,858,800
Japan Government 2.3% 3/20/2040	JPY	1,641,350,000	11,449,967
Japan Government 2.4% 3/20/2048	JPY	4,353,800,000	29,604,844
Japan Government 2.4% 6/20/2028	JPY	4,480,650,000	30,191,741
Japan Government 2.5% 6/20/2034	JPY	8,518,600,000	61,146,380
Japan Government* 1/1/2027	JPY	2,591,200,000	16,467,282
TOTAL JAPAN			2,768,090,158
LATVIA - 0.4%
Latvia Government International Bond 0% 3/17/2031 (b)	EUR	5,378,000	4,578,196
Latvia Government International Bond 0.25% 1/23/2030 (b)	EUR	2,400,000	2,159,499
Latvia Government International Bond 0.375% 10/7/2026 (b)	EUR	6,887,000	6,846,617
Latvia Government International Bond 1.125% 5/30/2028 (b)	EUR	7,800,000	7,673,548
Latvia Government International Bond 1.375% 5/16/2036 (b)	EUR	1,833,000	1,577,507
Latvia Government International Bond 1.375% 9/23/2025 (b)	EUR	10,220,000	10,437,648
Latvia Government International Bond 1.875% 2/19/2049 (b)	EUR	4,878,000	3,641,103
Latvia Government International Bond 2.25% 2/15/2047 (b)	EUR	1,380,000	1,096,105
Latvia Government International Bond 3.875% 3/25/2027 (b)	EUR	16,600,000	17,634,101
Latvia Government International Bond 3.875% 5/22/2029 (b)	EUR	3,600,000	3,867,222
TOTAL LATVIA			59,511,546
LITHUANIA - 0.4%
Lithuania Government 0.5% 7/28/2050 (b)	EUR	6,985,000	3,723,994
Lithuania Government 0.75% 5/6/2030 (b)	EUR	3,462,000	3,195,191
Lithuania Government 0.75% 7/15/2051 (b)	EUR	2,250,000	1,235,974
Lithuania Government 0.95% 5/26/2027 (b)	EUR	1,116,000	1,110,311
Lithuania Government 1.625% 6/19/2049 (b)	EUR	1,009,000	715,190
Lithuania Government 2.1% 5/26/2047 (b)	EUR	3,903,000	3,022,085
Lithuania Government 2.125% 10/22/2035 (b)	EUR	6,210,000	5,710,952
Lithuania Government 2.125% 10/29/2026 (b)	EUR	4,140,000	4,262,946
Lithuania Government 2.125% 6/1/2032 (b)	EUR	8,400,000	8,203,522
Lithuania Government 3.875% 6/14/2033 (b)	EUR	5,200,000	5,678,364
Lithuania Government 4.125% 4/25/2028 (b)	EUR	13,600,000	14,734,179
TOTAL LITHUANIA			51,592,708
LUXEMBOURG - 0.4%
Luxembourg Government 0% 11/13/2026 (b)	EUR	10,726,000	10,657,829
Luxembourg Government 0% 4/28/2025 (b)	EUR	174,000	178,671
Luxembourg Government 0% 4/28/2030 (b)	EUR	1,879,000	1,707,173
Luxembourg Government 0.625% 2/1/2027 (b)	EUR	5,651,000	5,660,918
State of the Grand-Duchy of Luxembourg 0% 3/24/2031 (b)	EUR	12,200,000	10,790,010
State of the Grand-Duchy of Luxembourg 0% 9/14/2032 (b)	EUR	6,197,000	5,245,328
State of the Grand-Duchy of Luxembourg 1.375% 5/25/2029 (b)	EUR	3,870,000	3,834,760
State of the Grand-Duchy of Luxembourg 1.75% 5/25/2042 (b)	EUR	2,630,000	2,222,826
State of the Grand-Duchy of Luxembourg 2.875% 3/1/2034 (b)	EUR	5,100,000	5,345,495
State of the Grand-Duchy of Luxembourg 3% 3/2/2033 (b)	EUR	8,500,000	8,991,471
State of the Grand-Duchy of Luxembourg 3.25% 3/2/2043 (b)	EUR	5,700,000	5,945,557
TOTAL LUXEMBOURG			60,580,038
NETHERLANDS - 4.5%
Dutch Government 0% 1/15/2026 (b)(c)	EUR	30,220,000	30,610,534
Dutch Government 0% 1/15/2027 (b)(c)	EUR	10,784,000	10,711,739
Dutch Government 0% 1/15/2029 (b)(c)	EUR	4,200,000	3,977,708
Dutch Government 0% 1/15/2038 (b)(c)	EUR	28,830,000	20,980,763
Dutch Government 0% 1/15/2052 (b)(c)	EUR	17,227,000	8,826,704
Dutch Government 0% 7/15/2030 (b)(c)	EUR	50,213,000	45,808,250
Dutch Government 0% 7/15/2031 (b)(c)	EUR	43,851,000	38,939,258
Dutch Government 0.25% 7/15/2029 (b)(c)	EUR	37,500,000	35,511,178
Dutch Government 0.5% 1/15/2040 (b)(c)	EUR	42,689,000	32,259,822
Dutch Government 0.5% 7/15/2026 (b)(c)	EUR	9,511,000	9,617,295
Dutch Government 0.5% 7/15/2032 (b)(c)	EUR	16,600,000	14,898,355
Dutch Government 0.75% 7/15/2027 (b)(c)	EUR	58,202,000	58,263,980
Dutch Government 0.75% 7/15/2028 (b)(c)	EUR	78,754,000	77,624,090
Dutch Government 2% 1/15/2054 (b)(c)	EUR	43,700,000	38,911,208
Dutch Government 2.5% 1/15/2033 (b)(c)	EUR	11,430,000	11,855,679
Dutch Government 2.5% 7/15/2033 (b)(c)	EUR	26,500,000	27,390,184
Dutch Government 2.5% 7/15/2034 (b)(c)	EUR	37,400,000	38,440,162
Dutch Government 2.75% 1/15/2047 (b)(c)	EUR	14,565,000	15,200,309
Dutch Government 3.25% 1/15/2044 (b)(c)	EUR	27,900,000	31,028,040
Dutch Government 3.75% 1/15/2042 (b)(c)	EUR	45,030,000	52,937,730
Dutch Government 4% 1/15/2037 (b)(c)	EUR	8,170,000	9,607,077
TOTAL NETHERLANDS			613,400,065
NEW ZEALAND - 2.2%
New Zealand Government 0.25% 5/15/2028	NZD	39,600,000	19,804,984
New Zealand Government 0.5% 5/15/2026	NZD	69,879,000	37,478,281
New Zealand Government 1.5% 5/15/2031	NZD	58,500,000	28,027,341
New Zealand Government 1.75% 5/15/2041	NZD	18,664,000	6,757,765
New Zealand Government 2% 5/15/2032	NZD	41,113,000	19,772,221
New Zealand Government 2.75% 4/15/2037 (b)	NZD	45,131,000	20,701,864
New Zealand Government 2.75% 5/15/2051	NZD	31,500,000	11,652,097
New Zealand Government 3% 4/20/2029	NZD	131,094,000	71,156,949
New Zealand Government 3.5% 4/14/2033 (b)	NZD	28,700,000	15,120,044
New Zealand Government 4.25% 5/15/2034	NZD	82,700,000	45,654,325
New Zealand Government 4.5% 4/15/2027 (b)	NZD	26,900,000	15,364,805
New Zealand Government 5% 5/15/2054	NZD	9,700,000	5,329,461
TOTAL NEW ZEALAND			296,820,137
NORWAY - 1.1%
Kingdom of Norway 1.25% 9/17/2031 (b)(c)	NOK	12,161,000	907,315
Kingdom of Norway 1.375% 8/19/2030 (b)(c)	NOK	313,381,000	24,157,267
Kingdom of Norway 1.5% 2/19/2026 (b)(c)	NOK	76,672,000	6,548,177
Kingdom of Norway 1.75% 2/17/2027 (b)(c)	NOK	559,982,000	47,096,260
Kingdom of Norway 1.75% 9/6/2029 (b)(c)	NOK	128,390,000	10,293,236
Kingdom of Norway 2% 4/26/2028 (b)(c)	NOK	45,900,000	3,810,417
Kingdom of Norway 2.125% 5/18/2032 (b)(c)	NOK	142,533,000	11,148,812
Kingdom of Norway 3% 8/15/2033 (b)(c)	NOK	97,000,000	7,993,242
Kingdom of Norway 3.5% 10/6/2042 (b)(c)	NOK	116,800,000	9,742,397
Kingdom of Norway 3.625% 4/13/2034 (b)(c)	NOK	310,900,000	26,801,964
TOTAL NORWAY			148,499,087
PORTUGAL - 3.7%
Portugal Obrigacoes do Tesouro OT 0.3% 10/17/2031 (b)(c)	EUR	12,800,000	11,457,589
Portugal Obrigacoes do Tesouro OT 0.475% 10/18/2030 (b)(c)	EUR	16,191,000	15,080,376
Portugal Obrigacoes do Tesouro OT 0.7% 10/15/2027 (b)(c)	EUR	33,005,000	32,899,196
Portugal Obrigacoes do Tesouro OT 0.9% 10/12/2035 (b)(c)	EUR	14,477,000	12,211,070
Portugal Obrigacoes do Tesouro OT 1% 4/12/2052 (b)(c)	EUR	27,715,000	16,751,142
Portugal Obrigacoes do Tesouro OT 1.15% 4/11/2042 (b)(c)	EUR	27,900,000	21,011,555
Portugal Obrigacoes do Tesouro OT 1.65% 7/16/2032 (b)(c)	EUR	64,040,000	62,191,171
Portugal Obrigacoes do Tesouro OT 1.95% 6/15/2029 (b)(c)	EUR	97,074,000	99,291,828
Portugal Obrigacoes do Tesouro OT 2.875% 10/15/2025 (b)(c)	EUR	3,988,000	4,144,668
Portugal Obrigacoes do Tesouro OT 2.875% 10/20/2034 (b)(c)	EUR	75,200,000	78,036,912
Portugal Obrigacoes do Tesouro OT 2.875% 7/21/2026 (b)(c)	EUR	27,450,000	28,758,871
Portugal Obrigacoes do Tesouro OT 3.625% 6/12/2054 (b)(c)	EUR	6,700,000	7,155,896
Portugal Obrigacoes do Tesouro OT 3.875% 2/15/2030 (b)(c)	EUR	16,065,000	17,894,741
Portugal Obrigacoes do Tesouro OT 4.1% 2/15/2045 (b)(c)	EUR	24,247,000	27,969,311
Republic of Portugal 2.125% 10/17/2028 (b)(c)	EUR	33,085,000	34,188,929
Republic of Portugal 4.1% 4/15/2037 (b)(c)	EUR	24,573,000	28,213,099
TOTAL PORTUGAL			497,256,354
SINGAPORE - 3.0%
Republic of Singapore 1.25% 11/1/2026	SGD	36,300,000	25,894,966
Republic of Singapore 1.625% 7/1/2031	SGD	18,254,000	12,394,240
Republic of Singapore 1.875% 10/1/2051	SGD	41,700,000	25,176,630
Republic of Singapore 1.875% 3/1/2050	SGD	19,850,000	12,118,453
Republic of Singapore 2.125% 6/1/2026	SGD	65,913,000	47,797,115
Republic of Singapore 2.25% 8/1/2036	SGD	8,615,000	5,926,950
Republic of Singapore 2.375% 7/1/2039	SGD	5,400,000	3,694,213
Republic of Singapore 2.625% 5/1/2028	SGD	3,800,000	2,772,791
Republic of Singapore 2.625% 8/1/2032	SGD	31,700,000	22,808,760
Republic of Singapore 2.75% 3/1/2046	SGD	21,500,000	15,518,918
Republic of Singapore 2.75% 4/1/2042	SGD	49,317,000	35,710,103
Republic of Singapore 2.875% 7/1/2029	SGD	3,553,000	2,607,701
Republic of Singapore 2.875% 8/1/2028	SGD	22,500,000	16,541,331
Republic of Singapore 2.875% 9/1/2027	SGD	36,200,000	26,612,339
Republic of Singapore 3% 8/1/2072 (b)	SGD	23,100,000	17,727,672
Republic of Singapore 3.375% 5/1/2034	SGD	37,800,000	28,815,355
Republic of Singapore 3.375% 9/1/2033	SGD	23,600,000	17,945,518
Republic of Singapore 3.5% 3/1/2027	SGD	18,124,000	13,481,914
Republic of Singapore Treasury Bills 3% 4/1/2029	SGD	93,300,000	69,089,642
TOTAL SINGAPORE			402,634,611
SLOVAKIA - 1.5%
Slovakia Treasury Bill 0.125% 6/17/2027 (b)	EUR	15,970,000	15,631,652
Slovakia Treasury Bill 0.375% 4/21/2036 (b)	EUR	5,220,000	3,849,938
Slovakia Treasury Bill 1% 10/13/2051 (b)	EUR	920,000	493,454
Slovakia Treasury Bill 1% 10/9/2030 (b)	EUR	14,233,000	13,320,529
Slovakia Treasury Bill 1% 5/14/2032 (b)	EUR	18,381,000	16,568,334
Slovakia Treasury Bill 1% 6/12/2028 (b)	EUR	13,930,000	13,714,234
Slovakia Treasury Bill 1.375% 1/21/2027 (b)	EUR	3,150,000	3,195,207
Slovakia Treasury Bill 1.875% 3/9/2037 (b)	EUR	4,837,000	4,182,750
Slovakia Treasury Bill 2% 10/17/2047 (b)	EUR	18,134,000	13,219,501
Slovakia Treasury Bill 2.25% 6/12/2068 (b)	EUR	6,082,000	4,162,058
Slovakia Treasury Bill 3.625% 1/16/2029 (b)	EUR	23,871,000	25,686,483
Slovakia Treasury Bill 3.625% 6/8/2033 (b)	EUR	24,500,000	26,109,539
Slovakia Treasury Bill 3.75% 3/6/2034 (b)	EUR	45,800,000	48,835,538
Slovakia Treasury Bill 3.875% 2/8/2033 (b)	EUR	3,054,000	3,332,337
Slovakia Treasury Bill 4% 2/23/2043 (b)	EUR	5,600,000	5,857,317
TOTAL SLOVAKIA			198,158,871
SLOVENIA - 0.8%
Republic of Slovenia 0% 2/12/2031 (b)	EUR	11,100,000	9,792,216
Republic of Slovenia 0.125% 7/1/2031 (b)	EUR	5,960,000	5,251,706
Republic of Slovenia 0.4875% 10/20/2050 (b)	EUR	6,065,000	3,142,786
Republic of Slovenia 0.6875% 3/3/2081 (b)	EUR	4,248,000	1,686,839
Republic of Slovenia 0.875% 7/15/2030 (b)	EUR	14,118,000	13,413,618
Republic of Slovenia 1% 3/6/2028 (b)	EUR	9,000,000	8,992,279
Republic of Slovenia 1.1875% 3/14/2029 (b)	EUR	4,421,000	4,382,861
Republic of Slovenia 1.5% 3/25/2035 (b)	EUR	6,884,000	6,174,820
Republic of Slovenia 1.75% 11/3/2040 (b)	EUR	8,240,000	6,957,741
Republic of Slovenia 2.125% 7/28/2025 (b)	EUR	261,000	269,700
Republic of Slovenia 2.25% 3/3/2032 (b)	EUR	6,950,000	6,952,766
Republic of Slovenia 3% 3/10/2034 (b)	EUR	17,000,000	17,571,590
Republic of Slovenia 3.125% 8/7/2045 (b)	EUR	6,338,000	6,264,038
Republic of Slovenia 3.625% 3/11/2033 (b)	EUR	4,400,000	4,808,587
Republic of Slovenia 5.125% 3/30/2026 (b)	EUR	12,292,000	13,176,720
TOTAL SLOVENIA			108,838,267
SPAIN - 4.7%
Spanish Kingdom 0% 1/31/2026	EUR	32,671,000	33,059,484
Spanish Kingdom 0% 1/31/2027	EUR	31,580,000	31,216,217
Spanish Kingdom 0% 1/31/2028	EUR	25,308,000	24,376,604
Spanish Kingdom 0.5% 10/31/2031 (b)(c)	EUR	7,736,000	6,910,861
Spanish Kingdom 0.6% 10/31/2029 (b)(c)	EUR	19,277,000	18,226,025
Spanish Kingdom 0.7% 4/30/2032 (b)(c)	EUR	22,230,000	19,846,026
Spanish Kingdom 0.8% 7/30/2027 (b)(c)	EUR	23,656,000	23,566,591
Spanish Kingdom 0.8% 7/30/2029	EUR	24,230,000	23,241,798
Spanish Kingdom 0.85% 7/30/2037 (b)(c)	EUR	23,974,000	18,691,158
Spanish Kingdom 1% 10/31/2050 (b)(c)	EUR	15,809,000	9,347,476
Spanish Kingdom 1% 7/30/2042 (b)(c)	EUR	11,860,000	8,346,061
Spanish Kingdom 1.2% 10/31/2040 (b)(c)	EUR	600,000	452,694
Spanish Kingdom 1.25% 10/31/2030 (b)(c)	EUR	8,115,000	7,773,734
Spanish Kingdom 1.4% 4/30/2028 (b)(c)	EUR	14,259,000	14,306,697
Spanish Kingdom 1.45% 10/31/2071 (b)(c)	EUR	25,659,000	13,532,262
Spanish Kingdom 1.45% 4/30/2029 (b)(c)	EUR	8,730,000	8,664,974
Spanish Kingdom 1.9% 10/31/2052 (b)(c)	EUR	12,800,000	9,277,663
Spanish Kingdom 1.95% 4/30/2026 (b)(c)	EUR	11,790,000	12,177,499
Spanish Kingdom 2.5% 5/31/2027	EUR	32,900,000	34,208,347
Spanish Kingdom 2.55% 10/31/2032 (b)(c)	EUR	39,300,000	39,849,845
Spanish Kingdom 2.7% 1/31/2030	EUR	17,900,000	18,644,080
Spanish Kingdom 2.7% 10/31/2048 (b)(c)	EUR	443,000	395,450
Spanish Kingdom 2.8% 5/31/2026	EUR	14,700,000	15,338,913
Spanish Kingdom 2.9% 10/31/2046 (b)(c)	EUR	720,000	675,941
Spanish Kingdom 3.1% 7/30/2031	EUR	18,500,000	19,574,554
Spanish Kingdom 3.15% 4/30/2033 (b)(c)	EUR	7,100,000	7,482,023
Spanish Kingdom 3.25% 4/30/2034 (b)(c)	EUR	6,600,000	6,960,936
Spanish Kingdom 3.45% 10/31/2034 (b)(c)	EUR	44,100,000	47,147,802
Spanish Kingdom 3.45% 7/30/2043 (b)(c)	EUR	45,300,000	46,286,965
Spanish Kingdom 3.5% 5/31/2029	EUR	37,800,000	40,751,015
Spanish Kingdom 3.55% 10/31/2033 (b)(c)	EUR	27,400,000	29,632,019
Spanish Kingdom 4.2% 1/31/2037 (b)(c)	EUR	6,230,000	7,086,890
Spanish Kingdom 5.15% 10/31/2044 (b)(c)	EUR	14,225,000	18,108,799
Spanish Kingdom 5.75% 7/30/2032	EUR	6,620,000	8,205,951
Spanish Kingdom 6% 1/31/2029	EUR	6,030,000	7,104,525
TOTAL SPAIN			630,467,879
SWEDEN - 1.2%
Sweden Kingdom 0.125% 5/12/2031 (b)	SEK	396,665,000	31,377,258
Sweden Kingdom 0.5% 11/24/2045 (b)	SEK	16,260,000	968,353
Sweden Kingdom 0.75% 11/12/2029 (b)	SEK	323,220,000	27,299,957
Sweden Kingdom 0.75% 5/12/2028 (b)	SEK	295,460,000	25,535,044
Sweden Kingdom 1% 11/12/2026 (b)	SEK	276,075,000	24,467,553
Sweden Kingdom 1.375% 6/23/2071 (b)	SEK	34,910,000	1,952,292
Sweden Kingdom 1.75% 11/11/2033 (b)	SEK	156,700,000	13,481,850
Sweden Kingdom 2.25% 5/11/2035 (b)	SEK	155,400,000	13,826,199
Sweden Kingdom 2.25% 6/1/2032 (b)	SEK	87,865,000	7,913,529
Sweden Kingdom 3.5% 3/30/2039 (b)	SEK	171,525,000	17,205,443
TOTAL SWEDEN			164,027,478
SWITZERLAND - 2.3%
Swiss Confederation 0% 6/22/2029 (b)	CHF	36,300,000	39,875,003
Swiss Confederation 0% 6/26/2034 (b)	CHF	40,500,000	43,539,810
Swiss Confederation 0% 7/24/2039 (b)	CHF	2,070,000	2,152,681
Swiss Confederation 0.25% 6/23/2035 (b)	CHF	7,110,000	7,781,601
Swiss Confederation 0.5% 5/24/2055 (b)	CHF	17,600,000	20,195,813
Swiss Confederation 0.5% 5/30/2058 (b)	CHF	3,907,000	4,510,862
Swiss Confederation 0.5% 6/28/2045 (b)	CHF	436,000	488,853
Swiss Confederation 1.25% 5/28/2026 (b)	CHF	5,574,000	6,247,511
Swiss Confederation 1.25% 6/27/2037 (b)	CHF	6,501,000	7,940,138
Swiss Confederation 1.25% 6/28/2043 (b)	CHF	23,700,000	30,115,178
Swiss Confederation 1.5% 4/30/2042 (b)	CHF	14,124,000	18,446,235
Swiss Confederation 2% 6/25/2064 (b)	CHF	9,042,000	16,497,498
Swiss Confederation 2.5% 3/8/2036 (b)	CHF	3,128,000	4,264,323
Swiss Confederation 3.5% 4/8/2033 (b)	CHF	26,804,000	37,432,803
Swiss Confederation 4% 1/6/2049 (b)	CHF	19,826,000	39,863,313
Swiss Confederation 4% 4/8/2028 (b)	CHF	25,010,000	31,081,790
TOTAL SWITZERLAND			310,433,412
UNITED KINGDOM - 4.1%
United Kingdom of Great Britain and Northern Ireland 0.125% 1/31/2028 (b)	GBP	2,396,000	2,659,658
United Kingdom of Great Britain and Northern Ireland 0.25% 7/31/2031 (b)	GBP	12,200,000	11,779,028
United Kingdom of Great Britain and Northern Ireland 0.375% 10/22/2026 (b)	GBP	21,340,000	24,972,063
United Kingdom of Great Britain and Northern Ireland 0.375% 10/22/2030 (b)	GBP	12,977,000	13,065,104
United Kingdom of Great Britain and Northern Ireland 0.5% 1/31/2029 (b)	GBP	29,000,000	31,307,049
United Kingdom of Great Britain and Northern Ireland 0.625% 7/31/2035 (b)	GBP	155,000	129,990
United Kingdom of Great Britain and Northern Ireland 0.875% 1/31/2046 (b)	GBP	692,000	401,305
United Kingdom of Great Britain and Northern Ireland 1.125% 10/22/2073 (b)	GBP	81,900,000	34,053,389
United Kingdom of Great Britain and Northern Ireland 1.25% 10/22/2041 (b)	GBP	54,457,000	39,842,396
United Kingdom of Great Britain and Northern Ireland 1.25% 7/22/2027 (b)	GBP	18,140,000	21,110,447
United Kingdom of Great Britain and Northern Ireland 1.25% 7/31/2051 (b)	GBP	63,940,000	35,790,385
United Kingdom of Great Britain and Northern Ireland 1.5% 7/22/2026 (b)	GBP	6,200,000	7,438,642
United Kingdom of Great Britain and Northern Ireland 1.625% 10/22/2028 (b)	GBP	3,570,000	4,074,382
United Kingdom of Great Britain and Northern Ireland 1.625% 10/22/2071 (b)	GBP	19,072,000	9,812,107
United Kingdom of Great Britain and Northern Ireland 2.5% 7/22/2065 (b)	GBP	4,840,000	3,448,555
United Kingdom of Great Britain and Northern Ireland 3.25% 1/22/2044 (b)	GBP	400,000	390,070
United Kingdom of Great Britain and Northern Ireland 3.25% 1/31/2033 (b)	GBP	23,900,000	27,405,390
United Kingdom of Great Britain and Northern Ireland 3.5% 1/22/2045 (b)	GBP	31,500,000	31,665,396
United Kingdom of Great Britain and Northern Ireland 3.5% 10/22/2025 (b)	GBP	15,700,000	19,474,025
United Kingdom of Great Britain and Northern Ireland 3.5% 7/22/2068 (b)	GBP	1,510,000	1,389,992
United Kingdom of Great Britain and Northern Ireland 3.75% 10/22/2053 (b)	GBP	20,800,000	20,650,251
United Kingdom of Great Britain and Northern Ireland 4% 10/22/2031 (b)	GBP	22,400,000	27,331,176
United Kingdom of Great Britain and Northern Ireland 4% 10/22/2063 (b)	GBP	2,900,000	2,981,760
United Kingdom of Great Britain and Northern Ireland 4.125% 1/29/2027 (b)	GBP	12,200,000	15,190,460
United Kingdom of Great Britain and Northern Ireland 4.125% 7/22/2029 (b)	GBP	7,700,000	9,547,196
United Kingdom of Great Britain and Northern Ireland 4.25% 12/7/2027 (b)	GBP	17,400,000	21,815,756
United Kingdom of Great Britain and Northern Ireland 4.25% 12/7/2049 (b)	GBP	8,124,000	8,935,429
United Kingdom of Great Britain and Northern Ireland 4.25% 3/7/2036 (b)	GBP	2,199,000	2,652,895
United Kingdom of Great Britain and Northern Ireland 4.25% 6/7/2032 (b)	GBP	10,600,000	13,157,171
United Kingdom of Great Britain and Northern Ireland 4.25% 7/31/2034 (b)	GBP	48,400,000	59,089,158
United Kingdom of Great Britain and Northern Ireland 4.5% 12/7/2042 (b)	GBP	6,500,000	7,654,675
United Kingdom of Great Britain and Northern Ireland 4.5% 6/7/2028 (b)	GBP	8,500,000	10,694,420
United Kingdom of Great Britain and Northern Ireland 4.625% 1/31/2034 (b)	GBP	6,200,000	7,797,112
United Kingdom of Great Britain and Northern Ireland 4.75% 12/7/2030 (b)	GBP	22,792,000	29,198,815
TOTAL UNITED KINGDOM			556,905,647
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $14,950,015,155)			13,238,909,900

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $83,892,675)	4.36	83,875,900	83,892,675

TOTAL INVESTMENT IN SECURITIES - 98.4% (Cost $15,033,907,830)	13,322,802,575
NET OTHER ASSETS (LIABILITIES) - 1.6%	223,107,120
NET ASSETS - 100.0%	13,545,909,695

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
Eurex Euro-Bobl Contracts (Germany)	245	Mar 2025	29,910,894	(364,603)	(364,603)
ICE Long Gilt Contracts (United Kingdom)	500	Mar 2025	57,844,039	(1,324,861)	(1,324,861)

TOTAL FUTURES CONTRACTS					(1,689,464)
The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	109,915,000	USD	114,112,874	Bank of America NA	1/08/25	(234,110)
USD	159,247,255	AUD	246,828,000	Bank of America NA	1/08/25	6,472,447
USD	45,094,854	DKK	320,534,000	Bank of America NA	1/08/25	559,501
USD	693,620	GBP	555,000	Bank of America NA	1/08/25	(1,154)
USD	249,922,133	NZD	423,274,000	Bank of America NA	1/08/25	13,092,677
USD	46,665,482	SEK	513,188,000	Bank of America NA	1/08/25	268,584
USD	54,335	HKD	421,952	Brown Brothers Harriman & Co	1/02/25	6
USD	193,284	SGD	263,513	Brown Brothers Harriman & Co	1/02/25	326
USD	41,043,331	NOK	457,409,000	Citibank NA	1/08/25	861,680
USD	189,007,196	DKK	1,331,688,000	HSBC BANK USA	1/08/25	3,980,972
USD	72,846,075	CHF	64,383,000	Bank of America NA	1/08/25	1,863,144
USD	82,729,169	EUR	78,210,000	Bank of America NA	1/08/25	1,698,754
USD	1,384,353,305	EUR	1,320,367,000	Bank of America NA	1/08/25	16,371,117
HKD	3,450,000	USD	444,251	Brown Brothers Harriman & Co	1/08/25	(24)
USD	321,227,872	SGD	429,632,000	State Street Bank & Trust Co	1/08/25	6,560,532
USD	136,081,323	GBP	107,221,000	Bank of America NA	1/08/25	1,857,233
USD	1,322,940	GBP	1,041,000	Bank of America NA	1/08/25	19,770
AUD	13,637,000	USD	8,717,439	Brown Brothers Harriman & Co	1/08/25	(276,783)
GBP	4,274,000	USD	5,444,367	Canadian Imperial Bank of Commerce	1/08/25	(93,981)
CHF	14,135,000	USD	15,755,641	Royal Bank of Canada	1/08/25	(171,656)
GBP	15,319,000	USD	19,194,385	Royal Bank of Canada	1/08/25	(17,369)
USD	163,641,797	CAD	230,038,000	HSBC BANK USA	1/08/25	3,579,173
USD	456,812,145	GBP	360,005,000	HSBC BANK USA	1/08/25	6,141,628
EUR	20,049,000	USD	20,876,609	Bank of America NA	1/08/25	(104,600)
GBP	6,090,000	USD	7,632,261	Bank of America NA	1/08/25	(8,524)
JPY	5,915,250,000	USD	39,598,765	Bank of America NA	1/08/25	(1,981,537)
USD	733,852	EUR	707,000	Bank of America NA	1/02/25	1,506
USD	125,458,748	SEK	1,366,582,000	Bank of America NA	1/08/25	1,907,215
USD	191,205,128	JPY	28,504,000,000	Brown Brothers Harriman & Co	1/08/25	9,937,816
USD	72,862,125	SGD	97,993,000	Royal Bank of Canada	1/08/25	1,090,942
USD	117,516,622	NOK	1,298,212,000	HSBC BANK USA	1/08/25	3,473,606
USD	270,464,952	CHF	237,452,000	HSBC BANK USA	1/08/25	8,671,640
USD	65,444,854	NZD	111,475,000	HSBC BANK USA	1/08/25	3,072,576
AUD	6,351,000	USD	3,968,505	Bank of America NA	1/08/25	(37,538)
USD	401,999,681	JPY	60,146,750,000	Bank of America NA	1/08/25	19,504,604
SGD	10,343,000	USD	7,717,810	Brown Brothers Harriman & Co	1/08/25	(142,480)
GBP	290,000	USD	363,382	Royal Bank of Canada	1/02/25	(331)
EUR	18,086,000	USD	19,001,663	BNP Paribas SA	1/08/25	(263,445)
JPY	1,566,400,000	USD	9,985,812	Bank of America NA	1/08/25	(24,504)
SGD	6,737,000	USD	4,942,849	Brown Brothers Harriman & Co	1/08/25	(8,594)
USD	506,911	GBP	400,000	Brown Brothers Harriman & Co	1/08/25	6,173
USD	512,485,213	CAD	716,995,000	JPMorgan Chase Bank NA	1/08/25	13,593,286
CAD	2,685,000	USD	1,899,167	Royal Bank of Canada	1/08/25	(30,918)
USD	528,967,105	AUD	814,703,000	HSBC BANK USA	1/08/25	24,704,647
USD	22,921,470	HKD	178,286,000	JPMorgan Chase Bank NA	1/08/25	(34,905)
USD	2,236,412,794	JPY	336,452,650,000	JPMorgan Chase Bank NA	1/08/25	96,787,924
USD	5,959,352,022	EUR	5,622,932,000	HSBC BANK USA	1/08/25	133,645,367

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						376,292,393
Unrealized Appreciation						379,724,846
Unrealized Depreciation						(3,432,453)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Kronen
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
HKD	-	Hong Kong Dollar
JPY	-	Japanese Yen
NOK	-	Norwegian Krona
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $8,647,068,680 or 63.8% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,491,183,968 or 33.2% of net assets.

(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,197,753.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	149,869,926	4,243,549,442	4,309,547,008	4,590,831	20,315	-	83,892,675	83,875,900	0.2%
Total	149,869,926	4,243,549,442	4,309,547,008	4,590,831	20,315	-	83,892,675	83,875,900

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Foreign Government and Government Agency Obligations	13,238,909,900	-	13,238,909,900	-

Money Market Funds	83,892,675	83,892,675	-	-
Total Investments in Securities:	13,322,802,575	83,892,675	13,238,909,900	-
Derivative Instruments: Assets
Forward Foreign Currency Contracts	379,724,846	-	379,724,846	-
Total Assets	379,724,846	-	379,724,846	-
Liabilities
Futures Contracts	(1,689,464)	(1,689,464)	-	-
Forward Foreign Currency Contracts	(3,432,453)	-	(3,432,453)	-
Total Liabilities	(5,121,917)	(1,689,464)	(3,432,453)	-
Total Derivative Instruments:	374,602,929	(1,689,464)	376,292,393	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	379,724,846	(3,432,453)
Total Foreign Exchange Risk	379,724,846	(3,432,453)
Interest Rate Risk
Futures Contracts (b)	0	(1,689,464)
Total Interest Rate Risk	0	(1,689,464)
Total Value of Derivatives	379,724,846	(5,121,917)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Bank of America NA	63,616,552	(2,391,967)	(54,005,617)	-	7,218,968
BNP Paribas SA	-	(263,445)	-	-	(263,445)
Brown Brothers Harriman & Co	9,944,321	(427,881)	(9,400,000)	-	116,440
Canadian Imperial Bank of Commerce	-	(93,981)	-	-	(93,981)
Citibank NA	861,680	-	(861,680)	-	-
HSBC Bank	187,269,609	-	(156,419,878)	-	30,849,731
JPMorgan Chase Bank NA	110,381,210	(34,905)	(110,346,305)	-	-
Royal Bank of Canada	1,090,942	(220,274)	(817,823)	-	52,845
State Street Bank & Trust Co	6,560,532	-	(5,350,137)	-	1,210,395
Total	$379,724,846	$(3,432,453)	$(337,201,440)	$-	$39,090,953

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $14,950,015,155)	$13,238,909,900
Fidelity Central Funds (cost $83,892,675)	83,892,675

Total Investment in Securities (cost $15,033,907,830)		$13,322,802,575
Foreign currency held at value (cost $289,960)		289,341
Unrealized appreciation on forward foreign currency contracts		379,724,846
Receivable for fund shares sold		2,033,004
Interest receivable		103,763,738
Distributions receivable from Fidelity Central Funds		539,512
Receivable for daily variation margin on futures contracts		410,086
Receivable from investment adviser for expense reductions		26,504
Other receivables		317
Total assets		13,809,589,923
Liabilities
Payable for investments purchased	$201,438,247
Unrealized depreciation on forward foreign currency contracts	3,432,453
Payable for fund shares redeemed	58,629,126
Other payables and accrued expenses	180,402
Total liabilities		263,680,228
Net Assets		$13,545,909,695
Net Assets consist of:
Paid in capital		$14,508,913,741
Total accumulated earnings (loss)		(963,004,046)
Net Assets		$13,545,909,695
Net Asset Value, offering price and redemption price per share ($13,545,909,695 ÷ 1,561,171,074 shares)		$8.68
Statement of Operations
Year ended December 31, 2024
Investment Income
Interest		$190,765,008
Income from Fidelity Central Funds		4,590,831
Income before foreign taxes withheld		$195,355,839
Less foreign taxes withheld		(1,468,479)
Total income		193,887,360
Expenses
Custodian fees and expenses	$695,805
Independent trustees' fees and expenses	26,958
Miscellaneous	3
Total expenses before reductions	722,766
Expense reductions	(372,968)
Total expenses after reductions		349,798
Net Investment income (loss)		193,537,562
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(208,287,013)
Fidelity Central Funds	20,315
Forward foreign currency contracts	458,193,209
Foreign currency transactions	6,420,566
Futures contracts	(1,321,761)
Total net realized gain (loss)		255,025,316
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(770,420,944)
Forward foreign currency contracts	626,809,887
Assets and liabilities in foreign currencies	(4,690,921)
Futures contracts	(6,025,663)
Total change in net unrealized appreciation (depreciation)		(154,327,641)
Net gain (loss)		100,697,675
Net increase (decrease) in net assets resulting from operations		$294,235,237
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$193,537,562	$126,503,811
Net realized gain (loss)	255,025,316	(170,330,567)
Change in net unrealized appreciation (depreciation)	(154,327,641)	742,180,947
Net increase (decrease) in net assets resulting from operations	294,235,237	698,354,191
Distributions to shareholders	(427,107,283)	(360,586,125)

Share transactions
Proceeds from sales of shares	4,945,845,747	1,868,490,454
Reinvestment of distributions	427,107,283	360,586,125
Cost of shares redeemed	(1,522,711,788)	(1,072,708,577)

Net increase (decrease) in net assets resulting from share transactions	3,850,241,242	1,156,368,002
Total increase (decrease) in net assets	3,717,369,196	1,494,136,068

Net Assets
Beginning of period	9,828,540,499	8,334,404,431
End of period	$13,545,909,695	$9,828,540,499

Other Information
Shares
Sold	561,882,809	218,251,463
Issued in reinvestment of distributions	49,104,849	41,654,654
Redeemed	(174,684,412)	(126,164,722)
Net increase (decrease)	436,303,246	133,741,395

Financial Highlights
Fidelity® Series International Developed Markets Bond Index Fund

Years ended December 31,	2024	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.74	$8.41	$9.83	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.156	.118	.066	.007
Net realized and unrealized gain (loss)	.095	.547	(1.420)	(.169)
Total from investment operations	.251	.665	(1.354)	(.162)
Distributions from net investment income	(.311)	(.335)	(.066)	(.008)
Total distributions	(.311)	(.335)	(.066)	(.008)
Net asset value, end of period	$8.68	$8.74	$8.41	$9.83
Total Return D,E	2.91%	7.99%	(13.79)%	(1.62)%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.01%	.01%	.01%	.01% H
Expenses net of fee waivers, if any I	- %	-%	-%	-% H
Expenses net of all reductions I	-%	-%	-%	-% H
Net investment income (loss)	1.80%	1.38%	.74%	.21% H
Supplemental Data
Net assets, end of period (000 omitted)	$13,545,910	$9,828,540	$8,334,404	$4,701,543
Portfolio turnover rate J	17%	18%	22%	2% K

AFor the period August 31, 2021 (commencement of operations) through December 31, 2021.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAmount represents less than .005%.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
Fidelity Series International Developed Markets Bond Index Fund (the Fund) is a non-diversified fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Foreign government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$100,562,904
Gross unrealized depreciation	(801,184,114)
Net unrealized appreciation (depreciation)	$(700,621,210)
Tax Cost	$14,965,630,124

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$15,888,247
Capital loss carryforward	$(275,305,202)
Net unrealized appreciation (depreciation) on securities and other investments	$(703,587,090)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(85,523,496)
Long-term	(189,781,706)
Total capital loss carryforward	$(275,305,202)

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$427,107,283	$ 360,586,125

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.

4. Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Series International Developed Markets Bond Index Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	458,193,209	626,809,887
Total Foreign Exchange Risk	458,193,209	626,809,887
Interest Rate Risk
Futures Contracts	(1,321,761)	(6,025,663)
Total Interest Rate Risk	(1,321,761)	(6,025,663)
Totals	456,871,448	620,784,224

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity Series International Developed Markets Bond Index Fund	30,435,450,931

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period.

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series International Developed Markets Bond Index Fund	6,323,690,667	1,859,258,466
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through April 30, 2028. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $372,968.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity School Street Trust and the Shareholders of Fidelity Series International Developed Markets Bond Index Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Series International Developed Markets Bond Index Fund (the "Fund"), a fund of Fidelity School Street Trust, including the schedule of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and for the period from August 31, 2021 (commencement of operations) through December 31, 2021, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from August 31, 2021 (commencement of operations) through December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 13, 2025
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund designates $147,865,774 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series International Developed Markets Bond Index Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts, and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through April 30, 2027.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9901932.103
IDM-ANN-0325
Fidelity® Series International Credit Fund

Annual Report
December 31, 2024
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Series International Credit Fund
Schedule of Investments December 31, 2024
Showing Percentage of Net Assets
Foreign Government and Government Agency Obligations - 6.8%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.8%
Australian Commonwealth 1.75% 11/21/2032 (b)	AUD	1,825,000	940,299
CANADA - 0.2%
Canadian Government 1.5% 12/1/2031	CAD	180,000	112,809
Canadian Government 2.75% 6/1/2033	CAD	260,000	175,153
Canadian Government 3% 6/1/2034	CAD	40,000	27,338
TOTAL CANADA			315,300
GERMANY - 3.7%
German Federal Republic 2.5% 7/4/2044 (b)	EUR	1,580,000	1,615,027
German Federal Republic 2.6% 5/15/2041 (b)	EUR	240,000	248,406
German Federal Republic 2.6% 8/15/2033 (b)	EUR	830,000	879,423
German Federal Republic 3.25% 7/4/2042 (b)	EUR	1,400,000	1,581,600
TOTAL GERMANY			4,324,456
JAPAN - 2.1%
Japan Government 0.005% 2/1/2025	JPY	326,850,000	2,077,158
Japan Government 0.9% 9/20/2034	JPY	60,000,000	374,849
TOTAL JAPAN			2,452,007
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,354,427)			8,032,062

Non-Convertible Corporate Bonds - 56.6%
		Principal Amount (a)	Value ($)
AUSTRALIA - 1.0%
Financials - 1.0%
Financial Services - 0.5%
Cimic Finance Ltd 1.5% 5/28/2029 (b)	EUR	600,000	561,393
Insurance - 0.5%
QBE Insurance Group Ltd 2.5% 9/13/2038 (b)(c)	GBP	500,000	558,510
TOTAL AUSTRALIA			1,119,903
BELGIUM - 0.5%
Financials - 0.5%
Banks - 0.5%
KBC Group NV 6.324% 9/21/2034 (c)(d)		550,000	568,925
CZECH REPUBLIC - 0.2%
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CPI Property Group SA 1.5% 1/27/2031 (b)	EUR	275,000	225,486
DENMARK - 1.8%
Consumer Staples - 0.1%
Tobacco - 0.1%
Scandinavian Tobacco Group A/S 4.875% 9/12/2029 (b)	EUR	150,000	158,502
Financials - 1.3%
Banks - 1.3%
Danske Bank A/S 3.875% 1/9/2032 (b)(c)	EUR	1,055,000	1,125,088
Jyske Bank A/S 5% 10/26/2028 (b)(c)	EUR	225,000	244,292
Jyske Bank A/S 5.125% 5/1/2035 (b)(c)	EUR	143,000	156,530
			1,525,910
Industrials - 0.4%
Transportation Infrastructure - 0.4%
DSV Finance BV 3.25% 11/6/2030 (b)	EUR	400,000	418,589
TOTAL DENMARK			2,103,001
FINLAND - 0.6%
Financials - 0.5%
Banks - 0.5%
Nordea Bank Abp 4.125% 5/5/2028 (b)	EUR	600,000	644,340
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Citycon Treasury BV 5% 3/11/2030 (b)	EUR	100,000	104,160
TOTAL FINLAND			748,500
FRANCE - 3.3%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
RCI Banque SA 5.5% 10/9/2034 (b)(c)	EUR	200,000	211,813
Financials - 1.8%
Banks - 1.8%
BNP Paribas SA 2.159% 9/15/2029 (c)(d)		225,000	201,463
BNP Paribas SA 2.5% 3/31/2032 (b)(c)	EUR	600,000	605,018
BNP Paribas SA 4.125% 5/24/2033 (b)	EUR	600,000	656,046
BPCE SA 5.716% 1/18/2030 (c)(d)		250,000	251,260
Societe Generale SA 4.75% 11/24/2025 (d)		200,000	198,919
Societe Generale SA 6.691% 1/10/2034 (c)(d)		200,000	205,125
			2,117,831
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Holding d'Infrastructures des Metiers de l'Environnement 0.625% 9/16/2028 (b)	EUR	200,000	183,345
Utilities - 1.1%
Electric Utilities - 0.6%
Electricite de France SA 4.75% 10/12/2034 (b)	EUR	500,000	561,136
Electricite de France SA 5.5% 1/25/2035 (b)	GBP	100,000	119,727
			680,863
Multi-Utilities - 0.5%
Engie SA 3.875% 3/6/2036 (b)	EUR	300,000	316,815
Engie SA 4.25% 9/6/2034 (b)	EUR	300,000	325,365
			642,180
TOTAL UTILITIES			1,323,043

TOTAL FRANCE			3,836,032
GERMANY - 9.9%
Consumer Discretionary - 1.0%
Automobile Components - 1.0%
Robert Bosch GmbH 4.375% 6/2/2043 (b)	EUR	200,000	216,070
Schaeffler AG 4.75% 8/14/2029 (b)	EUR	400,000	424,193
ZF Europe Finance BV 2% 2/23/2026 (b)	EUR	200,000	201,478
ZF Finance GmbH 2% 5/6/2027 (b)	EUR	300,000	292,071
			1,133,812
Financials - 4.7%
Banks - 0.4%
Commerzbank AG 4.875% 10/16/2034 (b)(c)	EUR	300,000	322,080
Commerzbank AG 8.625% 2/28/2033 (b)(c)	GBP	100,000	134,302
			456,382
Capital Markets - 1.3%
Deutsche Bank AG 3.25% 5/24/2028 (b)(c)	EUR	400,000	414,865
Deutsche Bank AG 4.5% 7/12/2035 (b)(c)	EUR	100,000	107,139
Deutsche Bank AG 6.125% 12/12/2030 (b)(c)	GBP	800,000	1,032,764
			1,554,768
Financial Services - 3.0%
KfW 0.75% 1/15/2029 (b)	EUR	3,600,000	3,495,952
TOTAL FINANCIALS			5,507,102

Health Care - 1.2%
Pharmaceuticals - 1.2%
Bayer AG 4.625% 5/26/2033 (b)	EUR	300,000	325,450
Bayer US Finance LLC 6.375% 11/21/2030 (d)		560,000	576,108
Bayer US Finance LLC 6.5% 11/21/2033 (d)		500,000	508,705
			1,410,263
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Accentro Real Estate AG 5.625% 2/13/2026 (b)(e)	EUR	472,500	226,060
Sirius Real Estate Ltd 1.125% 6/22/2026 (b)	EUR	300,000	301,547
			527,607
Utilities - 2.6%
Electric Utilities - 1.9%
Amprion GmbH 3.125% 8/27/2030 (b)	EUR	500,000	515,786
Amprion GmbH 3.625% 5/21/2031 (b)	EUR	100,000	105,678
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/2081 (b)(c)	EUR	500,000	474,979
EnBW International Finance BV 3.5% 7/22/2031 (b)	EUR	250,000	263,307
EnBW International Finance BV 3.75% 11/20/2035 (b)	EUR	850,000	882,607
			2,242,357
Independent Power and Renewable Electricity Producers - 0.7%
RWE Finance US LLC 5.875% 4/16/2034 (d)		801,000	803,450
TOTAL UTILITIES			3,045,807

TOTAL GERMANY			11,624,591
HONG KONG - 1.2%
Financials - 1.2%
Insurance - 1.2%
AIA Group Ltd 0.88% 9/9/2033 (b)(c)	EUR	300,000	282,824
Prudential Funding Asia PLC 2.95% 11/3/2033 (b)(c)		1,300,000	1,182,220

TOTAL HONG KONG			1,465,044
IRELAND - 0.5%
Financials - 0.5%
Banks - 0.5%
AIB Group PLC 5.25% 10/23/2031 (b)(c)	EUR	550,000	625,732
ITALY - 0.8%
Financials - 0.2%
Banks - 0.2%
Intesa Sanpaolo SpA 6.625% 6/20/2033 (d)		275,000	287,524
Utilities - 0.6%
Electric Utilities - 0.6%
Enel Finance International NV 5.5% 6/26/2034 (d)		350,000	346,283
Enel SpA 3.375% (b)(c)(f)	EUR	300,000	308,813
			655,096
TOTAL ITALY			942,620
LUXEMBOURG - 4.0%
Financials - 0.8%
Financial Services - 0.8%
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund 4.75% 3/27/2034 (b)	EUR	150,000	164,821
Titanium 2l Bondco Sarl 6.25% 1/14/2031 pay-in-kind	EUR	2,363,000	819,984
			984,805
Industrials - 0.7%
Ground Transportation - 0.7%
Alpha Trains Finance SA 2.064% 6/30/2030 (b)	EUR	802,000	823,769
Real Estate - 2.5%
Industrial REITs - 0.1%
Prologis International Funding II SA 4.375% 7/1/2036 (b)	EUR	100,000	108,896
Real Estate Management & Development - 2.4%
Blackstone Property Partners Europe Holdings Sarl 1% 5/4/2028 (b)	EUR	1,050,000	1,000,582
Blackstone Property Partners Europe Holdings Sarl 1.75% 3/12/2029 (b)	EUR	600,000	577,781
Blackstone Property Partners Europe Holdings Sarl 2.625% 10/20/2028 (b)	GBP	250,000	282,429
Logicor Financing Sarl 0.875% 1/14/2031 (b)	EUR	250,000	220,696
Logicor Financing Sarl 4.25% 7/18/2029 (b)	EUR	400,000	426,680
P3 Group Sarl 4% 4/19/2032 (b)	EUR	300,000	312,327
			2,820,495
TOTAL LUXEMBOURG			4,737,965
MEXICO - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Petroleos Mexicanos 5.95% 1/28/2031		880,000	740,230
MULTI-NATIONAL - 1.4%
Financials - 1.4%
Banks - 1.4%
European Investment Bank 3% 11/15/2028 (b)	EUR	1,565,000	1,657,520
NETHERLANDS - 4.8%
Communication Services - 0.3%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV 3.875% 2/16/2036 (b)	EUR	100,000	105,814
Entertainment - 0.2%
Universal Music Group NV 4% 6/13/2031 (b)	EUR	200,000	215,881
TOTAL COMMUNICATION SERVICES			321,695

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.1%
REWE International Finance BV 4.875% 9/13/2030 (b)	EUR	100,000	111,213
Food Products - 0.1%
JDE Peet's NV 2.25% 9/24/2031 (d)		150,000	121,572
TOTAL CONSUMER STAPLES			232,785

Financials - 4.0%
Banks - 2.1%
ABN AMRO Bank NV 3.875% 1/15/2032 (b)	EUR	400,000	426,270
Cooperatieve Rabobank UA 1.125% 5/7/2031 (b)	EUR	100,000	91,161
Cooperatieve Rabobank UA 3.822% 7/26/2034 (b)	EUR	200,000	213,997
Cooperatieve Rabobank UA 4% 1/10/2030 (b)	EUR	200,000	215,854
ING Groep NV 4.5% 5/23/2029 (b)(c)	EUR	500,000	540,874
ING Groep NV 4.75% 5/23/2034 (b)(c)	EUR	900,000	1,009,556
			2,497,712
Insurance - 1.9%
Argentum Netherlands BV 5.625% 8/15/2052 (b)(c)		964,000	961,727
Argentum Netherlands BV 5.75% 8/15/2050 (b)(c)		1,300,000	1,296,913
			2,258,640
TOTAL FINANCIALS			4,756,352

Industrials - 0.3%
Transportation Infrastructure - 0.3%
Royal Schiphol Group NV 3.375% 9/17/2036 (b)	EUR	350,000	360,850
TOTAL NETHERLANDS			5,671,682
NORWAY - 0.1%
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA 0.25% 2/23/2029 (b)(c)	EUR	200,000	190,254
POLAND - 0.4%
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
GTC Aurora Luxembourg SA 2.25% 6/23/2026 (b)	EUR	500,000	471,519
PORTUGAL - 0.3%
Financials - 0.3%
Insurance - 0.3%
Fidelidade - Co De Seguros SA/Portugal 4.25% 9/4/2031 (b)(c)	EUR	300,000	312,101
SPAIN - 1.8%
Financials - 1.5%
Banks - 1.5%
Banco Bilbao Vizcaya Argentaria SA 6.033% 3/13/2035 (c)		600,000	599,610
CaixaBank SA 3.625% 9/19/2032 (b)(c)	EUR	1,100,000	1,145,263
			1,744,873
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Werfen SA/Spain 4.625% 6/6/2028 (b)	EUR	300,000	324,944
TOTAL SPAIN			2,069,817
SWEDEN - 0.6%
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
Heimstaden AB 4.375% 3/6/2027 (b)	EUR	500,000	471,312
Samhallsbyggnadsbolaget I Norden Holding AB 2.25% 7/12/2027 (b)	EUR	250,000	205,864

TOTAL SWEDEN			677,176
SWITZERLAND - 2.5%
Financials - 2.5%
Capital Markets - 2.1%
UBS Group AG 2.125% 11/15/2029 (b)(c)	GBP	500,000	561,780
UBS Group AG 4.125% 6/9/2033 (b)(c)	EUR	660,000	714,294
UBS Group AG 4.75% 3/17/2032 (b)(c)	EUR	1,070,000	1,194,375
			2,470,449
Insurance - 0.4%
Zurich Finance Ireland Designated Activity Co 3.5% 5/2/2052 (b)(c)		600,000	516,270
TOTAL SWITZERLAND			2,986,719
UNITED KINGDOM - 16.6%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC 4.875% 10/3/2078 (b)(c)	GBP	250,000	310,815
Consumer Discretionary - 3.4%
Broadline Retail - 2.2%
John Lewis PLC 4.25% 12/18/2034 (b)	GBP	100,000	95,375
John Lewis PLC 6.125% 1/21/2025	GBP	1,659,000	2,076,923
Marks & Spencer PLC 4.5% 7/10/2027 (b)(e)	GBP	270,000	326,171
			2,498,469
Hotels, Restaurants & Leisure - 0.9%
Compass Group PLC 3.25% 9/16/2033 (b)	EUR	375,000	388,339
InterContinental Hotels Group PLC 3.375% 10/8/2028 (b)	GBP	340,000	399,039
Whitbread Group PLC 2.375% 5/31/2027 (b)	GBP	250,000	292,592
			1,079,970
Household Durables - 0.3%
Berkeley Group PLC/The 2.5% 8/11/2031 (b)	GBP	400,000	400,227
TOTAL CONSUMER DISCRETIONARY			3,978,666

Consumer Staples - 1.7%
Consumer Staples Distribution & Retail - 0.5%
Tesco Corporate Treasury Services PLC 2.75% 4/27/2030 (b)	GBP	500,000	556,848
Household Products - 0.2%
Reckitt Benckiser Treasury Services PLC 3.875% 9/14/2033 (b)	EUR	290,000	310,130
Tobacco - 1.0%
BAT International Finance PLC 4.125% 4/12/2032 (b)	EUR	1,060,000	1,126,400
TOTAL CONSUMER STAPLES			1,993,378

Financials - 6.9%
Banks - 6.4%
Barclays PLC 5.262% 1/29/2034 (b)(c)	EUR	490,000	561,140
Barclays PLC 8.407% 11/14/2032 (b)(c)	GBP	300,000	401,935
HSBC Holdings PLC 4.787% 3/10/2032 (b)(c)	EUR	470,000	525,212
HSBC Holdings PLC 4.856% 5/23/2033 (b)(c)	EUR	500,000	565,497
HSBC Holdings PLC 6.8% 9/14/2031 (c)	GBP	160,000	214,511
HSBC Holdings PLC 7.39% 11/3/2028 (c)		350,000	370,950
HSBC Holdings PLC 8.201% 11/16/2034 (b)(c)	GBP	400,000	548,273
Lloyds Banking Group PLC 1.985% 12/15/2031 (c)	GBP	400,000	471,452
Lloyds Banking Group PLC 4.5% 1/11/2029 (b)(c)	EUR	230,000	248,563
Lloyds Banking Group PLC 4.75% 9/21/2031 (b)(c)	EUR	670,000	742,953
NatWest Group PLC 2.105% 11/28/2031 (b)(c)	GBP	650,000	767,939
NatWest Group PLC 3.622% 8/14/2030 (b)(c)	GBP	250,000	310,248
NatWest Group PLC 4.771% 2/16/2029 (b)(c)	EUR	600,000	652,799
NatWest Group PLC 7.416% 6/6/2033 (b)(c)	GBP	300,000	393,849
Virgin Money UK PLC 7.625% 8/23/2029 (b)(c)	GBP	600,000	809,468
			7,584,789
Insurance - 0.5%
Admiral Group PLC 8.5% 1/6/2034 (b)	GBP	400,000	560,847
TOTAL FINANCIALS			8,145,636

Industrials - 1.1%
Ground Transportation - 0.4%
Mobico Group PLC 4.875% 9/26/2031 (b)	EUR	500,000	519,361
Trading Companies & Distributors - 0.2%
Travis Perkins PLC 3.75% 2/17/2026 (b)	GBP	200,000	244,574
Transportation Infrastructure - 0.5%
Heathrow Funding Ltd 6% 3/5/2032 (b)	GBP	450,000	557,771
TOTAL INDUSTRIALS			1,321,706

Real Estate - 0.4%
Office REITs - 0.2%
Great Portland Estates PLC 5.375% 9/25/2031 (b)	GBP	200,000	245,380
Real Estate Management & Development - 0.2%
Tritax EuroBox PLC 0.95% 6/2/2026 (b)	EUR	210,000	211,167
TOTAL REAL ESTATE			456,547

Utilities - 2.9%
Electric Utilities - 1.0%
NGG Finance PLC 2.125% 9/5/2082 (b)(c)	EUR	750,000	746,030
Scottish Hydro Electric Transmission PLC 3.375% 9/4/2032 (b)	EUR	400,000	415,657
			1,161,687
Gas Utilities - 0.4%
Southern Gas Networks PLC 3.5% 10/16/2030 (b)	EUR	400,000	412,875
Water Utilities - 1.5%
Anglian Water Osprey Financing PLC 2% 7/31/2028 (b)	GBP	175,000	177,783
Anglian Water Services Financing PLC 5.875% 6/20/2031 (b)	GBP	135,000	169,502
Anglian Water Services Financing PLC 6.25% 9/12/2044 (b)	GBP	300,000	366,188
Anglian Water Services Financing PLC 6.293% 7/30/2030 (b)	GBP	225,000	286,400
Severn Trent Utilities Finance PLC 4.625% 11/30/2034 (b)	GBP	140,000	163,563
South West Water Finance PLC 5.75% 12/11/2032 (b)	GBP	100,000	125,012
Southern Water Services Finance Ltd 1.625% 3/30/2027 (b)	GBP	208,000	213,585
Southern Water Services Finance Ltd 2.375% 5/28/2028 (b)	GBP	120,000	122,092
SW Finance I PLC 7.375% 12/12/2041 (b)	GBP	160,000	179,540
			1,803,665
TOTAL UTILITIES			3,378,227

TOTAL UNITED KINGDOM			19,584,975
UNITED STATES - 3.7%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.2%
Verizon Communications Inc 3.75% 2/28/2036	EUR	225,000	236,301
Media - 0.4%
Warnermedia Holdings Inc 4.693% 5/17/2033	EUR	425,000	440,315
TOTAL COMMUNICATION SERVICES			676,616

Financials - 1.6%
Banks - 0.2%
JPMorgan Chase & Co 3.761% 3/21/2034 (b)(c)	EUR	300,000	317,665
Capital Markets - 0.7%
Blackstone Private Credit Fund 4.875% 4/14/2026 (b)	GBP	430,000	529,721
Morgan Stanley 3.955% 3/21/2035 (c)	EUR	300,000	318,030
			847,751
Consumer Finance - 0.7%
Ford Motor Credit Co LLC 4.445% 2/14/2030	EUR	250,000	266,084
Ford Motor Credit Co LLC 6.86% 6/5/2026	GBP	400,000	508,879
			774,963
TOTAL FINANCIALS			1,940,379

Industrials - 0.2%
Building Products - 0.2%
Carrier Global Corp 4.5% 11/29/2032	EUR	200,000	221,997
Real Estate - 0.1%
Diversified REITs - 0.1%
WP Carey Inc 4.25% 7/23/2032	EUR	100,000	107,840
Utilities - 1.2%
Electric Utilities - 1.2%
Duke Energy Corp 3.85% 6/15/2034	EUR	550,000	570,604
Southern Co/The 1.875% 9/15/2081 (c)	EUR	850,000	825,443
			1,396,047
TOTAL UNITED STATES			4,342,879
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $71,980,532)			66,702,671

Preferred Securities - 7.7%
		Principal Amount (a)	Value ($)
CZECH REPUBLIC - 0.6%
Real Estate - 0.6%
Real Estate Management & Development - 0.6%
CPI Property Group SA 3.75% (b)(c)(f)	EUR	800,000	739,877
FINLAND - 0.3%
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Citycon Oyj 7.875% (b)(c)(f)	EUR	300,000	308,988
GERMANY - 3.7%
Consumer Discretionary - 0.9%
Automobiles - 0.9%
Volkswagen International Finance NV 3.875% (b)(c)(f)	EUR	1,100,000	1,084,279
Real Estate - 2.8%
Real Estate Management & Development - 2.8%
Aroundtown Finance Sarl 7.875% (c)(f)		750,000	697,962
Aroundtown SA 5 year EUR Swap Annual Index + 3.98%, 6.2133% (b)(c)(f)(g)	EUR	1,400,000	1,252,134
Grand City Properties SA 1.5% (b)(c)(f)	EUR	1,300,000	1,295,858
			3,245,954
TOTAL GERMANY			4,330,233
IRELAND - 0.4%
Financials - 0.4%
Banks - 0.4%
AIB Group PLC 6.25% (b)(c)(f)	EUR	450,000	471,370
SWEDEN - 0.4%
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
Heimstaden Bostad AB 3.625% (b)(c)(f)	EUR	150,000	153,761
Samhallsbyggnadsbolaget i Norden AB 2.624% (b)(c)(f)(h)	EUR	650,000	269,321

TOTAL SWEDEN			423,082
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
Credit Suisse Group AG Claim 5 year USD Swap Index + 4.598%, 0% (b)(c)(f)(g)(h)(i)		1,900,000	190,000
UBS Group AG 7% (b)(c)(f)		200,000	212,181

TOTAL SWITZERLAND			402,181
UNITED KINGDOM - 2.0%
Consumer Staples - 1.0%
Tobacco - 1.0%
British American Tobacco PLC 3% (b)(c)(f)	EUR	1,100,000	1,117,148
Financials - 0.4%
Banks - 0.4%
Barclays PLC 7.125% (c)(f)	GBP	200,000	251,472
Barclays PLC 8.875% (b)(c)(f)	GBP	200,000	261,367
			512,839
Industrials - 0.2%
Ground Transportation - 0.2%
Mobico Group PLC 4.25% (b)(c)(f)	GBP	190,000	235,754
Utilities - 0.4%
Electric Utilities - 0.4%
SSE PLC 3.74% (b)(c)(f)	GBP	400,000	502,900
TOTAL UNITED KINGDOM			2,368,641
TOTAL PREFERRED SECURITIES (Cost $13,095,409)			9,044,372

U.S. Treasury Obligations - 20.9%
	Yield (%) (j)	Principal Amount (a)	Value ($)
US Treasury Bonds 1.125% 8/15/2040	4.51	700,000	417,386
US Treasury Bonds 2.25% 8/15/2046	4.78 to 4.92	500,000	322,780
US Treasury Bonds 3.25% 5/15/2042 (k)	4.12 to 4.13	2,600,000	2,114,814
US Treasury Bonds 3.625% 5/15/2053	3.94	500,000	406,451
US Treasury Bonds 4% 11/15/2042	3.75 to 3.77	710,000	638,841
US Treasury Bonds 4.125% 8/15/2044	4.14 to 4.18	400,000	361,988
US Treasury Bonds 4.375% 8/15/2043	4.91	50,000	47,045
US Treasury Bonds 4.5% 2/15/2044	4.45	500,000	477,235
US Treasury Bonds 4.625% 11/15/2044	4.86	190,000	184,226
US Treasury Bonds 4.625% 5/15/2044	4.42 to 4.72	775,000	751,329
US Treasury Bonds 6.25% 5/15/2030	3.46 to 4.46	2,660,000	2,890,900
US Treasury Notes 2.625% 7/31/2029 (l)	4.11	3,000,000	2,783,221
US Treasury Notes 3.5% 2/15/2033	4.32	1,000,000	930,293
US Treasury Notes 3.625% 9/30/2031	3.66 to 4.23	1,500,000	1,425,391
US Treasury Notes 3.75% 12/31/2028	4.03 to 4.05	444,000	434,033
US Treasury Notes 3.75% 12/31/2030	4.07	435,000	419,107
US Treasury Notes 3.75% 8/31/2031	3.64	970,000	929,336
US Treasury Notes 4.125% 11/30/2029	4.11	410,000	405,342
US Treasury Notes 4.125% 7/31/2031	3.59 to 3.97	1,700,000	1,666,764
US Treasury Notes 4.25% 2/28/2029	4.14 to 4.30	2,685,000	2,672,450
US Treasury Notes 4.25% 6/30/2031	4.35	560,000	552,958
US Treasury Notes 4.375% 11/30/2028	3.89	500,000	500,202
US Treasury Notes 4.375% 12/31/2029	4.39	265,000	264,867
US Treasury Notes 4.5% 11/15/2033	3.94 to 4.14	965,000	960,632
US Treasury Notes 4.5% 5/31/2029	4.37	200,000	200,956
US Treasury Notes 4.625% 4/30/2029	4.44 to 4.72	1,795,000	1,812,203
TOTAL U.S. TREASURY OBLIGATIONS (Cost $25,348,905)			24,570,750

Money Market Funds - 5.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m) (Cost $5,873,406)	4.36	5,872,233	5,873,407

TOTAL INVESTMENT IN SECURITIES - 97.0% (Cost $124,652,679)	114,223,262
NET OTHER ASSETS (LIABILITIES) - 3.0%	3,526,402
NET ASSETS - 100.0%	117,749,664

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	11	Mar 2025	2,261,703	1,012	1,012
CBOT 5-Year U.S. Treasury Note Contracts (United States)	47	Mar 2025	4,996,320	(19,525)	(19,525)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	27	Mar 2025	3,073,781	(66,187)	(66,187)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	9	Mar 2025	1,001,813	(11,829)	(11,829)
TME 10 Year Canadian Note Contracts (Canada)	40	Mar 2025	3,411,875	60,931	60,931

TOTAL PURCHASED					(35,598)

Sold

Interest Rate Contracts
ICE Long Gilt Contracts (United Kingdom)	4	Mar 2025	462,752	12,230	12,230

TOTAL FUTURES CONTRACTS					(23,368)
The notional amount of futures purchased as a percentage of Net Assets is 12.5%
The notional amount of futures sold as a percentage of Net Assets is 0.4%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

EUR	384,000	USD	399,544	Brown Brothers Harriman & Co	1/09/25	(1,680)
USD	301,719	CAD	423,000	BNP Paribas SA	1/09/25	7,381
USD	17,507,972	GBP	13,861,000	BNP Paribas SA	1/09/25	156,298
USD	40,941	GBP	32,000	Bank of America NA	1/09/25	882
EUR	76,000	USD	79,670	Bank of America NA	1/09/25	(926)
USD	56,349,584	EUR	53,663,000	Goldman Sachs Bank USA	1/09/25	749,109
USD	986,905	AUD	1,525,000	Bank of America NA	1/09/25	43,002
USD	31,212	EUR	30,000	Bank of America NA	1/09/25	129
EUR	67,000	USD	69,725	JPMorgan Chase Bank NA	1/09/25	(306)
CAD	180,000	USD	125,132	Brown Brothers Harriman & Co	1/02/25	90
USD	2,587,972	JPY	386,200,000	Brown Brothers Harriman & Co	1/09/25	131,685
USD	39,486	AUD	61,000	Royal Bank of Canada	1/09/25	1,730
EUR	606,000	USD	638,421	Bank of America NA	1/09/25	(10,542)
USD	120,298	CAD	173,000	Brown Brothers Harriman & Co	1/09/25	(82)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						1,076,770
Unrealized Appreciation						1,090,306
Unrealized Depreciation						(13,536)

Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
BMW Finance NV 0.75% 7/13/2026	Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	1,550,000	(28,842)	30,484	1,642
Heidelberg Materials AG 3.75% 5/31/2032	Dec 2029	BNP Paribas SA	(5%)	Quarterly	EUR	710,000	(148,769)	150,574	1,805
Generali 4.125% 5/4/2026	Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	650,000	2,825	(7,185)	(4,360)
AXA SA 8.6% 12/15/2030	Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	950,000	(7,672)	6,163	(1,509)
Societe Generale SA 2.625% 2/27/2025	Dec 2029	BNP Paribas SA	(1%)	Quarterly	EUR	650,000	10,626	(17,834)	(7,208)
Intesa Sanpaolo SpA 6.184% 2/20/2034	Dec 2029	JPMorgan Chase Bank NA	(1%)	Quarterly	EUR	650,000	7,715	(14,741)	(7,026)
UniCredit SpA 5.375% 4/16/2034	Dec 2029	Goldman Sachs Bank USA	(1%)	Quarterly	EUR	550,000	6,695	(12,887)	(6,192)

TOTAL CREDIT DEFAULT SWAPS							(157,422)	134,574	(22,848)

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	European Monetary Unit (Euro)
GBP	-	United Kingdom Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $67,203,877 or 57.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,069,334 or 3.5% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Non-income producing - Security is in default.
(i)	Level 3 security
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)
Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts and bi-lateral over the counter (OTC) swaps. At period end, the value of securities pledged amounted to $86,003.

(l)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $390,579.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	4,058,877	29,669,616	27,855,113	243,266	26	1	5,873,407	5,872,233	0.0%
Fidelity Securities Lending Cash Central Fund	-	1,294,837	1,294,837	29	-	-	-	-	0.0%
Total	4,058,877	30,964,453	29,149,950	243,295	26	1	5,873,407	5,872,233

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Foreign Government and Government Agency Obligations	8,032,062	-	8,032,062	-

Non-Convertible Corporate Bonds
Communication Services	1,309,126	-	1,309,126	-
Consumer Discretionary	5,324,291	-	5,324,291	-
Consumer Staples	2,384,665	-	2,384,665	-
Energy	740,230	-	740,230	-
Financials	36,580,950	-	36,580,950	-
Health Care	1,735,207	-	1,735,207	-
Industrials	3,330,256	-	3,330,256	-
Real Estate	5,499,726	-	5,499,726	-
Utilities	9,798,220	-	9,798,220	-

Preferred Securities
Consumer Discretionary	1,084,279	-	1,084,279	-
Consumer Staples	1,117,148	-	1,117,148	-
Financials	1,386,390	-	1,196,390	190,000
Industrials	235,754	-	235,754	-
Real Estate	4,717,901	-	4,717,901	-
Utilities	502,900	-	502,900	-

U.S. Treasury Obligations	24,570,750	-	24,570,750	-

Money Market Funds	5,873,407	5,873,407	-	-
Total Investments in Securities:	114,223,262	5,873,407	108,159,855	190,000
Derivative Instruments: Assets
Futures Contracts	74,173	74,173	-	-
Forward Foreign Currency Contracts	1,090,306	-	1,090,306	-
Swaps	27,861	-	27,861	-
Total Assets	1,192,340	74,173	1,118,167	-
Liabilities
Futures Contracts	(97,541)	(97,541)	-	-
Forward Foreign Currency Contracts	(13,536)	-	(13,536)	-
Swaps	(185,283)	-	(185,283)	-
Total Liabilities	(296,360)	(97,541)	(198,819)	-
Total Derivative Instruments:	895,980	(23,368)	919,348	-
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of December 31, 2024. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (a)	27,861	(185,283)
Total Credit Risk	27,861	(185,283)
Foreign Exchange Risk
Forward Foreign Currency Contracts (b)	1,090,306	(13,536)
Total Foreign Exchange Risk	1,090,306	(13,536)
Interest Rate Risk
Futures Contracts (c)	74,173	(97,541)
Total Interest Rate Risk	74,173	(97,541)
Total Value of Derivatives	1,192,340	(296,360)

(a)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
(b)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.
(c)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).
The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets ($)	Value of Derivative Liabilities ($)	Collateral Received(a) ($)	Collateral Pledged(a) ($)	Net(b) ($)
Bank of America NA	44,013	(11,468)	-	-	32,545
BNP Paribas SA	177,130	(185,283)	-	8,153	-
Brown Brothers Harriman & Co	131,775	(1,762)	-	-	130,013
Goldman Sachs Bank USA	755,804	-	(366,528)	-	389,276
JPMorgan Chase Bank NA	7,715	(306)	-	-	7,409
Royal Bank of Canada	1,730	-	-	-	1,730
Total	$1,118,167	$(198,819)	$(366,528)	$8,153	$560,973

(a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.
(b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Financial Statements.
Financial Statements
Statement of Assets and Liabilities
As of December 31, 2024
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $118,779,273)	$108,349,855
Fidelity Central Funds (cost $5,873,406)	5,873,407

Total Investment in Securities (cost $124,652,679)		$114,223,262
Cash		1
Foreign currency held at value (cost $1,674,105)		1,652,171
Unrealized appreciation on forward foreign currency contracts		1,090,306
Dividends receivable		20,753
Interest receivable		1,528,139
Distributions receivable from Fidelity Central Funds		22,701
Bi-lateral OTC swaps, at value		27,861
Receivable from investment adviser for expense reductions		74
Total assets		118,565,268
Liabilities
Payable for investments purchased	$561,972
Unrealized depreciation on forward foreign currency contracts	13,536
Payable for fund shares redeemed	40,856
Bi-lateral OTC swaps, at value	185,283
Payable for daily variation margin on futures contracts	11,983
Other payables and accrued expenses	1,974
Total liabilities		815,604
Net Assets		$117,749,664
Net Assets consist of:
Paid in capital		$137,731,063
Total accumulated earnings (loss)		(19,981,399)
Net Assets		$117,749,664
Net Asset Value, offering price and redemption price per share ($117,749,664 ÷ 14,268,701 shares)		$8.25
Statement of Operations
Year ended December 31, 2024
Investment Income
Dividends		$511,770
Interest		3,706,871
Income from Fidelity Central Funds (including $29 from security lending)		243,295
Income before foreign taxes withheld		$4,461,936
Less foreign taxes withheld		(4,644)
Total income		4,457,292
Expenses
Custodian fees and expenses	$5,115
Independent trustees' fees and expenses	290
Total expenses before reductions	5,405
Expense reductions	(2,500)
Total expenses after reductions		2,905
Net Investment income (loss)		4,454,387
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(2,610,659)
Fidelity Central Funds	26
Forward foreign currency contracts	2,774,568
Foreign currency transactions	36,254
Futures contracts	5,103
Swaps	(64,993)
Total net realized gain (loss)		140,299
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	3,175,695
Fidelity Central Funds	1
Forward foreign currency contracts	2,225,358
Assets and liabilities in foreign currencies	(99,105)
Futures contracts	(708,153)
Swaps	(11,923)
Total change in net unrealized appreciation (depreciation)		4,581,873
Net gain (loss)		4,722,172
Net increase (decrease) in net assets resulting from operations		$9,176,559
Statement of Changes in Net Assets

	Year ended December 31, 2024	Year ended December 31, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,454,387	$4,210,796
Net realized gain (loss)	140,299	(6,848,345)
Change in net unrealized appreciation (depreciation)	4,581,873	10,462,100
Net increase (decrease) in net assets resulting from operations	9,176,559	7,824,551
Distributions to shareholders	(5,498,144)	(3,893,060)

Share transactions
Proceeds from sales of shares	5,460,552	2,069,174
Reinvestment of distributions	5,498,144	3,893,060
Cost of shares redeemed	(5,501,408)	(2,069,174)

Net increase (decrease) in net assets resulting from share transactions	5,457,288	3,893,060
Total increase (decrease) in net assets	9,135,703	7,824,551

Net Assets
Beginning of period	108,613,961	100,789,410
End of period	$117,749,664	$108,613,961

Other Information
Shares
Sold	647,104	265,952
Issued in reinvestment of distributions	669,805	505,276
Redeemed	(652,056)	(265,952)
Net increase (decrease)	664,853	505,276

Financial Highlights
Fidelity® Series International Credit Fund

Years ended December 31,	2024	2023	2022	2021	2020
Selected Per-Share Data
Net asset value, beginning of period	$7.98	$7.69	$9.92	$10.23	$10.08
Income from Investment Operations
Net investment income (loss) A,B	.322	.317	.276	.255	.307
Net realized and unrealized gain (loss)	.345	.266	(1.988)	(.263)	.516
Total from investment operations	.667	.583	(1.712)	(.008)	.823
Distributions from net investment income	(.397)	(.293)	(.455)	(.197) C	(.423)
Distributions from net realized gain	-	-	(.063)	(.105) C	(.250)
Total distributions	(.397)	(.293)	(.518)	(.302)	(.673)
Net asset value, end of period	$8.25	$7.98	$7.69	$9.92	$10.23
Total Return D	8.47%	7.77%	(17.44)%	(.07)%	8.33%
Ratios to Average Net Assets B,E,F
Expenses before reductions	-% G	.01%	-% G	.01%	.01%
Expenses net of fee waivers, if any	- % G	-% G	-% G	-% G	.01%
Expenses net of all reductions	-% G	-% G	-% G	-% G	.01%
Net investment income (loss)	3.93%	4.09%	3.20%	2.53%	3.00%
Supplemental Data
Net assets, end of period (000 omitted)	$117,750	$108,614	$100,789	$121,985	$122,084
Portfolio turnover rate H	61%	61%	21%	65%	52%

ACalculated based on average shares outstanding during the period.
BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
CThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
GAmount represents less than .005%.
HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements

For the period ended December 31, 2024

1. Organization.
Fidelity Series International Credit Fund (the Fund) is a fund of Fidelity School Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost.  Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2024, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,143,344
Gross unrealized depreciation	(7,446,576)
Net unrealized appreciation (depreciation)	$(6,303,232)
Tax Cost	$124,139,670

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$455,074
Capital loss carryforward	$(14,067,353)
Net unrealized appreciation (depreciation) on securities and other investments	$(6,369,124)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(2,611,513)
Long-term	(11,455,840)
Total capital loss carryforward	$(14,067,353)

The tax character of distributions paid was as follows:

	December 31, 2024	December 31, 2023
Ordinary Income	$5,498,144	$ 3,893,060
Total	$5,498,144	$ 3,893,060

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. A summary of derivatives inclusive of potential netting arrangements is presented at the end of the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Series International Credit Fund
Credit Risk
Swaps	(64,993)	(11,923)
Total Credit Risk	(64,993)	(11,923)
Foreign Exchange Risk
Forward Foreign Currency Contracts	2,774,568	2,225,358
Total Foreign Exchange Risk	2,774,568	2,225,358
Interest Rate Risk
Futures Contracts	5,103	(708,153)
Total Interest Rate Risk	5,103	(708,153)
Totals	2,714,678	1,505,282

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period, unless an average contract value is presented in the table below.

Average Contracts Amount ($)
Fidelity Series International Credit Fund	93,971,114

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period, unless an average notional amount is presented in the table below.

Average Notional Amount ($)
Fidelity Series International Credit Fund	19,029,518

Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series International Credit Fund	54,397,621	62,715,318

6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Sub-Advisory Arrangements. Effective March 1, 2024, the Fund's sub-advisory agreements with FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited were amended to provide that the investment adviser pays each sub-adviser monthly fees equal to 110% of the sub-adviser's costs for providing sub-advisory services.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR plus a .10% spread adjustment, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2025 unless extended or renewed.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS ($)	Security Lending Income From Securities Loaned to NFS ($)	Value of Securities Loaned to NFS at Period End ($)
Fidelity Series International Credit Fund	3	-	-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .003% of average net assets. This reimbursement will remain in place through April 30, 2028. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,717.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $783.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity School Street Trust and Shareholders of Fidelity Series International Credit Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series International Credit Fund (one of the funds constituting Fidelity School Street Trust, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2025

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 19.34% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $4,278,395 of distributions paid during the fiscal year ended 2024 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2025 of amounts for use in preparing 2024 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment companies.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)

Board Approval of Investment Advisory Contracts and Management Fees
Fidelity Series International Credit Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.
The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board's Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.
At its September 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. The Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the fund, including the backgrounds and experience of investment personnel of the Investment Advisers, and also considered the Investment Advisers' implementation of the fund's investment program. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted Fidelity's resources devoted to non-U.S. offices and Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the fund's compliance policies and procedures, including with respect to liquidity and derivatives risk management. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
Investment Performance. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer an investment option for other investment companies, collective investment trusts, and 529 plans managed by Fidelity and ultimately to enhance the performance of those investment companies, collective investment trusts and 529 plans.
Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. The Board considered that the fund does not pay FMR a management fee for investment advisory services, but that FMR receives fees for providing services to funds, collective investment trusts, and 529 plans that invest in the fund. The Board also noted that FMR or an affiliate undertakes to pay all operating expenses of the fund, except transfer agent fees, 12b-1 fees, Independent Trustee fees and expenses, custodian fees and expenses, proxy and shareholder meeting expenses, interest, taxes, and extraordinary expenses (such as litigation expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable.
The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.003% through April 30, 2027.
Based on its review, the Board considered that the fund does not pay a management fee and concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.
A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's fund business. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.
The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund, with limited exceptions.
Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR or an affiliate bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contracts.
Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) portfolio manager changes that have occurred during the past year; (ii) hiring, training, compensating, and retaining adviser and sub-adviser personnel; (iii) the terms of the funds' various management fee structures and arrangements for transfer agent and pricing and bookkeeping services; (iv) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (v) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (vi) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; (vii) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons; (viii) matters related to money market funds, exchange-traded funds, and target date funds; (ix) the arrangements with and compensation paid to certain fund sub-advisers and the treatment of such compensation within Fidelity's fund profitability methodology; and (x) the terms of management contracts between Fidelity and other funds and products not overseen by the Board.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board, including the Independent Trustees, concluded that the advisory and sub-advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances and that the fund's Advisory Contracts should be renewed through September 30, 2025.

1.9882621.107
SUN-ANN-0325

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity School Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 21, 2025